UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07589
THE HARTFORD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)
P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)
Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (860) 843-9934
Date of fiscal year end: October 31st
Date of reporting period: July 31, 2009
Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Hartford Advisers Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 67.8%
	Automobiles & Components - 0.5%
423	Ford Motor Co. •	$3,384

	Banks - 2.4%
63	PNC Financial Services Group, Inc.	2,326
81	Standard Chartered plc	1,931
823	Washington Mutual, Inc. Private Placement ⌂†	70
558	Wells Fargo & Co.	13,651

		17,978

	Capital Goods - 5.1%
59	Boeing Co.	2,519
89	Cummins, Inc.	3,807
37	Danaher Corp.	2,247
35	Deere & Co.	1,544
460	General Electric Co.	6,160
152	Honeywell International, Inc.	5,257
132	Illinois Tool Works, Inc.	5,365
112	Ingersoll-Rand plc	3,246
69	Lockheed Martin Corp.	5,121
45	Siemens AG ADR	3,600

		38,866

	Diversified Financials - 8.7%
187	Ameriprise Financial, Inc.	5,207
1,052	Bank of America Corp.	15,563
529	Discover Financial Services, Inc.	6,282
29	Franklin Resources, Inc.	2,598
66	Goldman Sachs Group, Inc.	10,696
185	Invesco Ltd.	3,659
317	JP Morgan Chase & Co.	12,264
174	UBS AG	2,543
472	UBS AG ADR	6,952

		65,764

	Energy - 9.7%
47	BP plc ADR	2,332
71	Cameco Corp.	1,974
24	Chevron Corp.	1,660
47	Devon Energy Corp.	2,701
81	EOG Resources, Inc.	5,960
330	Exxon Mobil Corp.	23,236
106	Hess Corp.	5,846
93	Marathon Oil Corp.	2,996
167	OAO Gazprom Class S ADR	3,447
70	Occidental Petroleum Corp.	4,986
70	Petro-Canada	2,875
118	Petroleo Brasileiro S.A. ADR	4,846
125	Schlumberger Ltd.	6,671
109	Suncor Energy, Inc.	3,547

		73,077

	Food & Staples Retailing - 1.9%
148	Kroger Co.	3,171
205	Safeway, Inc.	3,871
94	Walgreen Co.	2,912
87	Wal-Mart Stores, Inc.	4,345

		14,299

	Food, Beverage & Tobacco - 3.6%
139	General Mills, Inc.	8,183
243	PepsiCo, Inc.	13,785
199	Unilever N.V. NY Shares ADR	5,410

		27,378

	Health Care Equipment & Services - 2.0%
77	Cardinal Health, Inc.	2,567
14	Intuitive Surgical, Inc. •	3,114
176	Medtronic, Inc.	6,241
108	Varian Medical Systems, Inc. •	3,813

		15,735

	Household & Personal Products - 0.7%
98	Procter & Gamble Co.	5,462

	Insurance - 0.7%
64	ACE Ltd.	3,132
114	Marsh & McLennan Cos., Inc.	2,326

		5,458

	Materials - 0.5%
126	Cliff’s Natural Resources, Inc.	3,457

	Media - 2.1%
717	Comcast Corp. Class A	10,656
213	Viacom, Inc. Class B •	4,932

		15,588

	Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
141	Abbott Laboratories	6,339
170	Daiichi Sankyo Co., Ltd.	3,067
537	Elan Corp. plc ADR •	4,229
95	Eli Lilly & Co.	3,301
41	Johnson & Johnson	2,503
236	Merck & Co., Inc.	7,076
496	Pfizer, Inc.	7,908
103	Schering-Plough Corp.	2,733
254	Shionogi & Co., Ltd.	5,212
69	UCB S.A.	2,286
109	Vertex Pharmaceuticals, Inc. •	3,936

		48,590

	Retailing - 4.6%
103	Best Buy Co., Inc.	3,834
2,225	Buck Holdings L.P. ⌂•†	2,991
130	Kohl’s Corp. •	6,326
349	Lowe’s Co., Inc.	7,848
106	Nordstrom, Inc.	2,805
300	Staples, Inc.	6,314
111	Target Corp.	4,829

		34,947

	Semiconductors & Semiconductor Equipment - 2.1%
106	Lam Research Corp. •	3,177
362	Maxim Integrated Products, Inc.	6,408
256	Texas Instruments, Inc.	6,164

		15,749

	Software & Services - 5.0%
153	Accenture Ltd. Class A	5,366
18	Google, Inc. •	7,753
645	Microsoft Corp.	15,168
116	Oracle Corp.	2,560

1

The Hartford Advisers Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 67.8% — (continued)
	Software & Services - 5.0% — (continued)
373	Western Union Co.	$6,520

		37,367

	Technology Hardware & Equipment - 7.2%
65	Apple, Inc. •	10,669
670	Cisco Systems, Inc. •	14,742
346	Flextronics International Ltd. •	1,838
292	Hewlett-Packard Co.	12,648
209	NetApp, Inc. •	4,683
217	Qualcomm, Inc.	10,042

		54,622

	Telecommunication Services - 1.0%
98	China Mobile Ltd. ADR	5,131
204	MetroPCS Communications, Inc. •	2,420

		7,551

	Transportation - 2.5%
769	Delta Air Lines, Inc. •	5,328
83	FedEx Corp.	5,597
145	United Parcel Service, Inc. Class B	7,812

		18,737

	Utilities - 1.1%
157	Exelon Corp.	7,970

	Total common stocks (cost $524,349)	$511,979

WARRANTS - 0.0%
	Banks - 0.0%
103	Washington Mutual, Inc. Private Placement ⌂•†	$—

	Total warrants (cost $—)	$—

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.2%
	Finance - 1.2%
	Advanta Business Card Master Trust
$3,296	5.30%, 05/21/2012	$3,098
	Citibank Credit Card Issuance Trust
2,985	5.65%, 09/20/2019	3,051
	Marriott Vacation Club Owner Trust
216	5.36%, 10/20/2028 ▪	182
	Nissan Automotive Lease Trust
2,788	5.10%, 07/16/2012	2,798

		9,129

	Total asset & commercial mortgage backed securities (cost $9,273)	$9,129

CORPORATE BONDS: INVESTMENT GRADE - 13.4%
	Capital Goods - 0.1%
	Xerox Corp.
$1,000	5.50%, 05/15/2012	$1,052

	Consumer Cyclical - 0.4%
	DaimlerChrysler NA Holdings Corp.
1,975	6.50%, 11/15/2013	2,089
	Staples, Inc.
460	9.75%, 01/15/2014	539

		2,628

	Consumer Staples - 0.5%
	Anheuser-Busch InBev N.V.
600	7.75%, 01/15/2019 ▪	701
	Procter & Gamble Co.
2,101	9.36%, 01/01/2021	2,547
	Weyerhaeuser Co.
800	7.38%, 03/15/2032	685

		3,933

	Energy - 0.3%
	Atmos Energy Corp.
1,160	6.35%, 06/15/2017	1,222
	Weatherford International Ltd.
1,000	5.95%, 06/15/2012	1,049

		2,271

	Finance - 8.5%
	Ace INA Holdings, Inc.
125	5.88%, 06/15/2014	133
	American Express Centurion Bank
1,200	6.00%, 09/13/2017	1,170
	AXA Financial, Inc.
2,200	7.00%, 04/01/2028	1,674
	Bank of America Corp.
3,000	5.42%, 03/15/2017	2,700
	Berkshire Hathaway Finance Corp.
1,050	4.85%, 01/15/2015	1,099
	Brandywine Operating Partnership
750	5.70%, 05/01/2017	562
1,000	6.00%, 04/01/2016	775
	Capital One Bank
750	6.50%, 06/13/2013	757
	Capital One Capital IV
300	6.75%, 02/17/2037	216
	Citibank NA
5,000	1.88%, 06/04/2012	4,983
	Citigroup, Inc.
1,600	6.00%, 10/31/2033	1,197
105	8.13%, 07/15/2039	106
	COX Communications, Inc.
2,000	5.45%, 12/15/2014	2,109
	Developers Diversified Realty Corp.
1,500	5.38%, 10/15/2012	1,279
	Discover Financial Services, Inc.
1,245	6.45%, 06/12/2017	1,042
	Eaton Vance Corp.
530	6.50%, 10/02/2017	523
	Everest Reinsurance Holdings, Inc.
885	5.40%, 10/15/2014	821
	Goldman Sachs Group, Inc.
1,000	5.30%, 02/14/2012	1,057
1,200	5.63%, 01/15/2017	1,202
	Health Care Properties
2,035	6.00%, 01/30/2017	1,803

2

The Hartford Advisers Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 13.4% — (continued)
	Finance - 8.5% — (continued)
	HSBC Finance Corp.
$2,000	5.50%, 01/19/2016	$1,935
	International Lease Finance Corp.
2,200	5.00%, 09/15/2012	1,563
1,200	5.63%, 09/15/2010	1,023
	Jackson National Life Insurance Co.
2,000	8.15%, 03/15/2027 ▪	1,665
	John Deere Capital Corp.
1,655	4.88%, 10/15/2010	1,695
	JP Morgan Chase & Co.
1,795	5.13%, 09/15/2014	1,858
	Kimco Realty Corp.
1,550	5.78%, 03/15/2016	1,340
	Liberty Mutual Group, Inc.
2,335	5.75%, 03/15/2014 ▪	1,971
	Liberty Property L.P.
315	6.63%, 10/01/2017	273
	Merrill Lynch & Co., Inc.
2,000	5.00%, 02/03/2014	1,942
	Morgan Stanley
2,650	5.38%, 10/15/2015	2,656
	National City Corp.
125	6.88%, 05/15/2019	123
	New England Mutual Life Insurance Co.
2,100	7.88%, 02/15/2024 ▪	2,066
	PNC Funding Corp.
625	5.40%, 06/10/2014	645
	Prologis Trust
1,500	5.63%, 11/15/2016	1,277
	Prudential Funding LLC
2,000	6.75%, 09/15/2023 ▪	1,876
	Realty Income Corp.
965	6.75%, 08/15/2019	914
	Republic New York Capital I
250	7.75%, 11/15/2006	230
	Santander Central Hispano Issuances Ltd.
500	7.63%, 11/03/2009	507
	Simon Property Group L.P.
3,100	6.10%, 05/01/2016	2,968
	Sovereign Bancorp, Inc.
1,000	8.75%, 05/30/2018	1,083
	Sovereign Capital Trust IV
1,500	7.91%, 06/13/2036	1,300
	Svenska Handelsbanken Ab
550	4.88%, 06/10/2014 ▪	568
	Torchmark Corp.
3,000	8.25%, 08/15/2009	2,999
	UnitedHealth Group, Inc.
500	5.50%, 11/15/2012	524
	WEA Finance LLC
1,000	7.13%, 04/15/2018 ▪	970
	Wells Fargo Bank NA
2,500	6.45%, 02/01/2011	2,623

		63,802

	Health Care - 0.6%
	CVS Corp.
1,550	6.13%, 08/15/2016	1,679
	Express Scripts, Inc.
195	6.25%, 06/15/2014	213
	Merck & Co., Inc.
400	4.00%, 06/30/2015	417
	Schering-Plough Corp.
2,000	5.55%, 12/01/2013	2,171

		4,480

	Services - 0.3%
	Comcast Corp.
1,600	5.90%, 03/15/2016	1,712
	Wyndham Worldwide Corp.
615	6.00%, 12/01/2016	521

		2,233

	Technology - 1.0%
	BellSouth Telecommunications
250	7.00%, 12/01/2095	242
	Dell, Inc.
520	5.88%, 06/15/2019	541
	Fiserv, Inc.
1,250	6.13%, 11/20/2012	1,334
	France Telecom S.A.
250	4.38%, 07/08/2014	261
	General Electric Co.
1,225	5.00%, 02/01/2013	1,288
	Intuit, Inc.
1,500	5.40%, 03/15/2012	1,515
	Oracle Corp.
550	6.13%, 07/08/2039	606
	Telecom Italia Capital
525	7.72%, 06/04/2038	592
	Time Warner Cable, Inc.
830	5.85%, 05/01/2017	872
	Verizon Global Funding Corp.
250	7.25%, 12/01/2010	267

		7,518

	Transportation - 0.4%
	Continental Airlines, Inc.
755	5.98%, 04/19/2022	634
	Southwest Airlines Co.
1,750	5.75%, 12/15/2016	1,649
666	6.15%, 08/01/2022	619

		2,902

	Utilities - 1.3%
	Consolidated Edison Co. of NY
955	5.30%, 12/01/2016	1,002
	Enel Finance International
805	6.80%, 09/15/2037 ▪	921
	Indianapolis Power and Light
1,500	6.60%, 06/01/2037 ▪	1,506
	Kinder Morgan Energy Partners L.P.
1,500	6.95%, 01/15/2038	1,624
	MidAmerican Energy Co.
1,000	5.65%, 07/15/2012	1,086
	MidAmerican Energy Holdings Co.
500	6.13%, 04/01/2036	531
	Northern Border Pipeline Co.
1,150	7.75%, 09/01/2009	1,155

3

The Hartford Advisers Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 13.4% — (continued)
	Utilities - 1.3% — (continued)
	Southern California Edison Co.
$1,750	5.55%, 01/15/2037	$1,821
	Taqa Abu Dhabi National Energy Co.
695	5.88%, 10/27/2016 ▪	668

		10,314

	Total corporate bonds: investment grade (cost $104,382)	$101,133

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.0%
	Finance - 0.0%
	CIT Group, Inc.
$545	7.63%, 11/30/2012	$297

	Total corporate bonds: non-investment grade (cost $539)	$297

MUNICIPAL BONDS - 0.4%
	General Obligations - 0.2%
	Oregon School Boards Association, Taxable Pension,
$2,000	4.76%, 06/30/2028	$1,741
	State of Illinois, Taxable Pension,
195	5.10%, 06/01/2033	169

		1,910

	Higher Education (Univ., Dorms, etc.) - 0.1%
	Curators University, MO, Taxable System Facs Rev,
415	5.96%, 11/01/2039	424

	Transportation - 0.1%
	Dallas, TX, Area Rapid Transit Taxable Sales Tax Rev,
425	6.00%, 12/01/2044	444
	Illinois State Toll Highway Auth, Taxable Rev,
70	6.18%, 01/01/2034	72
	PA New York and New Jersey, Taxable Rev,
185	5.86%, 12/01/2024	191
115	6.04%, 12/01/2029	121

		828

	Total municipal bonds (cost $3,403)	$3,162

U.S. GOVERNMENT AGENCIES - 1.4%
	Federal Home Loan Mortgage Corporation - 0.3%
$1,360	4.50%, 04/01/2038 - 02/01/2039	$1,367

	Federal National Mortgage Association - 0.2%
213	4.50%, 04/01/2038	215
428	5.00%, 06/01/2036 - 08/15/2038 ☼	438

		653

	Government National Mortgage Association - 0.9%
1,987	5.50%, 02/15/2036 - 01/15/2037	2,071
2,280	6.00%, 11/20/2023 - 10/15/2034	2,408
1,571	6.50%, 04/15/2026 - 02/15/2035	1,703
1,632	7.00%, 11/15/2031 - 11/15/2033	1,780
260	8.00%, 12/15/2029 - 02/15/2031	296

		8,258

	Total U.S. government agencies (cost $9,719)	$10,278

U.S. GOVERNMENT SECURITIES - 11.3%
	Other Direct Federal Obligations - 2.6%
	Federal Financing Corporation:
$1,456	5.24%, 12/06/2013	$1,237
2,220	5.25%, 12/27/2013	1,882
10,000	9.80%, 04/06/2018	14,151

		17,270

	Federal Home Loan Bank:
2,225	4.88%, 11/18/2011 ‡	2,398

		19,668

	U.S. Treasury Securities - 8.7%
	U.S. Treasury Bonds - 2.3%
3,700	4.38%, 02/15/2038	3,734
5,000	6.00%, 02/15/2026	6,044
5,775	6.25%, 08/15/2023	7,060

		16,838

	U.S. Treasury Notes - 6.4%
6,000	1.38%, 05/15/2012	5,976
6,500	1.88%, 02/28/2014	6,355
9,500	2.38%, 08/31/2010	9,687
7,000	3.88%, 02/15/2013 - 05/15/2018	7,409
6,335	4.13%, 08/15/2010	6,570
5,000	4.25%, 08/15/2013	5,414
5,200	4.50%, 05/15/2017	5,637
1,277	4.75%, 05/31/2012	1,391

		48,439

		65,277

	Total U.S. government securities (cost $80,404)	$84,945

	Total long-term investments (cost $732,069)	$720,923

SHORT-TERM INVESTMENTS - 3.4%
	Repurchase Agreements - 3.4%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $673, collateralized by FNMA 4.00%, 2039, value of $686)
$673	0.20%, 7/31/2009	$673

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $13,023, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $13,283)

13,022	0.21%, 7/31/2009	13,022

4

The Hartford Advisers Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 3.4% — (continued)
	Repurchase Agreements - 3.4% — (continued)

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $7,403, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $7,551)

$7,402	0.20%, 7/31/2009		$7,402
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $4,281, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $4,366)
4,281	0.21%, 7/31/2009		4,281
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $21, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $21)
21	0.18%, 7/31/2009		21

			25,399

	Total short-term investments (cost $25,399)		$25,399

	Total investments (cost $757,468) ▲	98.9%	$746,322
	Other assets and liabilities	1.1%	8,427

	Total net assets	100.0%	$754,749

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.4% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $773,235 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$56,703
Unrealized Depreciation	(83,616)

Net Unrealized Depreciation	$(26,913)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at July 31, 2009, was $3,061, which represents 0.41% of total net assets. This calculation excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2009, was $13,094, which represents 1.73% of total net assets.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2009 was $330.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
06/2007	2,225	Buck Holdings L.P.	$2,227
04/2008	823	Washington Mutual, Inc. Private Placement	7,200
04/2008	103	Washington Mutual, Inc. Private Placement Warrants	—

The aggregate value of these securities at July 31, 2009 was $3,061 which represents 0.41% of total net assets.

5

The Hartford Advisers Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
Forward Foreign Currency Contracts Outstanding at July 31, 2009

				Unrealized
				Appreciation/
Description	Market Value ╪	Contract Amount	Delivery Date	(Depreciation)
Euro (Sell)	$15	$15	08/04/09	$—
Euro (Sell)	15	15	08/05/09	—

				$—

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$9,129	$—	$9,129	$—
Common Stocks	511,979	493,879	15,039	3,061
Corporate Bonds: Investment Grade	101,133	—	99,880	1,253
Corporate Bonds: Non-Investment Grade	297	—	297	—
Municipal Bonds	3,162	—	3,162	—
U.S. Government Agencies	10,278	—	10,278	—
U.S. Government Securities	84,945	—	84,945	—
Short-Term Investments	25,399	—	25,399	—

Total	$746,322	$493,879	$248,129	$4,314

Other Financial Instruments *	$—	$—	$—	$—

Liabilities:
Other Financial Instruments *	$—	$—	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of		Change in			Transfers In
	October 31,	Realized Gain	Unrealized			and/or Out of	Balance as of
	2008	(Loss)	Appreciation		Net Sales	Level 3	July 31, 2009

Assets:
Asset & Commercial Mortgage Backed Securities	1,244	(713)	499	*	(1,029)	(1)	—
Common Stock	2,168	—	892	†	—	1	3,061
Corporate Bonds	1,066	—	198	‡	(11)	—	1,253

Total	$4,478	$(713)	$1,589		$(1,040)	$—	$4,314

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $—.

†	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $892.

‡	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $198.

6

The Hartford Balanced Allocation Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 98.3%
EQUITY FUNDS - 61.8%
4,206	The Hartford Capital Appreciation Fund, Class Y		$123,057
3,846	The Hartford Capital Appreciation II Fund, Class Y•		40,344
1,918	The Hartford Disciplined Equity Fund, Class Y		19,848
836	The Hartford Dividend and Growth Fund, Class Y		12,917
1,935	The Hartford Equity Income Fund, Class Y		19,891
103	The Hartford Fundamental Growth Fund, Class Y•		915
2,832	The Hartford Global Growth Fund, Class Y•		35,886
812	The Hartford Growth Fund, Class Y•		11,014
774	The Hartford Growth Opportunities Fund, Class Y•		16,109
2,647	The Hartford International Opportunities Fund, Class Y		33,010
2,027	The Hartford International Small Company Fund, Class Y		20,045
647	The Hartford MidCap Fund, Class Y•		11,030
1,056	The Hartford Select MidCap Value Fund, Class Y		7,625
1,737	The Hartford Select SmallCap Value Fund, Class Y		13,304
849	The Hartford Small Company Fund, Class Y•		12,662
9,467	The Hartford Value Fund, Class Y		86,434

	Total equity funds (cost $552,481)		$464,091

FIXED INCOME FUNDS - 36.5%
3,603	The Hartford Floating Rate Fund, Class Y		$28,755
495	The Hartford High Yield Fund, Class Y		3,110
7,547	The Hartford Income Fund, Class Y		69,436
5,047	The Hartford Inflation Plus Fund, Class Y		55,366
4,773	The Hartford Short Duration Fund, Class Y		44,966
858	The Hartford Strategic Income Fund, Class Y		7,160
6,439	The Hartford Total Return Bond Fund, Class Y		64,972

	Total fixed income funds (cost $286,944)		$273,765

	Total investments in affiliated investment companies (cost $839,425)		$737,856

EXCHANGE TRADED FUNDS - 1.6%
20	Powershares Emerging Markets Sovereign Debt Portfolio ETF		$489
171	SPDR DJ Wilshire International Real Estate ETF		5,389
172	SPDR DJ Wilshire REIT ETF		6,438

	Total exchange traded funds (cost $12,990)		$12,316

	Total long-term investments (cost $852,415)		$750,172

SHORT-TERM INVESTMENTS - 0.0%
3	State Street Bank Money Market Fund		$3

	Total short-term investments (cost $3)		$3

	Total investments (cost $852,418) ▲	99.9%	$750,175
	Other assets and liabilities	0.1%	860

	Total net assets	100.0%	$751,035

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $853,427 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$16,608
Unrealized Depreciation	(119,860)

Net Unrealized Depreciation	$(103,252)

•	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$737,856	$737,856	$—	$—
Exchange Traded Funds	12,316	12,316	—	—
Short-Term Investments	3	3	—	—

Total	$750,175	$750,175	$—	$—

1

The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 44.9%
	Banks - 4.6%
12	Bank of Nova Scotia	$491
52	HSBC Holding plc	526
5	M&T Bank Corp.	303
20	Standard Chartered plc	480
13	Toronto-Dominion Bank ADR	751

		2,551

	Capital Goods - 5.0%
9	3M Co.	620
5	Caterpillar, Inc.	238
8	Eaton Corp.	410
10	Emerson Electric Co.	353
35	General Electric Co.	464
10	Illinois Tool Works, Inc.	394
3	Rockwell Automation, Inc.	128
1	Schneider Electric S.A.	127

		2,734

	Commercial & Professional Services - 1.3%
11	Republic Services, Inc.	300
15	Waste Management, Inc.	408

		708

	Consumer Durables & Apparel - 1.6%
16	Mattel, Inc.	274
8	Stanley Works	337
5	V.F. Corp.	298

		909

	Diversified Financials - 0.0%
—	Citigroup, Inc.	—

	Energy - 6.3%
15	BP plc ADR	725
18	Chevron Corp.	1,223
11	ConocoPhillips Holding Co.	494
4	Royal Dutch Shell plc ADR	232
14	Total S.A. ADR	796

		3,470

	Food & Staples Retailing - 0.4%
9	Sysco Corp.	221

	Food, Beverage & Tobacco - 3.8%
24	Altria Group, Inc.	424
8	H.J. Heinz Co.	300
11	Kraft Foods, Inc.	297
3	Lorillard, Inc.	207
3	PepsiCo, Inc.	153
11	Philip Morris International, Inc.	508
9	Unilever N.V. NY Shares ADR	237

		2,126

	Household & Personal Products - 1.4%
13	Kimberly-Clark Corp.	772

	Insurance - 2.1%
9	Aflac, Inc.	352
7	Allstate Corp.	199
6	Chubb Corp.	273
16	Marsh & McLennan Cos., Inc.	320

		1,144

	Materials - 1.5%
12	E.I. DuPont de Nemours & Co.	377
10	Packaging Corp. of America	195
5	PPG Industries, Inc.	297

		869

	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
3	Bristol-Myers Squibb Co.	72
6	GlaxoSmithKline plc ADR	234
14	Johnson & Johnson	840
40	Merck & Co., Inc.	1,188
64	Pfizer, Inc.	1,012
5	Wyeth	251

		3,597

	Retailing - 2.5%
14	Genuine Parts Co.	478
35	Home Depot, Inc.	900

		1,378

	Semiconductors & Semiconductor Equipment - 2.6%
23	Analog Devices, Inc.	619
27	Intel Corp.	512
17	Maxim Integrated Products, Inc.	301

		1,432

	Telecommunication Services - 1.7%
23	AT&T, Inc.	613
10	Verizon Communications, Inc.	305

		918

	Utilities - 3.6%
9	American Electric Power Co., Inc.	282
20	Companhia Energetica de Minas Gerais ADR	285
18	Dominion Resources, Inc.	608
6	Edison International	194
6	Exelon Corp.	280
7	FPL Group, Inc.	374

		2,023

	Total common stocks (cost $24,129)	$24,852

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.2%
	Finance - 1.2%
	Banc of America Commercial Mortgage, Inc.
$85	5.45%, 01/15/2049	$76
	Carmax Automotive Owner Trust
26	4.34%, 09/15/2010	26
	Commercial Mortgage Pass-Through Certificates
100	5.77%, 06/10/2046 Δ	96
	Long Beach Automotive Receivables Trust
100	5.03%, 01/15/2014	96
	Merrill Lynch Mortgage Trust
100	5.05%, 07/12/2038	95
100	5.61%, 05/12/2039 Δ	101
	Morgan Stanley Capital I
100	5.23%, 09/15/2042	96

1

The Hartford Balanced Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.2% — (continued)
	Finance - 1.2% — (continued)
	Nissan Automotive Lease Trust
$56	5.10%, 07/16/2012	$56

		642

	Total asset & commercial mortgage backed securities (cost $662)	$642

CORPORATE BONDS: INVESTMENT GRADE - 43.0%
	Basic Materials - 1.7%
	Alcan, Inc.
$50	6.13%, 12/15/2033	$44
	ArcelorMittal
100	6.13%, 06/01/2018	97
25	9.85%, 06/01/2019	29
	Bemis Co., Inc.
25	5.65%, 08/01/2014	26
	Celulosa Arauco y Constitucion
15	7.25%, 07/29/2019 ▪	16
	Commercial Metals Co.
70	6.50%, 07/15/2017	66
	Cytec Industries, Inc.
50	6.00%, 10/01/2015	45
	Falconbridge Ltd.
75	6.00%, 10/15/2015	67
	Fortune Brands, Inc.
70	6.38%, 06/15/2014	71
	Freeport-McMoRan Copper & Gold, Inc.
35	8.38%, 04/01/2017	37
	Inco Ltd.
30	7.20%, 09/15/2032	29
45	7.75%, 05/15/2012	49
	International Paper Co.
40	7.40%, 06/15/2014	43
25	9.38%, 05/15/2019	29
	Methanex Corp.
20	8.75%, 08/15/2012	20
	Potash Corp. of Saskatchewan, Inc.
30	5.25%, 05/15/2014	32
	Rio Tinto Finance USA Ltd.
50	5.88%, 07/15/2013	53
55	9.00%, 05/01/2019	65
	Temple-Inland, Inc.
40	6.63%, 01/15/2016	38
	Yara International ASA
45	5.25%, 12/15/2014 ▪	44

		900

	Capital Goods - 0.4%
	Goodrich Corp.
35	6.29%, 07/01/2016	38
	Tyco International Group S.A.
25	6.75%, 02/15/2011	26
	Xerox Corp.
100	5.50%, 05/15/2012	105
60	6.40%, 03/15/2016	60

		229

	Consumer Cyclical - 0.6%
	Avnet, Inc.
50	6.63%, 09/15/2016	48
	DaimlerChrysler NA Holdings Corp.
70	6.50%, 11/15/2013	74
60	8.50%, 01/18/2031	66
	Energy Transfer Partners
25	6.63%, 10/15/2036	26
30	8.50%, 04/15/2014	35
	SABMiller plc
80	6.20%, 07/01/2011 ▪	85

		334

	Consumer Staples - 1.9%
	Altria Group, Inc.
50	9.25%, 08/06/2019	60
105	9.70%, 11/10/2018	128
35	10.20%, 02/06/2039	45
	Anheuser-Busch InBev N.V.
50	5.38%, 11/15/2014 ▪	52
20	7.20%, 01/15/2014 ▪	22
75	7.75%, 01/15/2019 ▪	88
	BAT International Finance plc
20	8.13%, 11/15/2013 ▪	22
35	9.50%, 11/15/2018 ▪	44
	Cargill, Inc.
95	5.60%, 09/15/2012 ▪	101
	Cia Brasileira de Bebidas
50	8.75%, 09/15/2013	58
	Dr. Pepper Snapple Group
75	6.82%, 05/01/2018	83
	Kraft Foods, Inc.
100	6.50%, 08/11/2017	111
130	6.75%, 02/19/2014	146
	PepsiAmericas, Inc.
35	4.88%, 01/15/2015	37
	Philip Morris International, Inc.
55	6.38%, 05/16/2038	62
	Weyerhaeuser Co.
10	7.38%, 03/15/2032	9

		1,068

	Energy - 2.8%
	AGL Capital Corp.
35	6.38%, 07/15/2016	35
	Amerada Hess Corp.
45	7.88%, 10/01/2029	52
	Anadarko Petroleum Corp.
70	5.75%, 06/15/2014	74
	Atmos Energy Corp.
40	6.35%, 06/15/2017	42
	Canadian Natural Resources Ltd.
30	5.70%, 05/15/2017	32

2

The Hartford Balanced Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 43.0% — (continued)
	Energy - 2.8% — (continued)
	Devon Financing Corp.
$75	7.88%, 09/30/2031	$92
	Ecopetrol S.A.
30	7.63%, 07/23/2019 ▪	31
	EnCana Corp.
40	6.50%, 05/15/2019	45
	Gaz Capital S.A.
70	8.63%, 04/28/2034 §	73
	Hess Corp.
85	7.00%, 02/15/2014	94
	Nexen, Inc.
155	6.20%, 07/30/2019	160
	Panhandle Eastern Pipeline
75	6.20%, 11/01/2017	77
	Petrobras International Finance Co.
15	7.88%, 03/15/2019	16
	Sempra Energy
25	6.50%, 06/01/2016	27
70	8.90%, 11/15/2013	80
	Talisman Energy, Inc.
15	7.75%, 06/01/2019	18
	Transocean, Inc.
110	6.00%, 03/15/2018	118
	TXU Electric Delivery Co.
100	6.38%, 05/01/2012	108
	Weatherford International Ltd.
100	6.00%, 03/15/2018	102
	Williams Companies, Inc.
45	8.75%, 03/15/2032	51
	XTO Energy, Inc.
80	5.50%, 06/15/2018	83
50	5.75%, 12/15/2013	53
25	6.75%, 08/01/2037	28
45	7.50%, 04/15/2012	50

		1,541

	Finance - 19.2%
	Ace Capital Trust II
90	9.70%, 04/01/2030	86
	Ace INA Holdings, Inc.
15	5.60%, 05/15/2015	16
20	5.90%, 06/15/2019	21
	Allied World Assurance
50	7.50%, 08/01/2016	44
	Allstate Corp.
35	6.20%, 05/16/2014	37
	American Express Co.
200	7.25%, 05/20/2014	216
100	8.13%, 05/20/2019	111
	Ameriprise Financial, Inc.
2	5.35%, 11/15/2010	2
20	5.65%, 11/15/2015	20
	BAC Capital Trust XI
40	6.63%, 05/23/2036	32
	BAE Systems Holdings, Inc.
40	4.95%, 06/01/2014 ▪	41
25	6.38%, 06/01/2019 ▪	27
	Bank of America Corp.
50	4.90%, 05/01/2013	50
200	5.42%, 03/15/2017	180
55	5.65%, 05/01/2018	52
40	5.75%, 12/01/2017	38
115	6.00%, 09/01/2017	112
50	7.25%, 10/15/2025	48
	Banque Cent De Tunisie
10	7.38%, 04/25/2012	11
	Barclays Bank plc
35	5.20%, 07/10/2014	36
	Bear Stearns & Co., Inc.
90	5.35%, 02/01/2012	95
75	6.95%, 08/10/2012	83
120	7.25%, 02/01/2018	134
	Brandywine Operating Partnership
15	5.70%, 05/01/2017	11
75	5.75%, 04/01/2012	69
	Capital One Financial Corp.
200	6.75%, 09/15/2017	198
	Citigroup, Inc.
275	5.50%, 08/27/2012 - 02/15/2017	260
85	6.00%, 10/31/2033	64
55	6.13%, 11/21/2017	51
175	6.88%, 03/05/2038	155
10	8.30%, 12/21/2057 Δ	8
100	8.50%, 05/22/2019	107
	Countrywide Financial Corp.
40	5.80%, 06/07/2012	41
	COX Communications, Inc.
70	6.45%, 12/01/2036 ▪	72
90	7.13%, 10/01/2012	100
	Credit Suisse First Boston USA, Inc.
35	6.13%, 11/15/2011	38
	Credit Suisse New York
100	5.00%, 05/15/2013	105
265	6.00%, 02/15/2018	274
	Developers Diversified Realty Corp.
50	5.00%, 05/03/2010	48
50	5.38%, 10/15/2012	43
	Development Bank of Kazakhstan
35	7.38%, 11/12/2013	31
	Discover Financial Services, Inc.
10	6.45%, 06/12/2017	8
	Duke-Weeks Realty
50	7.75%, 11/15/2009	50
	Eaton Vance Corp.
65	6.50%, 10/02/2017	64
	Equity One, Inc.
65	6.00%, 09/15/2017	53
	ERAC USA Finance Co.
75	7.00%, 10/15/2037 ▪	63
	Everest Reinsurance Holdings, Inc.
70	5.40%, 10/15/2014	65
50	6.60%, 05/15/2037 Δ	29
20	8.75%, 03/15/2010	21

3

The Hartford Balanced Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 43.0% — (continued)
	Finance - 19.2% — (continued)
	Farmers Exchange Capital
$100	7.05%, 07/15/2028 ▪	$73
	General Electric Capital Corp.
50	4.80%, 05/01/2013	51
75	5.40%, 09/20/2013	79
225	5.63%, 05/01/2018	227
95	5.88%, 01/14/2038	82
30	6.00%, 06/15/2012	32
90	6.15%, 08/07/2037	79
205	6.75%, 03/15/2032	196
	Goldman Sachs Group, Inc.
140	5.45%, 11/01/2012	150
75	5.95%, 01/15/2027	68
180	6.25%, 09/01/2017	193
220	6.45%, 05/01/2036	209
30	6.60%, 01/15/2012	33
105	7.50%, 02/15/2019	123
	HBOS plc
50	6.00%, 11/01/2033 ▪	33
	Health Care Properties
20	5.65%, 12/15/2013	19
80	6.00%, 01/30/2017	71
	HSBC Finance Corp.
100	6.38%, 10/15/2011	103
95	6.75%, 05/15/2011	99
	HSBC Holdings plc
250	6.80%, 06/01/2038	245
	International Lease Finance Corp.
100	5.63%, 09/15/2010	85
	JP Morgan Chase & Co.
50	4.65%, 06/01/2014	52
165	5.13%, 09/15/2014	171
170	5.38%, 10/01/2012	181
25	6.30%, 04/23/2019	27
	JP Morgan Chase XVII
50	5.85%, 08/01/2035	42
	Keycorp
25	6.50%, 05/14/2013	25
	Kimco Realty Corp.
20	5.58%, 11/23/2015	18
50	5.70%, 05/01/2017	42
30	5.78%, 03/15/2016	26
	Lazard Group
80	6.85%, 06/15/2017	78
	Liberty Mutual Group, Inc.
60	5.75%, 03/15/2014 ▪	51
80	7.50%, 08/15/2036 ▪	58
	Liberty Property L.P.
50	5.50%, 12/15/2016	41
50	8.50%, 08/01/2010	51
	Lincoln National Corp.
80	5.65%, 08/27/2012	79
35	6.15%, 04/07/2036	27
	Massachusetts Mutual Life Insurance Co.
75	8.88%, 06/01/2039 ▪	80
	Merrill Lynch & Co., Inc.
50	5.45%, 02/05/2013	50
210	6.05%, 08/15/2012 - 05/16/2016	206
100	6.22%, 09/15/2026	83
20	6.40%, 08/28/2017	20
	Metlife, Inc.
25	6.13%, 12/01/2011	26
40	6.75%, 06/01/2016	43
	Mizuho Financial Group, Inc.
100	5.79%, 04/15/2014 ▪	103
	Morgan Stanley
90	4.75%, 04/01/2014	87
200	5.45%, 01/09/2017	199
200	6.00%, 04/28/2015	207
100	7.30%, 05/13/2019	113
	National City Corp.
40	4.90%, 01/15/2015	38
	NB Capital Trust IV
30	8.25%, 04/15/2027	26
	Pacific Life Insurance Co.
100	9.25%, 06/15/2039 ▪	101
	PNC Funding Corp.
60	5.50%, 09/28/2012	63
35	6.70%, 06/10/2019	38
	Pricoa Global Funding I
100	5.45%, 06/11/2014 ▪	102
	Principal Financial Group, Inc.
65	7.88%, 05/15/2014	69
40	8.88%, 05/15/2019	45
	Prudential Financial, Inc.
70	6.10%, 06/15/2017	69
15	6.20%, 01/15/2015	15
	Realty Income Corp.
85	6.75%, 08/15/2019	81
	Regency Centers L.P.
30	5.25%, 08/01/2015	26
15	5.88%, 06/15/2017	13
	Reinsurance Group of America, Inc.
60	5.63%, 03/15/2017	46
	Schwab Capital Trust I
35	7.50%, 11/15/2037 Δ	30
	Simon Property Group L.P.
45	5.38%, 06/01/2011	46
80	5.63%, 08/15/2014	79
30	6.75%, 05/15/2014	31
	SLM Corp.
50	5.00%, 04/15/2015	35
45	5.05%, 11/14/2014	31
	State Street Capital Trust IV
100	1.63%, 06/15/2037 Δ	56
	State Street Corp.
25	7.65%, 06/15/2010	26
	Symetra Financial Corp.
10	6.13%, 04/01/2016 ▪	8
	Textron, Inc.
25	5.40%, 04/28/2013	21

4

The Hartford Balanced Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 43.0% — (continued)
		Finance - 19.2% — (continued)
		Trustreet Properties, Inc.
	$80	7.50%, 04/01/2015	$82
		UFJ Finance Aruba AEC
	100	6.75%, 07/15/2013	108
		United Dominion Realty Trust, Inc.
	55	6.05%, 06/01/2013	54
		UnitedHealth Group, Inc.
	100	5.50%, 11/15/2012	105
	50	5.80%, 03/15/2036	45
		Unitrin, Inc.
	100	4.88%, 11/01/2010	97
		Ventas Realty L.P.
	10	6.50%, 06/01/2016	9
		W.R. Berkley Corp.
	90	5.13%, 09/30/2010	87
		Wachovia Bank NA
	275	6.60%, 01/15/2038	278
		Wachovia Corp.
	55	4.88%, 02/15/2014	54
	100	5.50%, 05/01/2013	105
	120	5.63%, 10/15/2016	115
	105	5.75%, 02/01/2018	108
		WEA Finance LLC
	100	7.13%, 04/15/2018 ▪	97
		Wellpoint, Inc.
	50	6.00%, 02/15/2014	52
	60	7.00%, 02/15/2019	64
		Wells Fargo & Co.
	50	4.38%, 01/31/2013	51
		Westfield Group ADR
	10	5.40%, 10/01/2012 ▪	10
		WR Berkley Corp.
	25	5.88%, 02/15/2013	24

			10,596

		Foreign Governments - 3.0%
		Brazil (Republic of)
	155	6.00%, 08/15/2010 - 01/17/2017	134
	50	7.13%, 01/20/2037	55
	75	7.88%, 03/07/2015	86
	10	8.00%, 01/15/2018	12
	25	8.25%, 01/20/2034	30
	20	8.75%, 02/04/2025	25
	70	10.50%, 07/14/2014	89
	55	11.00%, 08/17/2040	72
		Colombia (Republic of)
	95	8.13%, 05/21/2024	105
	20	11.75%, 02/25/2020	27
		El Salvador (Republic of)
	25	7.75%, 01/24/2023 §	25
		Mexican Bonos De Desarrollo
MXP	355	7.25%, 12/15/2016	26
		Peru (Republic of)
	14	6.55%, 03/14/2037	14
	45	7.13%, 03/30/2019	49
	35	8.38%, 05/03/2016	41
	35	9.13%, 02/21/2012	40
	10	9.88%, 02/06/2015	12
		Poland (Republic of)
	35	6.38%, 07/15/2019	36
		Russian Federation Government
	374	7.50%, 03/31/2030 §	379
	15	12.75%, 06/24/2028 §	22
		South Africa (Republic of)
	5	6.50%, 06/02/2014	5
	100	6.88%, 05/27/2019	109
	20	7.38%, 04/25/2012	22
		United Mexican States
EUR	10	5.50%, 02/17/2020	14
	40	5.63%, 01/15/2017	41
	70	5.88%, 02/17/2014	74
	78	6.05%, 01/11/2040	73
MXP	175	7.75%, 12/14/2017 Δ	13
MXP	175	8.00%, 12/19/2013 Δ	14
ITL	5,000	11.00%, 05/08/2017	5

			1,649

		Health Care - 2.0%
		Amerisource Bergen Corp.
	25	5.63%, 09/15/2012	26
	101	5.88%, 09/15/2015	98
		Amgen, Inc.
	20	5.70%, 02/01/2019	22
	25	6.40%, 02/01/2039	28
		AstraZeneca plc
	45	6.45%, 09/15/2037	52
		CVS Caremark Corp.
	50	6.60%, 03/15/2019	56
	39	6.94%, 01/10/2030	38
		CVS Lease Pass-Through Trust
	19	6.04%, 12/10/2028	17
		Express Scripts, Inc.
	50	6.25%, 06/15/2014	54
		Glaxosmithkline Capital, Inc.
	50	5.65%, 05/15/2018	54
	85	6.38%, 05/15/2038	98
		Laboratory Corp.
	20	5.63%, 12/15/2015	19
		McKesson Corp.
	5	7.50%, 02/15/2019	6
		Medco Health Solutions, Inc.
	75	7.13%, 03/15/2018	85
		Pfizer, Inc.
	105	6.20%, 03/15/2019	119
	50	7.20%, 03/15/2039	63
		Quest Diagnostics, Inc.
	115	6.95%, 07/01/2037	118
		Roche Holdings, Inc.
	75	6.00%, 03/01/2019 ▪	83

5

The Hartford Balanced Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 43.0% — (continued)
	Health Care - 2.0% — (continued)
	St. Jude Medical, Inc.
$70	3.75%, 07/15/2014	$70

		1,106

	Services - 2.1%
	AT&T Broadband Corp.
120	8.38%, 03/15/2013	138
	CBS Corp.
105	8.20%, 05/15/2014	111
	Comcast Corp.
80	6.45%, 03/15/2037	85
110	7.05%, 03/15/2033	123
	Electronic Data Systems Corp.
40	7.45%, 10/15/2029	50
	News America Holdings, Inc.
100	8.88%, 04/26/2023	104
	News America, Inc.
110	6.40%, 12/15/2035	110
	Time Warner Entertainment Co., L.P.
30	8.38%, 03/15/2023	35
	Time Warner, Inc.
50	5.50%, 11/15/2011	53
85	6.75%, 04/15/2011	91
135	7.63%, 04/15/2031	146
	Viacom, Inc.
50	5.75%, 04/30/2011	52
40	6.13%, 10/05/2017	42
45	6.25%, 04/30/2016	48
	Wyndham Worldwide Corp.
10	6.00%, 12/01/2016	8

		1,196

	Technology - 5.0%
	AT&T, Inc.
30	5.10%, 09/15/2014	32
90	6.15%, 09/15/2034	93
250	6.30%, 01/15/2038	267
110	6.50%, 09/01/2037 ‡	119
	BellSouth Corp.
30	5.20%, 09/15/2014	32
	British Telecommunications plc
35	9.12%, 12/15/2010 Δ	38
60	9.62%, 12/15/2030 Δ	74
	Cingular Wireless Services, Inc.
120	8.75%, 03/01/2031	157
	Comcast Cable Communications, Inc.
20	6.75%, 01/30/2011	21
	Comcast Corp.
50	6.40%, 05/15/2038	54
	Corning, Inc.
15	6.63%, 05/15/2019	16
	Deutsche Telekom International Finance B.V.
125	4.88%, 07/08/2014	130
120	8.75%, 06/15/2030	155
	Qwest Corp.
10	7.63%, 06/15/2015	10
	Rogers Communications, Inc.
100	6.80%, 08/15/2018	114
	Siemens Finance
100	6.13%, 08/17/2026 ▪	107
	Telecom Italia Capital
10	5.25%, 10/01/2015	10
180	6.20%, 07/18/2011	191
25	7.72%, 06/04/2038	28
	Telefonica Europe B.V.
65	8.25%, 09/15/2030	83
	Time Warner Cable, Inc.
120	5.40%, 07/02/2012	128
85	6.55%, 05/01/2037	91
25	6.75%, 06/15/2039	27
50	7.30%, 07/01/2038	57
	Verizon Communications, Inc.
70	6.40%, 02/15/2038	76
30	8.75%, 11/01/2018	38
	Verizon Global Funding Corp.
25	6.88%, 06/15/2012	28
310	7.75%, 12/01/2030	370
	Verizon Wireless
50	5.55%, 02/01/2014 ▪	54
125	8.50%, 11/15/2018 ▪	159
	Vodafone Group plc
15	6.15%, 02/27/2037	16

		2,775

	Transportation - 0.2%
	American Airlines, Inc.
24	3.86%, 07/09/2010	23
	Continental Airlines, Inc.
20	5.98%, 04/19/2022	17
40	6.90%, 04/19/2022	24
	Southwest Airlines Co.
57	6.15%, 08/01/2022	53

		117

	Utilities - 4.1%
	Aquila, Inc.
50	11.88%, 07/01/2012	56
	Carolina Power & Light Co.
15	5.30%, 01/15/2019	16
	CenterPoint Energy Houston Electric LLC
35	7.00%, 03/01/2014	38
	CenterPoint Energy Resources Corp.
25	7.75%, 02/15/2011	27
	CenterPoint Energy, Inc.
30	6.50%, 05/01/2018	28
	Commonwealth Edison Co.
100	5.80%, 03/15/2018	108
	DCP Midstream LLC
100	6.75%, 09/15/2037 ▪	91
	Dominion Resources, Inc.
181	6.25%, 06/30/2012	196
	EDP Finance B.V.
100	6.00%, 02/02/2018 ▪	106
	El Paso Natural Gas Co.
70	5.95%, 04/15/2017	72

6

The Hartford Balanced Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 43.0% — (continued)
	Utilities - 4.1% — (continued)
	Entergy Texas, Inc.
$50	7.13%, 02/01/2019	$54
	Enterprise Products Operating L.P.
90	5.65%, 04/01/2013	94
	Exelon Generation Co. LLC
45	6.95%, 06/15/2011	48
	FPL Group Capital, Inc.
50	6.00%, 03/01/2019	55
	ITC Midwest LLC
40	6.15%, 01/31/2038 ▪	38
	Kansas City Power & Light Co.
50	7.15%, 04/01/2019	55
	Kinder Morgan Energy Partners L.P.
90	6.95%, 01/15/2038	97
50	7.30%, 08/15/2033	53
	MidAmerican Energy Holdings Co.
85	5.00%, 02/15/2014	90
100	5.75%, 04/01/2018	107
	Nevada Power Co.
100	6.50%, 08/01/2018	108
	NGPL Pipeco LLC
130	6.51%, 12/15/2012 ▪	141
	NiSource Finance Corp.
10	5.25%, 09/15/2017	9
140	6.40%, 03/15/2018	133
	Peco Energy Co.
20	5.70%, 03/15/2037	20
	Progress Energy, Inc.
140	6.85%, 04/15/2012	152
	Taqa Abu Dhabi National
100	6.50%, 10/27/2036 ▪	87
	Tennessee Gas Pipeline Co.
15	8.00%, 02/01/2016	17
	TransCanada Pipelines Ltd.
45	7.63%, 01/15/2039	57
	Union Electric Co.
45	6.40%, 06/15/2017	47
80	6.70%, 02/01/2019	87

		2,287

	Total corporate bonds: investment grade (cost $23,027)	$23,798

CORPORATE BONDS: NON-INVESTMENT GRADE - 6.9%
	Basic Materials - 0.5%
	Arch Coal, Inc.
$5	8.75%, 08/01/2016 ▪	$5
	Ashland, Inc.
15	9.13%, 06/01/2017 ▪	16
	Blount, Inc.
35	8.88%, 08/01/2012	36
	BWAY Corp.
5	10.00%, 04/15/2014 ▪	5
	Cascades, Inc.
15	7.25%, 02/15/2013	14
	Hawk Corp.
15	8.75%, 11/01/2014	15
	Koppers Holdings, Inc.
30	10.92%, 11/15/2014	28
	Koppers, Inc.
10	9.88%, 10/15/2013	10
	Nalco Co.
15	8.25%, 05/15/2017 ▪	15
	Neenah Paper, Inc.
25	7.38%, 11/15/2014	17
	Plastipak Holdings, Inc.
10	10.63%, 08/15/2019 ▪	10
	Rock Tenn Co.
15	9.25%, 03/15/2016	16
	Solo Cup Co.
15	10.50%, 11/01/2013 ▪	16
	Teck Cominco Ltd.
20	6.13%, 10/01/2035	17
	Teck Resources Ltd.
10	10.75%, 05/15/2019 ▪	11
	Tube City IMS Corp.
25	9.75%, 02/01/2015	16

		247

	Capital Goods - 0.1%
	ACCO Brands Corp.
30	7.63%, 08/15/2015	22
	Actuant Corp.
10	6.88%, 06/15/2017	9
	Vought Aircraft Industries, Inc.
15	8.00%, 07/15/2011	14

		45

	Consumer Cyclical - 0.5%
	Alliance One International, Inc.
15	10.00%, 07/15/2016 ▪	15
	Dollar General Corp.
10	11.88%, 07/15/2017	11
	ESCO Corp.
30	8.63%, 12/15/2013 ▪	27
	Federated Retail Holdings, Inc.
15	5.90%, 12/01/2016	14
	Ford Motor Co.
25	7.45%, 07/16/2031	19
	Freedom Group, Inc.
5	10.25%, 08/01/2015 ▪	5
	Group 1 Automotive, Inc.
20	2.25%, 06/15/2036 ۞Δ	14
20	8.25%, 08/15/2013	18
	HSN, Inc.
25	11.25%, 08/01/2016	25
	Pulte Homes, Inc.
40	7.88%, 08/01/2011	41
	TRW Automotive, Inc.
20	7.00%, 03/15/2014 ▪	18
	United Components, Inc.
90	9.38%, 06/15/2013	62

		269

7

The Hartford Balanced Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 6.9% — (continued)
		Consumer Staples - 0.0%
		Land O’Lakes Capital Trust
	$15	7.45%, 03/15/2028 ▪	$12
		Sally Holdings LLC
	10	10.50%, 11/15/2016	10

			22

		Energy - 0.3%
		Basic Energy Services, Inc.
	10	11.63%, 08/01/2014 ▪	10
		Chesapeake Energy Corp.
	15	6.25%, 01/15/2018	13
	20	6.50%, 08/15/2017	18
		Encore Acquisition Co.
	15	6.00%, 07/15/2015	13
	15	9.50%, 05/01/2016	15
		Newfield Exploration Co.
	25	7.13%, 05/15/2018	24
		Petrohawk Energy Corp.
	30	9.13%, 07/15/2013	31
		Pioneer Natural Resources Co.
	25	5.88%, 07/15/2016	22
		Range Resources Corp.
	10	6.38%, 03/15/2015	10
		Sandridge Energy, Inc.
	25	8.00%, 06/01/2018 ▪	23
		Southwestern Energy Co.
	10	7.50%, 02/01/2018 ▪	10

			189

		Finance - 0.8%
		Arch Western Finance LLC
	15	6.75%, 07/01/2013	14
		BAC Capital Trust XIV
	20	5.63%, 03/15/2012 ♠ Δ	12
		Capmark Financial Group
	40	7.88%, 05/10/2012	10
		CIT Group Funding Co. of Canada
	15	4.65%, 07/01/2010	11
		CIT Group, Inc.
	12	4.25%, 02/01/2010	7
	25	5.65%, 02/13/2017	13
	45	5.80%, 07/28/2011	25
	25	5.85%, 09/15/2016	13
		Colonial Realty L.P.
	95	6.05%, 09/01/2016	78
		Ford Motor Credit Co.
	30	7.00%, 10/01/2013	27
	65	7.38%, 10/28/2009	65
	15	8.63%, 11/01/2010	15
		Fresenius U.S. Finance II
	10	9.00%, 07/15/2015 ▪	11
		General Motors Acceptance Corp.
	30	7.75%, 01/19/2010	30
	20	8.00%, 11/01/2031	15
		GMAC LLC
	15	6.00%, 12/15/2011 ▪	13
		Hertz Corp.
	20	8.88%, 01/01/2014	19
		Host Marriott L.P.
	30	6.75%, 06/01/2016	28
		Nuveen Investments, Inc.
	10	5.00%, 09/15/2010	10
		United Rentals North America, Inc.
	10	10.88%, 06/15/2016 ▪	10

			426

		Foreign Governments - 1.9%
		Argentina (Republic of)
EUR	70	2.26%, 12/31/2038	23
	45	2.50%, 12/31/2038	12
	81	8.28%, 12/31/2033	47
		Brazil (Republic of)
BRL	55	6.00%, 05/15/2045	27
BRL	80	10.00%, 01/01/2017	37
		Colombia (Republic of)
COP	35,000	9.85%, 06/28/2027	18
COP	50,000	12.00%, 10/22/2015	29
		Government of Belize
	30	4.25%, 02/20/2029	16
		Indonesia (Republic of)
	45	6.75%, 03/10/2014 ▪	47
	50	6.75%, 03/10/2014 §	52
		Islamic Republic of Pakistan
	100	7.88%, 03/31/2036	56
		Panama (Republic of)
	40	7.25%, 03/15/2015	44
		Philippines (Republic of)
	30	9.38%, 01/18/2017	35
	20	10.63%, 03/16/2025	27
		Turkey (Republic of)
	80	6.88%, 03/17/2036	76
	105	7.25%, 03/15/2015	112
	70	9.50%, 01/15/2014	81
TRY	6	10.00%, 02/15/2012	4
TRY	31	12.00%, 08/14/2013	24
		Ukraine Government
EUR	50	4.95%, 10/13/2015	46
		Venezuela (Republic of)
	55	6.00%, 12/09/2020	29
	95	7.00%, 03/31/2038	49
	145	7.65%, 04/21/2025	83
	20	8.50%, 10/08/2014	15
	50	9.25%, 09/15/2027 - 05/07/2028	34
	30	9.38%, 01/13/2034	19

			1,042

		Health Care - 0.5%
		Amylin Pharmaceuticals, Inc.
	15	3.00%, 06/15/2014	11
		Biomet, Inc.
	15	10.00%, 10/15/2017	16
	10	10.38%, 10/15/2017	11

8

The Hartford Balanced Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 6.9% — (continued)
	Health Care - 0.5% — (continued)
	Cubist Pharmaceuticals, Inc.
$10	2.25%, 06/15/2013 ۞	$9
	Elan Financial plc
10	4.88%, 11/15/2011 Δ	9
35	7.75%, 11/15/2011	35
	HCA, Inc.
10	6.50%, 02/15/2016	9
73	9.63%, 11/15/2016	76
	Inverness Medical Innovation, Inc.
20	9.00%, 05/15/2016	20
	LifePoint Hospitals, Inc.
20	3.50%, 05/15/2014 ۞	17
	Rite Aid Corp.
15	9.75%, 06/12/2016 ▪	16
15	10.38%, 07/15/2016	14
	Tenet Healthcare Corp.
15	9.00%, 05/01/2015 ▪	16

		259

	Services - 0.6%
	AMC Entertainment, Inc.
35	8.00%, 03/01/2014	32
	Anixter International, Inc.
15	10.00%, 03/15/2014	16
	Bonten Media Acquisition
16	9.00%, 06/01/2015 ▪	4
	Canwest Media, Inc.
55	8.00%, 09/15/2012	28
	Harland Clarke Holdings
20	9.50%, 05/15/2015	16
	Harrah’s Operating Co., Inc.
10	5.50%, 07/01/2010	9
	Marquee Holdings, Inc.
20	9.51%, 08/15/2014	17
	MGM Mirage, Inc.
10	11.13%, 11/15/2017 ▪	11
	Peninsula Gaming LLC
10	8.38%, 08/15/2015 ▪☼	10
5	10.75%, 08/15/2017 ▪☼	5
	Quebecor Media, Inc.
65	7.75%, 03/15/2016	62
	River Rock Entertainment
10	9.75%, 11/01/2011	7
	Seneca Gaming Corp.
50	7.25%, 05/01/2012	46
	Sensata Technologies
10	8.00%, 05/01/2014	8
	Service Corp. International
25	7.00%, 06/15/2017	23
	Sinclair Broadcast Group, Inc.
6	4.88%, 07/15/2018 ۞	4
	SunGard Data Systems, Inc.
30	9.13%, 08/15/2013	31
40	10.25%, 08/15/2015	41
	Unisys Corp.
5	6.88%, 03/15/2010	5
15	8.00%, 10/15/2012	12
	Virgin River Casino Corp.
10	9.00%, 01/15/2012	1
	West Corp.
25	9.50%, 10/15/2014	24
	Yonkers Racing Corp.
15	11.38%, 07/15/2016 ▪	16

		428

	Technology - 0.9%
	Charter Communications Holdings II LLC
40	10.25%, 09/15/2010 - 10/01/2013	42
	Charter Communications Operating LLC
15	10.00%, 04/30/2012 ▪Ψ	15
35	10.88%, 09/15/2014 ▪Ψ	38
	Cricket Communications, Inc.
30	10.00%, 07/15/2015	31
	CSC Holdings, Inc.
55	7.63%, 07/15/2018	54
	Deluxe Corp.
35	7.38%, 06/01/2015	30
	Frontier Communications Corp.
10	8.25%, 05/01/2014	10
	GCI, Inc.
25	7.25%, 02/15/2014	23
	Hologic, Inc.
25	2.00%, 12/15/2037 ۞	19
	Inmarsat Finance II plc
15	10.38%, 11/15/2012	16
	Intelsat Bermuda Ltd.
15	11.25%, 06/15/2016	16
	Intelsat Jackson Holdings Ltd.
55	9.50%, 06/15/2016	57
	Jabil Circuit, Inc.
20	8.25%, 03/15/2018	20
	Lender Process Services
25	8.13%, 07/01/2016	25
	Maxtor Corp.
10	2.38%, 08/15/2012 ۞	10
	Mediacom Broadband LLC
45	8.50%, 10/15/2015	43
	MetroPCS Wireless, Inc.
30	9.25%, 11/01/2014	31
	Seagate Technology International
15	10.00%, 05/01/2014 ▪	16
	Sprint Capital Corp.
10	6.90%, 05/01/2019	9
	Sprint Nextel Corp.
12	6.00%, 12/01/2016	11
	Terremark Worldwide, Inc.
15	12.00%, 06/15/2017 ▪	15

		531

9

The Hartford Balanced Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 6.9% — (continued)
	Transportation - 0.2%
	American Rail Car Industries, Inc.
$15	7.50%, 03/01/2014		$14
	Continental Airlines, Inc.
21	9.80%, 04/01/2021		14
	Delta Air Lines
15	7.92%, 11/18/2010		13
	Navios Maritime Holdings
20	9.50%, 12/15/2014		17
	Royal Caribbean Cruises Ltd.
10	11.88%, 07/15/2015		10

			68

	Utilities - 0.6%
	Dynegy Holdings, Inc.
40	8.38%, 05/01/2016		35
	Edison Mission Energy
15	7.20%, 05/15/2019		11
15	7.50%, 06/15/2013		14
	El Paso Corp.
15	12.00%, 12/12/2013		17
	Energy Future Holdings
55	10.88%, 11/01/2017		48
	Ipalco Enterprises, Inc.
30	7.25%, 04/01/2016 ▪		29
	Kinder Morgan Finance Co.
40	5.70%, 01/05/2016		36
	National Power Corp.
55	9.63%, 05/15/2028		59
	NRG Energy, Inc.
40	7.38%, 01/15/2017		38
	Sierra Pacific Resources
5	6.75%, 08/15/2017		5
	TXU Corp.
10	5.55%, 11/15/2014		7

			299

	Total corporate bonds: non-investment grade (cost $3,751)		$3,825

MUNICIPAL BONDS - 0.4%
	General Obligations - 0.3%
	California State GO, Taxable,
$125	7.55%, 04/01/2039		$129

	Transportation - 0.1%
	New Jersey State Turnpike Auth, Taxable,
50	7.41%, 01/01/2040		58

	Total municipal bonds (cost $179)		$187

	Total long-term investments (cost $51,748)		$53,304

SHORT-TERM INVESTMENTS - 2.3%
	Repurchase Agreements - 2.3%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $34, collateralized by FNMA 4.00%, 2039, value of $35)
$34	0.20%, 7/31/2009		$34

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $666, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $679)

666	0.21%, 7/31/2009		666

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $379, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $386)

379	0.20%, 7/31/2009		379
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $219, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $223)
219	0.21%, 7/31/2009		219
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $1)
1	0.18%, 7/31/2009		1

			1,299

	Total short-term investments (cost $1,299)		$1,299

	Total investments (cost $53,047) ▲	98.7%	$54,603
	Other assets and liabilities	1.3%	716

	Total net assets	100.0%	$55,319

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 19.8% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

10

The Hartford Balanced Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $53,268 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,084
Unrealized Depreciation	(2,749)

Net Unrealized Depreciation	$1,335

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2009.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2009, was $2,760, which represents 4.99% of total net assets.

§	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2009, the market value of these securities amounted to $551 or 1.00% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2009 was $15.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.
BRL	—	Brazilian Real

COP	—	Colombian Peso

EUR	—	EURO

ITL	—	Italian Lira

MXP	—	Mexican Peso

TRY	—	New Turkish Lira

GO	—	General Obligations
Futures Contracts Outstanding at July 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
10 Year U.S. Treasury Note	2	Short	Sep 2009	$(3)

U.S. Long Bond	2	Short	Sep 2009	(7)

				$(10)

*	The number of contracts does not omit 000’s.

Cash of $10 was pledged as initial margin deposit for open futures contracts at July 31, 2009.
Forward Foreign Currency Contracts Outstanding at July 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Brazilian Real (Buy)	$38	$38	08/04/09	$—
Brazilian Real (Buy)	38	36	09/16/09	2
Brazilian Real (Sell)	104	100	09/16/09	(4)
Chinese Renminbi (Buy)	32	32	09/21/09	—
Chinese Renminbi (Sell)	32	32	09/21/09	—
Chinese Renminbi (Buy)	12	12	02/22/10	—
Chinese Renminbi (Sell)	12	12	02/22/10	—
Colombian Peso (Sell)	49	49	08/27/09	—
Euro (Buy)	68	67	09/16/09	1
Euro (Sell)	42	41	08/04/09	(1)
Euro (Sell)	156	154	09/16/09	(2)
Ghana Cedi (Buy)	5	5	01/25/10	—
Israeli New Shekel (Buy)	30	30	09/16/09	—
Mexican New Peso (Buy)	4	4	09/17/09	—
Mexican New Peso (Sell)	30	30	09/17/09	—
Polish Zloty (Buy)	29	26	09/16/09	3
Polish Zloty (Buy)	29	26	09/17/09	3
Polish Zloty (Sell)	29	26	09/16/09	(3)
Polish Zloty (Sell)	29	26	09/17/09	(3)
Turkish New Lira (Buy)	13	12	09/16/09	1
Turkish New Lira (Sell)	42	39	09/16/09	(3)
Ukrainian Hryvnia (Buy)	11	11	07/22/10	—

				$(6)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

11

The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$642	$—	$642	$—
Common Stocks	24,852	23,719	1,133	—
Corporate Bonds: Investment Grade	23,798	—	23,681	117
Corporate Bonds: Non-Investment Grade	3,825	—	3,761	64
Municipal Bonds	187	—	187	—
Short-Term Investments	1,299	—	1,299	—

Total	$54,603	$23,719	$30,703	$181

Other Financial Instruments *	$10	$—	$10	$—

Liabilities:
Other Financial Instruments *	$26	$10	$16	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of		Change in		Transfers In
	October 31,	Realized Gain	Unrealized		and/or Out of	Balance as of
	2008	(Loss)	Appreciation	Net Sales	Level 3	July 31, 2009
Assets:
Corporate Bonds	224	(74)	89 *	(71)	13	181

Total	$224	$(74)	$89	$(71)	$13	$181

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $79.

12

The Hartford Capital Appreciation Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.6%
	Automobiles & Components - 3.8%
79,277	Ford Motor Co. •	$634,217

	Banks - 3.4%
164,169	Industrial and Commercial Bank of China	117,884
6,350	Standard Chartered plc	150,755
12,365	Wells Fargo & Co.	302,438

		571,077

	Capital Goods - 5.2%
1,486	Fluor Corp.	78,467
19,835	General Electric Co.	265,790
5,500	Hansen Transmissions •	12,411
7,083	Raytheon Co.	332,557
2,083	Siemens AG	166,033

		855,258

	Consumer Durables & Apparel - 0.9%
3,606	Liz Claiborne, Inc.	11,393
10,000	Newell Rubbermaid, Inc.	128,700

		140,093

	Consumer Services - 1.0%
885	Ctrip.com International Ltd. ADR •	45,377
705	Educomp Solutions Ltd. •	60,406
31,349	Shangri-La Asia Ltd.	49,924

		155,707

	Diversified Financials - 8.0%
1,199	American Capital Ltd.	4,327
25,942	Bank of America Corp.	383,678
1,132	Deutsche Boerse AG	89,610
7,084	Excel Medical Fund L.P. ⌂•†	7,013
3,619	Goldman Sachs Group, Inc.	591,007
5,412	Julius Baer Holding Ltd.	258,416

		1,334,051

	Energy - 8.6%
10,440	Acergy S.A.	111,563
968	Baker Hughes, Inc.	39,188
4,487	Cameco Corp.	124,066
2,634	Dresser-Rand Group, Inc. •	76,666
9,857	Halliburton Co.	217,732
3,121	National Oilwell Varco, Inc. •	112,161
8,048	OAO Gazprom Class S ADR	166,188
4,855	OMV AG	192,640
2,855	Petroleo Brasileiro S.A. ADR	117,723
916	Schlumberger Ltd.	49,006
5,250	Suncor Energy, Inc.	170,520
1,000	XTO Energy, Inc.	40,230

		1,417,683

	Food & Staples Retailing - 0.4%
33,334	Olam International Ltd.	58,749

	Food, Beverage & Tobacco - 0.6%
2,623	Nestle S.A.	107,802

	Health Care Equipment & Services - 8.2%
25,988	Boston Scientific Corp. •	279,110
2,312	Covidien plc	87,418
6,709	McKesson Corp.	343,186
6,132	Medtronic, Inc.	217,210
15,354	UnitedHealth Group, Inc.	430,838

		1,357,762

	Insurance - 3.7%
12,643	ACE Ltd.	620,253

	Materials - 6.7%
1,147	Agnico Eagle Mines Ltd.	67,139
4,229	AngloGold Ltd. ADR	165,758
3,646	Aracruz Celulose S.A. ADR	72,777
4,501	Newmont Mining Corp.	186,133
762	Potash Corp. of Saskatchewan, Inc.	70,911
1,186	Praxair, Inc.	92,694
8,615	Teck Cominco Ltd. Class B	226,483
8,112	Vedanta Resources plc	239,171

		1,121,066

	Media - 2.0%
25	Harvey Weinstein Co. Holdings Class A-1 ⌂•†	—
4,604	Viacom, Inc. Class B •	106,621
8,710	Walt Disney Co.	218,803

		325,424

	Pharmaceuticals, Biotechnology & Life Sciences - 14.5%
1,446	Amgen, Inc. •	90,125
4,240	Bristol-Myers Squibb Co.	92,186
13,541	Merck & Co., Inc.	406,365
29,469	Pfizer, Inc.	469,440
3,061	Roche Holding AG	482,518
11,997	Schering-Plough Corp.	318,054
7,531	Teva Pharmaceutical Industries Ltd. ADR	401,693
3,272	Wyeth	152,302

		2,412,683

	Real Estate - 0.8%
19,864	China Overseas Land & Investment Ltd.	48,862
5,776	Sun Hung Kai Properties Ltd.	87,702

		136,564

	Retailing - 4.6%
1,591	Amazon.com, Inc. •	136,436
36,752	Buck Holdings L.P. ⌂•†	49,407
2,432	Gap, Inc.	39,684
20,900	Staples, Inc.	439,310
2,724	TJX Cos., Inc.	98,683

		763,520

	Semiconductors & Semiconductor Equipment - 1.2%
3,148	ASML Holding N.V. ADR	81,867
2,824	Broadcom Corp. Class A •	79,733
3,814	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	39,931

		201,531

	Software & Services - 6.5%
6,060	Activision Blizzard, Inc. •	69,385
7,338	Cia Brasileira de Meios de Pagamentos •	70,051
715	Google, Inc. •	316,692

1

The Hartford Capital Appreciation Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 94.6% — (continued)
	Software & Services - 6.5% — (continued)
783	Mastercard, Inc.		$151,925
238	Nintendo Co., Ltd.		63,944
11,448	Oracle Corp.		253,351
1,213	Sohu.com, Inc. •		74,199
4,784	Western Union Co.		83,627

			1,083,174

	Technology Hardware & Equipment - 10.7%
850	Apple, Inc. •		138,832
16,117	Cisco Systems, Inc. •		354,731
2,918	Corning, Inc.		49,605
6,507	Hewlett-Packard Co.		281,736
78,714	Hon Hai Precision Industry Co., Ltd.		271,777
2,104	IBM Corp.		248,148
11,319	Motorola, Inc.		81,045
3,731	Qualcomm, Inc.		172,391
607	Research In Motion Ltd. •		46,102
32,974	Toshiba Corp.		145,529

			1,789,896

	Telecommunication Services - 2.7%
10,724	AT&T, Inc.		281,277
3,000	Leap Wireless International, Inc. •		71,850
2,079	Mobile Telesystems OJSC ADR		87,276

			440,403

	Transportation - 1.1%
11,307	Delta Air Lines, Inc. •		78,360
1,428	FedEx Corp.		96,842

			175,202

	Total common stocks (cost $15,851,088)		$15,702,115

CORPORATE BONDS: INVESTMENT GRADE - 0.1%
	Finance - 0.1%
	UBS Luxembourg S.A.
$14,420	6.23%, 02/11/2015		$14,230

	Total corporate bonds: investment grade (cost $14,712)		$14,230

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.2%
	Finance - 0.2%
	MBIA Insurance Co.
$95,840	14.00%, 01/15/2033 ▪Δ		33,903

	Total corporate bonds: non-investment grade (cost $95,209)		$33,903

	Total long-term investments (cost $15,961,009)		$15,750,248

SHORT-TERM INVESTMENTS - 4.7%
	Repurchase Agreements - 4.7%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $20,785, collateralized by FNMA 4.00%, 2039, value of $21,201)
$20,785	0.20%, 7/31/2009		$20,785

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $402,387, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $410,428)

402,380	0.21%, 7/31/2009		402,380

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $228,734, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $233,305)

228,730	0.20%, 7/31/2009		228,730
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $132,271, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $134,915)
132,269	0.21%, 7/31/2009		132,269
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $640, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $659)
640	0.18%, 7/31/2009		640

			784,804

	Total short-term investments (cost $784,804)		$784,804

	Total investments (cost $16,745,813) ▲	99.6%	$16,535,052

	Other assets and liabilities	0.4%	68,271

	Total net assets	100.0%	$16,603,323

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 28.7% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

2

The Hartford Capital Appreciation Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $16,817,575 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,341,168
Unrealized Depreciation	(1,623,691)

Net Unrealized Depreciation	$(282,523)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at July 31, 2009, was $56,420, which represents 0.34% of total net assets. This calculation excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2009.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2009, was $33,903, which represents 0.20% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis

06/2007	36,752	Buck Holdings L.P.	$36,791
03/2008 — 07/2009	7,084	Excel Medical Fund L.P.	7,084
10/2005	25	Harvey Weinstein Co. Holdings Class A-1 — Reg D	23,636
The aggregate value of these securities at July 31, 2009 was $56,420 which represents 0.34% of total net assets.
Forward Foreign Currency Contracts Outstanding at July 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)

British Pound (Sell)	$172	$168	08/03/09	$(4)
British Pound (Sell)	1,550	1,531	08/04/09	(19)
British Pound (Sell)	2,603	2,602	08/05/09	(1)
Euro (Sell)	4,426	4,373	08/03/09	(53)
Euro (Sell)	11,620	11,626	08/04/09	6
Hong Kong Dollar (Buy)	4,521	4,521	08/03/09	—
Hong Kong Dollar (Buy)	6,885	6,885	08/04/09	—
Norwegian Krone (Sell)	2,039	1,996	08/03/09	(43)
Norwegian Krone (Sell)	2,752	2,709	08/04/09	(43)
Norwegian Krone (Sell)	3,304	3,303	08/05/09	(1)
Singapore Dollar (Buy)	2,374	2,368	08/03/09	6

				$(152)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

3

The Hartford Capital Appreciation Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$15,702,115	$12,929,999	$2,715,696	$56,420
Corporate Bonds: Investment Grade	14,230	—	14,230	—
Corporate Bonds: Non-Investment Grade	33,903	—	33,903	—
Short-Term Investments	784,804	—	784,804	—

Total	$16,535,052	$12,929,999	$3,548,633	$56,420

Other Financial Instruments *	$12	$—	$12	$—

Liabilities:
Other Financial Instruments *	$164	$—	$164	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of	Change in		Transfers In
	October 31,	Unrealized		and/or Out of	Balance as of
	2008	Appreciation	Net Purchases	Level 3	July 31, 2009

Assets:
Common Stock	44,655	7,406 *	4,359	—	56,420
Corporate Bonds	15,980	— †	—	(15,980)	—

Total	$60,635	$7,406	$4,359	$(15,980)	$56,420

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $7,406.

†	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $—.

4

The Hartford Capital Appreciation II Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.4%
	Automobiles & Components - 2.0%
127	Astra International TBK	$375
71	Daimler AG	3,273
486	Dongfeng Motor Group Co., Ltd.	515
1,724	Ford Motor Co. •	13,789
1,479	Geely Automobile Holdings Ltd.	360
30	Goodyear Tire & Rubber Co. •	512
90	TRW Automotive Holdings Corp. •	1,518

		20,342

	Banks - 4.0%
540	Alternative Asset Management Acquisition Corp. •	4,237
265	Banco Santander Central Hispano S.A.	3,835
914	Bank Mandiri TBK	385
1,113	Bank of Ayudhya plc	604
1,496	Bank of China Ltd.	744
185	Barclays Bank plc	943
356	HSBC Holding plc	3,601
36	Huntington Bancshares, Inc.	149
190	Itau Unibanco Banco Multiplo S.A. ADR	3,406
4	PNC Financial Services Group, Inc.	150
79	Sumitomo Mitsui Financial Group, Inc.	3,350
51	SunTrust Banks, Inc.	989
766	Wells Fargo & Co.	18,745

		41,138

	Capital Goods - 6.3%
3	ABB Ltd. ADR	47
133	Aecom Technology Corp. •	4,312
13	Alliant Techsystems, Inc. •	1,007
54	AMETEK, Inc.	1,751
27	BE Aerospace, Inc. •	432
94	Beijing Enterprises Holdings, Ltd.	469
20	Briggs & Stratton Corp.	351
43	Caterpillar, Inc.	1,906
650	China Railway Group Ltd. •	584
1	Cummins, Inc.	42
64	Deere & Co.	2,786
75	Dover Corp.	2,557
12	First Solar, Inc. •	1,779
18	Fluor Corp.	931
12	Foster Wheeler AG •	284
188	General Electric Co.	2,519
28	Hansen Transmissions •	64
75	Honeywell International, Inc.	2,619
208	Illinois Tool Works, Inc.	8,447
20	Ingersoll-Rand plc	581
17	Kennametal, Inc.	366
70	Lanco Infratech Ltd. •	599
43	Lockheed Martin Corp.	3,215
45	Masco Corp.	633
20	Owens Corning, Inc. •	358
19	Pall Corp.	568
156	Pentair, Inc.	4,255
33	Precision Castparts Corp.	2,610
118	Raytheon Co.	5,517
12	Regal-Beloit Corp.	533
69	Shanghai Industrial Holdings Ltd.	373
6	Siemens AG	501
40	Siemens AG ADR	3,163
28	Spirit Aerosystems Holdings, Inc. •	369
150	Sunpower Corp. •	4,818
35	Sunpower Corp. Class B •	949
36	Terex Corp. •	552
10	Vestas Wind Systems A/S •	718
25	Yingli Green Energy Holdings •	329

		63,894

	Commercial & Professional Services - 0.0%
23	Monster Worldwide, Inc. •	298

	Consumer Durables & Apparel - 4.7%
411	Anta Sports Products Ltd.	616
1,151	China Dongxiang Group Co.	873
5,130	China Hongxing Sports Ltd.	731
29	Coach, Inc.	843
23	Fuqi International, Inc. •	568
523	Hanesbrands, Inc. •	10,408
524	Jarden Corp. •	12,928
41	Lennar Corp.	487
242	Li Ning Co., Ltd.	798
38	PDG Realty S.A.	541
252	Pool Corp.	5,958
296	Pulte Homes, Inc.	3,370
107	Toll Brothers, Inc. •	2,087
195	Warnaco Group, Inc. •	7,088
4	Whirlpool Corp.	220
1,463	Xtep International Holdings Ltd.	774

		48,290

	Consumer Services - 3.5%
110	Apollo Group, Inc. Class A •	7,623
471	Corinthian Colleges, Inc. •	7,278
21	Ctrip.com International Ltd. ADR •	1,088
11	Educomp Solutions Ltd. •	957
82	International Game Technology	1,616
78	ITT Educational Services, Inc. •	7,609
64	MGM Mirage, Inc. •	462
65,516	Rexlot Holdings Ltd. •	5,653
10	Royal Caribbean Cruises Ltd.	151
2,299	Shangri-La Asia Ltd.	3,661

		36,098

	Diversified Financials - 5.7%
148	Ameriprise Financial, Inc.	4,123
1,265	Bank of America Corp.	18,717
449	BM & F Bovespa S.A.	2,897
225	China Everbright Ltd.	701
17	Deutsche Boerse AG	1,316
7	Franklin Resources, Inc.	621
44	Goldman Sachs Group, Inc.	7,257
50	Hong Kong Exchanges & Clearing Ltd.	940
97	Invesco Ltd.	1,921
61	JP Morgan Chase & Co.	2,354
49	Julius Baer Holding Ltd.	2,323
148	Nomura Holdings, Inc.	1,295
170	Oaktree Capital ▪•	4,080
226	PennantPark Investment Corp.	1,874
182	TD Ameritrade Holding Corp. •	3,367
287	UBS AG	4,200

1

The Hartford Capital Appreciation II Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.4% — (continued)
	Diversified Financials - 5.7% — (continued)
17	UBS AG ADR	$250

		58,236

	Energy - 9.1%
19	Alpha Natural Resources, Inc. •	622
52	Anadarko Petroleum Corp.	2,512
21	Apache Corp.	1,738
69	Baker Hughes, Inc.	2,799
158	BG Group plc	2,643
2,312	Bumi Resources TBK PT	651
108	Cameco Corp.	2,999
72	Canadian Natural Resources Ltd. ADR	4,342
21	Chesapeake Energy Corp.	453
75	Complete Production Services, Inc. •	621
151	Consol Energy, Inc.	5,382
13	Dril-Quip, Inc. •	538
8	EOG Resources, Inc.	622
31	Exxon Mobil Corp.	2,161
335	Falcon Oil & Gas Ltd. •	134
27	Halliburton Co.	598
55	Hess Corp.	3,043
495	Karoon Gas Australia Ltd. •	4,659
108	Lundin Petroleum Ab •	961
28	Nabors Industries Ltd. •	477
9	National Oilwell Varco, Inc. •	332
131	Newfield Exploration Co. •	5,164
70	Noble Energy, Inc.	4,260
285	OAO Gazprom Class S ADR	5,886
12	Occidental Petroleum Corp.	853
39	Overseas Shipholding Group, Inc.	1,326
144	Paladin Energy Ltd. •	551
16	Petro-Canada	647
25	PetroChina Co., Ltd. ADR	2,909
39	Petroleo Brasileiro S.A. ADR	1,621
96	SBM Offshore N.V.	1,836
—	Schlumberger Ltd.	5
343	Suncor Energy, Inc.	11,137
106	Talisman Energy, Inc.	1,634
123	Total S.A. ADR	6,833
126	Tsakos Energy Navigation Ltd.	2,243
77	Valero Energy Corp.	1,395
140	Weatherford International Ltd. •	2,625
88	XTO Energy, Inc.	3,552

		92,764

	Food & Staples Retailing - 0.6%
21	BJ’s Wholesale Club, Inc. •	695
144	Kroger Co.	3,079
107	Sysco Corp.	2,547

		6,321

	Food, Beverage & Tobacco - 2.5%
31	BRF Brasil Foods S.A. ADR	1,350
2,923	Chaoda Modern Agriculture	1,975
57	Cott Corp. •	313
24	Dr Pepper Snapple Group •	581
6	Green Mountain Coffee Roasters •	437
52	Groupe Danone	2,798
122	Imperial Tobacco Group plc	3,488
1	Japan Tobacco, Inc.	3,072
1,354	Marine Harvest •	853
27	Molson Coors Brewing Co.	1,216
43	Nestle S.A.	1,781
59	PepsiCo, Inc.	3,343
119	Tsingtao Brewery Co., Ltd.	414
101	Unilever N.V. NY Shares ADR	2,755
1,326	Want Want China Holdings Ltd.	790

		25,166

	Health Care Equipment & Services - 4.5%
10	Baxter International, Inc.	552
33	Beckman Coulter, Inc.	2,091
156	Cardinal Health, Inc.	5,210
20	China Medical Technologies, Inc. ADR	314
89	CIGNA Corp.	2,534
207	Covidien plc	7,840
8	Edwards Lifesciences Corp. •	497
1	Hologic, Inc. •	22
5	Intuitive Surgical, Inc. •	1,207
94	McKesson Corp.	4,823
247	Medtronic, Inc.	8,753
115	Orthovita, Inc. •	749
21	Psychiatric Solutions, Inc. •	570
24	St. Jude Medical, Inc. •	922
320	UnitedHealth Group, Inc.	8,976

		45,060

	Household & Personal Products - 0.3%
9	Energizer Holdings, Inc. •	593
103	Hengan International Group Co., Ltd.	598
10	Herbalife Ltd.	330
32	Procter & Gamble Co.	1,781

		3,302

	Insurance - 5.1%
324	ACE Ltd.	15,919
12	Aflac, Inc.	465
549	China Life Insurance Co., Ltd.	2,433
50	Chubb Corp.	2,294
69	Everest Re Group Ltd.	5,500
242	Fidelity National Financial, Inc.	3,471
42	First American Financial Corp.	1,229
258	Marsh & McLennan Cos., Inc.	5,271
30	PartnerRe Ltd.	2,058
85	Platinum Underwriters Holdings Ltd.	2,882
72	Principal Financial Group, Inc.	1,709
103	Reinsurance Group of America, Inc.	4,262
201	Unum Group	3,778
4	White Mountains Insurance Group Ltd.	929

		52,200

	Materials - 4.9%
28	Agnico Eagle Mines Ltd.	1,647
41	Agrium U.S., Inc.	1,910
45	AngloGold Ltd. ADR	1,771
13	Aracruz Celulose S.A. ADR	251
10	ArcelorMittal ADR	355
11	Barrick Gold Corp.	369
198	China National Building Material Co., Ltd.	429
21	Cliff’s Natural Resources, Inc.	563
162	CRH plc	3,935
9	Cytec Industries, Inc.	231
301	Huabao International Holdings Ltd.	314

2

The Hartford Capital Appreciation II Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.4% — (continued)
	Materials - 4.9% — (continued)
85	Impala Platinum Holdings Ltd.	$2,049
38	Mosaic Co.	1,959
77	Newmont Mining Corp.	3,170
63	Osisko Mining Corp. •	401
110	Owens-Illinois, Inc. •	3,733
9	Randgold Resources Ltd. ADR	543
386	Rexam plc	1,519
140	Rexam plc — Rights	202
55	Rio Tinto plc	2,278
23	Scotts Miracle-Gro Co. Class A	900
250	Sterlite Industries Ltd.	3,317
227	Teck Cominco Ltd. Class B	5,959
32	Vale S.A. — SP ADR	628
88	Vedanta Resources plc	2,599
52	Vulcan Materials Co.	2,464
37	Walter Energy, Inc.	1,828
372	Xstrata plc	5,026

		50,350

	Media - 1.9%
182	CBS Corp. Class B	1,494
289	Comcast Corp. Class A	4,299
250	Comcast Corp. Special Class A	3,491
13	DreamWorks Animation SKG, Inc. •	418
256	Virgin Media, Inc.	2,679
195	Walt Disney Co.	4,891
242	WPP plc	1,870

		19,142

	Pharmaceuticals, Biotechnology & Life Sciences - 10.0%
131	Alkermes, Inc. •	1,354
172	Amgen, Inc. •	10,734
36	Amylin Pharmaceuticals, Inc. •	533
26	Arena Pharmaceuticals, Inc. •	133
28	Auxilium Pharmaceuticals, Inc. •	864
55	Bristol-Myers Squibb Co.	1,204
6	Cephalon, Inc. •	380
33	Daiichi Sankyo Co., Ltd.	601
202	Elan Corp. plc ADR •	1,590
65	Eli Lilly & Co.	2,259
79	Genzyme Corp. •	4,080
283	Impax Laboratories, Inc. •	2,120
57	Johnson & Johnson	3,489
380	King Pharmaceuticals, Inc. •	3,447
396	Merck & Co., Inc.	11,881
9	Myriad Genetics, Inc. •	237
438	Novavax, Inc. •	1,903
1,475	Pfizer, Inc.	23,493
47	Roche Holding AG	7,432
15	Sanofi-Aventis S.A. ADR	480
80	Schering-Plough Corp.	2,123
23	Shionogi & Co., Ltd.	477
285	Teva Pharmaceutical Industries Ltd. ADR	15,212
21	UCB S.A.	688
15	Vertex Pharmaceuticals, Inc. •	558
38	Watson Pharmaceuticals, Inc. •	1,317
61	Wyeth	2,849

		101,438

	Real Estate - 1.7%
91	BR Malls Participacoes S.A.	941
119	Brookfield Asset Management, Inc.	2,502
604	Chimera Investment Corp.	2,162
350	China Overseas Land & Investment Ltd.	861
337	China Resources Land Ltd.	821
22	E-House China Holdings, Ltd. •	392
1,562	Franshion Properties	545
91	Mack-Cali Realty Corp.	2,537
359	Shimao Property Holdings Ltd.	720
797	Sino-Ocean Land Holdings Ltd.	849
220	Sun Hung Kai Properties Ltd.	3,334
35	Ventas, Inc.	1,239
117	Wharf Holdings Ltd.	548

		17,451

	Retailing - 6.6%
16	Abercrombie & Fitch Co. Class A	449
202	Advance Automotive Parts, Inc.	9,342
135	Aeropostale, Inc. •	4,930
32	Amazon.com, Inc. •	2,705
687	Belle International Holdings Ltd.	694
274	Best Buy Co., Inc.	10,253
1,405	Buck Holdings L.P. ⌂•†	1,889
225	China Resources Enterprise	561
27	Dick’s Sporting Goods, Inc. •	534
432	Gap, Inc.	7,053
123	Home Depot, Inc.	3,193
171	Kohl’s Corp. •	8,282
21	Macy’s, Inc.	287
12	Ross Stores, Inc.	516
726	Staples, Inc.	15,263
24	Urban Outfitters, Inc. •	582

		66,533

	Semiconductors & Semiconductor Equipment - 1.6%
21	Analog Devices, Inc.	575
19	ASML Holding N.V. ADR	494
26	Atheros Communications, Inc. •	657
11	Broadcom Corp. Class A •	299
52	Marvell Technology Group Ltd. •	699
27	Maxim Integrated Products, Inc.	480
15	MEMC Electronic Materials, Inc. •	256
448	Texas Instruments, Inc.	10,767
78	Varian Semiconductor Equipment Associates, Inc. •	2,509

		16,736

	Software & Services - 8.7%
60	Accenture Ltd. Class A	2,102
389	Activision Blizzard, Inc. •	4,453
253	Adobe Systems, Inc. •	8,199
212	Alibaba.com Ltd. •	485
32	AsiaInfo Holdings, Inc. •	624
72	Automatic Data Processing, Inc.	2,670
2	Baidu, Inc. ADR •	749
183	BMC Software, Inc. •	6,222
28	CACI International, Inc. Class A •	1,307
287	Cia Brasileira de Meios de Pagamentos •	2,738
16	Concur Technologies, Inc. •	536
96	eBay, Inc. •	2,038
89	Equinix, Inc. •	7,280
7	Google, Inc. •	3,234

3

The Hartford Capital Appreciation II Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.4% — (continued)
	Software & Services - 8.7% — (continued)
9	Mastercard, Inc.	$1,818
136	McAfee, Inc. •	6,045
276	Microsoft Corp.	6,501
14	Netease.com, Inc. •	614
13	Nice Systems Ltd. •	365
1	Nintendo Co., Ltd.	395
712	Oracle Corp.	15,765
382	Red Hat, Inc. •	8,728
9	Shanda Interactive Entertainment Ltd. ADR •	425
6	Sohu.com, Inc. •	362
82	Tencent Holdings Ltd.	1,109
50	TiVo, Inc. •	513
20	Visa, Inc.	1,291
25	VistaPrint Ltd. •	1,035
31	Western Union Co.	546

		88,149

	Technology Hardware & Equipment - 7.6%
106	Apple, Inc. •	17,394
161	Arrow Electronics, Inc. •	4,159
61	Avnet, Inc. •	1,484
137	BYD Co., Ltd.	760
445	Cisco Systems, Inc. •	9,803
254	Corning, Inc.	4,326
132	EMC Corp. •	1,991
190	Emulex Corp. •	1,736
16	F5 Networks, Inc. •	579
530	Flextronics International Ltd. •	2,820
50	Hewlett-Packard Co.	2,168
200	Hughes Telematics ⌂•†	540
176	Hughes Telematics •	528
20	IBM Corp.	2,323
286	JDS Uniphase Corp. •	1,678
108	Motorola, Inc.	773
16	NCR Corp. •	205
37	NetApp, Inc. •	831
43	Palm, Inc. •	681
242	Qualcomm, Inc.	11,170
5	Research In Motion Ltd. •	400
11	Riverbed Technology, Inc. •	228
130	Seagate Technology	1,563
59	Solar Cayman Ltd. ⌂•†	486
22	Starent Networks Corp. •	528
1,196	Toshiba Corp.	5,278
257	Xerox Corp.	2,108
88	ZTE Corp.	384

		76,924

	Telecommunication Services - 0.5%
12	American Tower Corp. Class A •	409
172	AT&T, Inc.	4,514
8	Leap Wireless International, Inc. •	192
57	MetroPCS Communications, Inc. •	679

		5,794

	Transportation - 4.1%
63	Air Asia BHD •	27
24	C.H. Robinson Worldwide, Inc.	1,314
1,727	Delta Air Lines, Inc. •	11,966
195	Deutsche Post AG	3,078
164	FedEx Corp.	11,119
883	JetBlue Airways Corp. •	4,514
92	Kansas City Southern •	1,871
86	TNT N.V.	2,054
98	United Parcel Service, Inc. Class B	5,274
333	US Airways Group, Inc. •	977
427	Zhejiang Expressway Co., Ltd.	413

		42,607

	Utilities - 1.5%
62	Entergy Corp.	4,989
69	Exelon Corp.	3,514
20	FirstEnergy Corp.	836
171	Northeast Utilities	3,923
40	Wisconsin Energy Corp.	1,714

		14,976

	Total common stocks (cost $896,281)	$993,209

WARRANTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
13	Novavax, Inc. ⌂•	$9

	Total warrants (cost $—)	$9

	Total long-term investments (cost $896,281)	$993,218

SHORT-TERM INVESTMENTS - 2.0%
	Repurchase Agreements - 2.0%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $528, collateralized by FNMA 4.00%, 2039, value of $538)
$528	0.20%, 7/31/2009	$528

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $10,218, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $10,422)

10,217	0.21%, 7/31/2009	10,217

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $5,808, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $5,924)

5,808	0.20%, 7/31/2009	5,808
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $3,359, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $3,426)
3,359	0.21%, 7/31/2009	3,359

4

The Hartford Capital Appreciation II Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.0% — (continued)
	Repurchase Agreements - 2.0% — (continued)
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $16, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $17)
$16	0.18%, 7/31/2009		$16

			19,928

	Total short-term investments (cost $19,928)		$19,928

	Total investments (cost $916,209) ▲	99.4%	$1,013,146
	Other assets and liabilities	0.6%	6,278

	Total net assets	100.0%	$1,019,424

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 22.7% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $975,415 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$135,947
Unrealized Depreciation	(98,216)

Net Unrealized Appreciation	$37,731

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at July 31, 2009, was $2,915, which represents 0.29% of total net assets. This calculation excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2009, was $4,080, which represents 0.40% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis

06/2007	1,405	Buck Holdings L.P.	$1,406
03/2009	200	Hughes Telematics — Reg D	2,000
07/2008	13	Novavax, Inc. Warrants	—
03/2007	59	Solar Cayman Ltd. — 144A	816
     The aggregate value of these securities at July 31, 2009 was $2,924 which represents 0.29% of total net assets.
Forward Foreign Currency Contracts Outstanding at July 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)

Australian Dollar (Buy)	$26	$26	08/05/09	$—
Australian Dollar (Buy)	44	44	08/06/09	—
British Pound (Buy)	41	40	08/04/09	1
British Pound (Buy)	383	383	08/05/09	—
Danish Krone (Buy)	122	120	08/03/09	2
Hong Kong Dollar (Buy)	66	66	08/03/09	—
Hong Kong Dollar (Buy)	309	309	08/04/09	—
Hong Kong Dollar (Sell)	384	384	08/03/09	—
Japanese Yen (Buy)	41	41	08/03/09	—
Swedish Krona (Buy)	14	13	08/03/09	1
Swiss Franc (Buy)	135	133	08/04/09	2
Swiss Franc (Sell)	1,730	1,731	08/05/09	1
Swiss Franc (Sell)	2,463	2,422	08/04/09	(41)

				$(34)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

5

The Hartford Capital Appreciation II Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$993,209	$862,655	$123,559	$6,995
Warrants	9	—	9	—
Short-Term Investments	19,928	—	19,928	—

Total	$1,013,146	$862,655	$143,496	$6,995

Other Financial Instruments *	$7	$—	$7	$—

Liabilities:
Other Financial Instruments *	$41	$—	$41	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of	Change in		Transfers In
	October 31,	Unrealized		and/or Out of	Balance as of
	2008	Depreciation	Net Purchases	Level 3	July 31, 2009

Assets:
Common Stock	$8,596	$(566)*	$1,939	$(2,974)	$6,995

Total	$8,596	$(566)	$1,939	$(2,974)	$6,995

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $(566).

6

The Hartford Checks and Balances Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.3%
EQUITY FUNDS - 66.2%
15,472	The Hartford Capital Appreciation Fund, Class Y		$452,724
28,888	The Hartford Dividend and Growth Fund, Class Y		446,316

	Total equity funds (cost $1,084,792)		$899,040

FIXED INCOME FUNDS - 33.1%
44,564	The Hartford Total Return Bond Fund, Class Y		$449,655

	Total fixed income funds (cost $453,171)		$449,655

	Total investments in affiliated investment companies (cost $1,537,963)		$1,348,695

	Total long-term investments (cost $1,537,963)		$1,348,695

	Total investments (cost $1,537,963) ▲	99.3%	$1,348,695
	Other assets and liabilities	0.7%	9,808

	Total net assets	100.0%	$1,358,503

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $1,540,674 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(191,979)

Net Unrealized Depreciation	$(191,979)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$1,348,695	$1,348,695	$—	$—

Total	$1,348,695	$1,348,695	$—	$—

1

The Hartford Conservative Allocation Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 98.4%
EQUITY FUNDS - 40.4%
751	The Hartford Capital Appreciation Fund, Class Y		$21,983
552	The Hartford Capital Appreciation II Fund, Class Y•		5,793
1,162	The Hartford Disciplined Equity Fund, Class Y		12,029
220	The Hartford Dividend and Growth Fund, Class Y		3,392
519	The Hartford Equity Income Fund, Class Y		5,339
146	The Hartford Fundamental Growth Fund, Class Y•		1,307
16	The Hartford Global Equity Fund, Class Y		124
420	The Hartford Global Growth Fund, Class Y•		5,318
198	The Hartford Growth Opportunities Fund, Class Y•		4,109
627	The Hartford International Opportunities Fund, Class Y		7,815
448	The Hartford International Small Company Fund, Class Y		4,435
193	The Hartford Select MidCap Value Fund, Class Y		1,392
267	The Hartford Select SmallCap Value Fund, Class Y		2,048
933	The Hartford Value Fund, Class Y		8,517

	Total equity funds (cost $91,804)		$83,601

FIXED INCOME FUNDS - 58.0%
2,104	The Hartford Floating Rate Fund, Class Y		$16,791
1,669	The Hartford High Yield Fund, Class Y		10,481
2,131	The Hartford Income Fund, Class Y		19,603
1,591	The Hartford Inflation Plus Fund, Class Y		17,449
2,319	The Hartford Short Duration Fund, Class Y		21,846
868	The Hartford Strategic Income Fund, Class Y		7,236
2,631	The Hartford Total Return Bond Fund, Class Y		26,548

	Total fixed income funds (cost $124,345)		$119,954

	Total investments in affiliated investment companies (cost $216,149)		$203,555

EXCHANGE TRADED FUNDS - 1.3%
26	Powershares Emerging Markets Sovereign Debt Portfolio ETF		$626
26	SPDR DJ Wilshire International Real Estate ETF		830
33	SPDR DJ Wilshire REIT ETF		1,242

	Total exchange traded funds (cost $2,668)		$2,698

	Total long-term investments (cost $218,817)		$206,253

SHORT-TERM INVESTMENTS - 0.0%
4	State Street Bank Money Market Fund		$4

	Total short-term investments (cost $4)		$4

	Total investments (cost $218,821) ▲	99.7%	$206,257
	Other assets and liabilities	0.3%	705

	Total net assets	100.0%	$206,962

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $219,723 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,107
Unrealized Depreciation	(17,573)

Net Unrealized Depreciation	$(13,466)

•	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$203,555	$203,555	$—	$—
Exchange Traded Funds	2,698	2,698	—	—
Short-Term Investments	4	4	—	—

Total	$206,257	$206,257	$—	$—

1

The Hartford Disciplined Equity Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.3%
	Automobiles & Components - 0.7%
160	Ford Motor Co. •	$1,276

	Banks - 4.1%
68	PNC Financial Services Group, Inc.	2,500
196	Wells Fargo & Co.	4,802

		7,302

	Capital Goods - 6.5%
55	Dover Corp.	1,854
7	First Solar, Inc. •Q	1,019
20	Fluor Corp.	1,077
51	Lockheed Martin Corp.	3,835
26	Precision Castparts Corp.	2,107
14	Raytheon Co.	634
19	United Technologies Corp.	1,008

		11,534

	Commercial & Professional Services - 0.6%
22	Manpower, Inc.	1,064

	Consumer Services - 1.5%
23	Apollo Group, Inc. Class A •	1,616
12	ITT Educational Services, Inc. •Q	1,129

		2,745

	Diversified Financials - 4.4%
31	Ameriprise Financial, Inc.	851
211	Bank of America Corp.	3,124
23	Goldman Sachs Group, Inc.	3,772

		7,747

	Energy - 8.6%
38	ConocoPhillips Holding Co.	1,643
21	Consol Energy, Inc.	760
9	Diamond Offshore Drilling, Inc.	836
23	Hess Corp.	1,275
91	Marathon Oil Corp.	2,935
101	Nabors Industries Ltd. •	1,719
24	National Oilwell Varco, Inc. •	859
41	Occidental Petroleum Corp.	2,918
36	Ultra Petroleum Corp. •	1,602
21	XTO Energy, Inc.	849

		15,396

	Food & Staples Retailing - 3.3%
37	BJ’s Wholesale Club, Inc. •	1,227
51	Supervalu, Inc.	755
77	Wal-Mart Stores, Inc.	3,851

		5,833

	Food, Beverage & Tobacco - 6.6%
156	Altria Group, Inc.	2,733
17	Archer Daniels Midland Co.	497
24	Lorillard, Inc.	1,762
36	PepsiCo, Inc.	2,054
98	Philip Morris International, Inc.	4,553

		11,599

	Health Care Equipment & Services - 3.9%
10	Humana, Inc. •	312
33	Medtronic, Inc.	1,179
67	St. Jude Medical, Inc. •	2,542
62	UnitedHealth Group, Inc.	1,743
22	Wellpoint, Inc. •	1,163

		6,939

	Insurance - 5.5%
49	Allied World Assurance Holdings Ltd.	2,139
78	Axis Capital Holdings Ltd.	2,214
28	Everest Re Group Ltd.	2,262
37	Lincoln National Corp. Q	788
27	Prudential Financial, Inc.	1,178
64	Unum Group	1,201

		9,782

	Materials - 2.3%
58	Cliff’s Natural Resources, Inc.	1,580
16	Freeport-McMoRan Copper & Gold, Inc.	959
12	Lubrizol Corp.	666
19	Mosaic Co.	991

		4,196

	Pharmaceuticals, Biotechnology & Life Sciences - 16.0%
43	Abbott Laboratories	1,953
68	Amgen, Inc. •	4,243
128	Bristol-Myers Squibb Co.	2,783
101	Eli Lilly & Co.	3,513
124	Forest Laboratories, Inc. •	3,208
37	Gilead Sciences, Inc. •	1,825
56	Johnson & Johnson	3,379
69	Merck & Co., Inc.	2,068
61	Pfizer, Inc.	964
101	Schering-Plough Corp.	2,664
40	Wyeth	1,839

		28,439

	Real Estate - 0.9%
97	Annaly Capital Management, Inc.	1,633

	Retailing - 5.1%
3	AutoZone, Inc. •	507
32	Best Buy Co., Inc.	1,181
198	Gap, Inc.	3,236
24	Kohl’s Corp. •	1,155
56	Macy’s, Inc.	779
178	Office Depot, Inc. •	809
40	TJX Cos., Inc.	1,453

		9,120

	Semiconductors & Semiconductor Equipment - 2.9%
42	Intel Corp.	803
43	Maxim Integrated Products, Inc. Q	762
149	ON Semiconductor Corp. •	1,087
105	Texas Instruments, Inc.	2,520

		5,172

	Software & Services - 9.2%
78	Accenture Ltd. Class A	2,732
25	BMC Software, Inc. •	851
6	Google, Inc. •	2,791
4	Mastercard, Inc.	718
182	Microsoft Corp.	4,271
163	Oracle Corp.	3,596

1

The Hartford Disciplined Equity Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.3% — (continued)
	Software & Services - 9.2% — (continued)
30	VeriSign, Inc. •		$607
51	Western Union Co.		895

			16,461

	Technology Hardware & Equipment - 8.1%
23	Apple, Inc. •		3,758
94	Cisco Systems, Inc. •		2,065
55	Hewlett-Packard Co.		2,360
23	IBM Corp.		2,701
19	Qualcomm, Inc.		864
29	Western Digital Corp. •		877
231	Xerox Corp.		1,894

			14,519

	Telecommunication Services - 2.2%
148	AT&T, Inc.		3,890

	Utilities - 6.9%
20	Edison International		637
42	Entergy Corp.		3,350
53	Exelon Corp.		2,685
58	FirstEnergy Corp.		2,389
3	NRG Energy, Inc. •		87
8	PG&E Corp.		339
101	UGI Corp.		2,657

			12,144

	Total common stocks (cost $182,544)		$176,791

	Total long-term investments (cost $182,544)		$176,791

SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $23, collateralized by FNMA 4.00%, 2039, value of $23)
$22	0.20%, 7/31/2009		$22

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $436, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $445)

436	0.21%, 7/31/2009		436

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $248, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $253)

248	0.20%, 7/31/2009		248
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $143, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $146)
143	0.21%, 7/31/2009		143
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $1)
1	0.18%, 7/31/2009		1

			850

	Total short-term investments (cost $850)		$850

	Total investments (cost $183,394) ▲	99.8%	$177,641
	Other assets and liabilities	0.2%	386

	Total net assets	100.0%	$178,027

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $183,720 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$17,762
Unrealized Depreciation	(23,841)

Net Unrealized Depreciation	$(6,079)

•	Currently non-income producing.

Q	At July 31, 2009, these securities were designated to cover open call options written as follows:

				Unrealized
Issuer/ Exercise Price/	Number of	Market	Premiums	Appreciation
Expiration Date	Contracts*	Value ╪	Received	(Depreciation)
First Solar, Inc., $200.00, Sep, 2009	11	$2	$3	$1
ITT Educational Services, Inc., $85.00, Aug, 2009	18	1	7	6
Lincoln National Corp., $20.00, Aug, 2009	72	14	1	(13)
Maxim Integrated Products, Inc., $17.50, Aug, 2009	106	9	3	(6)

		$26	$14	$(12)

*	The number of contracts does not omit 000’s.

2

The Hartford Disciplined Equity Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
At July 31, 2009, cash of $299 collateralized the maximum delivery obligation of open put options written as follows:

				Unrealized
Issuer/ Exercise Price/	Number of	Market	Premiums	Appreciation
Expiration Date	Contracts*	Value ╪	Received	(Depreciation)
Best Buy Corp., $28.00, Aug, 2009	52	$—	$3	$3
National Oilwell Varco, Inc., $32.00, Aug, 2009	48	2	3	1

		$2	$6	$4

*	The number of contracts does not omit 000’s.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$176,791	$176,791	$—	$—
Short-Term Investments	850	—	850	—

Total	$177,641	$176,791	$850	$—

Other Financial Instruments *	$11	$11	$—	$—

Liabilities:
Other Financial Instruments *	$19	$19	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

3

The Hartford Diversified International Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.7%
	Australia - 0.8%
5	ABC Learning Centres Ltd. ⌂•†	$—
1	Alesco Corp., Ltd.	2
2	Australian Worldwide Exploration Ltd.	5
1	AWB Ltd.	2
1	Biota Holdings Ltd. •	2
1	Challenger Financial Services Group Ltd.	2
1	Coffey International Ltd.	2
2	Dominion Mining Ltd.	7
6	Elders Ltd.	2
8	Emeco Holdings Ltd.	4
5	Karoon Gas Australia Ltd. •	47
7	Macquarie CountryWide Trust	3
15	Macquarie Office Trust	3
7	Pacific Brands Ltd.	7
6	Pan Pacific Petroleum	2
4	PaperlinX Ltd.	1
4	PMP Ltd.	2
7	Sigma Pharmaceuticals Ltd.	8
2	Toll Holdings Ltd.	14
1	Transfield Services Ltd.	2
10	Virgin Blue Holdings Ltd.	2
10	Virgin Blue Holdings Ltd. — Rights	1
1	Woolworths Ltd.	19

		139

	Austria - 0.6%
—	BWIN Interactive Entertainment •	9
2	OMV AG	81

		90

	Belgium - 1.2%
—	Delhaize-Le Lion S.A.	27
—	D’ieteren S.A.	1
9	Fortis	35
—	GIMV NPV	1
11	Hansen Transmissions •	24
—	Nyrstar N.V.	4
—	Omega Pharma S.A.	4
—	Tessenderlo Chemie N.V.	6
2	UCB S.A.	57
—	Umicore	8
—	Wereldhave Belgium	2

		169

	Brazil - 4.0%
—	B2W Companhia Global do Varejo	7
4	Banco do Estado do Rio Grande do Sul S.A.	20
2	BM & F Bovespa S.A.	10
1	BR Malls Participacoes S.A. •	11
1	Cia Brasileira de Meios de Pagamentos •	13
—	Companhia Brasileira De Distribuicao S.A. ADR	10
2	Companhia Energetica de Minas Gerais	35
7	Companhia Energetica de Minas Gerais ADR	99
1	Cosan Ltd. •	7
1	Cyrela Brazil Realty S.A.	10
3	Hypermarcas S.A. •	37
9	Itau Unibanco Banco Multiplo S.A. ADR	167
3	Perdigao S.A. •	57
1	Petroleo Brasileiro S.A. ADR	27
1	Tam S.A. •	8
1	Tele Norte Leste Participacoes S.A. ADR	19
1	Vale S.A. — SP ADR	28
—	Vivo Participacoes S.A.	6
—	Weg S.A.	3

		574

	Canada - 3.6%
—	Aecon Group, Inc.	3
—	Agnico Eagle Mines Ltd.	21
1	Agrium, Inc.	23
1	Alamos Gold, Inc. •	5
—	Alimentation Couche-Tard, Inc. Class B	2
—	Altius Minerals Corp. •	2
—	Atrium Innovations, Inc. •	2
1	ATS Automation Tooling Systems, Inc. •	3
1	Bank of Nova Scotia	26
1	Biovail Corp.	10
—	Canam Group, Inc.	3
1	Cascades, Inc.	6
1	Celestica, Inc. •	8
1	Centerra Gold, Inc. •	4
—	Constellation Software, Inc.	4
—	Equitable Group, Inc.	6
—	Flint Energy Services Ltd. •	3
1	Highpine Oil & Gas Ltd. •	6
—	Homburg Invest, Inc.	2
—	Home Capital Group, Inc.	12
—	Hudbay Minerals, Inc. •	3
—	Just Energy Income Fund	5
—	Laurentian Bank of Canada	10
—	Major Drilling Group International	3
—	MOSAID Technologies, Inc.	2
—	Pacific Rubiales Energy Corp. •	5
1	Patheon, Inc. •	2
1	Petro Andina Resources, Inc. •	6
1	Pinetree Capital Ltd. •	2
—	Potash Corp. of Saskatchewan, Inc.	12
1	Potash Corp. of Saskatchewan, Inc. ADR	65
1	Research In Motion Ltd. •	81
2	Semafo, Inc. •	3
—	ShawCor Ltd.	3
—	Stantec, Inc. •	1
2	Suncor Energy, Inc.	59
4	Teck Cominco Ltd. Class B	97
—	The Churchill Corp. •	4
1	Thompson Creek Metals Co., Inc •	9
—	Toronto-Dominion Bank	28
2	West Energy Ltd. •	4
—	Winpak Ltd.	3

		558

	Cayman Islands - 0.1%
15	China Shanshui Cement Group	10

	China - 1.9%
11	361 Degrees International Ltd. •	5
23	China Communications Construction Co., Ltd.	29
16	China Construction Bank	13
13	China Dongxiang Group Co.	10
3	China Life Insurance Co., Ltd.	13
11	China Railway Construction Corp.	18
7	China Shenhua Energy Co., Ltd.	27
22	Industrial and Commercial Bank of China	16
5	Parkson Retail Group Ltd.	7

1

The Hartford Diversified International Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.7% — (continued)
	China - 1.9% — (continued)
33	PetroChina Co., Ltd.	$39
—	PetroChina Co., Ltd. ADR	9
—	Shanda Interactive Entertainment Ltd. ADR •	20
1	Suntech Power Holdings Co., Ltd. ADR •	26
3	Tencent Holdings Ltd.	39
2	Weichai Power Co., Ltd.	8

		279

	Denmark - 0.9%
1	Carlsberg A/S Class B	94
1	DSV A/S	10
1	Vestas Wind Systems A/S •	44

		148

	Egypt - 0.2%
2	Egyptian Financial Group	9
—	Orascom Construction	13
—	Orascom Telecom Holding SAE GDR •	6

		28

	Finland - 0.1%
1	Raisio plc	3
1	Sponda Oyj	4
1	Tietoenator Oyj	9

		16

	France - 6.5%
5	Alcatel S.A.	15
—	Arkema	5
1	BNP Paribas	46
—	Boiron	4
—	Cegereal	2
—	Cie Generale d’Optique Essilor International S.A.	24
—	Credit Industriel et Commercial	3
—	Eiffage	5
1	Electricite de France	29
—	Esso Ste. Anonyme Francaise	3
—	Faiveley S.A.	2
—	Fonciere des Regions	5
1	France Telecom S.A.	28
1	Gaz de France	52
—	Gecina S.A.	4
1	Groupe Eurotunnel S.A.	4
—	M6-Metropole Television	1
—	Meetic •	3
1	Michelin (C.G.D.E.) Class B	81
—	Nexans S.A.	8
—	Nexity	12
1	Pinault-Printemps-Redoute S.A.	97
2	Renault S.A.	83
2	Rhodia S.A.	25
—	S.A. Des Ciments Vicat	7
1	Safran S.A.	9
1	Sanofi-Aventis S.A.	64
—	Schneider Electric S.A.	26
1	Scor SE	12
—	Societe BiC S.A.	8
—	Societe Fonciere, Financiere et de Participations	3
1	Societe Generale Class A	91
—	Technip S.A.	19
—	Teleperformance	8
5	Thomson Multimedia S.A.	7
1	Total S.A.	30
1	UbiSoft Entertainment S.A. •	24
1	Unibail-Rodamco SE	103
1	Vinci S.A.	42

		994

	Germany - 8.0%
—	Aareal Bank AG	4
—	Allianz SE	23
—	Alstria Office REIT AG	4
—	Aurubis AG	7
2	BASF SE	77
—	Biotest AG	5
—	CeWe Color Holdings	2
5	Daimler AG	209
—	Demag Cranes AG	4
2	Deutsche Boerse AG	139
1	Deutsche Lufthansa AG	16
—	DIC Asset AG	2
—	Draegerwerk AG & Co.	2
5	E.On AG	184
—	Fresenius SE	12
1	GEA Group AG	10
—	Gesco AG	1
—	GFK SE	3
—	Hannover Rueckversicherung AG	7
—	Hochtief AG	15
2	Infineon Technologies AG •	7
—	Linde AG	19
—	Loewe AG	1
1	Metro AG	78
—	MTU Aero Engines Holdings AG	10
—	Muenchener Rueckversicherungs NPV	43
—	RWE AG	27
—	Salzgitter AG	39
2	Siemens AG	186
—	Software AG	2
1	Suedzucker AG	11
4	ThyssenKrupp AG	108
—	TIPP24 AG	2
—	Vossloh AG	7
1	Wirecard	8
—	Wuestenrot & Wuerttembergische AG	5
—	Wuestenrot & Wuerttembergische AG Rights	—

		1,279

	Greece - 0.2%
—	Folli-Follie S.A.	3
2	Public Power Corp.	36

		39

	Hong Kong - 4.3%
53	Anta Sports Products Ltd.	79
5	ASM Pacific Technology	33
47	BOC Hong Kong Holdings Ltd.	99
8	China High Speed Transmission	20
2	China Merchants Holdings International Co., Ltd.	6
5	China Mobile Ltd.	49
2	China Overseas Land & Investment Ltd.	5
32	China Zhongwang Holdings Ltd. •	43

2

The Hartford Diversified International Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.7% — (continued)
	Hong Kong - 4.3% — (continued)
3	Chow Sang Sang Holdings	$2
—	CNOOC Ltd. ADR	6
58	Denway Motors Ltd.	29
5	Esprit Holdings Ltd.	33
8	Geely Automobile Holdings Ltd.	2
7	Golden Meditech Co., Ltd.	1
2	Great Eagle Holdings Ltd.	5
4	Hengan International Group Co., Ltd.	23
4	HKR International Ltd.	2
1	Hong Kong Exchanges & Clearing Ltd.	13
1	Hopson Development Holdings Ltd.	2
40	Huabao International Holdings Ltd.	42
3	Hysan Development Co., Ltd.	7
4	Jiangsu Express Co., Ltd.	4
9	K Wah International Holdings Ltd.	4
5	Li & Fung Ltd.	14
8	New World China Land Ltd.	5
10	Noble Group Ltd.	15
19	Pacific Andes International Holdings Ltd.	3
10	Regal Real Estate Investment	2
6	Shangri-La Asia Ltd.	9
22	Sinolink Worldwide Holdings	3
21	Skyworth Digital Holdings Ltd.	8
4	Sun Hung Kai Properties Ltd.	65
3	Techtronic Industries Co., Ltd.	2
4	Wharf Holdings Ltd.	19

		654

	India - 1.6%
1	Bharti Televentures	11
5	Dabur India Ltd.	15
—	Educomp Solutions Ltd. •	13
1	Glenmark Pharmaceuticals Ltd. •	5
1	HDFC Bank Ltd. ADR	84
—	ICICI Bank Ltd.	4
2	Infrastructure Development Finance Co., Ltd.	5
1	Lanco Infratech Ltd. •	5
—	Mahindra & Mahindra Ltd.	6
1	Piramal Healthcare Ltd.	9
1	Reliance Industries Ltd. •	37
—	Reliance Industries Ltd. GDR ▪ •	30
1	Sterlite Industries India Ltd.	11

		235

	Indonesia - 0.6%
12	Bank Mandiri TBK	5
94	Bumi Resources TBK PT	27
23	Indo Tambangraya Megah PT	61

		93

	Ireland - 1.1%
1	CRH plc	26
4	Elan Corp. plc ADR •	34
3	Experian plc	28
1	Genesis Lease Ltd. ADR	4
1	Greencore Group plc	2
3	Ryanair Holdings plc ADR •	82
—	SkillSoft plc ADR •	4
1	Smurfit Kappa Group plc	5
5	Total Produce plc	2
2	United Drug plc	4

		191

	Israel - 1.2%
4	Bezeq Israeli Telecommunication Corp., Ltd.	9
3	Teva Pharmaceutical Industries Ltd. ADR	174

		183

	Italy - 1.7%
—	Ansaldo STS S.p.A.	8
2	Banco di Desio e della Brianza S.A.	11
1	Buzzi Unicem S.p.A.	9
—	Davide Campari	2
—	DiaSorin S.p.A.	2
1	Eni S.p.A.	29
—	Esprinet S.p.A.	2
—	Exor S.p.A.	3
1	Finmeccanica S.p.A.	10
20	Intesa Sanpaolo	75
—	Lottomatica S.p.A.	7
4	Parmalat S.p.A.	11
—	Piccolo Credito Valtellinese	1
10	Seat Pagine Gialle •	2
—	Sias S.p.A.	3
56	Telecom Italia S.p.A.	63

		238

	Japan - 10.9%
—	Accordia Golf Co., Ltd.	2
—	Aichi Bank Ltd.	7
1	Aichi Machine Industry Co., Ltd.	2
1	Aiful Corp.	3
—	Ain Pharmaciez, Inc.	2
—	Alpine Electronics, Inc.	3
—	Aoki Holdings, Inc.	2
1	Aoyama Trading Co., Ltd.	11
—	Arcs Co., Ltd.	4
1	Arisawa Manufacturing Co., Ltd.	5
1	Arnest One Corp.	3
1	ASKA Pharmaceutical Co., Ltd.	7
—	Axell Corp.	2
—	BML, Inc.	5
—	Canon Finetech, Inc.	4
2	Canon, Inc.	56
—	Cawachi Ltd.	3
—	Century Tokyo Leasing Corp.	2
—	Chudenko Corp.	7
1	Circle K Sunkus Co., Ltd.	9
—	CMK Corp.	2
—	DA Office Investment Corp.	6
4	Daiichi Sankyo Co., Ltd.	67
1	Daiichikosho Co., Ltd.	7
1	DCM Japan Holdings Co., Ltd.	9
—	DTS Corp.	2
—	Dydo Drinco, Inc.	3
—	Edion Corp.	3
3	Eisai Co., Ltd.	99
—	ESPEC Corp.	1
—	Fields Corp.	1
—	Futaba Corp.	7
1	Futuba Industrial Co., Ltd.	2
1	Godo Steel Ltd.	2
—	Gunze Ltd.	2
—	H.I.S. Co., Ltd.	2
1	Heiwa Corp.	11
—	Hikari Tsushin, Inc.	3

3

The Hartford Diversified International Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.7% — (continued)
	Japan - 10.9% — (continued)
—	Hitachi Maxell Ltd.	$3
—	Hitachi Systems & Services Ltd.	5
1	Hogy Medical Co., Ltd.	31
6	Honda Motor Co., Ltd.	201
—	Hosiden Corp.	3
—	INES Corp.	3
1	Izumiya Co., Ltd.	7
2	Jaccs Co., Ltd.	3
—	Japan Retail Fund Investment	5
—	Kagoshima Bank Ltd.	4
1	Kinden Corp.	10
3	Komatsu Ltd.	42
—	Kyocera Corp.	24
—	Kyoei Steel Ltd.	3
—	Kyoto Kimono Yuzen	2
1	Maeda Corp.	3
—	MID REIT, Inc.	2
—	Mimasu Semiconductor Industry Co., Ltd.	4
3	Mitsubishi Corp.	66
3	Mitsubishi Estate Co., Ltd.	45
24	Mitsubishi UFJ Financial Group, Inc.	146
—	Mitsui Sugar Co., Ltd.	1
—	Mitsumi Electric Co., Ltd.	2
1	Nabtesco Corp.	11
—	NEC Mobiling Ltd.	2
—	Nintendo Co., Ltd.	130
1	Nippo Corp.	7
—	Nippon Commercial Investment	2
3	Nippon Electric Glass Co., Ltd.	38
—	Nippon Residential	2
—	Nippon Seiki Co., Ltd.	2
—	Nippon Soda Co., Ltd.	2
1	Nishimatsu Construction Co., Ltd.	2
1	Nittetsu Mining Co., Ltd.	2
—	Noevir	2
3	Nomura Holdings, Inc.	22
—	NTT DoCoMo, Inc.	35
6	Osaka Gas Co., Ltd.	20
2	Panasonic Corp.	29
—	Pasona Group, Inc.	1
2	Penta-Ocean Construction Co.	3
1	Raito Kogyo	1
—	Rakuten, Inc.	48
—	Ricoh Leasing Co., Ltd.	4
—	Right On Co., Ltd.	2
—	Round One Corp.	4
—	Ryosan Co., Ltd.	2
—	Ryoshoku Ltd.	2
—	Ryoyo Electro Corp.	2
1	Sankyo Co., Ltd.	36
—	Sanyo Denki Co., Ltd.	2
2	Seino Holdings Corp.	12
—	Shimachu Co., Ltd.	4
1	Shin-Etsu Chemical Co., Ltd.	53
2	Shionogi & Co., Ltd.	49
2	Softbank Corp.	39
—	Sumitomo Mitsui Financial Group, Inc.	14
1	The Daiei, Inc. •	3
—	The Okinawa Electric Power Co., Inc.	5
2	Toagosei Co., Ltd.	6
—	Tohokushinsha Film Corp.	3
1	Tokuyama Corp.	6
10	Tokyo Gas Co., Ltd.	37
1	Tokyo Steel Manufacturing Co., Ltd.	8
—	Topre Corp.	2
—	Torii Pharmaceutical Co., Ltd.	5
11	Toshiba Corp.	48
1	Toshiba TEC Corp.	3
—	Toyo Kohan Co., Ltd.	2
2	Toyota Motor Corp.	63
—	TS Technology Co., Ltd.	8
—	Tsuruha Holdings, Inc.	5
—	TV Asahi Corp.	6
—	Unipres Corp.	5
1	Uny Co., Ltd.	6
1	Yusen Air & Sea Service Co., Ltd.	6

		1,796

	Korea (republic of) - 0.4%
—	CJ Corp.	2
—	CJ Home Shopping	2
1	Dae Duck Electronics	3
—	LG Dacom Corp.	5
—	LG Innotek Co., Ltd.	5
—	Lotte Shopping Co. •	38
1	ON*Media Corp. •	3
—	Pacific Corp.	2
—	Sungwoo Hitech Co., Ltd.	2
—	Youngone Corp. •	1
—	Youngone Holdings Co., Ltd.	1

		64

	Luxembourg - 0.7%
1	ArcelorMittal ADR	49
3	Colt Telecom Group S.A. •	5
1	Millicom International Cellular S.A. •	37
2	SES Global S.A.	31

		122

	Malaysia - 0.1%
15	Air Asia BHD •	6
4	Genting Berhad	7
12	PLUS Expressways Berhad	11

		24

	Mauritius - 0.1%
40	Golden Agri Resources Ltd.	12

	Mexico - 0.2%
1	America Movil S.A.B. de C.V. ADR	25
5	Cemex S.A. CPO •	4
—	Desarrolladora Homex SAB de CV •	4

		33

	Netherlands - 4.1%
8	AerCap Holdings N.V. •	60
2	ASML Holding N.V.	54
—	Crucell N.V. •	4
—	Draka Holding N.V.	4
—	Gemalto N.V. •	11
2	Heineken N.V.	72
7	Koninklijke (Royal) KPN N.V.	111

4

The Hartford Diversified International Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.7% — (continued)
	Netherlands - 4.1% — (continued)
—	Koninklijke Philips Electronics N.V.	$7
1	OCE N.V.	3
3	Plaza Centers N.V.	4
3	Qiagen N.V. •	54
2	SBM Offshore N.V.	41
3	TNT N.V.	69
4	Unilever N.V. CVA	103
—	Unit 4 Agresso N.V. •	3
—	Vastned Offices	2

		602

	New Zealand - 0.0%
4	New Zealand Oil & Gas Ltd.	4

	Norway - 0.5%
2	Aker Kvaerner	17
—	Atea ASA	2
—	Bonheur ASA	5
3	DNB Nor ASA	30
—	Sparebanken Midt-Norge	3
—	TGS Nopec Geophysical Co. ASA •	3
1	Yara International ASA	30

		90

	Papua New Guinea - 0.0%
1	New Britain Palm Oil Ltd.	6

	Peru - 0.1%
—	Compania De Minas Buenaventur ADR	12

	Philippines - 0.0%
—	Philippine Long Distance Telephone Co. ADR	5

	Portugal - 0.0%
1	Novabase SGPS S.A. •	4
1	Redes Energeticas Nacionais	4

		8

	Russia - 1.5%
1	Mechel ADR	8
2	Mining and Metallurgical Co. Norilsk Nickel ADR	18
1	Mobile Telesystems OJSC ADR	29
4	OAO Gazprom Class S ADR	89
3	OAO Rosneft Oil Co. §	18
5	Vimpel-Communications ADR	62

		224

	Singapore - 0.6%
2	Chartered Semiconductor •	2
4	DBS Group Holdings Ltd.	34
11	Oversea-Chinese Banking Corp., Ltd.	60

		96

	South Africa - 1.6%
1	Adcock Ingram Holdings Ltd.	7
10	African Bank Investments Ltd.	38
—	Anglo American Platinum Co., Ltd.	12
2	Aspen Pharmacare Holdings Ltd.	15
2	Barloworld Ltd.	11
—	Impala Platinum Holdings Ltd.	12
5	MTN Group Ltd.	78
1	Naspers Ltd.	16
—	Sasol Ltd.	10
3	Truworths International Ltd.	16

		215

	South Korea - 0.8%
—	Busan Bank •	3
1	Dongyang Mechatronics Corp. •	3
—	Global & Yuasa	2
—	Haansoft, Inc.	2
—	Hyundai Motor Co., Ltd.	25
—	Jeonbuk Bank	2
—	Kolon Engineering & Construction Co., Ltd.	1
—	Kolon Industries, Inc.	5
—	Korea Kumho Petrochemical Co., Ltd.	4
—	L.G. Philips LCD Co., Ltd. •	5
—	LG Electronics, Inc. •	11
—	Meritz Fire & Marine Insurance	3
—	Sambu Construction Co., Ltd.	2
—	Samsung Electronics Co., Ltd.	55
—	Samsung Securities Co., Ltd. •	8
—	Shinsegae Co., Ltd. •	7
—	STX Engine Co., Ltd.	6

		144

	Spain - 4.0%
1	Abertis Infraestructuras S.A.	21
—	Aguas de Barcelona	2
13	Banco Santander Central Hispano S.A.	189
—	Construcciones y Auxiliar de	11
—	Corp Financiera Alba	13
4	Iberdrola S.A.	37
—	Laboratorios Almiral S.A.	2
—	Miquel y Costas & Miquel S.A.	3
—	Prosegur Compania de Seguridad S.A.	2
3	Red Electrica Corporacion S.A.	154
7	Telefonica S.A.	186
—	Viscofan S.A.	6

		626

	Sweden - 1.4%
—	AF Ab Class B	4
1	Assa Abloy Ab	18
—	Betsson Ab	2
1	Boliden Ab	10
1	Bure Equity Ab	6
—	Cardo Ab	3
—	Hexpol Ab •	3
—	Investment Ab Latour	3
—	Lundbergforetagen Ab	7
6	Lundin Petroleum Ab •	57
—	NCC Ab Class B	5
2	Niscayah Group AB	3
—	Oriflame Cosmetics S.A. ADR	13
1	Swedish Match Ab	10
6	Telefonaktiebolaget LM Ericsson	58
2	Volvo Ab Class B	14

		216

	Switzerland - 7.0%
2	ABB Ltd.	33
—	Actelion Ltd. •	12
1	Adecco S.A.	26
—	Baloise Holding AG	7
—	Basellandschaftliche Kantonalbank	5
—	Basler Kantonalbank	2

5

The Hartford Diversified International Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.7% — (continued)
	Switzerland - 7.0% — (continued)
—	Bell Holding AG	$3
—	Berner Kantonalbank	6
—	Clariant AG	3
1	Credit Suisse Group AG	55
—	Elektrizitaet Laufenburg	5
2	Julius Baer Holding Ltd.	98
—	Kardex	4
—	Kuehne & Nagel International AG	20
—	Micronas Semiconductor Holding AG •	1
1	Mobilezone Holdings	3
7	Nestle S.A.	274
3	Paris RE Holdings Ltd.	55
1	Roche Holding AG	210
—	Schindler Holding-Part Certificates	12
—	Sonova Holding AG	25
—	Swatch Group AG	35
—	Swiss Life Holding AG	5
—	Synthes, Inc.	21
9	UBS AG	126
—	Zurich Financial Services AG	71

		1,117

	Taiwan - 1.8%
8	Advanced Semiconductor Engineering, Inc.	6
4	Cathay Financial Holding Co., Ltd.	6
10	Chinatrust Financial Holding Co., Ltd.	6
—	Chunghwa Telecom Co., Ltd. ADR	5
2	High Technology Computer Corp.	23
5	Hon Hai Precision Industry Co., Ltd.	16
10	Hon Hai Precision Industry Co., Ltd. GDR ▪	66
5	Hon Hai Precision Industry Co., Ltd. GDR §	33
3	MediaTek, Inc.	39
5	Taiwan Mobile Co., Ltd.	8
5	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	56

		264

	Thailand - 0.4%
10	Bangkok Bank plc	32
44	Bank of Ayudhya plc	24

		56

	Turkey - 0.2%
2	Turkcell Iletisim Hizmetleri AS ADR	27

	United Kingdom - 19.0%
3	Admiral Group plc	49
—	Aggreko plc	2
2	Amlin plc	9
3	Anite plc	1
20	Arm Holdings plc	43
3	Ashtead Group plc	3
2	AstraZeneca plc	80
2	AstraZeneca plc ADR	107
—	Autonomy Corp. plc •	7
10	BAE Systems plc	53
3	Barclays Bank plc	14
2	Barratt Developments plc	6
6	BG Group plc	100
10	BP plc	86
2	BP plc ADR	100
6	British American Tobacco plc	187
3	Burberry Group plc	21
2	Carphone Warehouse Group plc	7
2	Catlin Group Ltd.	8
—	Clarkson plc	2
1	Computacenter plc	6
4	Croda International plc	42
1	CSR plc •	4
1	Davis Service Group plc	4
2	Delta plc	5
2	Devro plc	4
1	Diploma plc	1
1	Emerald Energy plc •	8
2	Enterprise Inns plc	5
3	Eurasian Natural Resources Corp.	49
3	Fresnillo plc	27
4	Galliford Try plc	4
2	GlaxoSmithKline plc	45
1	Goldshield Group plc	3
—	Greene King plc	2
1	HMV Group plc	2
25	HSBC Holding plc	256
3	Imperial Tobacco Group plc	75
2	Investec plc	13
4	KCOM Group plc	2
—	Keller Group plc	2
18	Kingfisher plc	65
9	Lancashire Holdings Ltd. •	65
6	Logica plc	9
25	Marks & Spencer Group plc	142
1	Marston’s plc	2
2	McBride plc	4
3	Meggitt plc	10
4	Michael Page International plc	22
1	Micro Focus International	4
1	Millennium & Copthorne Hotels plc	3
2	Mitie Group plc	6
—	Next plc	14
3	Paragon Group Companies plc	6
3	Premier Foods plc	2
1	Reckitt Benckiser Group plc	65
8	Regus plc	9
8	Resolution plc •	12
—	Reuters Group plc	15
7	Rexam plc	26
2	Rexam plc — Rights	3
7	Rio Tinto plc	282
2	ROK plc	2
8	Rolls-Royce Group plc	54
4	Senior plc	2
11	Standard Chartered plc	269
1	Tesco plc	7
4	Thomas Cook Group plc	15
—	Travis Perkins plc	4
4	Tui Travel plc	16
1	UMECO plc	2
2	Vedanta Resources plc	62
50	Vodafone Group plc	103
1	WH Smith plc	10
—	WS Atkins plc	3

6

The Hartford Diversified International Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 94.7% — (continued)
	United Kingdom - 19.0% — (continued)
15	Xstrata plc		$203

			2,962

	United States - 0.7%
1	ACE Ltd.		29
—	Cott Corp. •		2
—	Everest Re Group Ltd.		32
1	Netease.com, Inc. •		22
—	Stealthgas, Inc.		2
2	Yingli Green Energy Holdings •		26

			113

	Total common stocks (cost $13,261)		$14,755

PREFERRED STOCKS - 0.0%
	Germany - 0.0%
—	Prosieben Sat.1 Media AG		$3

	Total preferred stocks (cost $2)		$3

EXCHANGE TRADED FUNDS - 1.8%
	United States - 1.8%
5	iShares MSCI EAFE Index Fund		$276
—	SPDR S&P International Small Cap		8

	Total exchange traded funds (cost $258)		$284

	Total long-term investments (cost $13,521)		$15,042

SHORT-TERM INVESTMENTS - 2.9%
	Repurchase Agreements - 2.9%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $12, collateralized by FNMA 4.00%, 2039, value of $12)
$12	0.20%, 7/31/2009		$12

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $235, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $240)

235	0.21%, 7/31/2009		235

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $134, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $136)

134	0.20%, 7/31/2009		134
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $78, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $79)
78	0.21%, 7/31/2009		78
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $ , collateralized by U.S. Treasury Bill 6.00%, 2009, value of $ )
—	0.18%, 7/31/2009		—

			459

	Total short-term investments (cost $459)		$459

	Total investments (cost $13,980) ▲	99.4%	$15,501
	Other assets and liabilities	0.6%	93

	Total net assets	100.0%	$15,594

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 94.0% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $14,914 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,284
Unrealized Depreciation	(1,697)

Net Unrealized Appreciation	$587

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at July 31, 2009, was $ , which represents % of total net assets. This calculation excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2009, was $96, which represents 0.62% of total net assets.

§	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2009, the market value of these securities amounted to $51 or 0.33% of total net assets.

7

The Hartford Diversified International Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis

06/2008	5	ABC Learning Centres Ltd.	$5

The aggregate value of these securities at July 31, 2009 was $- which represents -% of total net assets.
Forward Foreign Currency Contracts Outstanding at July 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Australian Dollar (Sell)	$5	$5	08/04/09	$—
British Pound (Buy)	17	17	08/03/09	—
British Pound (Sell)	34	33	08/03/09	(1)
British Pound (Sell)	20	20	08/04/09	—
British Pound (Buy)	44	44	08/05/09	—
Canadian Dollar (Buy)	6	6	08/04/09	—
Canadian Dollar (Sell)	45	45	08/04/09	—
Danish Krone (Buy)	1	1	08/03/09	—
Danish Krone (Sell)	—	—	08/05/09	—
Euro (Buy)	28	28	08/03/09	—
Euro (Sell)	31	31	08/03/09	—
Euro (Buy)	18	18	08/04/09	—
Euro (Sell)	7	7	08/05/09	—
Hong Kong Dollar (Sell)	28	28	08/03/09	—
Hong Kong Dollar (Buy)	10	10	08/04/09	—
Japanese Yen (Buy)	9	9	08/03/09	—
Japanese Yen (Buy)	10	10	08/04/09	—
Japanese Yen (Buy)	32	32	08/05/09	—
Norwegian Krone (Buy)	2	2	08/03/09	—
South African Rand (Sell)	24	24	08/03/09	—
South African Rand (Sell)	2	2	08/05/09	—
South African Rand (Sell)	5	5	08/07/09	—
Swedish Krona (Buy)	1	1	08/03/09	—
Swedish Krona (Buy)	1	1	08/05/09	—
Swiss Franc (Buy)	18	18	08/03/09	—
Swiss Franc (Sell)	5	5	08/03/09	—
Swiss Franc (Buy)	7	7	08/04/09	—
Swiss Franc (Buy)	29	29	08/05/09	—

				$(1)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Diversification by Industry
as of July 31, 2009

Percentage of
Industry	Net Assets
Automobiles & Components	4.7%
Banks	11.8
Capital Goods	6.9
Commercial & Professional Services	0.9
Consumer Durables & Apparel	1.9
Consumer Services	0.7
Diversified Financials	4.0
Energy	7.0
Food & Staples Retailing	1.2
Food, Beverage & Tobacco	6.1
Health Care Equipment & Services	0.9
Household & Personal Products	1.1
Insurance	2.8
Materials	10.9
Media	0.5
Other Investment Pools and Funds	1.8
Pharmaceuticals, Biotechnology & Life Sciences	7.3
Real Estate	2.1
Retailing	3.5
Semiconductors & Semiconductor Equipment	2.0
Software & Services	2.1
Technology Hardware & Equipment	3.4
Telecommunication Services	6.1
Transportation	1.9
Utilities	4.9
Short-Term Investments	2.9
Other Assets and Liabilities	0.6

Total	100.0%

8

The Hartford Diversified International Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$14,755	$2,790	$11,965	$—
Exchange Traded Funds	284	284	—	—
Preferred Stocks	3	—	3	—
Short-Term Investments	459	—	459	—

Total	$15,501	$3,074	$12,427	$—

Other Financial Instruments *	$—	$—	$—	$—

Liabilities:
Other Financial Instruments *	$1	$—	$1	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of		Change in
	October 31,	Realized Gain	Unrealized		Balance as of
	2008	(Loss)	Appreciation	Net Sales	July 31, 2009

Assets:
Common Stock	$1	$—	$— *	$(1)	$—

Total	$1	$—	$—	$(1)	$—

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $(1).

9

The Hartford Dividend and Growth Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.0%
	Automobiles & Components - 0.4%
452	Honda Motor Co., Ltd. ADR	$14,520

	Banks - 4.0%
131	M&T Bank Corp.	7,646
665	PNC Financial Services Group, Inc.	24,382
604	SunTrust Banks, Inc.	11,774
952	US Bancorp	19,436
949	Washington Mutual, Inc. Private Placement ⌂†	80
3,658	Wells Fargo & Co.	89,480

		152,798

	Capital Goods - 8.5%
313	Caterpillar, Inc.	13,786
1,148	Deere & Co.	50,214
315	General Dynamics Corp.	17,473
907	General Electric Co.	12,151
948	Honeywell International, Inc.	32,906
699	Illinois Tool Works, Inc.	28,348
504	Lockheed Martin Corp.	37,702
632	Parker-Hannifin Corp.	28,003
955	Pentair, Inc.	26,102
663	Raytheon Co.	31,137
502	Siemens AG ADR	39,867

		317,689

	Commercial & Professional Services - 1.4%
997	Pitney Bowes, Inc.	20,588
1,204	Waste Management, Inc.	33,833

		54,421

	Diversified Financials - 6.5%
1,060	Ameriprise Financial, Inc.	29,473
2,844	Bank of America Corp.	42,064
124	Goldman Sachs Group, Inc.	20,233
1,795	JP Morgan Chase & Co.	69,362
638	Morgan Stanley	18,180
722	State Street Corp.	36,298
1,842	UBS AG ADR	27,148

		242,758

	Energy - 16.2%
1,500	Anadarko Petroleum Corp.	72,314
93	Baker Hughes, Inc.	3,783
844	BP plc ADR	42,219
1,719	Chevron Corp.	119,440
642	ConocoPhillips Holding Co.	28,079
1,039	EnCana Corp. ADR	55,743
1,153	Exxon Mobil Corp.	81,189
1,591	Marathon Oil Corp.	51,297
473	Schlumberger Ltd.	25,321
1,466	Total S.A. ADR	81,600
1,235	XTO Energy, Inc.	49,685

		610,670

	Food & Staples Retailing - 1.9%
625	Walgreen Co.	19,406
1,075	Wal-Mart Stores, Inc.	53,611

		73,017

	Food, Beverage & Tobacco - 4.7%
1,236	Nestle S.A. ADR	50,763
817	PepsiCo, Inc.	46,359
1,063	Philip Morris International, Inc.	49,554
719	SABMiller plc ADR	16,499
504	Unilever N.V. NY Shares ADR	13,706

		176,881

	Health Care Equipment & Services - 3.6%
700	Covidien plc	26,474
385	McKesson Corp.	19,703
1,460	Medtronic, Inc.	51,717
1,262	UnitedHealth Group, Inc.	35,406

		133,300

	Household & Personal Products - 2.2%
573	Kimberly-Clark Corp.	33,498
900	Procter & Gamble Co.	49,966

		83,464

	Insurance - 5.6%
978	ACE Ltd.	48,000
722	Aflac, Inc.	27,331
569	Chubb Corp.	26,258
800	Marsh & McLennan Cos., Inc.	16,342
1,543	Metlife, Inc.	52,388
269	Prudential Financial, Inc.	11,917
658	Travelers Cos., Inc.	28,349

		210,585

	Materials - 3.6%
676	Agrium U.S., Inc.	31,210
114	Air Products and Chemicals, Inc.	8,512
770	Barrick Gold Corp.	26,880
494	BHP Billiton Ltd. ADR	31,071
2,119	International Paper Co.	39,866

		137,539

	Media - 2.3%
891	Comcast Corp. Class A	13,241
588	Comcast Corp. Special Class A	8,221
414	McGraw-Hill Cos., Inc.	12,991
1,124	Time Warner, Inc.	29,956
892	Walt Disney Co.	22,395

		86,804

	Pharmaceuticals, Biotechnology & Life Sciences - 11.7%
996	AstraZeneca plc ADR	46,250
1,924	Bristol-Myers Squibb Co.	41,823
2,028	Eli Lilly & Co.	70,771
719	Johnson & Johnson	43,780
1,897	Merck & Co., Inc.	56,923
3,241	Pfizer, Inc.	51,632
2,720	Schering-Plough Corp.	72,113
368	Teva Pharmaceutical Industries Ltd. ADR	19,624
780	Wyeth	36,318

		439,234

	Retailing - 2.0%
1,023	Gap, Inc.	16,694
1,062	Limited Brands, Inc.	13,743
2,074	Staples, Inc.	43,604

		74,041

1

The Hartford Dividend and Growth Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.0% — (continued)
	Semiconductors & Semiconductor Equipment - 0.8%
1,283	Texas Instruments, Inc.		$30,863

	Software & Services - 3.2%
1,204	Accenture Ltd. Class A		42,232
846	Automatic Data Processing, Inc.		31,517
1,862	Microsoft Corp.		43,794

			117,543

	Technology Hardware & Equipment - 5.7%
1,412	Corning, Inc.		24,011
1,157	Hewlett-Packard Co.		50,098
917	IBM Corp.		108,095
4,194	Xerox Corp.		34,349

			216,553

	Telecommunication Services - 4.8%
5,426	AT&T, Inc.		142,324
1,216	Verizon Communications, Inc.		39,005

			181,329

	Transportation - 1.5%
537	FedEx Corp.		36,457
383	United Parcel Service, Inc. Class B		20,573

			57,030

	Utilities - 5.4%
1,605	Dominion Resources, Inc.		54,242
887	Exelon Corp.		45,101
888	FPL Group, Inc.		50,306
1,105	PG&E Corp.		44,601
307	Veolia Environment ADR		10,557

			204,807

	Total common stocks (cost $3,550,457)		$3,615,846

WARRANTS - 0.0%
	Banks - 0.0%
119	Washington Mutual, Inc. Private Placement ⌂ • †		$—

	Total warrants (cost $—)		$—

	Total long-term investments (cost $3,550,457)		$3,615,846

SHORT-TERM INVESTMENTS - 3.9%
	Repurchase Agreements - 3.9%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $3,911, collateralized by FNMA 4.00%, 2039, value of $3,989)
$3,911	0.20%, 7/31/2009		$3,911

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $75,712, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $77,225)

75,711	0.21%, 7/31/2009		75,711

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $43,038, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $43,898)

43,037	0.20%, 7/31/2009		43,037
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $24,888, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $25,385)
24,887	0.21%, 7/31/2009		24,887
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $120, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $124)
120	0.18%, 7/31/2009		120

			147,666

	Total short-term investments (cost $147,666)		$147,666

	Total investments (cost $3,698,123) ▲	99.9%	$3,763,512
	Other assets and liabilities	0.1%	2,573

	Total net assets	100.0%	$3,766,085

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.5% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $3,718,874 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$374,128
Unrealized Depreciation	(329,490)

Net Unrealized Appreciation	$44,638

2

The Hartford Dividend and Growth Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at July 31, 2009, was $80, which represents —% of total net assets.

•	Currently non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis

04/2008	949	Washington Mutual, Inc. Private Placement	$8,300
04/2008	119	Washington Mutual, Inc. Private Placement Warrants	—
        The aggregate value of these securities at July 31, 2009 was $80 which represents —% of total net assets.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$3,615,846	$3,615,766	$—	$80
Short-Term Investments	147,666	—	147,666	—

Total	$3,763,512	$3,615,766	$147,666	$80

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of	Change in
	October 31,	Unrealized	Balance as of
	2008	Appreciation	July 31, 2009

Assets:
Common Stock	$53	$27 *	$80

Total	$53	$27	$80

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $27.

3

The Hartford Equity Growth Allocation Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 97.2%
EQUITY FUNDS - 97.2%
1,266	The Hartford Capital Appreciation Fund, Class Y		$37,039
428	The Hartford Capital Appreciation II Fund, Class Y•		4,492
1,233	The Hartford Disciplined Equity Fund, Class Y		12,765
170	The Hartford Dividend and Growth Fund, Class Y		2,625
473	The Hartford Equity Income Fund, Class Y		4,863
288	The Hartford Fundamental Growth Fund, Class Y•		2,568
827	The Hartford Global Growth Fund, Class Y•		10,479
296	The Hartford Growth Fund, Class Y•		4,012
843	The Hartford Growth Opportunities Fund, Class Y•		17,527
1,544	The Hartford International Opportunities Fund, Class Y		19,249
1,177	The Hartford International Small Company Fund, Class Y		11,645
28	The Hartford MidCap Fund, Class Y•		472
81	The Hartford MidCap Growth Fund, Class Y•		595
54	The Hartford MidCap Value Fund, Class Y		454
602	The Hartford Select MidCap Value Fund, Class Y		4,344
1,994	The Hartford Select SmallCap Value Fund, Class Y		15,270
1,066	The Hartford Small Company Fund, Class Y•		15,905
4,539	The Hartford Value Fund, Class Y		41,438
73	The Hartford Value Opportunities Fund, Class Y		723

	Total equity funds (cost $251,531)		$206,465

	Total investments in affiliated investment companies (cost $251,531)		$206,465

EXCHANGE TRADED FUNDS - 2.8%
160	SPDR DJ Wilshire International Real Estate ETF		$5,062
24	SPDR DJ Wilshire REIT ETF		904

	Total exchange traded funds (cost $6,404)		$5,966

	Total long-term investments (cost $257,935)		$212,431

	Total investments (cost $257,935) ▲	100.0%	$212,431
	Other assets and liabilities	—%	1

	Total net assets	100.0%	$212,432

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $258,169 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,982
Unrealized Depreciation	(47,720)

Net Unrealized Depreciation	$(45,738)

•	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$206,465	$206,465	$—	$—
Exchange Traded Funds	5,966	5,966	—	—

Total	$212,431	$212,431	$—	$—

1

The Hartford Equity Income Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.4%
	Banks - 5.6%
145	Bank of Nova Scotia	$6,184
248	PNC Financial Services Group, Inc.	9,104
164	Toronto-Dominion Bank ADR	9,611
729	Wells Fargo & Co.	17,819

		42,718

	Capital Goods - 9.6%
193	3M Co.	13,575
71	Caterpillar, Inc.	3,111
110	Deere & Co.	4,825
153	Eaton Corp.	7,949
832	General Electric Co.	11,150
267	Illinois Tool Works, Inc.	10,823
289	Ingersoll-Rand plc	8,343
242	PACCAR, Inc.	8,371
47	Schneider Electric S.A.	4,281

		72,428

	Commercial & Professional Services - 3.0%
387	Republic Services, Inc.	10,305
432	Waste Management, Inc.	12,141

		22,446

	Consumer Durables & Apparel - 3.2%
73	Fortune Brands, Inc.	2,900
261	Mattel, Inc.	4,594
261	Stanley Works	10,475
97	V.F. Corp.	6,275

		24,244

	Diversified Financials - 8.3%
531	Bank of America Corp.	7,847
299	Bank of New York Mellon Corp.	8,174
103	Goldman Sachs Group, Inc.	16,885
766	JP Morgan Chase & Co.	29,610

		62,516

	Energy - 15.8%
295	BP plc ADR	14,777
429	Chevron Corp.	29,830
144	ConocoPhillips Holding Co.	6,288
383	Exxon Mobil Corp.	26,954
311	Marathon Oil Corp.	10,030
215	Occidental Petroleum Corp.	15,360
85	Royal Dutch Shell plc ADR	4,445
212	Total S.A. ADR	11,814

		119,498

	Food & Staples Retailing - 0.8%
260	Sysco Corp.	6,185

	Food, Beverage & Tobacco - 8.4%
578	Altria Group, Inc.	10,127
130	General Mills, Inc.	7,646
59	Lorillard, Inc.	4,350
351	Nestle S.A. ADR	14,401
159	PepsiCo, Inc.	9,012
244	Philip Morris International, Inc.	11,361
259	Unilever N.V. NY Shares ADR	7,037

		63,934

	Household & Personal Products - 1.9%
245	Kimberly-Clark Corp.	14,345

	Insurance - 6.7%
324	ACE Ltd.	15,871
219	Aflac, Inc.	8,295
241	Allstate Corp.	6,488
272	Chubb Corp.	12,545
419	Unum Group	7,865

		51,064

	Materials - 3.1%
103	Air Products and Chemicals, Inc.	7,661
275	E.I. DuPont de Nemours & Co.	8,521
134	PPG Industries, Inc.	7,394

		23,576

	Pharmaceuticals, Biotechnology & Life Sciences - 10.4%
152	GlaxoSmithKline plc ADR	5,828
361	Johnson & Johnson	21,957
784	Merck & Co., Inc.	23,519
1,279	Pfizer, Inc.	20,377
145	Wyeth	6,753

		78,434

	Retailing - 6.0%
392	Genuine Parts Co.	13,874
774	Home Depot, Inc.	20,088
196	Sherwin-Williams Co.	11,336

		45,298

	Semiconductors & Semiconductor Equipment - 2.8%
647	Intel Corp.	12,451
372	Texas Instruments, Inc.	8,942

		21,393

	Software & Services - 3.1%
1,012	Microsoft Corp.	23,802

	Telecommunication Services - 3.6%
716	AT&T, Inc.	18,791
258	Verizon Communications, Inc.	8,279

		27,070

	Utilities - 7.1%
240	American Electric Power Co., Inc.	7,430
315	Dominion Resources, Inc.	10,647
117	Edison International	3,791
93	Entergy Corp.	7,455
132	Exelon Corp.	6,703
279	FPL Group, Inc.	15,825
94	Northeast Utilities	2,156

		54,007

	Total common stocks (cost $793,991)	$752,958

	Total long-term investments (cost $793,991)	$752,958

1

The Hartford Equity Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $127, collateralized by FNMA 4.00%, 2039, value of $129)
$127	0.20%, 7/31/2009		$127

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $2,455, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $2,504)

2,455	0.21%, 7/31/2009		2,455

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1,395, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $1,423)

1,395	0.20%, 7/31/2009		1,395
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $807, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $823)
807	0.21%, 7/31/2009		807
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $4, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $4)
4	0.18%, 7/31/2009		4

			4,788

	Total short-term investments (cost $4,788)		$4,788

	Total investments (cost $798,779) ▲	100.0%	$757,746
	Other assets and liabilities	—%	148

	Total net assets	100.0%	$757,894

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.5% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $804,936 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$53,034
Unrealized Depreciation	(100,224)

Net Unrealized Depreciation	$(47,190)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$752,958	$748,677	$4,281	$—
Short-Term Investments	4,788	—	4,788	—

Total	$757,746	$748,677	$9,069	$—

2

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.4%
	Finance - 0.4%
	Bayview Financial Acquisition Trust
$2,600	2.44%, 05/28/2037 ⌂Δ	$37
	Goldman Sachs Mortgage Securities Corp.
16,890	1.80%, 02/01/2012 ⌂Δ	8,445
	Helios Finance L.P.
5,000	2.64%, 10/20/2014 ▪Δ	1,571
	Structured Asset Securities Corp.
4,453	2.78%, 02/25/2037 Δ	53
	Wells Fargo Home Equity Trust
4,363	2.54%, 03/25/2037 ⌂Δ	17

		10,123

	Total asset & commercial mortgage backed securities (cost $33,099)	$10,123

CORPORATE BONDS: INVESTMENT GRADE - 3.7%
	Basic Materials - 1.4%
	Anglo American Capital plc
$9,970	9.38%, 04/08/2014 ▪‡	$11,166
	Dow Chemical Co.
14,000	7.60%, 05/15/2014	15,213
	Rio Tinto Finance USA Ltd.
11,660	8.95%, 05/01/2014 ‡	13,549

		39,928

	Consumer Cyclical - 0.2%
	CRH America, Inc.
5,000	5.30%, 10/15/2013	4,897

	Consumer Staples - 0.6%
	Anheuser-Busch InBev N.V.
5,000	7.20%, 01/15/2014 ▪‡	5,557
10,000	7.75%, 01/15/2019 ▪‡	11,680

		17,237

	Energy - 0.2%
	Valero Energy Corp.
3,688	9.38%, 03/15/2019 ‡	4,280

	Finance - 0.0%
	Unicredito Italiano Capital Trust
1,251	9.20%, 10/05/2010 ▪‡♠	828

	Services - 0.7%
	Allied Waste North America, Inc.
10,000	7.88%, 04/15/2013 ‡	10,387
	DirecTV Holdings LLC
7,000	8.38%, 03/15/2013 ‡	7,149

		17,536

	Technology - 0.6%
	Time Warner Cable, Inc.
15,000	7.50%, 04/01/2014 ‡	17,100

	Total corporate bonds: investment grade (cost $92,656)	$101,806

CORPORATE BONDS: NON-INVESTMENT GRADE - 9.0%
	Basic Materials - 0.9%
	Freeport-McMoRan Copper & Gold, Inc.
$3,000	5.00%, 04/01/2015 Δ	$2,886
12,000	8.25%, 04/01/2015	12,690
	Georgia-Pacific LLC
2,000	8.13%, 05/15/2011 ‡	2,050
4,980	9.50%, 12/01/2011 ‡	5,229

		22,855

	Consumer Cyclical - 0.7%
	Albertson’s, Inc.
4,405	7.50%, 02/15/2011 ‡	4,471
	Dollarama Group L.P.
7,190	8.88%, 08/15/2012 ‡	7,082
	Supervalu, Inc.
8,000	8.00%, 05/01/2016	7,940

		19,493

	Consumer Staples - 0.2%
	Appleton Papers, Inc.
2,000	8.13%, 06/15/2011 ‡	1,415
	Dean Foods Co.
4,000	7.00%, 06/01/2016 ‡	3,770
	Smithfield Foods, Inc.
2,000	10.00%, 07/15/2014 ▪	2,085

		7,270

	Energy - 0.8%
	Ferrellgas Partners L.P.
1,500	6.75%, 05/01/2014 ‡	1,365
2,470	6.75%, 05/01/2014 ▪‡	2,248
4,575	8.75%, 06/15/2012 ‡	4,466
	Inergy L.P.
1,179	8.25%, 03/01/2016 ‡	1,170
4,835	8.75%, 03/01/2015 ▪‡	4,908
	Western Refining, Inc.
9,000	10.75%, 06/15/2014 ▪Δ	8,280

		22,437

	Finance - 1.0%
	Ford Motor Credit Co.
10,000	8.00%, 06/01/2014	9,237
5,000	12.00%, 05/15/2015	5,097
	LPL Holdings, Inc.
7,185	10.75%, 12/15/2015 ▪‡	6,718
	Yankee Acquisition Corp.
6,000	8.50%, 02/15/2015	5,370

		26,422

	Health Care - 0.8%
	HCA, Inc.
5,000	6.30%, 10/01/2012 ‡	4,700
6,000	6.75%, 07/15/2013	5,610
	Invacare Corp.
5,820	9.75%, 02/15/2015 ‡	5,936
	Warner Chilcott Corp.
4,510	8.75%, 02/01/2015 ‡	4,510

		20,756

	Services - 1.0%
	Affinion Group, Inc.
2,000	10.13%, 10/15/2013 ‡	1,980
2,555	10.13%, 10/15/2013 ▪‡	2,530
5,305	11.50%, 10/15/2015 ‡	4,907

1

The Hartford Floating Rate Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 9.0% — (continued)
	Services - 1.0% — (continued)
	Ameristar Casinos, Inc.
$4,485	9.25%, 06/01/2014 ▪	$4,619
	FireKeepers Development Authority
2,185	13.88%, 05/01/2015 ▪	2,185
	Marquee Holdings, Inc.
4,215	9.51%, 08/15/2014	3,456
	Videotron Ltee
7,450	6.88%, 01/15/2014 ‡	7,301
	XM Satellite Radio, Inc.
2,000	11.25%, 06/15/2013 ▪	2,060

		29,038

	Technology - 3.5%
	Cricket Communications, Inc.
8,745	7.75%, 05/15/2016 ▪‡	8,701
4,000	9.38%, 11/01/2014	4,060
	CSC Holdings, Inc.
17,265	8.50%, 04/15/2014 ▪‡	17,783
	DaVita, Inc.
7,650	6.63%, 03/15/2013 ‡	7,516
	Frontier Communications Corp.
5,000	6.25%, 01/15/2013 ‡	4,813
4,000	8.25%, 05/01/2014 ‡	4,050
	Intelsat Subsidiary Holding Co.
1,000	8.50%, 01/15/2013 ‡	1,010
5,000	8.88%, 01/15/2015 ▪‡	5,050
	Level 3 Financing, Inc.
2,000	5.48%, 02/15/2015 ‡Δ	1,480
	Mediacom LLC
10,000	9.50%, 01/15/2013 ‡	9,950
	MetroPCS Wireless, Inc.
7,300	9.25%, 11/01/2014 ▪‡	7,555
	Qwest Corp.
9,945	8.88%, 03/15/2012 ‡	10,318
	Wind Acquisition Finance S.A.
5,500	11.75%, 07/15/2017 ▪	5,885
	Windstream Corp.
7,500	8.13%, 08/01/2013 ‡	7,575

		95,746

	Utilities - 0.1%
	RRI Energy, Inc.
3,278	6.75%, 12/15/2014	3,237

	Total corporate bonds: non-investment grade (cost $236,943)	$247,254

SENIOR FLOATING RATE INTERESTS: INVESTMENT GRADE♦ - 3.2%
	Consumer Cyclical - 0.2%
	Foster Wheeler LLC
$5,500	0.41%, 09/12/2011 ±	$5,143

	Consumer Staples - 1.5%
	WM Wrigley Jr. Co.
41,061	6.50%, 10/06/2014 ±	41,587

	Health Care - 1.5%
	Fresenius SE, Term Loan B
11,631	6.75%, 10/01/2014 ±	11,689
	Fresenius SE, Term Loan B2
6,730	6.75%, 10/01/2014 ±	6,764
	Healthcare Partners LLC
7,883	2.04%, 10/20/2013 ±	7,371
	Life Technologies Corp.
16,700	5.25%, 11/23/2015 ±	16,811

		42,635

	Total senior floating rate interests: investment grade (cost $88,315)	$89,365

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 78.8%
	Basic Materials - 11.2%
	Arizona Chemical Co.
$6,471	2.49%, 02/27/2013 ±	$5,695
9,250	6.00%, 02/27/2014 ±	6,938
	Ashland, Inc.
1,772	5.75%, 11/13/2013 ±	1,775
5,247	7.65%, 05/13/2014 ±	5,331
	Boise Paper Holdings LLC
4,000	9.25%, 02/22/2015 ±	2,790
	Brenntag Group
2,358	2.29%, 12/23/2013 ±	2,199
576	2.33%, 01/12/2014 ±	538
10,000	4.00%, 12/23/2014 ±	7,880
	Calumet Lubricants Co., L.P.
2,515	0.43%, 12/29/2014 ±☼	2,181
18,767	4.85%, 01/03/2015 ±☼	16,280
	Cenveo, Inc., Delayed Draw Term Loan
308	5.11%, 06/21/2013 ±	294
	Cenveo, Inc., Term Loan C
16,007	5.11%, 06/21/2013 ±	15,287
	Coffeyville Resources
1,436	3.15%, 12/21/2010 ±	1,377
11,504	5.50%, 12/21/2013 ±	11,030
	Cognis GMBH
11,000	2.62%, 09/15/2013 ±	9,070
	Columbian Chemicals Co.
9,854	7.25%, 03/15/2013 ±	7,686
	Georgia-Pacific Corp.
20,766	2.32%, 12/20/2012 ±☼	20,054
3,713	2.33%, 12/20/2012 ±	3,586
	Georgia-Pacific LLC
1,607	3.77%, 12/20/2014 ±	1,574
	Goodyear Engineered Products, Delayed Delivery Term Loan
1,321	2.55%, 07/31/2014 ±☼	879
	Goodyear Engineered Products, First Lien
10,716	2.55%, 07/31/2014 ±☼	7,126
	Goodyear Engineered Products, Second Lien
4,000	6.05%, 07/31/2015 ±	1,540

2

The Hartford Floating Rate Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 78.8% — (continued)
	Basic Materials - 11.2% — (continued)
	Goodyear Tire & Rubber Co.
$8,132	2.04%, 04/30/2014 ±☼	$7,604
	Graham Packaging Co., Inc.
2,400	2.56%, 12/31/2011 ±	2,314
30,998	6.75%, 04/15/2014 ±☼	30,804
	Hexion Specialty Chemicals
1,459	3.31%, 05/05/2013 ±	1,094
1,846	3.37%, 05/05/2013 ±	1,763
	Hexion Specialty Chemicals, Tranche C-1 Term Loan
26,895	2.88%, 05/15/2013 ±☼	19,883
	Hexion Specialty Chemicals, Tranche C-2 Term Loan
5,843	2.88%, 05/15/2013 ±☼	4,320
	Hexion Specialty Chemicals, Tranche C-5 Term Loan
980	2.88%, 05/05/2013 ±	696
	Huntsman International LLC
29,768	2.04%, 04/19/2014 ±	27,595
	Ineos Group
9,622	9.50%, 12/16/2014 ±☼	7,389
9,623	10.00%, 12/16/2013 ±☼	7,359
	ISP Chemco LLC
8,662	2.06%, 05/31/2014 ±	8,113
	Jarden Corp.
8,501	3.10%, 01/24/2012 ±	8,356
	Jarden Corp., Term Loan
3,785	2.35%, 01/24/2012 ±	3,682
	Jarden Corp., Term Loan B2
832	2.35%, 01/24/2012 ±	805
	Jarden Corp., Term Loan B3
3,223	2.35%, 01/24/2012 ±	3,094
	John Maneely Co.
8,666	3.63%, 12/08/2013 ±	6,777
	Kranson Industries
3,592	2.54%, 07/31/2013 ±	3,200
	MacDermid, Inc.
10,826	2.29%, 04/11/2014 ±☼	8,661
	Mega Bloks, Inc.
4,885	9.75%, 07/26/2012 ±	1,881
	Smurfit-Stone Container Enterprises, Inc.
6,713	2.77%, 11/01/2009 ±☼Ψ	6,317
2,227	2.82%, 11/01/2009 ±☼Ψ	2,095
1,347	4.50%, 11/01/2011 ±☼Ψ	1,268
8,702	10.00%, 01/28/2010 ±Ψ	8,811
	Smurfit-Stone Container Enterprises, Inc., New Term Loan B
1,533	2.57%, 11/01/2011 ±☼Ψ	1,443
	Smurfit-Stone Container Enterprises, Inc., New Term Loan C
2,890	2.57%, 11/01/2011 ±☼Ψ	2,720
	Smurfit-Stone Container Enterprises, Inc., New Term Loan C-1
874	2.57%, 11/01/2011 ±☼Ψ	822

		309,976

	Capital Goods - 1.6%
	Ewards Ltd.
3,778	2.29%, 05/31/2014 ±	2,418
	Lincoln Industries Corp.
3,500	6.07%, 01/10/2015 ±⌂	2,327
	Lincoln Industries Corp., First Lien Delayed Draw
889	2.81%, 07/11/2014 ±	794
	Lincoln Industries Corp., First Lien Term Loan
2,369	2.81%, 07/11/2014 ±	2,114
	MacAndrews Amg Holdings LLC
8,539	6.04%, 04/17/2012 ±⌂	6,575
	Nacco Material Handling Group
7,681	3.02%, 03/22/2013 ±	5,223
	Vought Aircraft Industries, Inc.
5,791	2.81%, 12/22/2010 ±	5,646
	Yankee Candle Co.
18,256	2.00%, 02/06/2014 ±	16,872

		41,969

	Consumer Cyclical - 8.6%
	AM General LLC
11,535	3.30%, 09/30/2013 ±	11,132
	American General Finance Corp.
528	0.29%, 09/30/2012 ±	509
	Brand Energy & Infrastructure Services
6,202	2.60%, 02/07/2014 ±	5,706
1,965	3.67%, 02/07/2014 ±	1,805
	Contech Construction Products
3,649	2.30%, 01/31/2013 ±	3,065
	Custom Building Products
5,401	7.96%, 10/20/2011 ±	5,118
2,000	10.75%, 04/20/2012 ±	1,670
	David’s Bridal, Inc.
4,353	2.46%, 01/25/2014 ±	3,896
	Dollar General Corp.
25,038	3.04%, 07/06/2014 ±☼	24,380
	Dollarama Group L.P.
10,331	2.24%, 11/18/2011 ±	10,021
	Easton-Bell Sports, Inc.
10,537	2.26%, 03/16/2012 ±	9,720
	Hanesbrands, Inc.
8,500	4.25%, 03/05/2014 ±☼	8,065
11,952	5.24%, 09/05/2011 ±	12,009
	Lear Corp.
16,287	4.75%, 04/25/2012 ±Ω	12,206
4,216	10.00%, 07/15/2010 ±☼Ω	4,355
	Levi Strauss & Co.
16,878	2.54%, 03/09/2014 ±	14,241
	Michaels Stores, Inc.
33,176	2.56%, 10/31/2013 ±	27,090
	Navistar International
5,067	0.21%, 01/19/2012 ±☼	4,707
13,933	3.56%, 01/17/2012 ±☼	12,944
	Roundy’s Supermarkets, Inc.
21,018	3.05%, 11/03/2011 ±☼	20,346

3

The Hartford Floating Rate Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 78.8% — (continued)
	Consumer Cyclical - 8.6% — (continued)
	Sports Authority, Inc.
$6,224	2.85%, 04/25/2013 ±⌂	$4,108
	Supervalu, Inc.
13,333	1.16%, 06/02/2011 ±	12,843
	Tensar Corp.
6,863	3.99%, 10/28/2012 ±	4,942
	TRW Automotive, Inc.
12,213	6.31%, 02/09/2014 ±☼	11,633
13,000	6.33%, 05/09/2013 ±☼	12,415

		238,926

	Consumer Staples - 2.8%
	American Seafoods Group, Term Loan B Add-On
1,485	2.04%, 09/30/2012 ±	1,349
	American Seafoods Group, Tranche B1 Term Loan
7,114	2.04%, 09/30/2011 ±	6,491
	American Seafoods Group, Tranche B-2 Term Loan
15,906	2.04%, 09/30/2012 ±	14,485
	Appleton Papers, Inc.
3,430	6.50%, 06/05/2013 ±	2,950
	Dean Foods Co.
8,722	1.97%, 03/29/2014 ±	8,329
	Dole Food Co., Inc., LC Facility Deposits
3,197	0.51%, 04/12/2013 ±	3,212
	Dole Food Co., Inc., Tranche B Term Loan
6,248	8.00%, 04/12/2013 ±	6,278
	Dole Food Co., Inc., Tranche C Term Loan
19,376	8.00%, 04/12/2013 ±	19,467
	Huish Detergents, Inc.
7,804	2.04%, 04/25/2014 ±	7,303
	Van Houtte, Inc.
2,000	6.00%, 12/09/2014 ◊☼	1,580
	Van Houtte, Inc., First Lien Term Loan
3,442	3.09%, 07/09/2014 ±	3,236
	Van Houtte, Inc., Second Lien Term Loan
469	3.09%, 07/09/2014 ±	441

		75,121

	Energy - 3.1%
	Big West Oil LLC, Delayed Draw Term Loan
12,105	4.50%, 02/02/2015 ±Ψ	10,743
	Big West Oil LLC, Term Loan B
9,562	4.50%, 05/14/2014 ±Ψ	8,486
	Lyondell Chemical Co.
31,298	5.81%, 12/15/2009 ±☼Ψ	26,352
17,690	9.17%, 12/15/2009 ±☼Ψ	18,297
	Lyondell Chemical Co., Dutch RC
149	3.79%, 12/20/2013 ±Ψ	64
	Lyondell Chemical Co., Dutch Tranche A
347	3.79%, 12/20/2013 ±Ψ	150
	Lyondell Chemical Co., German B-1
428	4.04%, 12/20/2014 ±Ψ	185
	Lyondell Chemical Co., German B-2
428	4.04%, 12/20/2014 ±Ψ	185
	Lyondell Chemical Co., German B-3
428	4.04%, 12/20/2014 ±Ψ	185
	Lyondell Chemical Co., Primary RC
560	3.79%, 12/20/2013 ±Ψ	242
	Lyondell Chemical Co., Term Loan A
1,066	3.79%, 12/20/2013 ±Ψ	460
	Lyondell Chemical Co., U.S. B-1
1,859	7.00%, 12/20/2014 ±Ψ	803
	Lyondell Chemical Co., U.S. B-2
1,859	7.00%, 12/20/2014 ±Ψ	802
	Lyondell Chemical Co., U.S. B-3
1,859	7.00%, 12/20/2014 ±Ψ	803
	Texas Petrochemicals L.P., LC Facility Deposits
2,460	2.88%, 06/27/2013 ±	1,550
	Texas Petrochemicals L.P., Term Loan B
7,289	2.88%, 06/27/2013 ±	4,592
	Turbo Beta Ltd.
5,113	14.50%, 03/12/2018 ±⌂†	3,068
	Western Refining, Inc.
9,200	8.25%, 05/30/2014 ±	8,822

		85,789

	Finance - 5.6%
	Amerigroup Corp.
522	2.31%, 03/26/2012 ◊	511
	Ashtead Group plc
6,062	2.06%, 08/21/2011 ±	5,653
	BNY Convergex Group LLC & EZE Castle Software, First Lien Term Loan
12,214	3.29%, 08/30/2013 ±☼	11,817
	BNY Convergex Group LLC & EZE Castle Software, Incremental Term Loan
2,192	3.29%, 09/30/2013 ±	2,121
	Brickman Group Holdings, Inc.
14,754	2.34%, 01/23/2014 ±	13,850
	Buckeye Check Cashing, Inc.
8,440	3.14%, 05/01/2012 ±⌂	3,502
	Community Health Systems, Inc.
793	2.54%, 07/25/2014 ±	744
15,537	2.90%, 07/25/2014 ±	14,579
	Crescent Resources LLC
15,071	5.04%, 09/07/2012 ◊Ω	2,592
	Dollar Financial Corp., Delayed Draw Term Loan
1,854	3.35%, 10/30/2012 ±	1,669
	Dollar Financial Corp., Term Loan
2,522	3.35%, 10/30/2012 ±	2,269
	Golden Gate National
9,138	3.04%, 03/14/2011 ±	8,362
2,000	8.04%, 09/30/2011 ±	1,760
	HMSC Corp.
3,910	2.54%, 04/03/2014 ±⌂	2,522

4

The Hartford Floating Rate Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 78.8% — (continued)
	Finance - 5.6% — (continued)
	Hub International Holdings, Inc., Delayed Draw Term Loan
$1,790	2.79%, 06/12/2014 ±☼	$1,638
	Hub International Holdings, Inc., Term Loan
7,968	2.79%, 06/14/2014 ±☼	7,291
	LNR Properties Corp.
10,366	3.81%, 06/29/2011 ±	6,064
3,687	3.82%, 06/29/2009 ±	2,102
	LPL Holdings, Inc.
5,975	2.19%, 12/18/2014 ±	5,442
	Nuveen Investments, Inc.
31,939	3.50%, 11/13/2014 ±☼	25,897
	Realogy Corp.
4,101	0.22%, 10/05/2013 ±☼	3,159
15,234	3.31%, 10/05/2014 ±☼	11,736
	Rent-A-Center, Inc.
8,465	2.04%, 06/30/2012 ±	8,042
	Sedgwick CMS Holdings, Inc.
6,004	2.54%, 01/31/2013 ±	5,584
	TransFirst Holdings, Inc.
8,742	3.04%, 06/12/2014 ±	6,731
1,000	7.04%, 06/12/2015 ±	450

		156,087

	Health Care - 9.2%
	AGA Medical Corp.
5,175	2.33%, 04/26/2013 ±	4,424
	Carestream Health, Inc.
6,378	2.29%, 04/30/2013 ±	5,847
	Carl Zeiss
5,718	2.50%, 03/14/2014 ±⌂	2,687
2,500	4.54%, 07/24/2016 ±⌂	178
	Center for Diagnostic Imaging
5,351	4.10%, 12/31/2010 ⌂◊	5,030
	DJO Finance LLC
6,895	3.41%, 04/07/2013 ±	6,395
	Generics International, Inc.
2,955	4.10%, 11/19/2014 ±⌂	2,571
	HCA, Inc.
38,036	2.85%, 11/17/2013 ±	35,683
	HealthSouth Corp.
11,768	2.54%, 03/10/2013 ±	11,256
	IASIS Healthcare Capital Corp.
688	0.18%, 03/17/2014 ±	642
13,600	5.74%, 06/13/2014 ±	10,744
	IASIS Healthcare Capital Corp., Delayed Draw Term Loan
2,636	2.29%, 03/17/2014 ±	2,458
	IASIS Healthcare Capital Corp., Term Loan B
7,617	2.29%, 03/17/2014 ±	7,104
	Invacare Corp.
1,405	2.54%, 02/07/2013 ±	1,283
	Inverness Medical Innovation, Inc.
9,870	2.42%, 06/27/2014 ±	9,389
13,075	4.54%, 06/26/2015 ±	12,094
	Multiplan Corp.
13,928	2.81%, 04/12/2013 ±	13,139
	National Mentor
397	0.22%, 06/27/2013 ±	337
6,409	2.60%, 06/27/2013 ±	5,448
	National Renal Institutes, Inc.
9,929	5.30%, 03/31/2013 ±⌂	6,454
	Orthofix Holdings, Inc.
9,690	7.18%, 09/22/2013 ±	9,496
	Psychiatric Solutions, Inc.
8,873	2.05%, 07/01/2012 ±	8,452
	Rite Aid Corp.
11,158	2.05%, 06/01/2014 ±☼	9,484
9,962	6.00%, 06/04/2014 ±	9,207
10,500	9.50%, 06/10/2015 ±	10,727
	Select Medical Corp., Term Loan B
13,599	2.72%, 02/24/2012 ±	12,936
	Select Medical Corp., Term Loan B Add-On
2,952	2.72%, 02/24/2012 ±	2,808
	Skilled Healthcare Group, Inc.
4,851	2.37%, 06/15/2012 ±	4,334
	Surgical Care Affiliates LLC
5,880	2.60%, 12/29/2014 ±	5,351
	United Surgical Partners International
1,471	2.29%, 04/19/2014 ±	1,331
7,788	2.39%, 04/19/2014 ±	7,062
	Vanguard Health Holdings Co. II LLC
18,168	2.54%, 09/23/2011 ±	17,494
	Viant Holdings, Inc.
7,142	2.25%, 06/25/2014 ±	6,071
	Warner Chilcott Corp.
1,118	2.29%, 01/18/2012 ±	1,082
4,109	2.46%, 01/18/2012 ±	3,979
	Youth & Family Centered Services, Inc.
1,998	4.23%, 07/10/2013 ±	1,898

		254,875

	Media - 0.3%
	Discovery Communications, Inc.
7,382	5.25%, 05/14/2014 ±	7,444

	Services - 17.2%
	24 Hour Fitness Worldwide, Inc.
5,810	2.94%, 06/08/2012 ±	4,953
	Acosta, Inc.
20,056	2.54%, 07/28/2013 ±	18,933
	Advantage Sales & Marketing, Inc.
17,491	2.31%, 03/29/2013 ±	16,562
	Affinion Group, Inc., Tranche B Term Loan
21,732	2.79%, 10/17/2012 ±	20,656
	Affinion Group, Inc., Unsecured Term Loan
5,000	2.79%, 05/17/2012 ±☼	4,200
	Bresnan Communications LLC
2,000	4.81%, 03/29/2014 ±	1,835
	Cardinal Logistics Management
5,139	4.05%, 09/23/2013 ±⌂†	3,032

5

The Hartford Floating Rate Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 78.8% — (continued)
	Services - 17.2% — (continued)
	Carmike Cinemas, Inc.
$5,016	4.10%, 05/19/2012 ±	$4,668
1,566	4.49%, 05/19/2012 ±	1,457
	Cebridge Communications LLC
4,524	2.30%, 11/05/2013 ±	4,302
10,000	4.81%, 05/05/2014 ±	8,938
	Cedar Fair L.P., Canadian Term Loan
6,795	2.29%, 08/31/2011 ±	6,455
	Cedar Fair L.P., US Term Loan
12,108	2.29%, 08/30/2012 ±☼	11,775
	Cengage
5,816	2.79%, 07/05/2014 ±	4,975
	Centaur LLC
2,410	9.25%, 10/30/2012 ±	1,928
	Clarke American Corp.
18,610	2.87%, 02/28/2014 ±	14,572
	CMP Susquehanna Corp.
8,350	2.31%, 05/06/2013 ±	4,481
	Cumulus Media, Inc.
10,962	4.29%, 06/07/2013 ±	7,217
	CW Media Holdings, Inc.
7,860	3.85%, 02/15/2015 ±	6,746
	Dex Media West LLC, Inc.
22,121	7.00%, 10/24/2014 ±☼Ψ	17,946
	Emdeon Business Services LLC
5,940	2.47%, 11/16/2013 ±	5,722
11,900	5.47%, 05/16/2014 ±	10,993
	Energy Solutions, LLC, Add-On Letter of Credit
1,514	0.32%, 06/07/2013 ±	1,427
	F & W Publications, Inc.
1,463	4.57%, 08/05/2012 ±⌂	366
6,950	5.21%, 08/05/2012 ±⌂	1,737
4,500	6.57%, 08/05/2012 ⌂◊	225
	Golden Nugget, Inc.
2,545	2.29%, 06/22/2014 ±	1,741
1,449	2.38%, 06/22/2014 ±	991
3,750	3.54%, 12/31/2014 ±⌂	1,556
	Gray Television, Inc.
10,959	3.81%, 12/31/2014 ±	6,995
	Greenwood Racing, Inc.
12,711	2.54%, 11/14/2011 ±☼	11,853
	Hit Entertainment, Inc.
1,475	3.26%, 08/26/2012 ±	1,188
	Idearc, Inc.
8,563	4.25%, 11/17/2014 ◊Ω	3,914
	Las Vegas Sands Corp.
1,990	1.75%, 05/23/2013 ±	1,562
	Las Vegas Sands Corp., Delayed Draw Term Loan 1
3,681	2.09%, 05/23/2014 ±	2,890
	Las Vegas Sands Corp., Term Loan B
14,394	2.09%, 05/23/2014 ±	11,299
	LBI Media, Inc.
8,909	1.79%, 05/01/2012 ±	6,548
	Metavante Corp.
9,000	2.78%, 11/01/2014 ±	8,805
	Nelson Education
5,895	3.10%, 07/05/2014 ±⌂	4,156
	NEP Supershooters L.P.
7,820	2.54%, 02/13/2014 ±⌂	6,842
	New World Gaming Partners Ltd.
2,225	5.50%, 03/31/2015 ±⌂	349
	Penton Media, Inc.
8,886	2.72%, 02/06/2013 ±	5,554
4,000	5.49%, 02/06/2014 ±⌂	733
	Philosophy, Inc.
6,276	2.29%, 03/17/2014 ±	3,703
	Pinnacle Foods
14,109	3.06%, 03/30/2014 ±	12,815
	Pittsburgh Casino
4,000	11.25%, 01/24/2013 ±☼	3,600
	R.H. Donnelley, Inc., Term Loan D-1
6,997	6.75%, 10/24/2014 ±Ψ	5,342
	R.H. Donnelley, Inc., Tranche D-2 Term Loan
3,864	6.75%, 10/24/2014 ±Ψ	2,973
	Raycom TV Broadcasting, Inc.
14,229	1.81%, 06/25/2014 ±⌂	9,960
	Readers Digest Association, Inc.
11,185	2.64%, 03/02/2014 ±	5,425
5,000	2.90%, 03/02/2013 ±⌂☼	1,600
	Regal Cinemas, Inc.
22,167	4.35%, 10/27/2013 ±	21,907
	Sheridan Group, Inc.
13,755	2.70%, 06/15/2014 ±	12,053
2,000	6.04%, 06/15/2015 ±	1,520
	Sirius Satellite Radio, Inc.
13,715	2.56%, 12/20/2012 ±☼	11,864
	Southern Graphic Systems, Delayed Draw Term Loan
1,099	2.92%, 12/30/2011 ±	969
	Southern Graphic Systems, Term Loan
4,712	2.92%, 12/30/2011 ±	4,240
	Synagro Technologies, Inc.
3,920	2.30%, 03/28/2014 ±	3,091
	Telesat Canada, Delayed Draw Term Loan
453	3.29%, 09/01/2014 ±	436
	Telesat Canada, Term Loan B
5,942	3.29%, 09/01/2014 ±	5,716
	Town Sports International Holdings, Inc.
5,870	2.13%, 02/27/2014 ±⌂	4,754
	United Site Services, Inc.
1,800	4.85%, 06/29/2013 ±⌂	810
	UPC Financing Partnership
10,048	2.06%, 12/31/2014 ±	9,430
11,562	2.81%, 12/31/2016 ±☼	11,205
	Venetian Macau Ltd.
10,657	2.25%, 05/25/2013 ±	9,826
6,859	2.32%, 05/25/2012 ±	6,324
4,655	2.85%, 05/25/2013 ±	4,292

6

The Hartford Floating Rate Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 78.8% — (continued)
	Services - 17.2% — (continued)
	West Corp.
$30,108	2.59%, 10/24/2013 ±	$28,546
5,940	7.25%, 10/24/2013 ±☼	5,962
	WideOpenWest Finance LLC
14,963	2.81%, 07/01/2014 ±	13,192
5,601	7.30%, 06/29/2015 ±	3,361
	Wynn Resorts Ltd.
7,500	2.04%, 06/27/2014 ±	6,200

		474,193

	Technology - 10.1%
	Alaska Communication Systems Holdings, Inc.
181	1.75%, 02/01/2012 ±	171
9,038	2.35%, 02/01/2012 ±	8,552
2,737	2.97%, 02/01/2012 ±	2,590
	Canwest MediaWorks L.P.
4,903	3.26%, 07/10/2014 ±•	2,402
	Caribe Information Investment, Inc.
11,762	2.54%, 03/29/2013 ±⌂	5,881
	Charter Communications Operating LLC, Incremental Term Loan
15,000	6.25%, 03/06/2014 ◊☼Ψ	14,944
	Charter Communications Operating LLC, Term Loan
35,939	6.25%, 03/06/2014 ±☼Ψ	32,889
	DaVita, Inc.
1,654	1.79%, 10/05/2011 ±	1,608
	First Data Corp.
10,000	3.00%, 09/24/2014 ±☼	8,442
	Fleetcor Technologies Operating Co. LLC
7,834	2.56%, 04/30/2013 ±	7,247
2,517	2.58%, 04/30/2013 ±	2,328
	Gatehouse Media Operating, Inc.
17,245	2.29%, 08/05/2014 ±	4,146
5,315	2.30%, 08/05/2014 ±	1,278
	Infor Global Solutions
980	3.06%, 07/28/2012 ±	813
1,953	3.75%, 07/28/2012 ±	1,648
3,743	3.99%, 07/28/2012 ±	3,158
2,000	5.79%, 03/02/2014 ±	1,090
3,000	6.54%, 03/02/2014 ±	1,650
	Intelsat Bermuda Ltd., Term Loan A3
1,852	2.80%, 07/03/2012 ±	1,762
	Intelsat Bermuda Ltd., Term Loan B-2A
11,428	2.80%, 01/03/2014 ±☼	10,853
	Intelsat Bermuda Ltd., Term Loan B-2B
11,421	2.80%, 01/03/2014 ±☼	10,846
	Intelsat Bermuda Ltd., Term Loan B-2C
11,421	2.80%, 01/03/2014 ±☼	10,847
	Intesat Ltd.
3,404	2.80%, 07/03/2012 ±	3,246
	Kronos, Inc.
4,761	2.60%, 06/12/2014 ±	4,386
	Level 3 Communications Corp.
19,441	3.56%, 03/01/2014 ±	16,633
2,720	11.50%, 03/31/2014 ±	2,791
	Mediacom Broadband LLC
1,149	1.77%, 03/31/2010 ±	1,126
12,910	6.50%, 01/03/2016 ±☼	12,883
	Mediacom Broadband LLC, Term Loan D1
3,390	2.02%, 01/31/2015 ±	3,190
	Mediacom Broadband LLC, Term Loan D2
1,314	2.02%, 01/31/2015 ±	1,236
	Mediacom LLC
1,680	1.52%, 09/30/2012 ±	1,579
6,783	2.02%, 01/31/2015 ±	6,303
	MetroPCS Wireless, Inc.
19,987	3.04%, 11/04/2013 ±	19,103
	National Cinemedia, Inc.
9,000	2.38%, 02/13/2015 ±	8,443
	Ntelos, Inc.
12,194	2.54%, 08/24/2011 ±	12,145
	One Communications Corp.
12,424	4.59%, 06/30/2012 ±	10,871
	PAETEC Holding Corp.
2,127	2.79%, 02/28/2013 ±	2,002
	RCN Corp.
9,362	2.88%, 04/19/2014 ±	8,676
	Time Warner Telecom Holdings, Inc.
14,560	2.29%, 01/07/2013 ±	14,000
	Verint Systems, Inc.
10,318	3.54%, 05/23/2014 ±	9,003
	Virgin Media Dover LLC
6,969	4.00%, 09/03/2012 ±	6,795

		279,556

	Transportation - 2.6%
	Delta Air Lines, Inc.
15,880	2.32%, 04/25/2012 ±☼	13,982
3,990	2.80%, 04/30/2014 ◊☼	2,758
	Jacobson Cos.
3,920	2.79%, 06/19/2014 ±⌂	3,126
	Kenan Advantage Group
6,900	3.04%, 12/16/2011 ±	6,417
	Louis US Holdco, Inc.
2,474	3.29%, 11/04/2013 ±	1,881
828	4.22%, 11/04/2013 ±⌂	629
	MacQuarie Aircraft Leasing Finance S.A.
18,088	1.79%, 11/29/2013 ±⌂☼	15,375
9,816	4.29%, 11/29/2013 ±⌂	2,945
	Northwest Airlines Corp.
12,068	2.29%, 12/31/2010 ±	11,450
	United Air Lines, Inc.
12,361	2.31%, 02/01/2014 ±	6,977
	US Airways Group, Inc.
9,855	2.79%, 03/23/2014 ±	5,001

		70,541

7

The Hartford Floating Rate Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 78.8% — (continued)
	Utilities - 6.5%
	Astoria Generating Co. Acquisitions LLC
$5,695	2.05%, 02/23/2012 ±	$5,408
21,500	4.10%, 08/23/2013 ±	19,108
	Atlas Pipeline Partners L.P.
13,258	6.75%, 07/27/2014 ±☼	12,694
	BRSP LLC
8,000	7.50%, 06/23/2014 ±	7,660
	Calpine Corp.
43,771	3.48%, 03/29/2014 ±☼	40,199
	Dynegy Holdings, Inc., Letter of Credit
19,599	1.79%, 03/30/2013 ±☼	18,927
	Dynegy Holdings, Inc., Term Loan
1,382	1.79%, 03/30/2013 ±☼	1,334
	Kgen LLC
1,375	0.47%, 02/10/2014 ±	1,238
2,235	2.06%, 02/01/2014 ±	2,039
	NRG Energy, Inc.
24,213	0.50%, 02/01/2013 ±	23,081
4,559	2.01%, 02/01/2013 ±	4,346
	Reliant Energy, Inc.
9,000	0.29%, 03/31/2014 ±	8,340
	Texas Competitive Electric Holdings Co. LLC
8,000	0.35%, 10/10/2014 ◊☼	5,961
14,740	3.80%, 10/12/2014 ±	11,343
	TPF Generation Holdings LLC
8,487	2.29%, 12/15/2013 ±	8,014
6,314	4.54%, 12/21/2014 ±	5,299
	TPF Generation Holdings LLC, Letter of Credit
2,986	0.50%, 12/15/2013 ±	2,817
	TPF Generation Holdings LLC, Revolver
936	0.50%, 12/15/2011 ±	882

		178,690

	Total senior floating rate interests: non-investment grade (cost $2,400,192)	$2,173,167

COMMON STOCKS - 0.0%
	Utilities - 0.0%
4	Calpine Corp. •	$49

	Total common stocks (cost $—)	$49

WARRANTS - 0.0%
	Media - 0.0%
19	Cumulus Media, Inc. •	$12

	Total warrants (cost $—)	$12

	Total long-term investments (cost $2,851,205)	$2,621,776

SHORT-TERM INVESTMENTS - 10.1%
	Investment Pools and Funds - 6.8%
125,543	JP Morgan U.S. Government Money Market Fund	$125,543
—	State Street Bank U.S. Government Money Market Fund	—
61,059	Wells Fargo Advantage Government Money Market Fund	61,059

		186,602

	Repurchase Agreements - 3.3%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/03/2009 in the amount of $59,617, collateralized by U.S. Treasury Bond 6.25%, 2030, value of $62,009)
$59,616	0.18%, 7/31/2009	59,616
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $16,956, collateralized by U.S. Treasury Note 4.25%, 2014, value of $17,295)
16,956	0.19%, 7/31/2009	16,956
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/03/2009 in the amount of $16,211, collateralized by U.S. Treasury Bill 3.25%, 2009, value of $16,560)
16,211	0.16%, 7/31/2009	16,211

		92,783

	Total short-term investments (cost $279,385)	$279,385

Total investments (cost $3,130,590) ▲	105.2%	$2,901,161
Other assets and liabilities	(5.2)%	(143,074)

Total net assets	100.0%	$2,758,087

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.2% of total net assets at July 31, 2009.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $3,141,200 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$50,968
Unrealized Depreciation	(291,007)

Net Unrealized Depreciation	$(240,039)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at July 31, 2009, was $6,100, which represents 0.22% of total net assets.

8

The Hartford Floating Rate Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2009.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2009, was $111,409, which represents 4.04% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2009 was $210,283.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2009.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2009.

Ω	Debt security in default due to bankruptcy.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

♦	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2009.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis

04/2007	$2,600	Bayview Financial Acquisition Trust, 2.44%, 05/28/2037	$2,600
04/2006 - 05/2008	$8,440	Buckeye Check Cashing, Inc., 3.14%, 05/01/2012	8,177
03/2007 - 04/2008	$5,139	Cardinal Logistics Management, 4.05%, 09/23/2013	5,037
03/2006 - 06/2007	$11,762	Caribe Information Investment, Inc., 2.54%, 03/29/2013	11,779
03/2007	$5,718	Carl Zeiss, 2.50%, 03/14/2014	5,718
03/2007 - 08/2007	$2,500	Carl Zeiss, 4.54%, 07/24/2016	3,356
09/2006 - 07/2009	$5,351	Center for Diagnostic Imaging, 4.10%, 12/31/2010	5,178
03/2007	$1,463	F & W Publications, Inc., 4.57%, 08/05/2012	1,462
02/2006 - 11/2006	$6,950	F & W Publications, Inc., 5.21%, 08/05/2012	6,954
03/2007 - 08/2007	$4,500	F & W Publications, Inc., 6.57%, 08/05/2012	4,491
11/2007	$2,955	Generics International, Inc., 4.10%, 11/19/2014	2,926
06/2007	$3,750	Golden Nugget, Inc., 3.54%, 12/31/2014	3,750
03/2007	$16,890	Goldman Sachs Mortgage Securities Corp., 1.80%, 02/01/2012 - Reg D	16,890
04/2007	$3,910	HMSC Corp., 2.54%, 04/03/2014	3,913
06/2007	$3,920	Jacobson Cos., 2.79%, 06/19/2014	3,920
07/2007 - 09/2007	$3,500	Lincoln Industries Corp., 6.07%, 01/10/2015	3,473
12/2006	$828	Louis US Holdco, Inc., 4.22%, 11/04/2013	828
04/2007 - 01/2008	$8,539	MacAndrews Amg Holdings LLC, 6.04%, 04/17/2012	8,417
03/2007 - 05/2007	$18,088	MacQuarie Aircraft Leasing Finance S.A., 1.79%, 11/29/2013	18,088
03/2007 - 06/2009	$9,816	MacQuarie Aircraft Leasing Finance S.A., 4.29%, 11/29/2013	6,759
04/2006 - 07/2009	$9,929	National Renal Institutes, Inc., 5.30%, 03/31/2013	9,781
07/2007	$5,895	Nelson Education, 3.10%, 07/05/2014	5,880
02/2007 - 04/2007	$7,820	NEP Supershooters L.P., 2.54%, 02/13/2014	7,860
07/2007	$2,225	New World Gaming Partners Ltd., 5.50%, 03/31/2015	2,225
02/2007 - 05/2007	$4,000	Penton Media, Inc., 5.49%, 02/06/2014	4,044
02/2006 - 05/2007	$14,229	Raycom TV Broadcasting, Inc., 1.81%, 06/25/2014	14,224
03/2008 - 03/2009	$5,000	Readers Digest Association, Inc., 2.90%, 03/02/2013	5,000
10/2006 - 05/2007	$6,224	Sports Authority, Inc., 2.85%, 04/25/2013	6,224
06/2007 - 08/2007	$5,870	Town Sports International Holdings, Inc., 2.13%, 02/27/2014	5,757
06/2008 - 05/2009	$5,113	Turbo Beta Ltd., 14.50%, 03/12/2018	5,113
07/2006	$1,800	United Site Services, Inc., 4.85%, 06/29/2013	1,782
03/2007	$4,363	Wells Fargo Home Equity Trust, 2.54%, 03/25/2037	4,216

The aggregate value of these securities at July 31, 2009 was $111,597 which represents 4.05% of total net assets.

9

The Hartford Floating Rate Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$10,123	$—	$70	$10,053
Common Stocks	49	49	—	—
Corporate Bonds: Investment Grade	101,806	—	101,806	—
Corporate Bonds: Non-Investment Grade	247,254	—	247,254	—
Senior Floating Rate Interests: Investment Grade	89,365	—	89,365	—
Senior Floating Rate Interests: Non-Investment Grade	2,173,167	—	2,155,991	17,176
Warrants	12	12	—	—
Short-Term Investments	279,385	186,602	92,783	—

Total	$2,901,161	$186,663	$2,687,269	$27,229

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of	Change in		Transfers In
	October 31,	Unrealized		and/or Out of	Balance as of
	2008	Depreciation	Net Sales	Level 3	July 31, 2009

Assets:
Asset & Commercial Mortgage Backed Securities	17,375	(7,245)*	(77)	—	10,053
Corporate Bonds and Senior Floating Rate Interests	1,400	— †	—	15,776	17,176

Total	$18,775	$(7,245)	$(77)	$15,776	$27,229

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $(7,245).

†	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $(1,395).

10

The Hartford Fundamental Growth Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1%
	Capital Goods - 9.5%
21	Deere & Co.	$932
14	Flowserve Corp.	1,114
11	Fluor Corp.	597
31	Honeywell International, Inc.	1,065
6	Ingersoll-Rand plc	159
13	Precision Castparts Corp.	998

		4,865

	Consumer Durables & Apparel - 3.7%
26	Coach, Inc.	754
53	D.R. Horton, Inc.	616
10	NIKE, Inc. Class B	544

		1,914

	Consumer Services - 1.0%
9	McDonald’s Corp.	501

	Diversified Financials - 2.3%
18	Ameriprise Financial, Inc.	503
21	Bank of America Corp.	303
2	Goldman Sachs Group, Inc.	376

		1,182

	Energy - 6.1%
13	Apache Corp.	1,066
14	Atwood Oceanics, Inc. •	392
23	Noble Corp.	789
14	Petroleo Brasileiro S.A. ADR	569
7	Ultra Petroleum Corp. •	309

		3,125

	Food & Staples Retailing - 4.4%
35	CVS/Caremark Corp.	1,185
21	Wal-Mart Stores, Inc.	1,053

		2,238

	Food, Beverage & Tobacco - 1.7%
15	PepsiCo, Inc.	874

	Health Care Equipment & Services - 4.8%
13	Covidien plc	503
20	Medtronic, Inc.	694
27	UnitedHealth Group, Inc.	746
10	Wellpoint, Inc. •	521

		2,464

	Household & Personal Products - 1.7%
15	Procter & Gamble Co.	844

	Insurance - 3.6%
25	Aflac, Inc.	962
61	Assured Guaranty Ltd.	848

		1,810

	Materials - 0.9%
4	Barrick Gold Corp.	147
5	Freeport-McMoRan Copper & Gold, Inc.	295

		442

	Media - 0.9%
18	Walt Disney Co.	445

	Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
13	Abbott Laboratories	594
8	Amgen, Inc. •	473
24	AstraZeneca plc ADR	1,114
17	Celgene Corp. •	980
9	Cephalon, Inc. •	540
8	Genzyme Corp. •	410
20	Pfizer, Inc.	317
12	Teva Pharmaceutical Industries Ltd. ADR	635
3	Thermo Fisher Scientific, Inc. •	122

		5,185

	Retailing - 6.8%
18	Best Buy Co., Inc.	658
13	Kohl’s Corp. •	626
33	Lowe’s Co., Inc.	743
33	Nordstrom, Inc.	873
29	Staples, Inc.	612

		3,512

	Semiconductors & Semiconductor Equipment - 3.8%
41	Intel Corp.	797
95	Micron Technology, Inc. •	607
23	Texas Instruments, Inc.	551

		1,955

	Software & Services - 15.9%
23	Accenture Ltd. Class A	793
19	Alliance Data Systems Corp. •	984
6	eBay, Inc. •	123
2	Google, Inc. •	1,028
77	Microsoft Corp.	1,811
62	Oracle Corp.	1,372
24	VeriSign, Inc. •	493
9	Visa, Inc.	615
52	Western Union Co.	906

		8,125

	Technology Hardware & Equipment - 19.3%
8	Apple, Inc. •	1,356
72	Cisco Systems, Inc. •	1,574
69	Corning, Inc.	1,175
47	EMC Corp. •	712
46	Hewlett-Packard Co.	1,975
13	IBM Corp.	1,521
24	NetApp, Inc. •	539
21	Qualcomm, Inc.	956

		9,808

	Transportation - 1.6%
18	Norfolk Southern Corp.	791

	Total common stocks (cost $44,562)	$50,080

	Total long-term investments (cost $44,562)	$50,080

1

The Hartford Fundamental Growth Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.9%
	Repurchase Agreements - 1.9%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $26, collateralized by FNMA 4.00%, 2039, value of $27)
$26	0.20%, 7/31/2009		$26

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $509, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $519)

509	0.21%, 7/31/2009		509

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $290, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $295)

290	0.20%, 7/31/2009		290
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $167, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $171)
167	0.21%, 7/31/2009		167
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $1)
1	0.18%, 7/31/2009		1

			993

	Total short-term investments (cost $993)		$993

	Total investments (cost $45,555) ▲	100.0%	$51,073
	Other assets and liabilities	—%	9

	Total net assets	100.0%	$51,082

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.8% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $47,035 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,619
Unrealized Depreciation	(2,581)

Net Unrealized Appreciation	$4,038

•	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$50,080	$50,080	$—	$—
Short-Term Investments	993	—	993	—

Total	$51,073	$50,080	$993	$—

2

The Hartford Global Communications Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 91.2%
	Brazil - 6.9%
40	Brasil Telecom S.A. ADR	$854
27	Tele Norte Leste Participacoes S.A. ADR	411

		1,265

	France - 6.6%
48	France Telecom S.A.	1,201

	Germany - 4.5%
64	Deutsche Telekom AG	818

	Hong Kong - 1.0%
17	China Mobile Ltd.	182

	Indonesia - 4.8%
25	P.T. Telekomunikasi Indonesia ADR	876

	Israel - 6.4%
13	Cellcom Israel Ltd.	364
42	Partner Communications Co., Ltd. ADR	797

		1,161

	Italy - 4.3%
703	Telecom Italia S.p.A.	794

	Luxembourg - 9.2%
23	Millicom International Cellular S.A. •	1,677

	Russia - 8.2%
18	Mobile Telesystems OJSC ADR	772
54	Vimpel-Communications ADR	731

		1,503

	South Africa - 7.1%
79	MTN Group Ltd.	1,301

	Spain - 9.6%
23	Telefonica S.A. ADR	1,746

	Turkey - 2.3%
26	Turkcell Iletisim Hizmetleri AS ADR	416

	United States - 20.3%
11	CenturyTel, Inc.	355
22	Crown Castle International Corp. •	643
32	Leap Wireless International, Inc. •	764
19	MetroPCS Communications, Inc. •	227
46	NII Holdings, Inc. Class B •	1,063
5	Time Warner Cable, Inc.	175
50	TW Telecom, Inc. •	490

		3,717

	Total common stocks (cost $20,757)	$16,657

PREFERRED STOCKS - 3.3%
	Brazil - 3.3%
23	Telemar Norte Leste S.A.	$609

	Total preferred stocks (cost $705)	$609

WARRANTS - 4.2%
	India - 4.2%
90	Citigroup Global Certificate - Bharti Televentures ⌂•	$770

	Total warrants (cost $558)	$770

	Total long-term investments (cost $22,020)	$18,036

SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $3, collateralized by FNMA 4.00%, 2039, value of $3)
$3	0.20%, 7/31/2009	$3

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $57, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $59)

57	0.21%, 7/31/2009	57

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $33, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $33)

33	0.20%, 7/31/2009	33
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $19, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $19)
19	0.21%, 7/31/2009	19
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $—, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $—)
—	0.18%, 7/31/2009	—

		112

	Total short-term investments (cost $112)	$112

Total investments (cost $22,132) ▲	99.3%	$18,148
Other assets and liabilities	0.7%	129

Total net assets	100.0%	$18,277

1

The Hartford Global Communications Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 78.4% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $22,212 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,123
Unrealized Depreciation	(5,187)

Net Unrealized Depreciation	$(4,064)

•	Currently non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis

08/2005 - 01/2008	90	Citigroup Global Certificate - Bharti Televentures Warrants - 144A	$558

The aggregate value of these securities at July 31, 2009 was $770 which represents 4.21% of total net assets.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Diversification by Industry
as of July 31, 2009

Percentage of
Industry	Net Assets
Media	1.0%
Telecommunication Services	97.7
Short-Term Investments	0.6
Other Assets and Liabilities	0.7

Total	100.0%

Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$16,657	$12,361	$4,296	$—
Preferred Stocks	609	609	—	—
Warrants	770	770	—	—
Short-Term Investments	112	—	112	—

Total	$18,148	$13,740	$4,408	$—

2

The Hartford Global Enhanced Dividend Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
LONG POSITIONS - 136.1%
COMMON STOCKS - 136.1%
	Automobiles & Components - 2.7%
2	Honda Motor Co., Ltd. ADR ‡	$68
4	Nissan Motor Co., Ltd. ADR ‡	60
1	Toyota Motor Corp ADR ‡	54

		182

	Banks - 12.8%
1	Ameris Bancorp ‡	4
5	Banco Bilboa Vizcaya - SP ADR ‡	78
—	Banco de Chile ADR ‡	22
—	Banco Santander Chili S.A. ADR ‡	23
2	Banco Santander S.A. ADR ‡	27
—	Bank of Hawaii Corp. ‡	13
1	Bank of Montreal ‡	47
1	BB&T Corp. ‡	13
1	Canadian Imperial Bank of Commerce ‡	34
—	Cullen/Frost Bankers, Inc. ‡	5
1	First Niagara Financial Group, Inc. ‡	10
—	FirstMerit Corp. ‡	8
—	Hancock Holding Co. ‡	7
1	Hudson City Bancorp, Inc. ‡	10
—	Iberiabank Corp. ‡	5
36	Mitsubishi UFJ Financial Group, Inc. ADR ‡	222
8	Mizuho Financial Group, Inc. ADR ‡	36
2	National Bank of Greece S.A. ADR •‡	14
1	Royal Bank of Canada ‡	63
1	Sterling Bancshares, Inc. ‡	6
—	SunTrust Banks, Inc. ‡	4
1	Toronto-Dominion Bank ADR ‡	78
—	Trustmark Corp. ‡	6
3	US Bancorp ‡	54
—	Wells Fargo & Co. ‡	9
1	Westpac Banking Corp. ADR ‡	75

		873

	Basic Materials - 0.6%
2	RPM International, Inc. ‡	38

	Capital Goods - 11.8%
1	3M Co. ‡	94
1	ABB Ltd. ADR ‡	22
4	Aircastle Ltd. ‡	26
1	Boeing Co. ‡	40
1	Caterpillar, Inc. ‡	56
—	Crane Co. ‡	7
1	Eaton Corp. ‡	35
1	Emerson Electric Co. ‡	54
—	Empresa Brasileira de Aeronautica S.A. ADR ‡	8
2	General Electric Co. ‡	24
—	Honeywell International, Inc. ‡	16
1	Hubbell, Inc. Class B ‡	22
—	Illinois Tool Works, Inc. ‡	7
1	Ingersoll-Rand plc ‡	26
3	Insteel Industries, Inc. ‡	27
6	Masco Corp. ‡	82
—	Northrop Grumman Corp. ‡	17
1	Oshkosh Corp. ‡	34
1	PACCAR, Inc. ‡	37
1	Rockwell Automation, Inc. ‡	47
—	Siemens AG ADR ‡	21
1	Textron, Inc. ‡	20
7	Tomkins plc ADR ‡	77

		799

	Commercial & Professional Services - 2.1%
1	Avery Dennison Corp. ‡	23
1	Corporate Executive Board Co. ‡	22
2	Pitney Bowes, Inc. ‡	34
2	R.R. Donnelley & Sons Co. ‡	25
2	Steelcase, Inc. ‡	15
1	Waste Management, Inc. ‡	29

		148

	Consumer Durables & Apparel - 3.1%
4	Jones Apparel Group, Inc. ‡	54
3	Lennar Corp. ‡	31
—	National Presto Industries, Inc. ‡	7
1	Panasonic Corp. ‡	18
—	Polaris Industries, Inc. ‡	9
1	Sony Corp. ADR ‡	36
—	Stanley Works ‡	14
1	Tupperware Brands Corp. ‡	22
—	V.F. Corp. ‡	21

		212

	Consumer Services - 2.3%
2	McDonald’s Corp. ‡	134
1	Starwood Hotels & Resorts ‡	20

		154

	Diversified Financials - 6.2%
—	Ameriprise Financial, Inc. ‡	13
2	Apollo Investment Corp. ‡	14
2	Bank of America Corp. ‡	35
1	Bank of New York Mellon Corp. ‡	16
—	BlackRock, Inc. ‡	17
3	Compass Diversified Holdings ‡	29
—	Eaton Vance Corp. ‡	13
—	Franklin Resources, Inc. ‡	9
—	JP Morgan Chase & Co. ‡	17
2	Morgan Stanley ‡	51
2	NYSE Euronext ‡	61
2	Orix Corp. ADR ‡	72
1	Prospect Capital Corp. ‡	6
2	SEI Investments Co. ‡	29
1	Waddell and Reed Financial, Inc. Class A ‡	39

		421

	Energy - 19.7%
4	BP plc ADR ‡	217
1	Chevron Corp. ‡	69
—	CNOOC Ltd. ADR ‡	56
1	ConocoPhillips Holding Co. ‡	25
3	DHT Maritime, Inc. ‡	17
—	Diamond Offshore Drilling, Inc. ‡	35
—	EnCana Corp. ADR ‡	19
1	Enerplus Resources Fund ‡	16
1	Eni S.p.A. ADR ‡	34
1	Exxon Mobil Corp. ‡	77
—	Frontline Ltd. ‡	7
3	General Maritime Corp. ‡	27
—	Knightsbridge Tankers Ltd. ADR ‡	5

1

The Hartford Global Enhanced Dividend Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
LONG POSITIONS - 136.1% — (continued)
COMMON STOCKS - 136.1% — (continued)
	Energy - 19.7% — (continued)
2	Marathon Oil Corp. ‡	$62
1	Overseas Shipholding Group, Inc. ‡	29
1	Patterson-UTI Energy, Inc. ‡	15
2	Pengrowth Energy Trust ‡	16
—	PetroChina Co., Ltd. ADR ‡	41
6	Precision Drilling Trust ‡	31
2	Royal Dutch Shell plc ADR ‡	124
1	Sasol Ltd. ADR ‡	38
4	Ship Finance International Ltd. ‡	52
2	Spectra Energy Corp. ‡	38
2	Sunoco, Inc. ‡	51
4	Total S.A. ADR ‡	215
1	Williams Cos., Inc. ‡	19
2	WSP Holdings Ltd. ‡	14

		1,349

	Food & Staples Retailing - 1.0%
2	Supervalu, Inc. ‡	36
1	Sysco Corp. ‡	30

		66

	Food, Beverage & Tobacco - 6.4%
1	Coca-Cola Co. ‡	50
1	H.J. Heinz Co. ‡	26
1	Kraft Foods, Inc. ‡	33
1	Lorillard, Inc. ‡	46
—	PepsiCo, Inc. ‡	15
2	Philip Morris International, Inc. ‡	83
2	Reynolds American, Inc. ‡	72
3	Unilever N.V. NY Shares ADR ‡	94
1	Universal Corp. ‡	24

		443

	Health Care Equipment & Services - 2.0%
—	Becton, Dickinson & Co. ‡	21
5	Brookdale Senior Living, Inc. ‡	54
1	Computer Programs and Systems, Inc. ‡	21
—	Fresenius Medical Care AG ADR ‡	13
—	Landauer, Inc. ‡	7
—	Teleflex, Inc. ‡	17

		133

	Household & Personal Products - 0.9%
—	Clorox Co. ‡	17
1	Kimberly-Clark Corp. ‡	46

		63

	Insurance - 6.4%
—	Aflac, Inc. ‡	12
8	Allianz SE ADR ‡	78
2	Allstate Corp. ‡	40
1	Arthur J. Gallagher & Co. ‡	28
3	Axa ADR ‡	57
—	Axis Capital Holdings Ltd. ‡	9
1	Brown & Brown, Inc. ‡	17
1	Chubb Corp. ‡	32
1	Cincinnati Financial Corp. ‡	19
3	Old Republic International Corp. ‡	36
3	Prudential Financial, Inc. ‡	44
1	Sun Life Financial ‡	34
—	Travelers Cos., Inc. ‡	13
1	Unitrin, Inc. ‡	18

		437

	Materials - 6.0%
1	ArcelorMittal ADR ‡	44
1	Cemex S.A. de C.V. ADR •‡	9
1	Compass Minerals Group, Inc. ‡	36
5	Dow Chemical Co. ‡	104
1	E.I. DuPont de Nemours & Co. ‡	27
—	Lubrizol Corp. ‡	26
1	MeadWestvaco Corp. ‡	17
—	Nucor Corp. ‡	20
1	Olin Corp. ‡	17
2	Southern Copper Corp. ‡	51
1	Syngenta AG ADR ‡	30
—	Weyerhaeuser Co. ‡	11
1	Worthington Industries, Inc. ‡	19

		411

	Media - 2.6%
1	A.H. Belo Corp. Class A ‡	3
6	CBS Corp. Class B ‡	48
2	Cinemark Holdings, Inc. ‡	20
1	McGraw-Hill Cos., Inc. ‡	18
—	Meredith Corp. ‡	10
1	Sham Communications, Inc. ‡	24
2	Time Warner, Inc. ‡	52

		175

	Pharmaceuticals, Biotechnology & Life Sciences - 7.5%
5	Biovail Corp. ‡	62
4	Bristol-Myers Squibb Co. ‡	85
2	Eli Lilly & Co. ‡	74
—	Johnson & Johnson ‡	26
1	Novartis AG ADR ‡	34
9	Pfizer, Inc. ‡	136
3	Sanofi-Aventis S.A. ADR ‡	95

		512

	Real Estate - 4.5%
2	Annaly Capital Management, Inc. ‡	35
1	Anworth Mortgage Asset Corp. ‡	9
3	Apartment Investment & Management Co. ‡	28
2	Duke Realty, Inc. ‡	16
—	Entertainment Properties Trust ‡	7
—	HCP, Inc. ‡	7
—	Health Care, Inc. ‡	14
1	Hospitality Properties Trust ‡	18
5	HRPT Properties Trust ‡	24
—	Inland Real Estate Corp. ‡	3
4	Lexington Realty Trust ‡	15
2	Medical Properties Trust, Inc. ‡	14
1	MFA Mortgage Investments, Inc. ‡	9
1	Nationwide Health Properties, Inc. ‡	36
3	Northstar Realty Finance Corp. ‡	10
3	Resource Capital Corp. ‡	9
5	UDR, Inc. ‡	52

		306

	Retailing - 1.9%
1	Asbury Automotive Group ‡	15
—	Barnes & Noble, Inc. ‡	7

2

The Hartford Global Enhanced Dividend Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
LONG POSITIONS - 136.1% — (continued)
COMMON STOCKS - 136.1% — (continued)
	Retailing - 1.9% — (continued)
—	Genuine Parts Co. ‡		$16
—	Home Depot, Inc. ‡		7
—	J.C. Penney Co., Inc. ‡		9
1	Limited Brands, Inc. ‡		18
1	Macy’s, Inc. ‡		18
3	OfficeMax, Inc. ‡		31
1	Williams-Sonoma, Inc. ‡		11

			132

	Semiconductors & Semiconductor Equipment - 3.7%
1	Analog Devices, Inc. ‡		18
8	Himax Techologies, Inc. ADR ‡		30
2	Intel Corp. ‡		46
2	Intersil Corp. ‡		34
1	Linear Technology Corp. ‡		15
1	Microchip Technology, Inc. ‡		34
7	Taiwan Semiconductor Manufacturing Co., Ltd. ADR ‡		78

			255

	Software & Services - 2.9%
—	Automatic Data Processing, Inc. ‡		15
2	infoGROUP, Inc. ‡		10
1	Infosys Technologies Ltd. ADR ‡		45
2	Paychex, Inc. ‡		59
1	S.p.A. ADR ‡		41
3	United Online, Inc. ‡		25

			195

	Technology Hardware & Equipment - 5.6%
3	Canon, Inc. ADR ‡		125
1	Fujifilm Holdings Corp. ‡		20
—	Hitachi Ltd. ‡		15
2	Jabil Circuit, Inc. ‡		22
1	Molex, Inc. ‡		20
4	Nokia Corp. ‡		59
10	Seagate Technology ‡		122

			383

	Telecommunication Services - 11.8%
2	Alaska Communication Systems Holdings, Inc. ‡		15
2	AT&T, Inc. ‡		56
4	BT Group plc ADR ‡		94
3	CenturyTel, Inc. ‡		93
1	China Telecom Corp. Ltd. ADR ‡		43
2	Deutsche Telekom AG ADR ‡		24
1	France Telecom S.A. ADR ‡		31
7	Frontier Communications Corp. ‡		46
2	Hellenic Telecommunications Organization S.A. ADR ‡		18
1	Hutchison Telecom International Ltd. ADR ‡		6
1	Hutchison Telecommunications ADR •‡		3
2	Nippon Telegraph & Telephone Corp. ADR ‡		45
—	P.T. Telekomunikasi Indonesia ADR ‡		14
1	Partner Communications Co., Ltd. ADR ‡		14
1	Philippine Long Distance Telephone Co. ADR ‡		26
1	Portugal Telecom S.A. ADR ‡		13
2	SK Telecom Co., Ltd. ADR ‡		36
1	Telecom Corp. of New Zealand Ltd. ADR ‡		13
2	Telefonos de Mexico S.A. ADR Class L ‡		24
1	Telkom South Africa Ltd. ADR ‡		27
1	Verizon Communications, Inc. ‡		24
6	Vodafone Group plc ADR ‡		127
2	Windstream Corp. ‡		14

			806

	Transportation - 1.7%
2	Eagle Bulk Shipping, Inc. ‡		9
1	Genco Shipping & Trading Ltd. ‡		33
1	Grupo Aeroportuario del Pacifico SAB de CV ADR ‡		31
2	Horizon Lines, Inc. Class A ‡		9
3	Lan Airlines S.A. ADR ‡		37

			119

	Utilities - 9.9%
1	AGL Resources, Inc. ‡		33
1	Allete, Inc. ‡		24
2	Ameren Corp. ‡		38
1	American Electric Power Co., Inc. ‡		32
3	CenterPoint Energy, Inc. ‡		36
—	CIA Saneamento Basico De Estado de Sao Paulo ‡		9
1	Consolidated Edison, Inc. ‡		47
1	DTE Energy Co. ‡		34
—	National Grid plc ‡		13
4	NiSource, Inc. ‡		49
1	OGE Energy Corp. ‡		39
1	Oneok, Inc. ‡		18
2	Pepco Holdings, Inc. ‡		26
2	Pinnacle West Capital Corp. ‡		67
1	Progress Energy, Inc. ‡		48
1	SCANA Corp. ‡		31
3	Southern Co. ‡		92
2	TECO Energy, Inc. ‡		22
1	Vectren Corp. ‡		24

			682

	Total common stocks (cost $10,394)		$9,294

	Total long-term investments (cost $10,394)		$9,294

SHORT-TERM INVESTMENTS - 1.0%
	Investment Pools and Funds - 1.0%
71	State Street Bank U.S. Government Money Market Fund		$71

	Total short-term investments (cost $71)		$71

	Total long positions (cost $10,465) ▲	137.1%	$9,365
	Securities sold short (proceeds $2,469)▲	(37.4)%	(2,557)
	Other assets and liabilities	0.3%	25

	Total net assets	100.0%	$6,833

3

The Hartford Global Enhanced Dividend Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SECURITIES SOLD SHORT - 37.4%
COMMON STOCK - 37.4%
	Automobiles & Components - 0.4%
1	Dana Holding Corp.•	$5
1	Tenneco Automotive, Inc.•	19

		24

	Banks - 0.2%
1	Signature Bank•	16

	Capital Goods - 2.2%
—	Astec Industries, Inc.•	5
1	BE Aerospace, Inc.•	11
1	Colfax Corp.•	7
—	Enpro Industries, Inc.•	6
—	ESCO Technologies, Inc.•	13
1	Flow International Corp.•	2
1	Hexcel Corp.•	7
—	Kadant, Inc.•	4
2	McDermott International, Inc.•	33
—	Mitsui & Co., Ltd. ADR	10
—	Moog, Inc. Class A•	5
—	RBS Bearings, Inc.•	8
1	Spirit Aerosystems Holdings, Inc.•	6
1	Tecumseh Products Co. Class A•	6
1	Titan International, Inc.	8
—	Titan Machinery, Inc.•	6
—	TransDigm Group, Inc.•	9
1	Trimas Corp.•	5

		151

	Commercial & Professional Services - 1.3%
3	Cenveo, Inc.•	15
1	Consolidated Graphics, Inc.•	14
1	Covanta Holding Corp.•	21
1	Navigant Consulting, Inc.•	9
2	Spherion Corp.•	12
—	Stericycle, Inc.•	11
—	Waste Connections, Inc.•	5

		87

	Consumer Durables & Apparel - 1.2%
—	Coach, Inc.	11
1	Gildan Activewear, Inc.•	11
1	Hanesbrands, Inc.•	21
—	Jakks Pacific, Inc.•	6
1	Mohawk Industries, Inc.•	28
—	Universal Electronics, Inc.•	9

		86

	Consumer Services - 1.7%
2	Gaylord Entertainment Co.•	24
1	Grand Canyon Education, Inc.•	11
—	K12, Inc.•	6
2	Lakes Entertainment, Inc.•	7
1	Scientific Games Corp. Class A•	26
1	Sonic Corp.•	8
1	Starbucks Corp.•	13
1	Texas Roadhouse, Inc.•	11
—	Universal Technical Institute, Inc.•	7

		113

	Consumer Staples - 0.2%
—	Seaboard Corp.	14

	Diversified Financials - 0.2%
—	Nasdaq OMX Group, Inc.•	7
—	Riskmetrics Group, Inc.•	9

		16

	Energy - 4.7%
—	Bill Barrett Corp.•	9
—	Bristow Group, Inc.•	6
1	Bronco Drilling Co., Inc.•	5
—	Carrizo Oil & Gas, Inc.•	6
1	Continental Resources, Inc.•	29
1	CVR Energy, Inc.•	13
3	Exco Resources, Inc.•	38
1	Forest Oil Corp.•	20
—	Goodrich Petroleum Corp.•	8
4	Hercules Offshore, Inc.•	20
1	Hess Corp.	28
—	Newfield Exploration Co.•	12
4	Parker Drilling Co.•	19
1	Petrohawk Energy Corp.•	28
2	Sandridge Energy, Inc.•	16
1	Suncor Energy, Inc.	37
1	TETRA Technologies, Inc.•	8
—	Ultra Petroleum Corp.•	20

		322

	Food & Staples Retailing - 0.5%
1	United Natural Foods, Inc.•	37

	Food, Beverage & Tobacco - 1.8%
1	Chiquita Brands International, Inc.•	13
1	Dr Pepper Snapple Group•	36
1	Hain Celestial Group, Inc.•	19
—	Hansen National Corp.•	8
2	Omega Protein Corp.•	7
2	Smithfield Foods, Inc.•	33

		116

	Health Care Equipment & Services - 0.6%
1	Boston Scientific Corp.•	11
1	Emeritus Corp.•	16
—	Hologic, Inc.•	7
—	NuVasive, Inc.•	7

		41

	Insurance - 0.2%
—	Argo Group International Holdings Ltd.•	6
3	Conseco, Inc.•	8

		14

	Materials - 1.8%
—	Agnico Eagle Mines Ltd.	13
1	Buckeye Technologies, Inc.•	9
—	Haynes International, Inc.•	11
2	Headwaters, Inc.•	6
1	Intrepid Potash, Inc.•	30
1	Rockwood Holdings, Inc.•	10
1	RTI International Metals, Inc.•	16
16	Smurfit-Stone Container Corp.•	2
2	Sterlite Industries Ltd.	29

		126

	Media - 1.3%
2	CTC Media, Inc.•	25

4

The Hartford Global Enhanced Dividend Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SECURITIES SOLD SHORT - 37.4% — (continued)
COMMON STOCK - 37.4% — (continued)
	Media - 1.3% — (continued)
1	DISH Network Corp.•		$19
2	Liberty Media Corp. — Capital•		30
1	Liberty Media Corp. — Entertainment•		14
—	Scholastic Corp.		2

			90

	Pharmaceuticals, Biotechnology & Life Sciences - 2.6%
1	Auxilium Pharmaceuticals, Inc.•		28
2	Caraco Pharmaceutical Laboratories Ltd.•		5
3	Cypress Bioscience•		24
5	DURECT Corp.•		11
5	Elan Corp. plc ADR•		38
1	Noven Pharmaceuticals, Inc.•		19
1	Questcor Pharmaceuticals•		4
2	Salix Pharmaceuticals Ltd.•		22
3	SuperGen, Inc.•		9
1	Xenoport, Inc.•		18

			178

	Real Estate - 0.2%
1	Douglas Emmett, Inc.		15

	Retailing - 1.8%
1	AnnTaylor Stores Corp.•		10
1	Audiovox Corp. Class A•		7
—	Bed Bath & Beyond, Inc.•		16
2	Chico’s FAS, Inc.•		27
1	Collective Brands, Inc.•		8
1	Dress Barn, Inc.•		12
1	Liberty Media — Interactive A•		7
1	LKQ Corp.•		11
—	O’Reilly Automotive, Inc.•		14
2	Sally Beauty Co., Inc.•		11

			123

	Semiconductors & Semiconductor Equipment - 1.8%
—	Atheros Communications, Inc.•		10
6	Atmel Corp.•		24
1	Diodes, Inc.•		19
3	LSI Corp.•		18
3	Micron Technology, Inc.•		22
1	Microsemi Corp.•		12
—	Rambus, Inc.•		7
—	Silicon Laboratories, Inc.•		11

			123

	Services - 0.1%
1	Live Nation, Inc.•		7

	Software & Services - 2.9%
—	Affiliated Computer Services, Inc. Class A•		22
1	Ariba, Inc.•		9
1	Computer Sciences Corp.•		43
—	IAC/Interactive Corp.•		7
2	Internet Capital•		16
2	Liquidity Services, Inc.•		24
5	LivePerson, Inc.•		18
1	Red Hat, Inc.•		16
1	Valueclick, Inc.•		11
3	VeriFone Holdings, Inc.•		29

			195

	Technology Hardware & Equipment - 2.9%
—	Agilent Technologies, Inc.•		7
1	Cogent, Inc.•		7
2	Cogo Group, Inc.•		11
—	Coherent, Inc.•		5
—	Hughes Communications Inc.•		11
1	Intermec, Inc.•		18
1	Juniper Networks, Inc.•		18
1	Polycom, Inc.•		34
—	Research In Motion Ltd.•		19
1	SanDisk Corp.•		18
13	Sanmina-Sci Corp.•		8
4	Sycamore Networks, Inc.•		15
1	Trimble Navigation Ltd.•		18
—	ViaSat, Inc.•		8

			197

	Telecommunication Services - 3.4%
11	Cincinnati Bell, Inc.•		33
1	Crown Castle International Corp.•		33
1	iPCS, Inc.•		24
—	Leap Wireless International, Inc.•		7
10	Level 3 Communications Corp.•		12
1	NII Holdings, Inc. Class B•		24
1	SBA Communications Corp.•		16
5	Sprint Nextel Corp.•		21
3	Telmex Internacional		36
1	US Cellular Corp.•		25

			231

	Transportation - 0.4%
—	American Commercial Lines, Inc.•		6
1	Atlas Air Worldwide Holdings, Inc.•		16
—	Kirby Corp.•		9

			31

	Utilities - 3.0%
1	Allegheny Energy, Inc.		13
—	CH Energy Group		7
9	Dynegy Holdings, Inc.•		19
1	El Paso Electric Co.•		19
—	EQT Corp.		12
1	MDU Resources Group, Inc.		26
—	Northwest Natural Gas Co.		19
1	PG&E Corp.		23
4	RRI Energy, Inc.•		21
—	South Jersey Industries, Inc.		12
1	Wisconsin Energy Corp.		33

			204

	Total common stock (proceeds $2,469)		$2,557

	Total securities sold short (proceeds $2,469)	37.4%	$2,557

5

The Hartford Global Enhanced Dividend Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long position investments in foreign securities represents 53.1% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $7,894 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$887
Unrealized Depreciation	(1,973)

Net Unrealized Depreciation	$(1,086)

•	Currently not paying a dividend.

‡	All or a portion of this security is held in a segregated account to cover the Fund’s short position.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Diversification by Country — Securities Sold Short
as of July 31, 2009

Percentage of
Country	Net Assets
Canada	1.1%
India	0.4
Ireland	0.5
Japan	0.1
Mexico	0.5
United States	34.8

Total	37.4%

Diversification by Country — Long Positions
as of July 31, 2009

Percentage of
Country	Net Assets
Australia	1.1%
Brazil	0.1
Canada	6.3
Chile	1.1
China	1.2
Finland	0.9
France	5.8
Germany	2.5
Greece	0.5
Hong Kong	0.9
India	0.7
Indonesia	0.2
Israel	0.2
Italy	0.5
Japan	11.4
Luxembourg	0.6
Mexico	0.9
Netherlands	1.3
New Zealand	0.2
Norway	0.1
Philippines	0.4
Portugal	0.2
South Africa	1.0
South Korea	0.5
Spain	1.6
Switzerland	1.2
Taiwan	1.5
United Kingdom	10.2
United States	83.0
Short-Term Investments	1.0

Total Long Positions	137.1
Short Positions	(37.4)
Other Assets and Liabilities	0.3

Total	100.0%

Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$9,294	$9,294	$—	$—
Short-Term Investments	71	71	—	—

Total	$9,365	$9,365	$—	$—

Liabilities:
Securities Sold Short — Common Stock	$2,557	$2,557	$—	$—

Total	$2,557	$2,557	$—	$—

6

The Hartford Global Equity Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.2%
	Automobiles & Components - 1.8%
—	Daimler AG	$21
7	Ford Motor Co. •	59
5	Honda Motor Co., Ltd.	158
—	Johnson Controls, Inc.	10
1	Michelin (C.G.D.E.) Class B	73
1	Peugeot S.A.	34

		355

	Banks - 8.9%
8	Banco do Estado do Rio Grande do Sul S.A.	37
1	Banco Latinoamericano de Exportaciones S.A. ADR Class E	14
5	Banco Santander Central Hispano S.A.	66
24	Bangkok Bank plc	80
4	Bank of Nova Scotia	173
—	BNP Paribas	20
13	Citizens Republic Bancorp, Inc. •	7
2	Comerica, Inc.	55
62	Dah Sing Banking Group Ltd.	71
10	DBS Group Holdings Ltd.	97
17	DNB Nor ASA	147
—	Gronlandsbanken	26
—	HDFC Bank Ltd. ADR	34
7	HSBC Holding plc	70
13	Intesa Sanpaolo	49
7	Itau Unibanco Banco Multiplo S.A. ADR	125
3	Nordea Bank AB	26
3	Oversea-Chinese Banking Corp., Ltd.	17
—	PNC Financial Services Group, Inc.	7
13	Popular, Inc.	17
—	Ringkjoebing Landbobank	21
1	Societe Generale Class A	56
4	Sparebanken Midt-Norge	24
7	Standard Chartered plc	169
2	Toronto-Dominion Bank	88
2	Toronto-Dominion Bank ADR	97
2	Webster Financial Corp.	22
4	Wells Fargo & Co.	105

		1,720

	Capital Goods - 4.8%
—	AMETEK, Inc.	10
—	Assa Abloy Ab	6
8	BAE Systems plc	39
1	BE Aerospace, Inc. •	21
—	Carlisle Cos., Inc.	4
5	China Railway Construction Corp.	7
17	China State Construction International Holdings Ltd.	9
1	Danaher Corp.	38
—	Deere & Co.	11
—	Dover Corp.	5
1	Finmeccanica S.p.A.	8
—	Flowserve Corp.	3
—	Fluor Corp.	5
—	General Dynamics Corp.	8
12	General Electric Co.	160
8	Hino Motors Ltd.	28
1	Hochtief AG	32
1	Illinois Tool Works, Inc.	42
1	Ingersoll-Rand plc	21
1	Lockheed Martin Corp.	59
1	Parker-Hannifin Corp.	28
1	Pentair, Inc.	32
—	Precision Castparts Corp.	20
—	Raytheon Co.	23
1	Rockwell Automation, Inc.	21
6	Rolls-Royce Group plc	41
1	Siemens AG	87
—	Smc Corp.	3
2	Spirit Aerosystems Holdings, Inc. •	25
1	Teledyne Technologies, Inc. •	23
1	United Technologies Corp.	67
—	Vinci S.A.	23
2	Volvo Ab Class B	16

		925

	Consumer Durables & Apparel - 1.2%
41	Anta Sports Products Ltd.	61
58	China Dongxiang Group Co.	44
2	Fortune Brands, Inc.	68
—	Goldcrest Co., Ltd.	1
1	MRV Engenharia e Participacoes S.A.	24
16	Peace Mark Holdings Ltd. ⌂†	—
8	Ports Design Ltd.	21
—	Rossi Residencial S.A.	1
10	Xtep International Holdings Ltd.	5

		225

	Consumer Services - 0.8%
—	Accor S.A.	13
1	Apollo Group, Inc. Class A •	44
1	Bally Technologies, Inc. •	24
72	Galaxy Entertainment Group Ltd. •	22
—	Home Inns & Hotels Management, Inc. •	1
—	Megastudy Co., Ltd.	20
70	NagaCorp Ltd.	9
—	Penn National Gaming, Inc. •	13
1	Sonic Corp. •	10
—	Strayer Education, Inc.	2
—	WMS Industries, Inc. •	9

		167

	Diversified Financials - 4.0%
3	Ameriprise Financial, Inc.	73
8	Bank of America Corp.	124
5	BM & F Bovespa S.A.	29
2	Deutsche Boerse AG	120
10	Fortis	40
1	Goldman Sachs Group, Inc.	135
1	Invesco Ltd.	16
2	Julius Baer Holding Ltd.	98
3	Nasdaq OMX Group, Inc. •	67
3	UBS AG	38
5	Uranium Participation Corp. •	32

		772

	Energy - 11.8%
—	Anadarko Petroleum Corp.	19
1	Baker Hughes, Inc.	44
9	BG Group plc	147
11	BP plc	90

1

The Hartford Global Equity Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.2% — (continued)
	Energy - 11.8% — (continued)
2	BP plc ADR	$105
1	Cabot Oil & Gas Corp.	23
2	Canadian Natural Resources Ltd. ADR	134
1	Canadian Oil SandsTrust	22
1	Chesapeake Energy Corp.	14
1	Chevron Corp.	48
40	China Shenhua Energy Co., Ltd.	165
1	ConocoPhillips Holding Co.	30
1	Consol Energy, Inc.	18
2	Devon Energy Corp.	103
—	Enbridge Energy Management •	18
1	EnCana Corp. ADR	36
—	Eni S.p.A. ADR	21
1	EOG Resources, Inc.	102
2	Exxon Mobil Corp.	167
2	Halliburton Co.	39
—	Hess Corp.	24
—	Husky Energy, Inc.	14
6	Lundin Petroleum Ab •	56
1	Marathon Oil Corp.	23
—	Newfield Exploration Co. •	9
1	Noble Energy, Inc.	64
6	OAO Gazprom Class S ADR	133
1	Occidental Petroleum Corp.	57
2	OMV AG	88
—	Overseas Shipholding Group, Inc.	14
—	Peabody Energy Corp.	13
1	Petro-Canada	21
1	PetroChina Co., Ltd. ADR	94
1	Petroleo Brasileiro S.A. ADR	43
—	Reliance Industries Ltd. •	4
—	Reliance Industries Ltd. GDR ▪•	19
—	Royal Dutch Shell plc ADR	14
1	Schlumberger Ltd.	53
1	Suncor Energy, Inc.	38
—	Teekay Tankers Ltd.	4
1	Total S.A. ADR	31
—	Transocean, Inc. •	14
1	Tsakos Energy Navigation Ltd.	9
—	Ultra Petroleum Corp. •	11
1	Valero Energy Corp.	17
2	Weatherford International Ltd. •	42
—	Whiting Petroleum Corp. •	9
—	Williams Cos., Inc.	7
—	XTO Energy, Inc.	8

		2,278

	Food & Staples Retailing - 0.2%
1	Walgreen Co.	17
1	Woolworths Ltd.	14

		31

	Food, Beverage & Tobacco - 6.1%
3	Altria Group, Inc.	47
—	BRF Brasil Foods S.A. ADR •	8
5	British American Tobacco plc	162
1	Carlsberg A/S Class B	92
1	Cental Euro Distribution Corp. •	21
1	Coca-Cola Enterprises, Inc.	23
1	Coca-Cola Hellenic Bottling	22
—	Coca-Cola Icecek	3
3	Cosan Ltd. •	23
3	Cott Corp. •	15
45	Golden Agri Resources Ltd.	13
—	Groupe Danone	20
2	Heineken N.V.	60
—	Hormel Foods Corp.	13
4	Imperial Tobacco Group plc	120
1	Kellogg Co.	48
—	Lorillard, Inc.	35
9	Marine Harvest •	6
6	Nestle S.A.	227
2	Philip Morris International, Inc.	95
13	Premier Foods plc	8
1	Ralcorp Holdings, Inc. •	57
1	Swedish Match Ab	11
1	Unilever N.V. CVA	37
—	Wimm-Bill-Dann Foods •	23

		1,189

	Health Care Equipment & Services - 3.8%
1	Aetna, Inc.	17
1	Amerisource Bergen Corp.	18
1	Baxter International, Inc.	60
—	Beckman Coulter, Inc.	30
2	Cardinal Health, Inc.	53
—	Coventry Health Care, Inc. •	11
3	Covidien plc	111
—	Eclipsys Corp. •	4
1	Health Net, Inc. •	10
1	Hospira, Inc. •	29
2	McKesson Corp.	95
3	Medtronic, Inc.	102
1	St. Jude Medical, Inc. •	28
—	Synthes, Inc.	38
4	UnitedHealth Group, Inc.	101
1	Wellpoint, Inc. •	29

		736

	Household & Personal Products - 0.6%
7	Dabur India Ltd.	21
4	Hengan International Group Co., Ltd.	23
—	Herbalife Ltd.	9
2	Hypermarcas S.A. •	24
7	Marico Ltd.	12
—	Oriflame Cosmetics S.A. ADR	15
—	Reckitt Benckiser Group plc	13

		117

	Insurance - 2.4%
3	ACE Ltd.	141
1	Allstate Corp.	18
1	Everest Re Group Ltd.	40
2	Hilltop Holdings, Inc. •	27
1	Marsh & McLennan Cos., Inc.	29
1	Paris RE Holdings Ltd.	28
1	Platinum Underwriters Holdings Ltd.	30
1	Prudential Financial, Inc.	22
—	Transatlantic Holdings, Inc.	14
4	Unum Group	78

2

The Hartford Global Equity Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.2% — (continued)
	Insurance - 2.4% — (continued)
—	Zurich Financial Services AG	$32

		459

	Materials - 8.3%
—	Agnico Eagle Mines Ltd.	18
—	Agrium, Inc.	8
—	Air Products and Chemicals, Inc.	19
—	Anglo American Platinum Co., Ltd.	17
1	Anglo American plc	28
4	Aquarius Platinum Ltd.	18
3	Asahi Kasei Corp.	14
1	Barrick Gold Corp.	36
2	BASF SE	85
1	BHP Billiton Ltd. ADR	53
1	BHP Billiton plc	27
1	Celanese Corp.	21
2	CRH plc	40
1	Croda International plc	10
1	Cytec Industries, Inc.	36
1	FMC Corp.	41
—	Freeport-McMoRan Copper & Gold, Inc.	12
79	Huabao International Holdings Ltd.	82
—	Martin Marietta Materials, Inc.	22
—	Monsanto Co.	12
2	Mosaic Co.	81
1	Newmont Mining Corp.	24
—	Potash Corp. of Saskatchewan, Inc.	46
1	Potash Corp. of Saskatchewan, Inc. ADR	79
—	Praxair, Inc.	28
5	Rexam plc	19
2	Rexam plc — Rights	3
5	Rhodia S.A.	57
1	Rio Tinto Ltd.	36
3	Rio Tinto plc	110
1	Shin-Etsu Chemical Co., Ltd.	80
7	Showa Denko K.K.	14
6	Solutia, Inc. •	55
3	Teck Cominco Ltd. Class B	87
4	Vale S.A. — SP ADR	85
3	Vedanta Resources plc	88
8	Xstrata plc	106

		1,597

	Media - 1.1%
1	Comcast Corp. Class A	19
—	DirecTV Group, Inc. •	6
—	Discovery Communications, Inc. •	5
—	DreamWorks Animation SKG, Inc. •	13
—	Marvel Entertainment, Inc. •	2
1	McGraw-Hill Cos., Inc.	30
2	Reed Elsevier Capital, Inc.	16
—	Scripps Networks Interactive Class A	2
1	SES Global S.A.	27
—	Time Warner Cable, Inc.	11
1	Time Warner, Inc.	20
—	Viacom, Inc. Class B •	2
1	Vivendi S.A.	19
1	Walt Disney Co.	20
2	WPP plc	13

		205

	Pharmaceuticals, Biotechnology & Life Sciences - 10.5%
—	Abbott Laboratories	19
1	Amgen, Inc. •	80
2	Amylin Pharmaceuticals, Inc. •	27
—	Astellas Pharma, Inc.	19
1	AstraZeneca plc	51
1	AstraZeneca plc ADR	62
1	Cephalon, Inc. •	30
5	Daiichi Sankyo Co., Ltd.	81
4	Eisai Co., Ltd.	139
8	Elan Corp. plc ADR •	64
4	Eli Lilly & Co.	129
2	Forest Laboratories, Inc. •	51
1	Genzyme Corp. •	30
1	Gilead Sciences, Inc. •	51
—	H. Lundbeck A/S	9
—	Ipsen	14
1	Johnson & Johnson	80
1	King Pharmaceuticals, Inc. •	8
1	Laboratorios Almiral S.A.	7
1	Medicines Co. •	9
7	Merck & Co., Inc.	223
—	OSI Pharmaceuticals, Inc. •	13
1	PAREXEL International Corp. •	9
17	Pfizer, Inc.	271
1	Regeneron Pharmaceuticals, Inc. •	20
1	Roche Holding AG	81
1	Sanofi-Aventis S.A.	47
1	Sanofi-Aventis S.A. ADR	39
3	Shionogi & Co., Ltd.	71
3	Teva Pharmaceutical Industries Ltd. ADR	181
—	Thermo Fisher Scientific, Inc. •	22
1	UCB S.A.	44
1	Vertex Pharmaceuticals, Inc. •	22
1	Watson Pharmaceuticals, Inc. •	18

		2,021

	Real Estate - 1.7%
—	AMB Property Corp.	9
—	Annaly Capital Management, Inc.	4
—	Boston Properties, Inc.	3
1	BR Malls Participacoes S.A. •	14
8	Brasil Brokers Participacoes	21
1	Brookfield Asset Management, Inc.	13
1	China Overseas Land & Investment Ltd.	2
2	China Resources Land Ltd.	4
—	Cyrela Commercial Properties S.A. EmpreendimentoseParticicpacoes	1
6	DB Rreef Trust	4
2	Diamondrock Hospitality	13
—	Douglas Emmett, Inc.	4
—	Equity Residential Properties Trust	4
5	Forest City Enterprises, Inc. Class A	35
1	Host Hotels & Resorts, Inc.	7
1	Kimco Realty Corp.	9
—	Liberty International plc	1
2	Link Reit	5
—	MFA Mortgage Investments, Inc.	2
3	Mitsubishi Estate Co., Ltd.	51
—	Multiplan Empreendimentos Imobiliarios S.A.	1

3

The Hartford Global Equity Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.2% — (continued)
	Real Estate - 1.7% — (continued)
—	Regency Centers Corp.	$8
—	RioCan Real Estate Investment Trust	5
—	Segro plc	2
2	Sino-Ocean Land Holdings Ltd.	2
1	Sun Hung Kai Properties Ltd.	12
—	Unibail-Rodamco SE	56
1	Vornado Realty Trust	26
—	Westfield Group	4
1	Wharf Holdings Ltd.	3

		325

	Retailing - 4.9%
1	361 Degrees International Ltd. •	—
—	Advance Automotive Parts, Inc.	13
1	Amazon.com, Inc. •	69
2	American Eagle Outfitters, Inc.	26
—	AutoZone, Inc. •	42
1	B2W Companhia Global do Varejo	16
2	Best Buy Co., Inc.	90
4	Blockbuster, Inc. Class A •	3
2	Esprit Holdings Ltd.	13
6	Gap, Inc.	95
19	Golden Eagle Retail Group Ltd.	25
1	Home Depot, Inc.	19
15	Kingfisher plc	54
1	Kohl’s Corp. •	32
—	Lotte Shopping Co. •	65
3	Macy’s, Inc.	38
13	Marks & Spencer Group plc	72
—	Next plc	9
23	Parkson Retail Group Ltd.	37
1	Pinault-Printemps-Redoute S.A.	71
1	Ross Stores, Inc.	24
—	Sherwin-Williams Co.	25
3	Staples, Inc.	54
1	Target Corp.	30
1	TJX Cos., Inc.	21

		943

	Semiconductors & Semiconductor Equipment - 0.6%
4	ASM Pacific Technology	24
1	Atheros Communications, Inc. •	14
—	Lam Research Corp. •	9
1	Maxim Integrated Products, Inc.	22
1	MediaTek, Inc.	14
1	ON Semiconductor Corp. •	7
—	Samsung Electronics Co., Ltd.	12
—	Taiwan Semiconductor Manufacturing Co., Ltd.	—
1	Texas Instruments, Inc.	14

		116

	Software & Services - 5.6%
2	Accenture Ltd. Class A	85
—	Adobe Systems, Inc. •	12
1	Alliance Data Systems Corp. •	33
—	Autodesk, Inc. •	8
1	Automatic Data Processing, Inc.	55
—	Baidu, Inc. ADR •	66
—	BMC Software, Inc. •	15
—	Cia Brasileira de Meios de Pagamentos •	3
—	DST Systems, Inc. •	6
2	Electronic Arts, Inc. •	33
—	Equinix, Inc. •	10
—	Google, Inc. •	99
—	McAfee, Inc. •	8
7	Microsoft Corp.	154
1	Netease.com, Inc. •	22
—	Nintendo Co., Ltd.	3
7	Oracle Corp.	150
1	Red Hat, Inc. •	20
—	SAP AG	8
—	Shanda Interactive Entertainment Ltd. ADR •	11
—	Sohu.com, Inc. •	26
3	Tencent Holdings Ltd.	39
1	THQ, Inc. •	3
—	TiVo, Inc. •	5
1	Visa, Inc.	44
7	Western Union Co.	115
3	Yahoo!, Inc. •	47

		1,080

	Technology Hardware & Equipment - 4.7%
3	Acer, Inc.	5
1	Apple, Inc. •	224
2	Cisco Systems, Inc. •	45
1	Delta Electronics, Inc.	3
—	Delta Electronics, Inc. GDR	5
1	EMC Corp. •	18
4	Hewlett-Packard Co.	181
2	Hon Hai Precision Industry Co., Ltd. GDR §	16
—	IBM Corp.	27
7	Motorola, Inc.	51
3	NetApp, Inc. •	64
2	Qualcomm, Inc.	91
1	Research In Motion Ltd. •	73
5	Seagate Technology	57
—	Teradata Corp. •	6
2	Western Digital Corp. •	53
—	Yaskawa Electric Corp.	2

		921

	Telecommunication Services - 4.4%
1	Brasil Telecom S.A. ADR	28
—	Cellcom Israel Ltd.	12
—	CenturyTel, Inc.	12
1	China Mobile Ltd.	10
1	Crown Castle International Corp. •	21
2	Deutsche Telekom AG	27
2	France Telecom S.A.	40
1	Leap Wireless International, Inc. •	33
1	MetroPCS Communications, Inc. •	8
1	Millicom International Cellular S.A. •	85
2	Mobile Telesystems OJSC ADR	103
5	MTN Group Ltd.	77
2	NII Holdings, Inc. Class B •	35
1	P.T. Telekomunikasi Indonesia ADR	29
1	Partner Communications Co., Ltd. ADR	27
1	Tele Norte Leste Participacoes S.A. ADR	14
77	Telecom Italia S.p.A.	87
1	Telefonica S.A.	33

4

The Hartford Global Equity Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.2% — (continued)
	Telecommunication Services - 4.4% — (continued)
1	Telefonica S.A. ADR	$58
4	Turkcell Iletisim Hizmetleri AS ADR	67
2	TW Telecom, Inc. •	16
2	Vimpel-Communications ADR	24

		846

	Transportation - 2.8%
2	Abertis Infraestructuras S.A.	43
4	China Merchants Holdings International Co., Ltd.	14
—	Con-way, Inc.	13
11	Covenant Transport •	52
—	Diana Shipping, Inc.	5
1	Eagle Bulk Shipping, Inc.	5
—	East Japan Railway Co.	6
1	easyJet plc •	6
1	FedEx Corp.	73
1	Forward Air Corp.	25
1	Genesee & Wyoming, Inc. Class A •	15
2	Hub Group, Inc. •	37
4	J.B. Hunt Transport Services, Inc.	102
—	Japan Airport Terminal	3
9	Jiangsu Express Co., Ltd.	8
1	Kuehne & Nagel International AG	53
1	MTR Corp., Ltd.	2
1	Omega Navigation Ent w/ Rights	5
7	PLUS Expressways Berhad	7
1	Ryanair Holdings plc ADR •	17
—	Sumitomo Warehouse	1
1	TNT N.V.	21
—	United Parcel Service, Inc. Class B	11

		524

	Utilities - 4.2%
—	American Electric Power Co., Inc.	15
1	CIA Saneamento Minas Gerais	11
—	CMS Energy Corp.	4
7	Companhia Energetica de Minas Gerais ADR	97
3	E.On AG	126
—	Electricite de France	8
3	Enel S.p.A.	14
1	EQT Corp.	23
2	Exelon Corp.	113
1	FirstEnergy Corp.	28
—	FPL Group, Inc.	7
1	Gaz de France	46
2	International Power plc	7
1	N.V. Energy, Inc.	13
3	National Grid plc	25
1	Northeast Utilities	32
—	PG&E Corp.	19
—	Pinnacle West Capital Corp.	12
1	Questar Corp.	18
1	Red Electrica Corporacion S.A.	36
—	Severn Trent plc	6
3	Snam Rete Gas S.p.A.	14
—	Southern Co.	10
13	Tenaga Nasional Bhd	31
7	Tokyo Gas Co., Ltd.	27
1	Tractebel Energia S.A.	13
1	UniSource Energy Corp.	23
—	Wisconsin Energy Corp.	11
1	Xcel Energy, Inc.	21
16	YTL Power International Berhad	10

		820

	Total common stocks (cost $17,491)	$18,372

PREFERRED STOCKS - 0.3%
	Banks - 0.2%
2	Banco Itau Holding	$44

	Telecommunication Services - 0.1%
1	Telemar Norte Leste S.A.	20

	Total preferred stocks (cost $71)	$64

WARRANTS - 0.1%
	Food, Beverage & Tobacco - 0.0%
3	Golden Agri-Resources Ltd. •	$—

	Telecommunication Services - 0.1%
1	Citigroup Global Certificate — Bharti Televentures ⌂•	13
2	JP Morgan International Derivative — Bharti Airtel Ltd. ⌂•	13

		26

	Total warrants (cost $25)	$26

EXCHANGE TRADED FUNDS - 1.0%
	Other Investment Pools and Funds - 1.0%
—	Industrial Select Sector SPDR Fund	$9
—	iShares Goldman Sachs Tech I Index Fund	12
3	iShares MSCI EAFE Index Fund	$171

	Total exchange traded funds (cost $177)	$192

	Total long-term investments (cost $17,764)	$18,654

SHORT-TERM INVESTMENTS - 2.8%
	Repurchase Agreements - 2.8%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $14, collateralized by FNMA 4.00%, 2039, value of $14)
$14	0.20%, 7/31/2009	$14

5

The Hartford Global Equity Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.8% — (continued)
	Repurchase Agreements - 2.8% — (continued)

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $272, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $278)

$272	0.21%, 7/31/2009		$272

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $155, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $158)

155	0.20%, 7/31/2009		155
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $90, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $91)
90	0.21%, 7/31/2009		90
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $–, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $–)
—	0.18%, 7/31/2009		—

			531

	Total short-term investments (cost $531)		$531

	Total investments (cost $18,295) ▲	99.4%	$19,185
	Other assets and liabilities	0.6%	119

	Total net assets	100.0%	$19,304

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 49.2% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $18,500 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,309
Unrealized Depreciation	(1,624)

Net Unrealized Appreciation	$685

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at July 31, 2009, was $—, which represents —% of total net assets. This calculation excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2009, was $19, which represents 0.10% of total net assets.

§	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2009, the market value of these securities amounted to $16 or 0.08% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
02/2008 - 01/2009	1	Citigroup Global Certificate - Bharti Televentures Warrants - 144A	$14
01/2009 - 07/2009	2	JP Morgan International Derivative - Bharti Airtel Ltd. Warrants - 144A	11
02/2008 - 05/2008	16	Peace Mark Holdings Ltd.	17
     The aggregate value of these securities at July 31, 2009 was $26 which represents 0.13% of total net assets.
Futures Contracts Outstanding at July 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P 500 Mini	2	Long	Sep 2009	$6

*	The number of contracts does not omit 000’s.
Cash of $9 was pledged as initial margin deposit for open futures contracts at July 31, 2009.

6

The Hartford Global Equity Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
Forward Foreign Currency Contracts Outstanding at July 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Australian Dollar (Sell)	$6	$6	08/04/09	$—
British Pound (Buy)	2	2	08/03/09	—
British Pound (Buy)	2	2	08/04/09	—
Euro (Buy)	1	1	08/03/09	—
Euro (Sell)	8	8	08/05/09	—
Hong Kong Dollar (Sell)	3	3	08/03/09	—
Japanese Yen (Buy)	1	1	08/03/09	—

				$—

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Diversification by Country
as of July 31, 2009

Percentage of
Country	Net Assets
Australia	0.7%
Austria	0.5
Belgium	0.4
Brazil	3.4
Canada	5.5
China	2.5
Denmark	0.8
France	3.6
Germany	2.6
Greece	0.2
Hong Kong	2.0
India	0.6
Indonesia	0.1
Ireland	0.6
Israel	1.1
Italy	1.1
Japan	3.5
Korea (republic of)	0.3
Luxembourg	0.5
Malaysia	0.2
Mauritius	0.1
Netherlands	0.6
Norway	0.9
Panama	0.1
Russia	1.4
Singapore	0.6
South Africa	0.5
South Korea	0.1
Spain	1.2
Sweden	0.7
Switzerland	3.1
Taiwan	0.2
Thailand	0.4
Turkey	0.4
Turkmenista	0.0
United Kingdom	8.7
United States	47.4
Short-Term Investments	2.8
Other Assets and Liabilities	0.6

Total	100.0%

7

The Hartford Global Equity Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$18,372	$12,038	$6,334	$—
Exchange Traded Funds	192	192	—	—
Preferred Stocks	64	64	—	—
Warrants	26	26	—	—
Short-Term Investments	531	—	531	—

Total	$19,185	$12,320	$6,865	$—

Other Financial Instruments *	$6	$6	$—	$—

Liabilities:
Other Financial Instruments *	$—	$—	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of		Change in
	October 31,	Realized Gain	Unrealized		Balance as of
	2008	(Loss)	Appreciation	Net Sales	July 31, 2009
Assets:
Common Stock	$—	$(1)	$2 *	$(1)	$—

Total	$—	$(1)	$2	$(1)	$—

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $—.

8

The Hartford Global Financial Services Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.2%
	Brazil - 5.6%
96	Banco do Estado do Rio Grande do Sul S.A.	$446
4	Cia Brasileira de Meios de Pagamentos •	38
33	Itau Unibanco Banco Multiplo S.A. ADR	586

		1,070

	Canada - 12.2%
27	Bank of Nova Scotia	1,158
3	Gluskin Sheff Associates, Inc.	42
20	Toronto-Dominion Bank ADR	1,154

		2,354

	Denmark - 2.2%
4	Gronlandsbanken	310
1	Ringkjoebing Landbobank	104

		414

	France - 2.4%
3	BNP Paribas	226
3	Societe Generale Class A	224

		450

	Germany - 5.0%
12	Deutsche Boerse AG	956

	Hong Kong - 4.3%
710	Dah Sing Banking Group Ltd.	815

	Norway - 7.2%
125	DNB Nor ASA	1,089
44	Sparebanken Midt-Norge	288

		1,377

	Panama - 0.9%
13	Banco Latinoamericano de Exportaciones S.A. ADR Class E	169

	Singapore - 4.9%
98	DBS Group Holdings Ltd.	948

	Sweden - 1.6%
31	Nordea Bank AB	301

	Switzerland - 6.1%
17	Julius Baer Holding Ltd.	834
15	Paris RE Holdings Ltd.	316

		1,150

	Thailand - 5.0%
288	Bangkok Bank plc	949

	United Kingdom - 5.0%
40	Standard Chartered plc	957

	United States - 32.8%
12	ACE Ltd.	584
14	Ameriprise Financial, Inc.	387
61	Bank of America Corp.	898
143	Citizens Republic Bancorp, Inc. •	81
27	Comerica, Inc.	651
4	Goldman Sachs Group, Inc.	596
28	Hilltop Holdings, Inc. •	332
37	Nasdaq OMX Group, Inc. •	780
11	Platinum Underwriters Holdings Ltd.	385
113	Popular, Inc.	144
1	Transatlantic Holdings, Inc.	66
26	Unum Group	492
57	Washington Mutual, Inc. Private Placement ⌂†	5
23	Webster Financial Corp.	265
25	Wells Fargo & Co.	614

		6,280

	Total common stocks (cost $17,413)	$18,190

PREFERRED STOCKS - 2.5%
	Brazil - 2.5%
27	Banco Itau Holding	$490

	Total preferred stocks (cost $563)	$490

WARRANTS - 0.0%
	United States - 0.0%
7	Washington Mutual, Inc. Private Placement ⌂•†	$—

	Total warrants (cost $–)	$—

	Total long-term investments (cost $17,976)	$18,680

Total investments (cost $17,976) ▲	97.7%	$18,680
Other assets and liabilities	2.3%	434

Total net assets	100.0%	$19,114

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 64.9% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $18,599 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,099
Unrealized Depreciation	(3,018)

Net Unrealized Appreciation	$81

1

The Hartford Global Financial Services Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at July 31, 2009, was $5, which represents 0.03% of total net assets. This calculation excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis

04/2008	57	Washington Mutual, Inc. Private Placement	$500
04/2008	7	Washington Mutual, Inc. Private Placement Warrants	—

The aggregate value of these securities at July 31, 2009 was $5 which represents 0.03% of total net assets.
Forward Foreign Currency Contracts Outstanding at July 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
British Pound (Sell)	$32	$32	08/04/09	$—
Canadian Dollar (Sell)	38	37	08/04/09	(1)
Canadian Dollar (Sell)	2	2	08/13/09	—
Danish Krone (Sell)	14	14	08/04/09	—
Euro (Sell)	33	33	08/03/09	—
Euro (Sell)	26	26	08/04/09	—
Hong Kong Dollar (Sell)	27	27	08/03/09	—
Norwegian Krone (Sell)	47	46	08/04/09	(1)
Singapore Dollar (Sell)	28	28	08/04/09	—
Swedish Krona (Sell)	10	10	08/04/09	—
Swiss Franc (Sell)	27	26	08/04/09	(1)

				$(3)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Diversification by Industry
as of July 31, 2009

Industry	Percentage of Net Assets
Banks	62.6%
Diversified Financials	23.5
Insurance	11.4
Software & Services	0.2
Other Assets and Liabilities	2.3

Total	100.0%

2

The Hartford Global Financial Services Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$18,190	$9,868	$8,317	$5
Preferred Stocks	490	490	—	—

Total	$18,680	$10,358	$8,317	$5

Other Financial Instruments *	$—	$—	$—	$—

Liabilities:
Other Financial Instruments *	$3	$—	$3	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of	Change in
	October 31,	Unrealized	Balance as of
	2008	Appreciation	July 31, 2009

Assets:
Common Stock	$3	$2 *	$5

Total	$3	$2	$5

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $2.

3

The Hartford Global Growth Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.7%
	Automobiles & Components - 2.4%
116	Daimler AG	$5,367
666	Nissan Motor Co., Ltd.	4,833

		10,200

	Banks - 4.8%
364	Banco Santander Central Hispano S.A.	5,269
1,569	BOC Hong Kong Holdings Ltd.	3,326
273	Itau Unibanco Banco Multiplo S.A. ADR	4,888
295	Standard Chartered plc	6,999

		20,482

	Capital Goods - 11.7%
64	Danaher Corp.	3,944
97	Deere & Co.	4,252
127	Illinois Tool Works, Inc.	5,137
55	Lockheed Martin Corp.	4,082
88	Parker-Hannifin Corp.	3,901
66	Precision Castparts Corp.	5,251
82	Siemens AG	6,509
39	Smc Corp.	4,398
222	Sunpower Corp. •	7,158
77	Vestas Wind Systems A/S •	5,435

		50,067

	Consumer Services - 1.0%
600	MGM Mirage, Inc. •	4,339

	Diversified Financials - 5.5%
576	Bank of America Corp.	8,513
26	Goldman Sachs Group, Inc.	4,181
131	JP Morgan Chase & Co.	5,067
120	Julius Baer Holding Ltd.	5,745

		23,506

	Energy - 8.4%
288	BG Group plc	4,815
92	Canadian Natural Resources Ltd.	5,501
56	EOG Resources, Inc.	4,138
91	Hess Corp.	5,029
127	National Oilwell Varco, Inc. •	4,568
122	Petroleo Brasileiro S.A. ADR	5,027
131	Schlumberger Ltd.	6,992

		36,070

	Food & Staples Retailing - 1.6%
119	Metro AG	6,867

	Food, Beverage & Tobacco - 4.4%
242	British American Tobacco plc	7,525
45	Carlsberg A/S Class B	3,157
199	Nestle S.A.	8,158

		18,840

	Health Care Equipment & Services - 3.0%
13	Intuitive Surgical, Inc. •	3,046
142	St. Jude Medical, Inc. •	5,366
154	UnitedHealth Group, Inc.	4,316

		12,728

	Household & Personal Products - 1.5%
138	Reckitt Benckiser Group plc	6,606

	Insurance - 2.6%
29	Muenchener Rueckversicherungs NPV	4,450
357	Ping An Insurance (Group) Co.	3,152
81	Prudential Financial, Inc.	3,577

		11,179

	Materials - 7.8%
148	Barrick Gold Corp.	5,172
295	BHP Billiton plc	7,738
52	Monsanto Co.	4,368
53	Praxair, Inc.	4,175
89	Shin-Etsu Chemical Co., Ltd.	4,779
535	Xstrata plc	7,226

		33,458

	Media - 2.1%
288	Comcast Corp. Class A	4,273
608	WPP plc	4,687

		8,960

	Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
61	Allergan, Inc.	3,260
133	Amgen, Inc. •	8,256
84	CSL Ltd.	2,125
215	Daiichi Sankyo Co., Ltd.	3,878
96	Gilead Sciences, Inc. •	4,702
55	Roche Holding AG	8,720
134	Teva Pharmaceutical Industries Ltd. ADR	7,158

		38,099

	Retailing - 6.4%
35	Amazon.com, Inc. •	3,027
140	Best Buy Co., Inc.	5,217
254	Gap, Inc.	4,147
62	Industria de Diseno Textil S.A.	3,354
67	Kohl’s Corp. •	3,229
1,120	Li & Fung Ltd.	3,300
218	Lowe’s Co., Inc.	4,894

		27,168

	Semiconductors & Semiconductor Equipment - 2.9%
218	Altera Corp.	4,074
344	NVIDIA Corp. •	4,442
390	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,078

		12,594

	Software & Services - 7.5%
100	Accenture Ltd. Class A	3,507
15	Google, Inc. •	6,610
498	Oracle Corp.	11,012
77	Visa, Inc.	5,008
333	Western Union Co.	5,822

		31,959

	Technology Hardware & Equipment - 9.6%
48	Apple, Inc. •	7,794
545	Cisco Systems, Inc. •	11,991
115	Hewlett-Packard Co.	4,966
208	NetApp, Inc. •	4,670
138	Qualcomm, Inc.	6,372
69	Research In Motion Ltd. •	5,237

		41,030

1

The Hartford Global Growth Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.7% — (continued)
	Telecommunication Services - 5.6%
149	American Tower Corp. Class A •		$5,083
599	MetroPCS Communications, Inc. •		7,096
253	Softbank Corp.		5,362
253	Telefonica S.A.		6,306

			23,847

	Total common stocks (cost $378,637)		$417,999

	Total long-term investments (cost $378,637)		$417,999

SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 1.6%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $181, collateralized by FNMA 4.00%, 2039, value of $185)
$181	0.20%, 7/31/2009		$181

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $3,511, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $3,581)

3,511	0.21%, 7/31/2009		3,511

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1,996, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $2,036)

1,996	0.20%, 7/31/2009		1,996
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1,154, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $1,177)
1,154	0.21%, 7/31/2009		1,154
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $6, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $6)
6	0.18%, 7/31/2009		6

			6,848

	Total short-term investments (cost $6,848)		$6,848

	Total investments (cost $385,485) ▲	99.3%	$424,847
	Other assets and liabilities	0.7%	2,804

	Total net assets	100.0%	$427,651

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 43.7% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $391,492 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$58,740
Unrealized Depreciation	(25,385)

Net Unrealized Appreciation	$33,355

•	Currently non-income producing.
Forward Foreign Currency Contracts Outstanding at July 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Euro (Sell)	$3,300	$3,246	08/03/09	$(54)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Diversification by Country
as of July 31, 2009

Percentage of
Country	Net Assets
Australia	0.5%
Brazil	2.4
Canada	3.7
China	0.8
Denmark	1.9
Germany	5.4
Hong Kong	1.6
Israel	1.7
Japan	5.4
Spain	3.5
Switzerland	5.2
Taiwan	1.0
United Kingdom	10.6
United States	54.0
Short-Term Investments	1.6
Other Assets and Liabilities	0.7

Total	100.0%

2

The Hartford Global Growth Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$417,999	$273,182	$144,817	$—
Short-Term Investments	6,848	—	6,848	—

Total	$424,847	$273,182	$151,665	$—

Liabilities:
Other Financial Instruments *	$54	$—	$54	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

3

The Hartford Global Health Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 100.0%
	Biotechnology - 20.6%
250	3SBio, Inc. ADR •	$2,432
369	Amgen, Inc. •	22,974
361	Amylin Pharmaceuticals, Inc. •	5,313
702	Celera Corp. •	4,213
77	Cephalon, Inc. •	4,536
864	Cytokinetics, Inc. •	2,556
132	Genzyme Corp. •	6,834
110	Gilead Sciences, Inc. •	5,368
1,005	Incyte Corp. •	5,224
820	Ligand Pharmaceuticals Class B •	2,321
104	OSI Pharmaceuticals, Inc. •	3,504
476	Progenics Pharmaceuticals, Inc. •	2,703
169	Regeneron Pharmaceuticals, Inc. •	3,613
324	Seattle Genetics, Inc. •	3,904
137	Vertex Pharmaceuticals, Inc. •	4,922

		80,417

	Drug Retail - 1.9%
240	Walgreen Co.	7,444

	Health Care Distributors - 7.5%
295	Amerisource Bergen Corp.	5,825
298	Cardinal Health, Inc.	9,920
267	McKesson Corp.	13,678

		29,423

	Health Care Equipment - 22.3%
193	Baxter International, Inc.	10,875
133	Beckman Coulter, Inc.	8,359
236	China Medical Technologies, Inc. ADR	3,734
355	Covidien plc	13,411
116	DiaSorin S.p.A.	3,230
177	Hospira, Inc. •	6,814
512	Medtronic, Inc.	18,132
177	St. Jude Medical, Inc. •	6,663
272	Symmetry Medical, Inc. •	2,330
41	Synthes, Inc.	4,635
606	Volcano Corp. •	9,205

		87,388

	Health Care Services - 1.0%
82	Fresenius Medical Care AG ADR	3,777

	Health Care Supplies - 0.7%
79	Inverness Medical Innovation, Inc. •	2,665

	Health Care Technology - 0.3%
54	Eclipsys Corp. •	985

	Life Sciences Tools & Services - 0.5%
136	PAREXEL International Corp. •	2,109

	Managed Health Care - 8.1%
194	Aetna, Inc.	5,229
211	Coventry Health Care, Inc. •	4,847
167	Health Net, Inc. •	2,253
407	UnitedHealth Group, Inc.	11,417
151	Wellpoint, Inc. •	7,938

		31,684

	Pharmaceuticals - 37.1%
111	AstraZeneca plc ADR	5,145
430	Daiichi Sankyo Co., Ltd.	7,758
205	Eisai Co., Ltd.	7,288
845	Elan Corp. plc ADR •	6,659
117	Eli Lilly & Co.	4,096
399	Forest Laboratories, Inc. •	10,311
32	Ipsen	1,471
229	King Pharmaceuticals, Inc. •	2,080
386	Medicines Co. •	3,130
783	Merck & Co., Inc.	23,483
2,094	Pfizer, Inc.	33,364
26	Roche Holding AG	4,171
108	Sanofi-Aventis S.A. ADR	3,528
573	Shionogi & Co., Ltd.	11,772
229	Teva Pharmaceutical Industries Ltd. ADR	12,238
137	UCB S.A.	4,523
118	Watson Pharmaceuticals, Inc. •	4,105

		145,122

	Total common stocks (cost $422,989)	$391,014

WARRANTS - 0.0%
	Biotechnology - 0.0%
96	Cytokinetics, Inc. ⌂•	$20

	Total warrants (cost $–)	$20

	Total long-term investments (cost $422,989)	$391,034

SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $30, collateralized by FNMA 4.00%, 2039, value of $29)
$29	0.20%, 7/31/2009	$29

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $571, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $583)

571	0.21%, 7/31/2009	571

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $325, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $331)

325	0.20%, 7/31/2009	325

1

The Hartford Global Health Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.3% — (continued)
	Repurchase Agreements - 0.3% — (continued)
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $188, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $192)
$188	0.21%, 7/31/2009		$188
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $1)
1	0.18%, 7/31/2009		1

			1,114

	Total short-term investments (cost $1,114)		$1,114

	Total investments (cost $424,103) ▲	100.3%	$392,148
	Other assets and liabilities	(0.3)%	(1,069)

	Total net assets	100.0%	$391,079

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 20.2% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $432,914 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$29,859
Unrealized Depreciation	(70,625)

Net Unrealized Depreciation	$(40,766)

•	Currently non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis

05/2009	96	Cytokinetics, Inc. Warrants	$—
The aggregate value of these securities at July 31, 2009 was $20 which represents 0.01% of total net assets.
╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Diversification by Country
as of July 31, 2009

Percentage of
Country	Net Assets
Belgium	1.2%
China	0.6
France	1.3
Germany	1.0
Ireland	1.7
Israel	3.1
Italy	0.8
Japan	6.9
Switzerland	2.3
United Kingdom	1.3
United States	79.8
Short-Term Investments	0.3
Other Assets and Liabilities	(0.3)

Total	100.0%

Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$391,014	$346,166	$44,848	$—
Warrants	20	—	20	—
Short-Term Investments	1,114	—	1,114	—

Total	$392,148	$346,166	$45,982	$—

2

The Hartford Global Technology Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0%
	Application Software - 1.6%
5	Adobe Systems, Inc. •	$161
12	Autodesk, Inc. •	271
14	TiVo, Inc. •	147

		579

	Communications Equipment - 14.2%
67	Cisco Systems, Inc. •	1,471
107	Motorola, Inc.	766
33	Qualcomm, Inc.	1,528
16	Research In Motion Ltd. •	1,203

		4,968

	Computer & Electronics Retail - 0.9%
9	Best Buy Co., Inc.	340

	Computer Hardware - 22.0%
83	Acer, Inc.	175
22	Apple, Inc. •	3,546
66	Hewlett-Packard Co.	2,877
8	IBM Corp.	932
7	Teradata Corp. •	180

		7,710

	Computer Storage & Peripherals - 9.9%
38	EMC Corp. •	577
46	NetApp, Inc. •	1,036
75	Seagate Technology	904
31	Western Digital Corp. •	943

		3,460

	Data Processing & Outsourced Services - 11.2%
20	Alliance Data Systems Corp. •	1,042
16	Automatic Data Processing, Inc.	588
4	DST Systems, Inc. •	191
10	Visa, Inc.	627
83	Western Union Co.	1,456

		3,904

	Education Services - 0.8%
3	Apollo Group, Inc. Class A •	208
—	Strayer Education, Inc.	74

		282

	Electronic Components - 0.7%
102	Delta Electronics, Inc.	264

	Electronic Manufacturing Services - 0.9%
87	Hon Hai Precision Industry Co., Ltd.	301

	Home Entertainment Software - 1.6%
4	Electronic Arts, Inc. •	97
—	Nintendo Co., Ltd.	70
8	Shanda Interactive Entertainment Ltd. ADR •	381

		548

	Internet Software & Services - 8.6%
2	Baidu, Inc. ADR •	536
4	Equinix, Inc. •	319
3	Google, Inc. •	1,147
4	Sohu.com, Inc. •	234
39	Tencent Holdings Ltd.	520
19	Yahoo!, Inc. •	268

		3,024

	IT Consulting & Other Services - 3.0%
30	Accenture Ltd. Class A	1,065

	Semiconductor Equipment - 0.9%
10	Lam Research Corp. •	301

	Semiconductors - 5.1%
18	Atheros Communications, Inc. •	446
16	Maxim Integrated Products, Inc.	284
30	ON Semiconductor Corp. •	215
1	Samsung Electronics Co., Ltd.	389
19	Texas Instruments, Inc.	463

		1,797

	Systems Software - 17.6%
14	BMC Software, Inc. •	482
6	McAfee, Inc. •	265
114	Microsoft Corp.	2,672
111	Oracle Corp.	2,455
13	Red Hat, Inc. •	289

		6,163

	Total common stocks (cost $28,850)	$34,706

	Total long-term investments (cost $28,850)	$34,706

SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $7, collateralized by FNMA 4.00%, 2039, value of $7)
$7	0.20%, 7/31/2009	$7

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $135, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $138)

135	0.21%, 7/31/2009	135

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $77, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $78)

77	0.20%, 7/31/2009	77
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $45, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $45)
45	0.21%, 7/31/2009	45

1

The Hartford Global Technology Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.8% — (continued)
	Repurchase Agreements - 0.8% — (continued)
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $-, collateralized by U.S. Treasury Bill 6.00%; 2009, value of $0)
$—	0.18%, 7/31/2009		$—

			264
	Total short-term investments (cost $264)		$264

	Total investments (cost $29,114) ▲	99.8%	$34,970
	Other assets and liabilities	0.2%	59

	Total net assets	100.0%	$35,029

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.6% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $31,099 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,042
Unrealized Depreciation	(2,171)

Net Unrealized Appreciation	$3,871

•	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Diversification by Country
as of July 31, 2009

Percentage of
Country	Net Assets
Canada	3.4%
China	4.8
Japan	0.2
South Korea	1.1
Taiwan	2.1
United States	87.4
Short-Term Investments	0.8
Other Assets and Liabilities	0.2

Total	100.0%

Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$34,706	$32,987	$1,719	$—
Short-Term Investments	264	—	264	—

Total	$34,970	$32,987	$1,983	$—

2

The Hartford Growth Allocation Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.2%
EQUITY FUNDS - 81.2%
4,538	The Hartford Capital Appreciation Fund, Class Y		$132,771
97	The Hartford Capital Appreciation II Fund, Class Y•		1,022
2,086	The Hartford Disciplined Equity Fund, Class Y		21,595
1,272	The Hartford Dividend and Growth Fund, Class Y		19,653
1,629	The Hartford Equity Income Fund, Class Y		16,743
631	The Hartford Fundamental Growth Fund, Class Y•		5,626
3,485	The Hartford Global Growth Fund, Class Y•		44,158
1,216	The Hartford Growth Fund, Class Y•		16,486
1,630	The Hartford Growth Opportunities Fund, Class Y•		33,898
2,100	The Hartford International Opportunities Fund, Class Y		26,185
2,969	The Hartford International Small Company Fund, Class Y		29,366
159	The Hartford MidCap Fund, Class Y•		2,721
1,438	The Hartford Select MidCap Value Fund, Class Y		10,379
3,697	The Hartford Select SmallCap Value Fund, Class Y		28,316
1,645	The Hartford Small Company Fund, Class Y•		24,537
24	The Hartford SmallCap Growth Fund, Class Y•		496
9,967	The Hartford Value Fund, Class Y		90,995

	Total equity funds (cost $664,300)		$504,947

FIXED INCOME FUNDS - 18.0%
1,917	The Hartford Inflation Plus Fund, Class Y		$21,030
1,511	The Hartford Short Duration Fund, Class Y		14,234
7,563	The Hartford Total Return Bond Fund, Class Y		76,310

	Total fixed income funds (cost $113,646)		$111,574

	Total investments in affiliated investment companies (cost $777,946)		$616,521

EXCHANGE TRADED FUNDS - 0.8%
127	SPDR DJ Wilshire International Real Estate ETF		$4,007
30	SPDR DJ Wilshire REIT ETF		1,119

	Total exchange traded funds (cost $8,046)		$5,126

	Total long-term investments (cost $785,992)		$621,647

	Total investments (cost $785,992) ▲	100.0%	$621,647
	Other assets and liabilities	—%	209

	Total net assets	100.0%	$621,856

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $786,543 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,733
Unrealized Depreciation	(167,629)

Net Unrealized Depreciation	$(164,896)

•	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$616,521	$616,521	$—	$—
Exchange Traded Funds	5,126	5,126	—	—

Total	$621,647	$621,647	$—	$—

1

The Hartford High Yield Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
	Finance - —%
	Soundview NIM Trust
$920	8.25%, 12/25/2036 ⌂•	$—

	Total asset & commercial mortgage backed securities (cost $914)	$—

CORPORATE BONDS: INVESTMENT GRADE - 1.2%
	Consumer Cyclical - 0.4%
	Phillips Van-Heusen Corp.
$1,545	7.75%, 11/15/2023 ‡	$1,196

	Finance - 0.8%
	Goldman Sachs Capital Trust II
3,100	5.79%, 06/01/2012 ‡♠Δ	2,170

	Total corporate bonds: investment grade (cost $2,881)	$3,366

CORPORATE BONDS: NON-INVESTMENT GRADE - 88.0%
	Basic Materials - 7.3%
	Ashland, Inc.
$1,205	9.13%, 06/01/2017 ▪	$1,272
	Cenveo, Inc.
1,000	10.50%, 08/15/2016 ▪	830
	Crown Cork & Seal Co., Inc.
1,450	8.00%, 04/15/2023	1,349
	Domtar Corp.
1,070	10.75%, 06/01/2017	1,086
	Georgia-Pacific LLC
1,350	7.00%, 01/15/2015 ▪	1,310
890	8.25%, 05/01/2016 ▪	921
1,425	9.50%, 12/01/2011	1,496
	Goodyear Tire & Rubber Co.
1,750	5.01%, 12/01/2009 Δ	1,744
	Huntsman International LLC
1,350	7.38%, 01/01/2015	1,107
	James River Coal Co.
1,300	9.38%, 06/01/2012	1,216
	Novelis, Inc.
825	7.25%, 02/15/2015	672
	Owens-Brockway Glass Container, Inc.
1,000	8.25%, 05/15/2013	1,022
	Peabody Energy Corp.
1,105	6.88%, 03/15/2013	1,116
	Potlatch Corp.
650	12.50%, 12/01/2009 ⌂Δ	653
	Rohm & Haas Co.
100	7.85%, 07/15/2029	92
	Solo Cup Co.
775	8.50%, 02/15/2014	676
	Steel Dynamics, Inc.
1,225	8.25%, 04/15/2016 ▪	1,213
	Teck Resources Ltd.
1,650	10.75%, 05/15/2019 ▪	1,920
	Westvaco Corp.
1,125	8.20%, 01/15/2030 ‡	1,072

		20,767

	Capital Goods - 1.0%
	L-3 Communications Corp.
1,750	6.13%, 01/15/2014	1,693
	Transdigm, Inc.
1,090	7.75%, 07/15/2014	1,071

		2,764

	Consumer Cyclical - 11.4%
	ArvinMeritor, Inc.
5,430	8.13%, 09/15/2015	4,018
	D.R. Horton, Inc.
1,875	6.13%, 01/15/2014	1,734
	Dollar General Corp.
1,275	11.88%, 07/15/2017	1,428
	Dollarama Group L.P.
1,440	8.88%, 08/15/2012	1,418
	ESCO Corp.
1,235	8.63%, 12/15/2013 ▪	1,136
	Interface, Inc.
1,100	11.38%, 11/01/2013 ▪	1,158
	J.C. Penney Co., Inc.
1,685	7.63%, 03/01/2097	1,164
	K Hovnanian Enterprises
1,175	11.50%, 05/01/2013	1,084
	Lennar Corp.
365	5.60%, 05/31/2015	307
	Levi Strauss & Co.
1,105	9.75%, 01/15/2015	1,122
	Macys, Inc.
3,250	6.90%, 04/01/2029	2,401
	Masco Corp.
500	6.13%, 10/03/2016	447
1,430	7.75%, 08/01/2029	1,153
	Mohawk Industries, Inc.
1,235	6.63%, 01/15/2016	1,145
	New Albertson’s, Inc.
2,250	8.00%, 05/01/2031	1,957
	Pulte Homes, Inc.
3,280	7.88%, 08/01/2011 - 06/15/2032	3,042
	Quiksilver, Inc.
3,585	6.88%, 04/15/2015	2,348
	SGS International, Inc.
1,625	12.00%, 12/15/2013	1,137
	Tenneco Automotive, Inc.
1,090	10.25%, 07/15/2013	1,096
	Toll Brothers Finance Corp.
825	6.88%, 11/15/2012	826
	Toys R Us, Inc.
900	7.88%, 04/15/2013	754
	United Components, Inc.
2,410	9.38%, 06/15/2013	1,651

		32,526

	Consumer Staples - 2.1%
	Appleton Papers, Inc.
1,170	8.13%, 06/15/2011	828

1

The Hartford High Yield Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 88.0% — (continued)
	Consumer Staples - 2.1% — (continued)
	Constellation Brands, Inc.
$1,030	8.38%, 12/15/2014	$1,066
	Dole Food Co., Inc.
895	13.88%, 03/15/2014 ▪	1,002
	Johnson Diversey, Inc.
550	10.67%, 05/15/2013	495
	Smithfield Foods, Inc.
1,035	10.00%, 07/15/2014 ▪	1,079
	Tyson Foods, Inc.
1,150	10.50%, 03/01/2014 ▪	1,277

		5,747

	Energy - 5.5%
	Bill Barrett Corp.
1,275	9.88%, 07/15/2016	1,329
	Chesapeake Energy Corp.
2,790	7.00%, 08/15/2014	2,699
	Ferrellgas Partners L.P.
1,235	6.75%, 05/01/2014 ▪	1,124
1,150	8.75%, 06/15/2012	1,123
	Linn Energy LLC
1,340	11.75%, 05/15/2017 ▪	1,353
	Opti Canada, Inc.
2,075	8.25%, 12/15/2014	1,370
	Petrohawk Energy Corp.
1,800	9.13%, 07/15/2013	1,868
	Plains Exploration & Production Co.
1,425	10.00%, 03/01/2016	1,541
	Sandridge Energy, Inc.
1,050	9.88%, 05/15/2016 ▪	1,060
	Targa Resources Partners
1,085	11.25%, 07/15/2017 ▪	1,063
	Western Refining, Inc.
1,365	11.25%, 06/15/2017 ▪	1,208

		15,738

	Finance - 12.1%
	American General Finance Corp.
1,950	5.20%, 12/15/2011 ‡	1,309
2,000	5.85%, 06/01/2013	1,235
	American Real Estate Partners L.P.
1,405	7.13%, 02/15/2013 ‡	1,303
	Ashtead Capital, Inc.
1,225	9.00%, 08/15/2016 ▪	1,054
	Bank of America Capital II
1,835	8.00%, 12/15/2026	1,560
	CIT Group, Inc.
1,060	6.00%, 04/01/2036	482
780	6.88%, 11/01/2009	461
1,775	7.63%, 11/30/2012	968
	Citigroup, Inc.
2,225	8.30%, 12/21/2057 Δ	1,846
	Ford Motor Credit Co.
3,585	12.00%, 05/15/2015	3,655
	GMAC LLC
1,200	7.00%, 02/01/2012 ▪	1,086
5,500	8.00%, 11/01/2031 ▪	4,208
	Hertz Corp.
1,400	8.88%, 01/01/2014	1,347
	Host Hotels & Resorts L.P.
1,200	9.00%, 05/15/2017	1,209
	Hub International Holdings, Inc.
1,415	9.00%, 12/15/2014 ▪	1,224
	Janus Capital Group, Inc.
1,175	6.95%, 06/15/2017	1,050
	Leucadia National Corp.
1,400	7.13%, 03/15/2017	1,239
	Liberty Mutual Group, Inc.
900	10.75%, 06/15/2058 ▪	758
	LPL Holdings, Inc.
5,070	10.75%, 12/15/2015 ▪	4,740
	NB Capital Trust IV
500	8.25%, 04/15/2027	433
	Starwood Hotels & Resorts
1,050	7.88%, 10/15/2014	1,045
	United Rentals North America, Inc.
1,050	6.50%, 02/15/2012	1,013
	Yankee Acquisition Corp.
1,500	8.50%, 02/15/2015	1,343

		34,568

	Health Care - 7.1%
	Biomet, Inc.
1,040	10.38%, 10/15/2017	1,113
	Duane Reade, Inc.
315	11.75%, 08/01/2015 ▪	307
	HCA, Inc.
3,739	7.88%, 02/01/2011	3,739
1,600	8.36%, 04/15/2024	1,217
1,830	9.25%, 11/15/2016	1,908
	HealthSouth Corp.
1,025	10.75%, 06/15/2016	1,074
	IASIS Healthcare Capital Corp.
1,070	8.75%, 06/15/2014	1,064
	Invacare Corp.
975	9.75%, 02/15/2015	994
	Inverness Medical Innovation, Inc.
1,050	9.00%, 05/15/2016	1,050
	Multiplan Corp.
1,605	10.38%, 04/15/2016 ▪	1,541
	Psychiatric Solutions, Inc.
1,290	7.75%, 07/15/2015	1,222
	Reable Therapeutics Finance LLC
1,480	11.75%, 11/15/2014	1,236
	Rite Aid Corp.
2,395	6.88%, 12/15/2028 ▪	1,078
1,630	7.70%, 02/15/2027	774
	Skilled Healthcare Group, Inc.
840	11.00%, 01/15/2014	865
	Warner Chilcott Corp.
1,080	8.75%, 02/01/2015	1,080

		20,262

	Services - 14.9%
	Affinion Group, Inc.
750	10.13%, 10/15/2013 ▪	742
5,660	11.50%, 10/15/2015	5,236

2

The Hartford High Yield Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 88.0% — (continued)
	Services - 14.9% — (continued)
	AMC Entertainment, Inc.
$1,810	11.00%, 02/01/2016	$1,828
	Ameristar Casinos, Inc.
1,080	9.25%, 06/01/2014 ▪	1,112
	Corrections Corp. of America
1,165	6.25%, 03/15/2013	1,142
	DirecTV Holdings LLC
1,320	8.38%, 03/15/2013	1,348
	Echostar DBS Corp.
1,380	7.75%, 05/31/2015	1,384
	FireKeepers Development Authority
3,080	13.88%, 05/01/2015 ▪	3,080
	First Data Corp.
2,450	9.88%, 09/24/2015	2,067
	Harland Clarke Holdings
1,670	9.50%, 05/15/2015	1,340
	Harrah’s Operating Co., Inc.
1,730	11.25%, 06/01/2017 ▪	1,752
	Iron Mountain, Inc.
795	7.75%, 01/15/2015	783
620	8.00%, 06/15/2020	604
	Marquee Holdings, Inc.
1,800	9.51%, 08/15/2014	1,476
	MGM Mirage, Inc.
1,350	7.63%, 01/15/2017	985
890	10.38%, 05/15/2014 ▪	955
1,010	11.13%, 11/15/2017 ▪	1,111
	MTR Gaming Group, Inc.
950	12.63%, 07/15/2014 ▪☼	924
	Pinnacle Entertainment, Inc.
810	8.63%, 08/01/2017 ▪☼	810
1,230	8.75%, 10/01/2013	1,267
	Sabre Holdings Corp.
1,150	8.35%, 03/15/2016	805
	Sheridan Group, Inc.
1,600	10.25%, 08/15/2011 ⌂	1,072
	Sirius Satellite Radio, Inc.
1,475	9.63%, 08/01/2013	1,235
	SunGard Data Systems, Inc.
1,763	10.25%, 08/15/2015	1,807
	TL Acquisitions, Inc.
1,780	10.50%, 01/15/2015 ▪	1,531
	Videotron Ltee
1,575	9.13%, 04/15/2018 ▪	1,634
	Virgin Media Finance plc
1,250	9.50%, 08/15/2016	1,281
	Virgin Media, Inc.
2,290	6.50%, 11/15/2016 ۞▪	1,989
	West Corp.
1,680	9.50%, 10/15/2014	1,596

		42,896

	Technology - 17.6%
	Canwest MediaWorks L.P.
1,800	9.25%, 08/01/2015 ▪	234
	Charter Communications Operating LLC
3,235	10.00%, 04/30/2012 ▪Ψ	3,227
2,985	10.88%, 09/15/2014 ▪Ψ	3,224
	Citizens Communications Co.
2,265	7.88%, 01/15/2027 ‡	1,976
	Cricket Communications, Inc.
815	7.75%, 05/15/2016 ▪	811
790	9.38%, 11/01/2014	802
	CSC Holdings, Inc.
4,385	7.63%, 04/01/2011	4,440
2,550	8.50%, 04/15/2014 ▪	2,626
	DaVita, Inc.
1,025	6.63%, 03/15/2013	1,007
	General Cable Corp.
1,400	7.13%, 04/01/2017	1,330
	Intelsat Jackson Holdings Ltd.
3,935	11.50%, 06/15/2016	4,043
	Jabil Circuit, Inc.
515	7.75%, 07/15/2016 ☼	495
	Lender Process Services
1,200	8.13%, 07/01/2016	1,212
	Level 3 Financing, Inc.
1,275	8.75%, 02/15/2017	1,068
3,875	12.25%, 03/15/2013	3,885
	Mediacom LLC
3,000	7.88%, 02/15/2011	2,977
	MetroPCS Wireless, Inc.
1,285	9.25%, 11/01/2014	1,330
	Qwest Corp.
4,880	7.25%, 10/15/2035	3,733
	Seagate Technology International
1,955	10.00%, 05/01/2014 ▪	2,141
	Sprint Capital Corp.
2,345	8.38%, 03/15/2012	2,374
3,125	8.75%, 03/15/2032	2,691
	Wind Acquisition Finance S.A.
1,200	10.75%, 12/01/2015 ▪	1,272
1,950	11.75%, 07/15/2017 ▪	2,087
	Windstream Corp.
1,045	8.63%, 08/01/2016	1,061

		50,046

	Transportation - 1.7%
	American Airlines, Inc.
600	7.86%, 10/01/2011 ‡	558
	Bristow Group, Inc.
1,095	7.50%, 09/15/2017	1,024
	Continental Airlines, Inc.
481	6.80%, 08/02/2018 ‡	356
1,442	7.37%, 12/15/2015	1,009
	Royal Caribbean Cruises Ltd.
1,005	11.88%, 07/15/2015	1,035
	Ship Finance International Ltd.
1,185	8.50%, 12/15/2013	1,108

		5,090

	Utilities - 7.3%
	AES Corp.
2,050	9.75%, 04/15/2016 ▪	2,142
	Atlas Pipeline Partners L.P.
1,740	8.13%, 12/15/2015	1,427

3

The Hartford High Yield Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 88.0% — (continued)
	Utilities - 7.3% — (continued)
	Calpine Construction Finance Co.
$1,075	8.00%, 06/01/2016 ▪	$1,080
	Dynegy Holdings, Inc.
1,575	8.38%, 05/01/2016	1,370
	El Paso Corp.
1,295	7.75%, 01/15/2032	1,161
665	7.80%, 08/01/2031	594
	Energy Future Holdings
2,675	10.88%, 11/01/2017	2,321
	Kinder Morgan, Inc.
1,020	6.50%, 09/01/2012	1,030
	Mirant North America LLC
1,860	7.38%, 12/31/2013	1,837
	NRG Energy, Inc.
2,445	7.25%, 02/01/2014	2,402
1,250	8.50%, 06/15/2019	1,230
	Orion Power Holdings, Inc.
2,200	12.00%, 05/01/2010	2,277
	Reliant Energy, Inc.
805	9.24%, 07/02/2017	789
	RRI Energy, Inc.
997	6.75%, 12/15/2014	984

		20,644

	Total corporate bonds: non-investment grade (cost $237,690)	$251,048

SENIOR FLOATING RATE INTERESTS: INVESTMENT GRADEw - 1.2%
	Consumer Staples - 0.3%
	WM Wrigley Jr. Co.
$971	6.50%, 10/06/2014 ±	$983

	Health Care - 0.9%
	Fresenius SE, Term Loan B
953	6.75%, 10/01/2014 ±☼	958
	Fresenius SE, Term Loan B2
583	6.75%, 10/01/2014 ±☼	586
	Life Technologies Corp.
881	5.25%, 11/23/2015 ±	888

		2,432

	Total senior floating rate interests: investment grade (cost $3,362)	$3,415

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADEw - 6.3%
	Consumer Cyclical - 2.3%
	Hanesbrands, Inc.
$1,119	5.24%, 09/05/2011 ±	$1,124
	Lear Corp.
5,687	5.00%, 04/25/2012 ±☼Ω	4,262
1,226	10.00%, 07/15/2010 ±☼Ω	1,266

		6,652

	Energy - 0.5%
	Lyondell Chemical Co.
695	9.17%, 12/15/2009 ±☼Ψ	719
	Turbo Beta Ltd.
1,278	14.50%, 03/12/2018 ±⌂†	767

		1,486

	Finance - 0.4%
	Nuveen Investments, Inc.
1,265	12.50%, 07/23/2015 ±	1,189

	Health Care - 0.4%
	IASIS Healthcare Capital Corp.
1,349	5.74%, 06/13/2014 ±	1,065

	Services - 1.8%
	Chester Downs and Marina LLC
625	12.38%, 07/16/2016 ±☼	591
	Marquee Holdings, Inc.
3,385	5.62%, 06/13/2012 ±	2,979
	WideOpenWest Finance LLC
2,449	7.30%, 06/29/2015 ±	1,469

		5,039

	Technology - 0.9%
	Freescale Semiconductor, Inc.
1,490	12.50%, 12/15/2014 ±	1,354
	Infor Lux Bond Co.
2,796	8.00%, 09/02/2014 ±☼	503
	Level 3 Communications Corp.
795	11.50%, 03/31/2014 ±	816

		2,673

	Total senior floating rate interests: non-investment grade (cost $18,376)	$18,104

PREFERRED STOCKS - 0.0%
	Banks - 0.0%
52	Federal National Mortgage Association	$97

	Total preferred stocks (cost $668)	$97

	Total long-term investments (cost $263,891)	$276,030

SHORT-TERM INVESTMENTS - 1.5%
	Investment Pools and Funds - 1.5%
4,159	JP Morgan U.S. Government Money Market Fund	$4,159
—	State Street Bank U.S. Government Money Market Fund	—
—	Wells Fargo Advantage Government Money Market Fund	—

		4,159

4

The Hartford High Yield Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 1.5% — (continued)
Total short-term investments (cost $4,159)		$4,159

Total investments (cost $268,050) ▲	98.2%	$280,189
Other assets and liabilities	1.8%	5,106

Total net assets	100.0%	$285,295

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.8% of total net assets at July 31, 2009.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $269,122 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$19,665
Unrealized Depreciation	(8,598)

Net Unrealized Appreciation	$11,067

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at July 31, 2009, was $767, which represents 0.27% of total net assets.

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2009.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2009, was $69,406, which represents 24.33% of total net assets.

ª	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2009 was $8,338.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2009.

Ω	Debt security in default due to bankruptcy.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

♦	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2009.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
05/2001 - 11/2001	$650	Potlatch Corp., 12.50%, 12/01/2009	$645
06/2005 - 04/2009	$1,600	Sheridan Group, Inc., 10.25%, 08/15/2011	1,483
02/2007	$920	Soundview NIM Trust, 8.25%, 12/25/2036 - 144A	914
06/2008 - 05/2009	$1,278	Turbo Beta Ltd., 14.50%, 03/12/2018	1,278
The aggregate value of these securities at July 31, 2009 was $2,492 which represents 0.87% of total net assets.
Forward Foreign Currency Contracts Outstanding at July 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Euro (Buy)	$2,700	$2,669	08/27/09	$31
Euro (Sell)	2,700	2,542	08/27/09	(158)

				$(127)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

5

The Hartford High Yield Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	$—
Corporate Bonds: Investment Grade	3,366	—	3,366	—
Corporate Bonds: Non-Investment Grade	251,048	—	249,125	1,923
Preferred Stocks	97	97	—	—
Senior Floating Rate Interests: Investment Grade	3,415	—	3,415	—
Senior Floating Rate Interests: Non-Investment Grade	18,104	—	17,337	767
Short-Term Investments	4,159	4,159	—	—

Total	$280,189	$4,256	$273,243	$2,690

Other Financial Instruments *	$31	$—	$31	$—

Liabilities:
Other Financial Instruments *	$158	$—	$158	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Change in
	Balance as of		Unrealized		Transfers In
	October 31,	Realized Gain	Appreciation		and/or Out of	Balance as of
	2008	(Loss)	(Depreciation)	Net Sales	Level 3	July 31, 2009
Assets:
Asset & Commercial Mortgage Backed Securities	641	(346)	(74) *	(221)	—	—
Common Stock	—	—	— †	—	—	—
Corporate Bonds and Senior Floating Rate Interests	4,097	(135)	523 ‡	(207)	(1,588)	2,690

Total	$4,738	$(481)	$449	$(428)	$(1,588)	$2,690

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $(3).

†	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $—.

‡	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $(153).

6

The Hartford High Yield Municipal Bond Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.6%
	Alaska - 0.3%
	Alaska Municipal Bond Bank Auth GO
$375	5.75%, 09/01/2033	$379
	Anchorage, AK, GO
605	5.25%, 08/01/2028	641

		1,020

	Arizona - 2.5%
	Arizona State Transportation Board Highway Rev
3,000	5.25%, 07/01/2025	3,215
	Estrella Mountain Ranch Community GO
265	6.20%, 07/15/2032 ⌂	186
	Mohave County Industrial DA Correctional Fac Contract
3,000	8.00%, 05/01/2025	3,316
	Pinal County, AZ, Electric Dist #4
1,150	6.00%, 12/01/2038	993
	Scottsdale, AZ, IDA
1,000	5.25%, 09/01/2030	889
	Show Low Bluff, AZ, Community Fac Dist Special Assessment
200	5.60%, 07/01/2031 ⌂	132
	Tartesso West Community Facilities Dist GO
1,000	5.90%, 07/15/2032 ⌂	690

		9,421

	California - 7.0%
	California State GO
4,985	6.50%, 04/01/2033	5,373
	California State Public Works Board
2,000	6.25%, 04/01/2034	2,055
	California Statewide Community DA, California Baptist University
2,800	5.50%, 11/01/2038	1,849
	California Statewide Community DA, Drew School
250	5.30%, 10/01/2037	165
	California Statewide Community DA, Huntington Park Rev
200	5.15%, 07/01/2030	133
	California Statewide Community DA, Thomas Jefferson School of Law
4,100	7.25%, 10/01/2032	3,640
	Morongo Band of Mission Indians Enterprise Rev
1,595	6.50%, 03/01/2028 ▪	1,324
	Rialto, CA, Redev Agency
2,000	5.88%, 09/01/2033	1,713
	San Diego, CA, Redev Agency Tax Allocation
3,000	7.00%, 11/01/2039	2,993
	San Francisco City & County Redev Agency
530	6.13%, 08/01/2031	473
590	6.25%, 08/01/2033	530
	San Jose, CA, Redev Agency
500	6.50%, 08/01/2023	520
	Santa Cruz County, CA, Redev Agency
1,335	6.63%, 09/01/2029	1,376
	Torrance, CA, USD
500	5.38%, 08/01/2024	532
1,500	5.50%, 08/01/2025	1,597
	Turlock, CA, Health Facilities Rev
2,675	5.38%, 10/15/2034	1,907

		26,180

	Colorado - 1.6%
	Baptist Road Rural Transportation Auth, Sales & Use Tax Rev
800	5.00%, 12/01/2026	478
	Colorado E-470 Public Highway Auth Rev
1,875	5.50%, 09/01/2024	1,686
	Colorado Educational & Cultural FA Rev, Charter School-Windsor Academy Proj
500	5.70%, 05/01/2037 ⌂	350
	Colorado Health FA Rev
2,500	5.50%, 05/15/2028	2,231
	Denver, CO, City & County Special Fac Airport AMT
500	5.25%, 10/01/2032	256
	North Range, CO, Metropolitan Dist #2
500	5.50%, 12/15/2027 ⌂	305
	Park Meadows, CO, Business Improvement Dist Shared Sales Tax Rev
360	5.35%, 12/01/2031	259

		5,565

	Connecticut - 0.8%
	Connecticut State Health & Educational Facilities
3,000	5.50%, 07/01/2022	2,877

	Delaware - 0.7%
	Delaware Transportation Auth
1,180	5.00%, 07/01/2025	1,284
	Millsboro, DE, Special Obligation Plantation Lakes Special Development
500	5.45%, 07/01/2036 ⌂	300
	Sussex County, DE, Del Rev
1,235	5.90%, 01/01/2026	939

		2,523

	District of Columbia - 1.5%
	District of Columbia Tobacco Settlement Financing Corp
6,675	6.50%, 05/15/2033	5,340

	Florida - 8.8%
	Beeline Community Development Dist
1,205	7.00%, 05/01/2037	1,047
	Colonial Country Club Community Development Dist, Capital Improvement Rev
2,080	6.40%, 05/01/2033	2,014
	Florida Village Community Development
980	6.50%, 05/01/2033	943
	Florida Village Community Development Dist No 8
2,840	6.38%, 05/01/2038	2,068
	Highlands County, FL, Adventist Health (Prerefunded with US Gov’t Securities)
125	5.25%, 11/15/2036	147
	Hillsborough County, FL, IDA
1,150	8.00%, 08/15/2032	1,156

1

The Hartford High Yield Municipal Bond Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.6% — (continued)
	Florida - 8.8% — (continued)
	Jacksonville, FL, Econ Development Community Health Care Facilities
$2,000	6.25%, 09/01/2027	$1,741
	Lakeland Florida Retirement Community Rev
1,750	6.38%, 01/01/2043	1,341
	Lee County, FL, Industrial Development Auth
1,000	5.25%, 06/15/2027	653
	Magnolia Creek, FL, Community Development Dist Capital Improvement
500	5.90%, 05/01/2039 ⌂	291
	Miami-Dade County Aviation Rev
4,220	5.50%, 10/01/2036	4,115
	Miami-Dade County, FL, Educational Facilities Auth
3,000	5.75%, 04/01/2028	3,078
	Palm Beach County, FL, Health FA Rev Waterford Proj
2,400	5.88%, 11/15/2037	1,747
	Parker Road, FL, Community Development Dist Cap Improvement Ser A
195	5.60%, 05/01/2038 ⌂	103
	Putnam County, FL, DA
3,125	5.35%, 03/15/2042	3,164
	River Bend Community Development Dist, Capital Improvement Rev
1,945	7.13%, 11/01/2015 •	1,176
	Seminole Tribe of Florida
4,500	5.25%, 10/01/2027 ▪	3,841
1,000	5.50%, 10/01/2024 ▪	900
	Six Mile Creek, FL, Community Development Dist
1,525	5.88%, 05/01/2038 ⌂	672
	St. Johns County, FL, IDA
1,765	5.00%, 02/15/2027	1,370
	Tolomato, FL, Community Development Dist
800	6.65%, 05/01/2040	534
	University Square Community Development
495	5.88%, 05/01/2038	311

		32,412

	Georgia - 1.5%
	Atlanta Water & Wastewater Rev
2,000	6.00%, 11/01/2022	2,040
	Augusta, GA, Airport Rev AMT
165	5.35%, 01/01/2028	121
230	5.45%, 01/01/2031	165
	Dekalb County, GA, DA
1,500	6.00%, 07/01/2034	1,548
	Marietta, GA, DA
1,500	7.00%, 06/15/2030	1,280

		5,154

	Idaho - 0.6%
	Idaho Arts Charter School
1,000	6.25%, 12/01/2028	801
	Idaho Board Bank Auth
1,465	5.63%, 09/15/2026	1,631

		2,432

	Illinois - 4.7%
	Aurora, IL, Tax Increment Rev
1,000	6.75%, 12/30/2027	787
	Belleville, IL, Tax Increment
1,000	5.70%, 05/01/2036 ⌂	733
	Chicago, IL, O’Hare International Airport Special Fac Rev, American Airlines Inc.
250	5.50%, 12/01/2030	100
	Chicago, IL, O’Hare Int’l Airport Rev
2,210	6.00%, 01/01/2017	2,286
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
200	5.75%, 03/01/2037 ⌂	116
	Hampshire, IL, Special Service Area #16, Prairie Ridge Proj
200	6.00%, 03/01/2046 ⌂	118
	Illinois FA Rev
1,200	5.25%, 11/01/2039	1,195
2,870	5.38%, 07/01/2033 - 11/15/2039	2,531
6,000	5.50%, 08/15/2030	5,017
1,400	6.00%, 03/01/2038	1,410
190	6.25%, 02/01/2033	185
	Illinois FA, Children’s Memorial Hospital Ser B
1,500	5.50%, 08/15/2028	1,418
	Springfield, IL, Water Rev
500	5.25%, 03/01/2026	527
	University of Illinois Rev
1,205	5.75%, 04/01/2038	1,268

		17,691

	Indiana - 0.7%
	Indiana Municipal Power Agency
1,000	5.75%, 01/01/2034	1,007
	University of Southern Indiana
1,065	5.00%, 10/01/2022 - 10/01/2023	1,103
	Vigo County, IN, Union Hospital
500	5.70%, 09/01/2037 ▪	361

		2,471

	Kansas - 0.1%
	Olathe, KS, Tax Increment Rev, West Village Center
500	5.50%, 09/01/2026 ⌂	359

	Louisiana - 3.2%
	Louisiana Local Government Environmental Facilities & Community Development
6,000	6.75%, 11/01/2032	5,000
	Louisiana Public Fac Auth, Susla Fac Inc
500	5.75%, 07/01/2039 ⌂	336
	Louisiana Public Facilities Auth
3,500	6.75%, 07/01/2039	3,507
	New Orleans Aviation Board Revenues
2,500	6.00%, 01/01/2023	2,636

		11,479

	Maryland - 0.4%
	Maryland State Community Development Admin
605	4.38%, 09/01/2016	629

2

The Hartford High Yield Municipal Bond Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.6% — (continued)
	Maryland - 0.4% — (continued)
	Maryland State Health & Higher Education FA Rev
$770	6.00%, 01/01/2028	$727

		1,356

	Massachusetts - 2.0%
	Massachusetts Development Fin Agency Rev
1,200	8.00%, 04/15/2031	1,230
	Massachusetts State Health & Education Facilities
1,000	5.13%, 07/01/2033	856
3,000	5.50%, 10/01/2024	3,074
2,355	8.00%, 10/01/2039	2,452

		7,612

	Michigan - 4.4%
	Detroit, MI, GO
6,000	5.00%, 04/01/2016	5,087
	Flint, MI, International Academy
2,500	5.75%, 10/01/2037	1,735
	Michigan Public Educational Facilities
5,000	6.50%, 09/01/2037 ▪	3,864
	Michigan State Hospital FA, McLaren Health Care
3,000	5.63%, 05/15/2028	2,877
	Royal Oak Hospital Financial Auth
2,000	8.25%, 09/01/2039	2,278

		15,841

	Minnesota - 0.3%
	Baytown Township, MN
750	7.00%, 08/01/2038	613
	Falcon Heights, MN, Lease Rev
525	6.00%, 11/01/2037	383
	Minneapolis, MN, Multifamily Housing Rev AMT
200	5.40%, 04/01/2028	150

		1,146

	Missouri - 1.8%
	Branson Hills, MO, Infrastructure Fac
100	5.50%, 04/01/2027 ⌂	73
	Branson, MO, Regional Airport Transportation Development AMT
1,300	6.00%, 07/01/2025	953
	Kansas City, MO, Tax Increment Rev Maincor Proj Ser A
500	5.25%, 03/01/2018	436
	St Louis, MO, Airport Rev
5,000	6.63%, 07/01/2034	5,111

		6,573

	Nebraska - 0.8%
	Madison County Hospital Auth
2,000	6.00%, 07/01/2033	1,910
	Omaha Public Power Dist
1,000	5.50%, 02/01/2033	1,051

		2,961

	Nevada - 0.7%
	Las Vegas, NV, Special Improvement Dist #808 & 810, Summerlin Village
500	6.13%, 06/01/2031 ⌂	272
	Mesquite Special Improvement Dist #07-01
500	6.00%, 08/01/2027	351
	Sparks Tourism Improvement
2,240	6.75%, 06/15/2028 ▪	1,660

		2,283

	New Hampshire - 0.1%
	New Hampshire State Business Fin Rev AMT
200	5.20%, 05/01/2027	175

	New Jersey - 3.8%
	Burlington County, NJ, Bridge Commission Econ Development Rev, The Evergreen Proj
1,500	5.63%, 01/01/2038	1,012
	New Jersey Econ DA
4,800	6.25%, 09/15/2019	3,810
	New Jersey Health Care Facilities FA
4,000	6.63%, 07/01/2038	3,387
	New Jersey Health Care Facilities FA Rev
2,855	5.75%, 10/01/2031	2,841
	New Jersey Health Care Services FA
800	5.50%, 07/01/2030	674
	New Jersey State Educational FA Rev
2,000	7.50%, 12/01/2032	2,106

		13,830

	New Mexico - 1.4%
	Los Alamos County, NM
3,000	5.88%, 06/01/2027	3,229
	Montecito Estates Public Improvement Rev
1,000	7.00%, 10/01/2037 ⌂	723
	Otero County, NM, Jail Proj Rev
1,370	6.00%, 04/01/2028	1,040

		4,992

	New York - 7.7%
	Erie County, NY, IDA Global Concepts Charter School Proj
2,100	6.25%, 10/01/2037	1,590
	Genesee County, NY, IDA Civic Fac Rev, United Memorial Medical Center
500	5.00%, 12/01/2027	355
	Long Island Power Auth
3,000	6.25%, 04/01/2033	3,272
	Nassau County, NY, IDA Continuing Care Retirement
2,500	6.70%, 01/01/2043	1,915
	Nassau County, NY, IDA Continuing Care Retirement, Amsterdam at Harborside, Ser A
1,000	6.50%, 01/01/2027	808
	New York State Dormitory Auth Non State Supported Debt, Orange Regional Med Center
3,125	6.13%, 12/01/2029	2,486
	New York State Dormitory Auth Rev Non St Supported Debt
2,000	6.00%, 07/01/2033	2,091
	New York, NY, GO
4,000	6.25%, 10/15/2028	4,455

3

The Hartford High Yield Municipal Bond Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.6% — (continued)
	New York - 7.7% — (continued)
	New York, NY, IDA American Airlines JFK International Airport AMT
$515	7.13%, 08/01/2011	$491
9,000	7.63%, 08/01/2025	6,987
1,725	8.00%, 08/01/2012	1,664
	Ulster County, NY, IDA
3,250	6.00%, 09/15/2037 - 09/15/2042	2,260

		28,374

	North Carolina - 0.5%
	Mecklenburg County, NC
790	5.00%, 02/01/2024	835
	North Carolina Eastern Municipal Power Agency
1,000	5.50%, 01/01/2026	1,046

		1,881

	Ohio - 3.2%
	Buckeye Tobacco Settlement FA
5,000	5.88%, 06/01/2047	2,864
9,500	6.50%, 06/01/2047	6,001
	Ohio State Higher Educational Facilities Rev
3,000	5.50%, 12/01/2036	3,011

		11,876

	Oklahoma - 0.1%
	Oklahoma Development FA, Hospital Rev Great Plains Regional Medical Center
500	5.13%, 12/01/2036	379

	Other U.S. Territories - 1.9%
	Guam Government
935	5.75%, 12/01/2034	905
3,000	6.75%, 11/15/2029	3,000
	Puerto Rico Commonwealth
3,570	5.50%, 07/01/2032	3,239

		7,144

	Pennsylvania - 3.8%
	Allegheny County, PA, Higher Education Building Auth
1,150	5.00%, 03/01/2033	1,080
	Erie Higher Educational Building Auth
1,000	5.50%, 03/15/2038	884
	Northampton County, PA
3,000	5.50%, 08/15/2035	2,605
	Pennsylvania Econ Development FA
3,000	7.00%, 07/15/2039	3,036
	Pennsylvania State Higher Educational FA Rev
855	5.75%, 07/01/2028	770
	Pennsylvania Turnpike Commission
1,335	6.00%, 06/01/2028	1,452
	Philadelphia GO
1,000	7.00%, 07/15/2028	1,096
	Philadelphia Municipal Auth
750	6.38%, 04/01/2029	768
1,000	6.50%, 04/01/2034	1,024
	Philadelphia, PA, IDA
500	5.25%, 05/01/2037	328
	Philadelphia, PA, Water & Wastewater Rev
1,000	5.25%, 01/01/2036	972

		14,015

	Rhode Island - 2.4%
	Rhode Island Health & Educational Building Corp
2,000	7.00%, 05/15/2039	2,041
	Rhode Island Tobacco Settlement Funding Corp
750	6.00%, 06/01/2023	679
	Tobacco Settlement Financing Corp
8,000	6.25%, 06/01/2042	5,841

		8,561

	South Carolina - 0.5%
	Lancaster County, SC, Sun City Assessment
1,987	7.70%, 11/01/2017	1,694

	South Dakota - 2.0%
	South Dakota Educational Enhancement Funding Corp
6,030	6.50%, 06/01/2032	5,279
	South Dakota Housing DA
1,985	6.13%, 05/01/2033	2,098

		7,377

	Texas - 14.3%
	Brazos County Health Facilities Development Corp
3,260	5.50%, 01/01/2038	2,605
	Brazos County, TX, Health Facilities Development Corp
3,310	5.50%, 01/01/2033	2,710
	Burnet County, TX, Public Fac Proj Rev
4,000	7.75%, 08/01/2029	3,867
	Clifton Higher Education Fin Corp
2,000	8.75%, 02/15/2028	2,025
	Corpus Christi, TX, Independent School Dist
2,665	5.00%, 08/15/2026	2,748
	Dallas County Utility & Reclamation Dist
5,000	5.38%, 02/15/2029	4,552
	Dallas Fort Worth, TX, International Airport
3,000	6.00%, 11/01/2032	2,915
	Dallas-Fort Worth, TX, International Airport AMT
2,000	6.15%, 01/01/2016	1,864
	Garza County, TX, Public Fac Corp Rev
350	5.75%, 10/01/2025	347
	Guadalupe County, TX, Board Managers Joint Rev
2,000	5.50%, 08/15/2036	1,972
	Harris County, TX, Cultural Education Fac Baylor CLG Medicine
2,855	5.63%, 11/15/2032	2,849
	Houston, TX, Airport System Rev
6,500	6.75%, 07/01/2021	5,217
	La Vernia Texas Higher Education
2,105	9.00%, 08/15/2038	2,174
	Lewisville, TX, Combination Contract Rev
4,000	6.13%, 09/01/2029	3,872

4

The Hartford High Yield Municipal Bond Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
MUNICIPAL BONDS - 97.6% — (continued)
	Texas - 14.3% — (continued)
	Lower Colorado River Auth Rev
$3,000	7.25%, 05/15/2037		$3,246
	Maverick County, TX, Public Fac Corp Proj Rev
1,495	6.25%, 02/01/2024		1,258
	Mc Lennan County, TX, Public Fac
3,000	6.63%, 06/01/2035		3,161
	Texas Midwest Public Facilities Corp Rev
3,000	9.00%, 10/01/2030		3,008
	Travis County, TX, Health Fac, Querencia Barton Creek Project
600	5.65%, 11/15/2035		383
	Willacy County, TX, GO
2,500	6.88%, 09/01/2028		2,034

			52,807

	Utah - 1.5%
	Provo, UT, Lakeview Charter School
1,300	5.63%, 07/15/2037		920
	Provo, UT, Renaissance Charter School
200	5.63%, 07/15/2037		137
	Utah County, UT, Charter School Rev
1,000	6.00%, 02/15/2038		738
	Utah State Charter School FA, Channing Hall Ser A
750	5.88%, 07/15/2027 ▪		545
700	6.00%, 07/15/2037 ▪		485
	Utah State Charter School FA, Charter School Rev
2,000	6.75%, 08/15/2028		1,678
	Utah State Charter School FA, Summit Academy Ser A
1,500	5.80%, 06/15/2038		1,066

			5,569

	Virginia - 1.3%
	Lexington, VA, IDA Residential Care Fac Rev
1,050	5.50%, 01/01/2037		738
	Norfolk, VA, Redev & Housing Auth Rev
2,005	6.13%, 01/01/2035		1,555
	Peninsula, VA, Turn Center Community Dev DA
300	6.45%, 09/01/2037		225
	Virginia State Residential Auth
500	5.00%, 11/01/2024		548
	Washington County Hospital Fac Rev
1,750	7.75%, 07/01/2038		1,870

			4,936

	Washington - 3.3%
	King County, WA, Public Hospital
3,000	7.25%, 12/01/2038		2,953
	Skagit County, WA, Public Hospital Rev
2,000	5.75%, 12/01/2032		1,684
	Washington Health Care Facilities Auth
4,000	6.25%, 10/01/2028		4,315
	Washington State Health Care FA Rev
3,600	6.13%, 08/15/2037		3,121

			12,073

	West Virginia - 0.8%
	West Virginia State Hospital FA Rev, Thomas Health Systems
3,500	6.50%, 10/01/2028 - 10/01/2038		2,931

	Wisconsin - 4.6%
	Badger Tobacco Asset Securitization Corp of WI (Prerefunded with US Gov’t Securities)
10,575	6.13%, 06/01/2027		11,579
1,000	6.38%, 06/01/2032		1,132
	Wisconsin State General Fund
185	5.75%, 05/01/2033		195
1,295	6.00%, 05/01/2036		1,368
	Wisconsin State Health & Educational FA Rev
2,500	5.50%, 08/15/2023		2,305
	Wisconsin State Health & Educational FA, Wellington Homes Wis LLC
600	6.75%, 09/01/2037		455

			17,034

	Total municipal bonds (cost $391,859)		$358,344

	Total long-term investments (cost $391,859)		$358,344

SHORT-TERM INVESTMENTS - 1.0%
	Investment Pools and Funds - 1.0%
$3,723	State Street Bank Tax Free Money Market Fund		$3,723

	Total short-term investments (cost $3,723)		$3,723

	Total investments (cost $395,582) ▲	98.6%	$362,067
	Other assets and liabilities	1.4%	5,317

	Total net assets	100.0%	$367,384

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $395,582 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,632
Unrealized Depreciation	(41,147)

Net Unrealized Depreciation	$(33,515)

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

5

The Hartford High Yield Municipal Bond Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2009, was $12,980, which represents 3.53% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
09/2007	$1,000	Belleville, IL, Tax Increment, 5.70%, 05/01/2036	$994
05/2007	$100	Branson Hills, MO, Infrastructure Fac, 5.50%, 04/01/2027	100
06/2007	$500	Colorado Educational & Cultural FA Rev, Charter School-Windsor Academy Proj, 5.70%, 05/01/2037	500
11/2007	$265	Estrella Mountain Ranch Community GO, 6.20%, 07/15/2032	265
05/2007	$200	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj, 5.75%, 03/01/2037	200
07/2007	$200	Hampshire, IL, Special Service Area #16, Prairie Ridge Proj, 6.00%, 03/01/2046	201
08/2007	$500	Las Vegas, NV, Special Improvement Dist #808 & 810, Summerlin Village, 6.13%, 06/01/2031	498
07/2007	$500	Louisiana Public Fac Auth, Susla Fac Inc, 5.75%, 07/01/2039 — 144A	503
06/2007	$500	Magnolia Creek, FL, Community Development Dist Capital Improvement, 5.90%, 05/01/2039	497
06/2007	$500	Millsboro, DE, Special Obligation Plantation Lakes Special Development, 5.45%, 07/01/2036	500
12/2007	$1,000	Montecito Estates Public Improvement Rev, 7.00%, 10/01/2037	1,000
06/2007	$500	North Range, CO, Metropolitan Dist #2, 5.50%, 12/15/2027	499
06/2007	$500	Olathe, KS, Tax Increment Rev, West Village Center, 5.50%, 09/01/2026	498
05/2007	$195	Parker Road, FL, Community Development Dist Cap Improvement Ser A, 5.60%, 05/01/2038	194
05/2007	$200	Show Low Bluff, AZ, Community Fac Dist Special Assessment, 5.60%, 07/01/2031 — 144A	200
06/2007 - 10/2007	$1,525	Six Mile Creek, FL, Community Development Dist, 5.88%, 05/01/2038	1,450
09/2007	$1,000	Tartesso West Community Facilities Dist GO, 5.90%, 07/15/2032	1,000
The aggregate value of these securities at July 31, 2009 was $5,759 which represents 1.57% of total net assets.

AMT	–	Alternative Minimum Tax

DA	–	Development Authority

FA	–	Finance Authority

GO	–	General Obligations

IDA	–	Industrial Development Authority Bond

USD	–	United School District

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Municipal Bonds	$358,344	$—	$358,344	$—
Short-Term Investments	3,723	3,723	—	—

Total	$362,067	$3,723	$358,344	$—

6

The Hartford Income Allocation Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 97.4%
FIXED INCOME FUNDS - 97.4%
1,147	The Hartford Floating Rate Fund, Class Y		$9,151
761	The Hartford High Yield Fund, Class Y		4,780
891	The Hartford Income Fund, Class Y		8,195
928	The Hartford Inflation Plus Fund, Class Y		10,176
1,469	The Hartford Short Duration Fund, Class Y		13,837
295	The Hartford Strategic Income Fund, Class Y		2,463
2,152	The Hartford Total Return Bond Fund, Class Y		21,711

	Total fixed income funds (cost $70,432)		$70,313

	Total investments in affiliated investment companies (cost $70,432)		$70,313

EXCHANGE TRADED FUNDS - 2.2%
64	Powershares Emerging Markets Sovereign Debt Portfolio ETF		1,554

	Total exchange traded funds (cost $1,518)		$1,554

	Total long-term investments (cost $71,950)		$71,867

SHORT-TERM INVESTMENTS - 0.0%
9	State Street Bank Money Market Fund		$9

	Total short-term investments (cost $9)		$9

	Total investments (cost $71,959)▲	99.6%	$71,876
	Other assets and liabilities	0.4%	308

	Total net assets	100.0%	$72,184

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $72,816 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$764
Unrealized Depreciation	(1,704)

Net Unrealized Depreciation	$(940)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$70,313	$70,313	$—	$—
Exchange Traded Funds	1,554	1,554	—	—
Short-Term Investments	9	9	—	—

Total	$71,876	$71,876	$—	$—

1

The Hartford Income Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 8.7%
	Finance - 8.7%
	Banc of America Commercial Mortgage, Inc.
$2,540	5.50%, 11/10/2039 ⌂►	$44
6,468	5.75%, 06/10/2039 ⌂►	31
	Bayview Commercial Asset Trust
200	0.66%, 04/25/2036 ▪Δ	73
5,339	7.00%, 07/25/2037 ⌂►	400
9,821	7.50%, 09/25/2037 ⌂►	793
	Bear Stearns Commercial Mortgage Securities, Inc.
345	4.68%, 08/13/2039	337
540	5.12%, 02/11/2041 Δ	521
1,650	5.30%, 10/12/2042 Δ	1,584
1,700	5.33%, 02/11/2044	1,454
530	5.41%, 12/11/2040	524
600	5.72%, 09/11/2038 Δ	570
	Capital Automotive Receivables Asset Trust
50	5.77%, 05/20/2010 ▪	50
	CBA Commercial Small Balance Commercial Mortgage
5,970	3.00%, 01/25/2039 ⌂►	478
4,825	7.00%, 07/25/2035 - 06/25/2038 ⌂►†	325
	Chase Issuance Trust
360	5.12%, 10/15/2014	381
	Citigroup Mortgage Loan Trust, Inc.
200	2.50%, 01/25/2037 ⌂Δ	1
	Citigroup/Deutsche Bank Commercial Mortgage Trust
740	5.89%, 11/15/2044	687
	Commercial Mortgage Pass-Through Certificates
210	4.72%, 03/10/2039	197
570	5.45%, 07/10/2037 Δ	540
4,966	5.50%, 03/10/2039 ⌂►	83
	Countrywide Asset-Backed Certificates
43	5.46%, 07/25/2035	17
	Credit-Based Asset Servicing and Securitization
192	0.56%, 05/25/2036 ▪Δ	84
	CS First Boston Mortgage Securities Corp.
290	5.23%, 12/15/2040	281
	Equity One ABS, Inc.
3	2.78%, 07/25/2034 Δ	—
27	5.46%, 12/25/2033	6
	Ford Credit Automotive Owner Trust
600	4.28%, 05/15/2012	616
	GE Business Loan Trust
5,049	6.14%, 05/15/2034 ⌂►	16
	GE Capital Commercial Mortgage Corp.
330	5.05%, 07/10/2045 Δ	324
54,067	6.35%, 11/10/2045 ⌂►	41
	GMAC Commercial Mortgage Securities, Inc.
200	5.30%, 08/10/2038	185
	GMAC Mortgage Corp. Loan Trust
220	5.75%, 10/25/2036 ⌂	141
	Green Tree Financial Corp.
2	7.30%, 01/15/2026	2
8	7.35%, 05/15/2027	7
	Greenwich Capital Commercial Funding Corp.
198	1.50%, 11/05/2021 ⌂•Δ	1
189	1.70%, 11/05/2021 ⌂•Δ	1
510	4.80%, 08/10/2042	491
390	5.92%, 07/10/2038 Δ	337
	JP Morgan Automotive Receivable Trust
75	12.85%, 03/15/2012 ⌂†	18
	JP Morgan Chase Commercial Mortgage Securities Corp.
100	5.04%, 03/15/2046 Δ	94
1,550	5.18%, 12/15/2044 Δ	1,510
550	5.34%, 05/15/2047	447
240	5.40%, 05/15/2045	201
502	5.47%, 04/15/2043 Δ	468
2,076	5.50%, 01/15/2038 ⌂►	43
190	6.16%, 05/12/2034	200
	LB-UBS Commercial Mortgage Trust
230	4.48%, 10/15/2029	226
20,476	5.26%, 06/15/2036 ⌂►	32
210	6.08%, 06/15/2038 Δ	187
	Lehman Brothers Small Balance Commercial
120	5.62%, 09/25/2036 ▪	98
	Long Beach Asset Holdings Corp.
45	5.78%, 04/25/2046 ▪•	—
	Marlin Leasing Receivables LLC
335	5.33%, 09/16/2013 ▪	334
	Morgan Stanley Capital I
560	4.70%, 07/15/2056	519
540	5.01%, 01/14/2042	535
	Nationstar Home Equity Loan Trust
22	9.97%, 03/25/2037 ⌂•Δ	—
	Option One Mortgage Loan Trust, Class M6
725	6.99%, 03/25/2037	25
	Option One Mortgage Loan Trust, Class M7
500	6.99%, 03/25/2037	13
	Option One Mortgage Loan Trust, Class M8
475	6.99%, 03/25/2037	8
	PSE&G Transition Funding LLC
70	6.61%, 06/15/2015	77
	Renaissance Home Equity Loan Trust
435	5.58%, 11/25/2036 Δ	377
79	5.75%, 05/25/2036 Δ	48
200	6.16%, 05/25/2036	35
	Renaissance Home Equity Loan Trust, Class M5
600	7.00%, 09/25/2037	71
	Renaissance Home Equity Loan Trust, Class M8
750	7.00%, 09/25/2037	45
	Residential Funding Mortgage Securities, Inc.
1,301	6.00%, 07/25/2037	924
	USAA Automotive Owner Trust
845	5.36%, 06/15/2012	865

1

The Hartford Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 8.7% — (continued)
	Finance - 8.7% — (continued)
	Wachovia Automotive Loan Owner Trust
$250	5.15%, 07/20/2012 ⌂	$250
260	5.29%, 06/20/2012 ⌂	254
	Wachovia Bank Commercial Mortgage Trust
505	5.31%, 11/15/2048	409
210	5.43%, 07/15/2041 Δ	198
6,094	5.50%, 02/15/2041 ⌂►	112
	Wamu Commercial Mortgage Securities Trust
1,220	6.14%, 03/23/2045 ⌂Δ	317
	Wells Fargo Alternative Loan Trust
925	6.25%, 11/25/2037 ⌂	591

		21,154

	Utilities - 0.0%
	Detroit Edison Securitization
52	6.19%, 03/01/2013	54

	Total asset & commercial mortgage backed securities (cost $25,478)	$21,208

CORPORATE BONDS: INVESTMENT GRADE - 32.5%
	Basic Materials - 2.6%
	Alcan, Inc.
$240	6.13%, 12/15/2033	$212
	Anglo American Capital plc
852	9.38%, 04/08/2014 ▪	954
	ArcelorMittal
1,135	9.00%, 02/15/2015	1,263
	Barrick Gold Corp.
170	6.95%, 04/01/2019	197
	Dow Chemical Co.
1,550	8.55%, 05/15/2019	1,701
	Rio Tinto Finance USA Ltd.
880	5.88%, 07/15/2013	932
265	9.00%, 05/01/2019	312
	Yara International ASA
770	7.88%, 06/11/2019 ▪	820

		6,391

	Capital Goods - 0.9%
	Meccanica Holdings USA, Inc.
818	6.25%, 07/15/2019 ▪	871
	Tyco International Ltd.
792	8.50%, 01/15/2019	917
	Xerox Corp.
328	8.25%, 05/15/2014	357

		2,145

	Consumer Cyclical - 0.3%
	Ahold Lease USA, Inc.
608	8.62%, 01/02/2025	578
	CRH America, Inc.
330	8.13%, 07/15/2018	332

		910

	Consumer Staples - 1.2%
	Altria Group, Inc.
790	10.20%, 02/06/2039	1,028
	Anheuser-Busch Cos., Inc.
280	8.20%, 01/15/2039 ▪	352
	Anheuser-Busch InBev N.V.
955	7.75%, 01/15/2019 ▪	1,116
	Unilever Capital Corp.
500	4.80%, 02/15/2019	518

		3,014

	Energy - 3.5%
	Anadarko Petroleum Corp.
1,150	6.45%, 09/15/2036	1,154
332	6.95%, 06/15/2019	364
	ConocoPhillips
875	6.50%, 02/01/2039	997
	EnCana Corp.
110	6.50%, 05/15/2019	124
	Gazprom International S.A.
113	7.20%, 02/01/2020 §	112
	Husky Energy, Inc.
315	7.25%, 12/15/2019	361
	Nabors Industries, Inc.
537	9.25%, 01/15/2019	628
	Sempra Energy
560	6.50%, 06/01/2016	615
588	9.80%, 02/15/2019	748
	Shell International Finance B.V.
570	6.38%, 12/15/2038	674
	Statoilhydro ASA
998	5.25%, 04/15/2019	1,064
	TNK-BP Finance S.A.
200	6.63%, 03/20/2017 §	172
	Valero Energy Corp.
1,120	6.63%, 06/15/2037	995
385	9.38%, 03/15/2019	447

		8,455

	Finance - 12.0%
	ABX Financing Co.
365	6.35%, 10/15/2036 ▪	366
	American Real Estate Partners L.P.
390	7.13%, 02/15/2013	362
	BAE Systems Holdings, Inc.
510	6.38%, 06/01/2019 ▪	549
	Bank of America Corp.
2,000	2.10%, 04/30/2012	2,012
715	6.50%, 08/01/2016	727
355	7.38%, 05/15/2014	387
	Barclays Bank plc
829	6.75%, 05/22/2019	900
	Capital One Bank
1,370	8.80%, 07/15/2019	1,486
	Citigroup, Inc.
550	2.13%, 04/30/2012	553
510	8.13%, 07/15/2039	514
647	8.30%, 12/21/2057 Δ	537
842	8.50%, 05/22/2019	896

2

The Hartford Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 32.5% — (continued)
	Finance - 12.0% — (continued)
	Comerica Capital Trust II
$1,066	6.58%, 02/20/2037 ‡Δ	$672
	Corpoacion Andina De Fomento
90	8.13%, 06/04/2019	99
	COX Communications, Inc.
350	6.25%, 06/01/2018 ▪	370
300	8.38%, 03/01/2039 ▪	375
	Credit Agricole S.A.
835	6.64%, 05/31/2017 ▪♠Δ	526
	Deutsche Bank Capital Funding Trust
90	5.63%, 01/19/2016 ▪♠	57
	ERAC USA Finance Co.
946	5.60%, 05/01/2015 ▪	874
	Goldman Sachs Capital Trust II
2,007	5.79%, 06/01/2012 ♠Δ	1,405
	Goldman Sachs Group, Inc.
238	6.00%, 05/01/2014	258
	ILFC E-Capital Trust II
3,620	6.25%, 12/21/2065 ▪Δ	1,122
	International Lease Finance Corp.
669	6.38%, 03/25/2013	466
	JP Morgan Chase & Co.
640	6.30%, 04/23/2019	695
710	7.90%, 04/30/2018 ♠	675
	JP Morgan Chase Capital II
210	1.53%, 02/01/2027 Δ	117
	Lincoln National Corp.
530	6.05%, 04/20/2067	323
	Massachusetts Mutual Life Insurance Co.
330	8.88%, 06/01/2039 ▪	354
	MBNA America Bank N.A.
505	7.13%, 11/15/2012 ▪	518
	Mellon Capital IV
764	6.24%, 06/20/2012 ♠Δ	542
	Morgan Stanley
1,190	7.30%, 05/13/2019	1,341
	National City Corp.
682	12.00%, 12/10/2012 ♠	720
	Northgroup Preferred Capital Corp.
638	6.38%, 10/15/2017 ▪♠Δ	504
	PNC Preferred Funding Trust II
1,600	6.11%, 03/15/2012 ▪♠Δ	883
	Pricoa Global Funding I
490	0.59%, 01/30/2012 ▪Δ	461
	Progressive Corp.
225	6.70%, 06/15/2037 Δ	170
	Prudential Financial, Inc.
224	7.38%, 06/15/2019	237
450	8.88%, 06/15/2038 Δ	396
	Rabobank Netherlands
219	11.00%, 06/30/2019 ▪♠	255
	Shurgard Storage Centers, Inc.
75	5.88%, 03/15/2013	75
	State Street Capital Trust III
560	8.25%, 03/15/2042 Δ	524
	State Street Capital Trust IV
735	1.63%, 06/15/2037 Δ	414
	Transcapitalinvest Ltd.
400	5.67%, 03/05/2014 §	373
	UBS Preferred Funding Trust I
1,920	8.62%, 10/01/2010 ♠	1,440
	US Bank Realty Corp.
725	6.09%, 01/15/2012 ▪♠Δ	435
	USB Capital IX
1,300	6.19%, 04/15/2011 ♠Δ	929
	Wells Fargo Bank NA
555	1.06%, 05/16/2016 Δ	420
	Wells Fargo Capital XIII
272	7.70%, 03/26/2013 ♠Δ	237
	Westpac Capital Trust IV
100	5.26%, 03/31/2016 ▪♠	68
	ZFS Finance USA Trust I
721	6.50%, 05/09/2037 ▪Δ	598

		29,217

	Foreign Governments - 0.2%
	Banco Nacional De Desenvolvimento
200	6.50%, 06/10/2019 ▪	203
	Colombia (Republic of)
100	7.38%, 03/18/2019	108
	El Salvador (Republic of)
282	7.65%, 06/15/2035 §	248

		559

	Health Care - 2.9%
	Abbott Laboratories
494	5.13%, 04/01/2019	522
	Amgen, Inc.
236	6.40%, 02/01/2039	268
	Becton Dickinson & Co.
610	5.00%, 05/15/2019	631
	CVS Caremark Corp.
1,125	6.30%, 06/01/2037 Δ	866
	CVS Corp.
1,060	8.35%, 07/10/2031 ▪	1,095
	Eli Lilly & Co.
208	5.95%, 11/15/2037	227
	Express Scripts, Inc.
450	7.25%, 06/15/2019	518
	Merck & Co., Inc.
815	5.85%, 06/30/2039	879
	Pfizer, Inc.
515	6.20%, 03/15/2019	583
535	7.20%, 03/15/2039	672
	Roche Holdings, Inc.
155	6.00%, 03/01/2019 ▪	172
255	7.00%, 03/01/2039 ▪	312
	St. Jude Medical, Inc.
240	4.88%, 07/15/2019	244

		6,989

	Services - 1.1%
	Allied Waste North America, Inc.
385	6.88%, 06/01/2017	394
390	7.25%, 03/15/2015	404

3

The Hartford Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 32.5% — (continued)
	Services - 1.1% — (continued)
	President & Fellows of Harvard
$368	6.00%, 01/15/2019 ▪	$412
	Time Warner Entertainment Co., L.P.
1,210	8.38%, 07/15/2033	1,472

		2,682

	Technology - 4.2%
	AT&T, Inc.
1,060	6.55%, 02/15/2039	1,177
	Cingular Wireless Services, Inc.
210	8.13%, 05/01/2012	238
455	8.75%, 03/01/2031	594
	Cisco Systems, Inc.
755	5.90%, 02/15/2039	802
	France Telecom S.A.
150	7.75%, 03/01/2011 Δ	163
	Hanaro Telecom, Inc.
140	7.00%, 02/01/2012 ▪	142
	Nokia Corp.
196	5.38%, 05/15/2019	205
178	6.63%, 05/15/2039	199
	Oracle Corp.
380	6.50%, 04/15/2038	439
	Rogers Cable, Inc.
205	8.75%, 05/01/2032	251
	Rogers Communications, Inc.
931	7.50%, 03/15/2015	1,078
	Telecom Italia Capital
554	7.18%, 06/18/2019	617
797	7.72%, 06/04/2038	898
	Time Warner Cable, Inc.
52	8.25%, 04/01/2019	63
	Verizon Wireless
1,467	8.50%, 11/15/2018 ▪	1,863
	Vodafone Group plc
265	5.45%, 06/10/2019	277
1,166	6.15%, 02/27/2037	1,244

		10,250

	Transportation - 0.3%
	Canadian Pacific Railway Co.
385	5.95%, 05/15/2037	325
202	7.25%, 05/15/2019	227
	Carnival Corp.
110	6.65%, 01/15/2028	100
	Continental Airlines, Inc.
100	6.56%, 02/15/2012	91

		743

	Utilities - 3.3%
	Alabama Power Co.
342	6.00%, 03/01/2039	374
	CenterPoint Energy Resources Corp.
207	6.63%, 11/01/2037	179
	Commonwealth Edison Co.
1,405	5.80%, 03/15/2018	1,513
	Duke Energy Corp.
441	6.35%, 08/15/2038	500
250	7.00%, 11/15/2018	295
	Electricite de France
560	6.95%, 01/26/2039 ▪	681
	Florida Power Corp.
296	5.80%, 09/15/2017	323
	Kinder Morgan Energy Partners L.P.
230	6.50%, 02/01/2037	234
350	6.95%, 01/15/2038	379
	Northern States Power Co.
400	6.25%, 06/01/2036	453
	Pacific Gas & Electric Energy Recovery Funding LLC
701	8.25%, 10/15/2018	882
	Public Service Co. of Colorado
874	6.50%, 08/01/2038	1,026
	Tennessee Gas Pipeline Co.
100	8.38%, 06/15/2032	118
	TransCanada Pipelines Ltd.
705	7.25%, 08/15/2038	857

		7,814

	Total corporate bonds: investment grade (cost $78,666)	$79,169

CORPORATE BONDS: NON-INVESTMENT GRADE - 9.9%
	Basic Materials - 0.6%
	Ashland, Inc.
$170	9.13%, 06/01/2017 ▪	179
	Georgia-Pacific LLC
350	8.25%, 05/01/2016 ▪	362
	Graham Packaging Co., Inc.
650	8.50%, 10/15/2012	645
	Teck Resources Ltd.
215	10.75%, 05/15/2019 ▪	250

		1,436

	Capital Goods - 0.1%
	L-3 Communications Corp.
340	5.88%, 01/15/2015	322

	Consumer Cyclical - 1.0%
	Desarrolladora Homes S.A.
147	7.50%, 09/28/2015	138
	Federated Retail Holdings, Inc.
100	5.90%, 12/01/2016	91
	KB Home & Broad Home Corp.
200	6.38%, 08/15/2011	200
	Parkson Retail Group Ltd.
460	7.88%, 11/14/2011	460
	SGS International, Inc.
150	12.00%, 12/15/2013	105
	Supervalu, Inc.
420	7.50%, 11/15/2014	406
140	8.00%, 05/01/2016	139
	Tenneco Automotive, Inc.
355	10.25%, 07/15/2013	357
	United Components, Inc.
1,000	9.38%, 06/15/2013	685

		2,581

4

The Hartford Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 9.9% — (continued)
	Consumer Staples - 0.2%
	Constellation Brands, Inc.
$160	8.38%, 12/15/2014	$166
	Tyson Foods, Inc.
115	10.50%, 03/01/2014 ▪	128

		294

	Energy - 0.4%
	Chesapeake Energy Corp.
800	7.00%, 08/15/2014	774
	Inergy L.P.
150	8.25%, 03/01/2016	149

		923

	Finance - 1.0%
	Drummond Co., Inc.
390	7.38%, 02/15/2016 ▪	316
	Ford Motor Credit Co.
475	7.50%, 08/01/2012	438
	Lloyds Banking Group plc
500	5.92%, 10/01/2015 ▪♠	190
	LPL Holdings, Inc.
1,530	10.75%, 12/15/2015 ▪	1,431

		2,375

	Foreign Governments - 0.8%
	Argentina (Republic of)
993	7.00%, 10/03/2015	512
	Indonesia (Republic of)
255	6.88%, 01/17/2018 §	259
	Philippines (Republic of)
300	8.38%, 06/17/2019	346
	Turkey (Republic of)
478	7.25%, 03/15/2015	510
	Venezuela (Republic of)
623	5.75%, 02/26/2016	368

		1,995

	Health Care - 0.8%
	HCA, Inc.
255	8.50%, 04/15/2019 ▪	261
165	9.25%, 11/15/2016	172
	IASIS Healthcare Capital Corp.
490	8.75%, 06/15/2014	488
	Inverness Medical Innovation, Inc.
295	9.00%, 05/15/2016	295
	Psychiatric Solutions, Inc.
215	7.75%, 07/15/2015	204
	Warner Chilcott Corp.
500	8.75%, 02/01/2015	500

		1,920

	Services - 1.3%
	Affinion Group, Inc.
1,200	11.50%, 10/15/2015	1,110
	AMC Entertainment, Inc.
500	11.00%, 02/01/2016	505
	Ameristar Casinos, Inc.
175	9.25%, 06/01/2014 ▪	180
	Echostar DBS Corp.
110	7.75%, 05/31/2015	110
	FireKeepers Development Authority
500	13.88%, 05/01/2015 ▪	500
	MGM Mirage, Inc.
105	10.38%, 05/15/2014 ▪	113
130	11.13%, 11/15/2017 ▪	143
	Pinnacle Entertainment, Inc.
160	8.63%, 08/01/2017 ▪☼	160
	Sheridan Group, Inc.
150	10.25%, 08/15/2011 ⌂	101
	Virgin Media, Inc.
340	6.50%, 11/15/2016 ۞▪	296

		3,218

	Technology - 3.0%
	Canwest MediaWorks L.P.
400	9.25%, 08/01/2015 ▪	52
	Charter Communications Operating LLC
415	10.00%, 04/30/2012 ▪Ψ	414
	Citizens Communications Co.
440	9.00%, 08/15/2031	405
	Cricket Communications, Inc.
125	7.75%, 05/15/2016 ▪	124
205	9.38%, 11/01/2014	208
	CSC Holdings, Inc.
320	7.63%, 04/01/2011	324
425	8.50%, 04/15/2014 ▪	438
	Frontier Communications Corp.
225	8.25%, 05/01/2014	228
	Intelsat Bermuda Ltd.
730	9.25%, 06/15/2016 ⌂	723
	Intelsat Corp.
600	9.25%, 06/15/2016	606
	Level 3 Financing, Inc.
265	12.25%, 03/15/2013	266
	Mediacom LLC
750	7.88%, 02/15/2011	744
	MetroPCS Wireless, Inc.
720	9.25%, 11/01/2014	745
	Qwest Communications International, Inc.
820	7.50%, 02/15/2014	802
	Seagate Technology International
505	10.00%, 05/01/2014 ▪	553
	Sprint Capital Corp.
140	8.75%, 03/15/2032	120
	Windstream Corp.
685	8.63%, 08/01/2016	695

		7,447

	Transportation - 0.2%
	Continental Airlines, Inc.
72	6.80%, 08/02/2018	53
	Grupo Senda Autotransporte
410	10.50%, 10/03/2015 ⌂	172
	United Air Lines, Inc.
313	7.19%, 04/01/2011	305

		530

5

The Hartford Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 9.9% — (continued)
	Utilities - 0.5%
	AES Corp.
$110	8.00%, 10/15/2017	$108
	AES El Salvador Trust
200	6.75%, 02/01/2016 §	154
	Copano Energy LLC
315	8.13%, 03/01/2016	307
	El Paso Corp.
115	7.00%, 06/15/2017	111
	NRG Energy, Inc.
275	7.25%, 02/01/2014	270
105	7.38%, 01/15/2017	101
60	8.50%, 06/15/2019	59

		1,110

	Total corporate bonds: non-investment grade (cost $24,055)	$24,151

SENIOR FLOATING RATE INTERESTS: INVESTMENT GRADE♦ - 0.5%
	Consumer Cyclical - 0.2%
	William Carter Co.
$427	1.81%, 07/14/2012 ±	$414

	Health Care - 0.3%
	Life Technologies Corp.
675	5.25%, 11/23/2015 ±	680

	Total senior floating rate interests: investment grade (cost $1,088)	$1,094

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 4.9%
	Basic Materials - 0.8%
	Cenveo, Inc., Delayed Draw Term Loan
$1	5.11%, 06/21/2013 ±	$1
	Cenveo, Inc., Term Loan C
51	5.11%, 06/21/2013 ±	49
	Georgia-Pacific Corp.
557	2.32%, 12/20/2012 ±	538
	Huntsman International LLC
288	2.04%, 04/19/2014 ±	267
	Jarden Corp.
335	2.35%, 01/24/2012 ±	326
990	3.10%, 01/24/2012 ±	973

		2,154

	Capital Goods - 0.1%
	Yankee Candle Co.
180	2.00%, 02/06/2014 ±	166

	Consumer Cyclical - 0.3%
	AM General LLC
64	3.30%, 09/30/2013 ±	61
	American General Finance Corp.
3	0.29%, 09/30/2012 ±	3
	Aramark Corp., Letter of Credit
29	2.03%, 01/26/2014 ±	28
	Aramark Corp., Term Loan B
460	2.47%, 01/26/2014 ±	436
	Michaels Stores, Inc.
184	2.56%, 10/31/2013 ±	150
	Roundy’s Supermarkets, Inc.
110	3.05%, 11/03/2011 ±	106

		784

	Consumer Staples - 0.4%
	Dole Food Co., Inc.
94	0.51%, 04/12/2013 ±	94
776	8.00%, 04/12/2013 ±	780

		874

	Health Care - 0.3%
	HCA, Inc.
361	1.85%, 11/17/2012 ±	340
293	2.85%, 11/17/2013 ±	275
	HealthSouth Corp.
35	2.54%, 03/10/2013 ±	33
	Skilled Healthcare Group, Inc.
74	2.37%, 06/15/2012 ±	66
	Vanguard Health Holdings Co. II LLC
74	2.54%, 09/23/2011 ±	71

		785

	Services - 1.1%
	Affinion Group, Inc.
183	2.79%, 10/17/2012 ±	174
	Cedar Fair L.P.
334	2.29%, 08/30/2012 ±	325
	Las Vegas Sands Corp., Delayed Draw Term Loan 1
17	2.09%, 05/23/2014 ±	13
	Las Vegas Sands Corp., Term Loan B
82	2.09%, 05/23/2014 ±	64
	R.H. Donnelley, Inc.
623	6.75%, 10/24/2014 ±Ψ	479
	Regal Cinemas, Inc.
318	4.35%, 10/27/2013 ±	314
	UPC Financing Partnership
324	2.06%, 12/31/2014 ±	304
176	3.81%, 12/31/2016 ±	171
	West Corp.
494	7.25%, 10/24/2013 ±	496
	WideOpenWest Finance LLC
560	7.30%, 06/29/2015 ±	336

		2,676

	Technology - 1.4%
	Charter Communications Operating LLC
1,061	6.25%, 03/06/2014 ±Ψ	971
	DaVita, Inc.
400	1.88%, 10/05/2012 ±	381
	Fleetcor Technologies Operating Co. LLC, Delayed Draw Term Loan
156	2.58%, 04/30/2013 ±	144

6

The Hartford Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 4.9% — (continued)
	Technology - 1.4% — (continued)
	Fleetcor Technologies Operating Co. LLC, Term Loan B
$770	2.56%, 04/30/2013 ±		$712
	Intelsat Bermuda Ltd., Term Loan B 2A
62	2.80%, 01/03/2014 ±		59
	Intelsat Bermuda Ltd., Term Loan B 2B
62	2.80%, 01/03/2014 ±		59
	Intelsat Bermuda Ltd., Term Loan B 2C
62	2.80%, 01/03/2014 ±		59
	MetroPCS Wireless, Inc.
172	3.04%, 11/04/2013 ±		165
	RCN Corp.
980	2.88%, 04/19/2014 ±		908
	Time Warner Telecom Holdings, Inc.
45	2.29%, 01/07/2013 ±		44

			3,502

	Utilities - 0.5%
	NRG Energy, Inc.
97	0.50%, 02/01/2013 ±		92
181	2.01%, 02/01/2013 ±		172
	Texas Competitive Electric Holdings Co. LLC
1,093	3.80%, 10/12/2014 ±		842

			1,106

	Total senior floating rate interests: non-investment grade (cost $12,774)		$12,047

U.S. GOVERNMENT AGENCIES - 23.9%
	Federal Home Loan Mortgage Corporation - 11.5%
$278	5.50%, 10/01/2032		$289
20,497	6.00%, 01/15/2032 - 11/01/2037		21,315
5,923	6.50%, 05/01/2037 - 05/01/2038 ▴		6,326

			27,930

	Federal National Mortgage Association - 12.1%
479	5.00%, 11/01/2017 - 01/01/2022		502
171	5.22%, 12/01/2035 Δ		179
2,328	5.50%, 12/01/2032 - 10/01/2034		2,423
627	5.95%, 01/01/2037 Δ		661
4,191	6.00%, 07/01/2036 - 07/01/2037		4,402
15,462	6.50%, 03/01/2036 - 08/01/2038		16,560
4,575	7.00%, 09/01/2038		4,985

			29,712

	Other Government Agencies - 0.3%
	Small Business Administration Participation Certificates:
$689	4.92%, 10/01/2023		719

	Total U.S. government agencies (cost $56,035)		$58,361

U.S. GOVERNMENT SECURITIES - 15.2%
	U.S. Treasury Securities - 15.2%
	U.S. Treasury Bonds - 0.3%
$606	4.25%, 05/15/2039		$599

	U.S. Treasury Notes - 14.9%
5,633	0.88%, 05/31/2011		5,618
7,205	1.00%, 07/31/2011		7,187
6,620	1.13%, 06/30/2011		6,626
10,544	2.25%, 05/31/2014		10,428
3,805	2.63%, 06/30/2014		3,825
2,757	3.13%, 05/15/2019		2,672

			36,356

	Total U.S. government securities (cost $36,739)		$36,955

	Total long-term investments (cost $234,835)		$232,985

SHORT-TERM INVESTMENTS - 2.9%
	Investment Pools and Funds - 2.7%
6,513	JP Morgan U.S. Government Money Market Fund		$6,513
—	State Street Bank U.S. Government Money Market Fund		—
—	Wells Fargo Advantage Government Money Market Fund		—

			6,513

	Repurchase Agreements - 0.2%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/03/2009 in the amount of $332, collateralized by U.S. Treasury Bond 6.25%, 2030, value of $345)
$332	0.18%, 7/31/2009		332
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $94, collateralized by U.S. Treasury Note 4.25%, 2014, value of $96)
94	0.19%, 7/31/2009		94
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/03/2009 in the amount of $90, collateralized by U.S. Treasury Bill 3.25%, 2009, value of $92)
90	0.16%, 7/31/2009		90

			516

	Total short-term investments (cost $7,029)		$7,029

	Total investments (cost $241,864) ▲	98.5%	$240,014
	Other assets and liabilities	1.5%	3,716

	Total net assets	100.0%	$243,730

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.0% of total net assets at July 31, 2009.

7

The Hartford Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $242,011 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,794
Unrealized Depreciation	(14,791)

Net Unrealized Depreciation	$(1,997)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at July 31, 2009, was $343, which represents 0.14% of total net assets.

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2009.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2009, was $24,037, which represents 9.86% of total net assets.

§	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2009, the market value of these securities amounted to $1,318 or 0.54% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2009.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2009 was $158.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2009.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

♦	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2009.

☐	Security pledged as initial margin deposit for open futures contracts at July 31, 2009.
Futures Contracts Outstanding at July 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	12	Long	Sep 2009	$19
5 Year U.S. Treasury Note	28	Long	Sep 2009	$16
10 Year U.S. Treasury Note	54	Short	Sep 2009	$(105)
U.S. Long Bond	11	Long	Sep 2009	$7

				$(63)

*	The number of contracts does not omit 000’s.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis

03/2004	$2,540	Banc of America Commercial Mortgage, Inc., 5.50%, 11/10/2039 — 144A	$54
07/2004	$6,468	Banc of America Commercial Mortgage, Inc., 5.75%, 06/10/2039 — 144A	34
05/2007 - 02/2009	$5,339	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 — 144A	742
08/2007	$9,821	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 — 144A	1,358
11/2006 - 08/2007	$5,970	CBA Commercial Small Balance Commercial Mortgage, 3.00%, 01/25/2039 — 144A	523
04/2006 - 08/2007	$4,825	CBA Commercial Small Balance Commercial Mortgage, 7.00%, 07/25/2035 - 06/25/2038 — 144A	45
01/2007	$200	Citigroup Mortgage Loan Trust, Inc., 2.50%, 01/25/2037 — 144A	176

8

The Hartford Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Period	Shares/
Acquired	Par	Security	Cost Basis

03/2004	$4,966	Commercial Mortgage Pass-Through Certificates, 5.50%, 03/10/2039 — 144A	126
06/2006	$5,049	GE Business Loan Trust, 6.14%, 05/15/2034 — 144A	15
12/2005	$54,067	GE Capital Commercial Mortgage Corp., 6.35%, 11/10/2045 — 144A	41
08/2006	$220	GMAC Mortgage Corp. Loan Trust, 5.75%, 10/25/2036	220
05/2007	$198	Greenwich Capital Commercial Funding Corp., 1.50%, 11/05/2021 — 144A	192
05/2007	$189	Greenwich Capital Commercial Funding Corp., 1.70%, 11/05/2021 — 144A	183
05/2008 - 11/2008	$410	Grupo Senda Autotransporte, 10.50%, 10/03/2015 — 144A	379
06/2006 - 06/2007	$730	Intelsat Bermuda Ltd., 9.25%, 06/15/2016	768
03/2007	$75	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	75
03/2004 - 08/2006	$2,076	JP Morgan Chase Commercial Mortgage Securities Corp., 5.50%, 01/15/2038 — 144A	54
04/2005 - 10/2007	$20,476	LB-UBS Commercial Mortgage Trust, 5.26%, 06/15/2036 — 144A	19
04/2007	$22	Nationstar Home Equity Loan Trust, 9.97%, 03/25/2037 — 144A	22
07/2005 - 02/2006	$150	Sheridan Group, Inc., 10.25%, 08/15/2011	153
09/2006	$250	Wachovia Automotive Loan Owner Trust, 5.15%, 07/20/2012 — 144A	250
10/2006	$260	Wachovia Automotive Loan Owner Trust, 5.29%, 06/20/2012 — 144A	260
02/2004	$6,094	Wachovia Bank Commercial Mortgage Trust, 5.50%, 02/15/2041 — 144A	116
06/2007	$1,220	Wamu Commercial Mortgage Securities Trust, 6.14%, 03/23/2045 — 144A	1,215
03/2008	$925	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	747
The aggregate value of these securities at July 31, 2009 was $4,968 which represents 2.04% of total net assets.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

9

The Hartford Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
Credit Default Swap Agreements Outstanding at July 31, 2009

						Unrealized
		Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
JP Morgan Chase Bank	CDX North American High Yield Index	Buy	5.00%	06/20/14	$2,464	$(190)

						$(190)

Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$21,208	$—	$18,298	$2,910
Corporate Bonds: Investment Grade	79,169	—	78,500	669
Corporate Bonds: Non-Investment Grade	24,151	—	23,281	870
Senior Floating Rate Interests: Investment Grade	1,094	—	1,094	—
Senior Floating Rate Interests: Non-Investment Grade	12,047	—	12,047	—
U.S. Government Agencies	58,361	—	58,361	—
U.S. Government Securities	36,955	10,458	26,497	—
Short-Term Investments	7,029	6,513	516	—

Total	$240,014	$16,971	$218,594	$4,449

Other Financial Instruments *	$42	$42	$—	$—

Liabilities:
Other Financial Instruments *	$295	$105	$190	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Change in
	Balance as of		Unrealized		Transfers In
	October 31,	Realized Gain	Appreciation		and/or Out of	Balance as of
	2008	(Loss)	(Depreciation)	Net Sales	Level 3	July 31, 2009

Assets:
Asset & Commercial Mortgage Backed Securities	6,168	(1,529)	(307)*	(110)	(1,312)	2,910
Corporate Bonds	2,806	(1,283)	1,100†	(539)	(545)	1,539

Total	$8,974	$(2,812)	$793	$(649)	$(1,857)	$4,449

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $(1,346).

†	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $302.

10

The Hartford Inflation Plus Fund
Schedule of Investments
July 31, 2009 (Unaudited)
 (000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT SECURITIES - 97.2%
	U.S. Treasury Securities - 97.2%
	U.S. Treasury Bonds - 23.1%
$44,740	1.75%, 01/15/2028 ◀		$42,460
23,975	2.00%, 01/15/2026 ◀		25,058
194,505	2.38%, 01/15/2025 - 01/15/2027 ◀		214,692
5,000	3.63%, 04/15/2028 ◀		7,950

			290,160

	U.S. Treasury Notes - 74.1%
30,000	0.63%, 04/15/2013 ◀		29,955
24,702	1.63%, 01/15/2015 ◀		27,562
26,000	1.88%, 07/15/2019 ◀		26,497
92,575	1.88%, 07/15/2013 - 07/15/2015 ◀		107,423
379,229	2.00%, 04/15/2012 - 01/15/2016 ◀Ø		421,089
48,950	2.13%, 01/15/2019 ◀		50,586
47,852	2.38%, 01/15/2017 ◀		52,996
113,895	2.50%, 07/15/2016 - 01/15/2029 ◀		121,705
12,585	2.63%, 07/15/2017 ◀		13,862
61,432	3.00%, 07/15/2012 ◀		77,155
1,715	3.38%, 01/15/2012 ◀		2,188

			931,018

			1,221,178

	Total U.S. government securities (cost $1,192,325)		$1,221,178

Contracts
CALL OPTIONS PURCHASED - 0.1%
	Long Call Future Option Contract - 0.1%
	10 Year U.S. Treasury Note
1	Expiration: September, 2009, Exercise Price:
	$117.50 Θ		$799

	Total call options purchased (cost $518)		$799

	Total long-term investments (cost $1,192,843)		$1,221,977

Shares or Principal Amount
SHORT-TERM INVESTMENTS - 1.5%
	Investment Pools and Funds - 1.0%
12,863	JP Morgan U.S. Government Money Market Fund		$12,863
—	State Street Bank U.S. Government Money Market Fund		—
—	Wells Fargo Advantage Government Money Market Fund		—

			12,863

	Repurchase Agreements - 0.5%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/03/2009 in the amount of $3,953, collateralized by U.S. Treasury Bond 6.25%, 2030, value of $4,112)
$3,953	0.18%, 7/31/2009		3,953
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1,124, collateralized by U.S. Treasury Note 4.25%, 2014, value of $1,147)
1,124	0.19%, 7/31/2009		1,124
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/03/2009 in the amount of $1,075, collateralized by U.S. Treasury Bill 3.25%, 2009, value of $1,098)
1,075	0.16%, 7/31/2009		1,075

			6,152

	U.S. Treasury Bills - 0.0%
300	0.18%, 10/15/2009☐○		300

	Total short-term investments (cost $19,315)		$19,315

	Total investments (cost $1,212,158) ▲	98.8%	$1,241,292

	Other assets and liabilities	1.2%	14,804

	Total net assets	100.0%	$1,256,096

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $1,230,989 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$29,208
Unrealized Depreciation	(18,905)

Net Unrealized Appreciation	$10,303

◀	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☐	Security pledged as initial margin deposit for open futures contracts at July 31, 2009.

Futures Contracts Outstanding at July 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
U.S. Long Bond	51	Short	Sep 2009	$(42)

*	The number of contracts does not omit 000’s.

1

The Hartford Inflation Plus Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
 (000’s Omitted)

Θ	At July 31, 2009, these securities were designated to cover open call options written as follows:

				Unrealized
Issuer/ Exercise Price/	Number of	Market	Premiums	Appreciation
Expiration Date	Contracts*	Value ╪	Received	(Depreciation)
10 Year U.S. Treasury Note, $118.00, Sep, 2009	825	$658	$398	$(260)

*	The number of contracts does not omit 000’s.

Ø	At July 31, 2009, securities valued at $699 collateralized the maximum delivery obligation of open put options written as follows:

				Unrealized
Issuer/ Exercise Price/	Number of	Market	Premiums	Appreciation
Expiration Date	Contracts*	Value ╪	Received	(Depreciation)
5 Year U.S. Treasury Note, $112.00, Aug, 2009	624	$29	$154	$125

*	The number of contracts does not omit 000’s.

Forward Foreign Currency Contracts Outstanding at July 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Euro (Buy)	$11,915	$11,892	08/10/09	$23
Euro (Sell)	11,915	11,821	08/10/09	(94)
Japanese Yen (Buy)	16,314	16,010	08/07/09	304
Japanese Yen (Sell)	16,709	16,954	08/07/09	245
Japanese Yen (Buy)	22,698	22,804	08/07/09	(106)
Japanese Yen (Sell)	22,303	21,989	08/07/09	(314)

				$58

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Call Options Purchased	$799	$799	$—	$—
U.S. Government Securities	1,221,178	98,287	1,122,891	—
Short-Term Investments	19,315	12,863	6,452	—

Total	$1,241,292	$111,949	$1,129,343	$—

Other Financial Instruments *	$697	$125	$572	$—

Liabilities:
Other Financial Instruments *	$816	$302	$514	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

2

The Hartford International Growth Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4%
	Australia - 1.4%
128	BHP Billiton Ltd.	$4,040

	Austria - 0.6%
42	Andritz AG	1,836

	Belgium - 0.6%
798	Hansen Transmissions •	1,801

	Brazil - 2.5%
116	Companhia Energetica de Minas Gerais	1,660
165	Itau Unibanco Banco Multiplo S.A. ADR	2,959
86	Natura Cosmeticos S.A.	1,222
32	Petroleo Brasileiro S.A. ADR	1,299

		7,140

	Canada - 2.3%
16	Agnico Eagle Mines Ltd.	931
9	Potash Corp. of Saskatchewan, Inc.	809
24	Research In Motion Ltd. •	1,817
127	Teck Cominco Ltd. Class B	3,344

		6,901

	China - 3.2%
1,924	China Dongxiang Group Co.	1,460
567	China Railway Construction Corp.	903
234	China Shenhua Energy Co., Ltd.	951
1,222	Dongfeng Motor Group Co., Ltd.	1,297
44	Shanda Interactive Entertainment Ltd. ADR •	2,192
82	Suntech Power Holdings Co., Ltd. ADR •	1,510
1,432	Zhejiang Expressway Co., Ltd.	1,385

		9,698

	Denmark - 1.7%
36	Carlsberg A/S Class B	2,488
37	Vestas Wind Systems A/S •	2,629

		5,117

	Egypt - 0.1%
23	Egyptian Financial Group Hermes Holding •	204

	France - 4.6%
314	Alcatel S.A.	871
37	BNP Paribas	2,713
29	Bureau Veritas S.A.	1,356
27	Cie Generale d’Optique Essilor International S.A.	1,513
40	Publicis Groupe	1,417
52	Renault S.A.	2,214
19	Technip S.A.	1,177
26	Thales S.A.	1,110
72	UbiSoft Entertainment S.A. •	1,226

		13,597

	Germany - 7.4%
34	BASF SE	1,699
94	Daimler AG	4,348
29	Deutsche Boerse AG	2,331
67	Metro AG	3,897
13	Salzgitter AG	1,310
40	Siemens AG	3,189
8	SMA Solar Technology AG	589
141	ThyssenKrupp AG	4,318

		21,681

	Hong Kong - 5.3%
314	Alibaba.com Ltd. •	718
2,023	Anta Sports Products Ltd.	3,027
345	BOC Hong Kong Holdings Ltd.	730
560	China High Speed Transmission	1,400
116	China Mobile Ltd.	1,217
1,887	China Zhongwang Holdings Ltd. •	2,527
277	Esprit Holdings Ltd.	1,991
1,275	Huabao International Holdings Ltd	1,329
194	Li & Fung Ltd.	572
150	Sun Hung Kai Properties Ltd.	2,277

		15,788

	India - 0.7%
11	HDFC Bank Ltd. ADR	1,085
12	Reliance Industries Ltd. GDR ▪•	977

		2,062

	Indonesia - 0.4%
3,279	Bank Central Asia PT	1,244

	Ireland - 0.9%
336	Experian plc	2,776

	Israel - 2.4%
45	Check Point Software Technologies Ltd. ADR •	1,207
113	Teva Pharmaceutical Industries Ltd. ADR	6,006

		7,213

	Japan - 10.0%
32	Astellas Pharma, Inc.	1,212
34	Canon, Inc.	1,276
33	Eisai Co., Ltd.	1,154
1	Jupiter Telecommunications Co., Ltd.	508
147	Komatsu Ltd.	2,394
14	Kyocera Corp.	1,139
44	Nikon Corp.	879
202	Nippon Electric Glass Co., Ltd.	2,327
118	Panasonic Corp.	1,864
29	Point, Inc.	1,550
5	Rakuten, Inc.	3,051
21	Sankyo Co., Ltd.	1,257
14	Shin-Etsu Chemical Co., Ltd.	767
111	Softbank Corp.	2,344
60	Square Enix Holdings Co., Ltd.	1,320
18	Sumitomo Mitsui Financial Group, Inc.	783
30	Takeda Pharmaceutical Co., Ltd.	1,208
757	Toshiba Corp.	3,341
33	Trend Micro, Inc.	1,135

		29,509

	Luxembourg - 0.9%
76	ArcelorMittal ADR	2,746

	Netherlands - 3.7%
118	ASML Holding N.V.	3,090
188	Koninklijke (Royal) KPN N.V.	2,823

1

The Hartford International Growth Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4% — (continued)
	Netherlands - 3.7% — (continued)
158	Qiagen N.V. •	$2,989
81	Unilever N.V. CVA	2,219

		11,121

	Norway - 0.4%
60	Tandberg ASA	1,275

	Russia - 0.7%
145	Vimpel-Communications ADR	1,962

	South Africa - 0.6%
50	Impala Platinum Holdings Ltd.	1,212
23	Naspers Ltd.	676

		1,888

	South Korea - 0.5%
21	Hyundai Motor Co., Ltd.	1,492

	Spain - 4.0%
382	Banco Santander Central Hispano S.A.	5,530
59	Red Electrica Corporacion S.A.	2,758
145	Telefonica S.A.	3,598

		11,886

	Sweden - 3.8%
24	Hennes & Mauritz Ab	1,451
269	Lundin Petroleum Ab •	2,386
40	Oriflame Cosmetics S.A. ADR	1,981
87	Swedish Match Ab	1,653
346	Telefonaktiebolaget LM Ericsson	3,411

		10,882

	Switzerland - 11.2%
73	Credit Suisse Group AG	3,467
9	Geberit AG	1,241
92	Julius Baer Holding Ltd.	4,396
16	Kuehne & Nagel International AG	1,309
167	Nestle S.A.	6,856
53	Roche Holding AG	8,362
19	Schindler Holding-Part Certificates	1,205
1	SGS S.A.	1,579
13	Sonova Holding AG	1,147
11	Swatch Group AG	2,047
135	UBS AG	1,973

		33,582

	Taiwan - 1.2%
521	Delta Electronics, Inc.	1,347
63	High Technology Computer Corp. •	859
96	MediaTek, Inc.	1,382

		3,588

	Turkey - 0.9%
37	Bim Birlesik Magazalar AS	1,469
209	Turkcell Iletisim Hizmetleri A/S	1,326

		2,795

	United Kingdom - 22.5%
79	Admiral Group plc	1,263
146	Antofagasta	1,843
1,139	Arm Holdings plc	2,401
91	AstraZeneca plc	4,262
155	Babcock International Group plc	1,217
126	BG Group plc	2,109
205	British American Tobacco plc	6,371
349	Burberry Group plc	2,680
71	De La Rue plc	988
196	Eurasian Natural Resources Corp.	2,825
158	Fresnillo plc	1,648
145	GlaxoSmithKline plc	2,778
414	HSBC Holding plc	4,185
50	Imperial Tobacco Group plc	1,425
71	Intertek Group plc	1,239
800	Kingfisher plc	2,847
475	Michael Page International plc	2,394
125	Petrofac Ltd.	1,562
108	Reckitt Benckiser Group plc	5,173
70	Rio Tinto plc	2,911
393	Sage Group plc	1,282
268	Standard Chartered plc	6,358
2,153	Vodafone Group plc	4,426
252	Xstrata plc	3,409

		67,596

	United States - 1.9%
64	Netease.com, Inc. •	2,802
19	New Oriental Education & Technology Group, Inc. ADR •	1,389
113	Yingli Green Energy Holdings •	1,504

		5,695

	Total common stocks (cost $252,747)	$287,115

PREFERRED STOCKS - 0.4%
	Brazil - 0.4%
61	Banco Itau Holding	$1,082

	Total preferred stocks (cost $961)	$1,082

	Total long-term investments (cost $253,708)	$288,197

SHORT-TERM INVESTMENTS - 1.9%
	Repurchase Agreements - 1.9%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $149, collateralized by FNMA 4.00%, 2039, value of $152)
$149	0.20%, 7/31/2009	$149

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $2,885, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $2,943)

2,885	0.21%, 7/31/2009	2,885

2

The Hartford International Growth Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.9% — (continued)
	Repurchase Agreements - 1.9% — (continued)

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1,640, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $1,673)

$1,640	0.20%, 7/31/2009		$1,640
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $948, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $967)
948	0.21%, 7/31/2009		948
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $5, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $5)
5	0.18%, 7/31/2009		5

			5,627

	Total short-term investments (cost $5,627)		$5,627

	Total investments (cost $259,335) ▲	98.7%	$293,824
	Other assets and liabilities	1.3%	3,920

	Total net assets	100.0%	$297,744

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 94.9% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $322,334 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$37,999
Unrealized Depreciation	(66,509)

Net Unrealized Depreciation	$(28,510)

•	Currently non-income producing.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2009, was $977, which represents 0.33% of total net assets.

Forward Foreign Currency Contracts Outstanding at July 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Australian Dollar (Sell)	$102	$100	08/04/09	$(2)
British Pound (Sell)	1,286	1,260	08/03/09	(26)
British Pound (Sell)	23	23	08/04/09	—
British Pound (Buy)	365	365	08/05/09	—
Canadian Dollar (Sell)	766	757	08/04/09	(9)
Euro (Sell)	1,776	1,747	08/03/09	(29)
Euro (Buy)	309	305	08/03/09	4
Euro (Sell)	33	33	08/05/09	—
Hong Kong Dollar (Buy)	1,240	1,240	08/04/09	—
Japanese Yen (Sell)	338	336	08/03/09	(2)
Japanese Yen (Sell)	1,195	1,189	08/04/09	(6)
Japanese Yen (Buy)	882	875	08/05/09	7
Norwegian Krone (Buy)	189	185	08/03/09	4
Norwegian Krone (Buy)	1,063	1,046	08/04/09	17
South African Rand (Sell)	1,445	1,443	08/03/09	(2)
South African Rand (Sell)	48	47	08/05/09	(1)
Swiss Franc (Sell)	288	282	08/03/09	(6)
Swiss Franc (Buy)	1,105	1,106	08/05/09	(1)
Swiss Franc (Buy)	248	244	08/04/09	4

				$(48)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Diversification by Industry
as of July 31, 2009

Industry	Percentage of Net Assets
Automobiles & Components	3.1%
Banks	9.0
Capital Goods	7.2
Commercial & Professional Services	3.8
Consumer Durables & Apparel	4.4
Consumer Services	0.5
Diversified Financials	4.2
Energy	3.5
Food & Staples Retailing	1.8
Food, Beverage & Tobacco	7.1
Health Care Equipment & Services	0.9
Household & Personal Products	2.8
Insurance	0.4
Materials	12.7
Media	0.9
Pharmaceuticals, Biotechnology & Life Sciences	9.4
Real Estate	0.8
Retailing	3.8
Semiconductors & Semiconductor Equipment	2.3
Software & Services	4.0
Technology Hardware & Equipment	5.9
Telecommunication Services	5.9
Transportation	0.9
Utilities	1.5
Short-Term Investments	1.9
Other Assets and Liabilities	1.3

Total	100.0%

3

The Hartford International Growth Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$287,115	$45,682	$241,433	$—
Preferred Stocks	1,082	1,082	—	—
Short-Term Investments	5,627	—	5,627	—

Total	$293,824	$46,764	$247,060	$—

Other Financial Instruments *	$36	$—	$36	$—

Liabilities:
Other Financial Instruments *	$84	$—	$84	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

4

The Hartford International Opportunities Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 93.5%
	Australia - 1.2%
443	Westfield Group	$4,177

	Belgium - 0.8%
713	Fortis	2,740

	Brazil - 2.3%
224	Banco Bradesco S.A. ADR	3,525
224	Itau Unibanco Banco Multiplo S.A. ADR	4,014

		7,539

	Canada - 5.3%
269	Brookfield Asset Management, Inc. •	5,653
16	Canadian Natural Resources Ltd.	980
21	EnCana Corp.	1,116
27	Potash Corp. of Saskatchewan, Inc. ADR	2,543
225	Suncor Energy, Inc.	7,270

		17,562

	China - 4.8%
1	Baidu, Inc. ADR •	488
2,311	China Construction Bank	1,856
848	China Life Insurance Co., Ltd.	3,756
10	Ctrip.com International Ltd. ADR •	492
4,439	Industrial and Commercial Bank of China	3,187
9	Perfect World Co., Ltd. ADR •	315
55	PetroChina Co., Ltd. ADR	6,453

		16,547

	Denmark - 0.7%
168	DSV A/S	2,317

	France - 5.3%
45	BNP Paribas	3,265
132	Groupe Danone	7,045
40	L’Oreal S.A.	3,430
94	Renault S.A.	3,980

		17,720

	Germany - 7.1%
150	Daimler AG	6,953
461	Deutsche Post AG	7,281
92	SAP AG	4,322
67	Siemens AG	5,300

		23,856

	Greece - 1.2%
140	National Bank of Greece	4,079

	Hong Kong - 5.2%
1,346	Cathay Pacific Airways Ltd.	2,092
270	China Merchants Holdings International Co., Ltd.	889
612	Esprit Holdings Ltd.	4,404
2,252	Shangri-La Asia Ltd.	3,587
433	Sun Hung Kai Properties Ltd.	6,574

		17,546

	India - 1.5%
72	Infosys Technologies Ltd. ADR	3,098
53	Reliance Industries Ltd. •	2,142

		5,240

	Indonesia - 0.5%
6,518	Bumi Resources TBK PT	1,835

	Ireland - 2.4%
293	CRH plc	7,106
144	Ryanair Holdings plc •	639
14	Ryanair Holdings plc ADR •	395

		8,140

	Israel - 2.2%
138	Teva Pharmaceutical Industries Ltd. ADR	7,350

	Japan - 11.0%
72	Eisai Co., Ltd.	2,548
433	Fujitsu Ltd.	2,832
654	Hino Motors Ltd.	2,172
46	Ibiden Co., Ltd.	1,535
1	KDDI Corp.	2,666
279	Konica Minolta Holdings, Inc.	3,025
398	Mitsubishi Electric Corp.	2,900
883	Mitsubishi UFJ Financial Group, Inc.	5,393
123	NGK Spark Plug Co., Ltd.	1,351
5	Nintendo Co., Ltd.	1,343
432	Nomura Holdings, Inc.	3,789
11	Osaka Titanium Technologies	368
97	Softbank Corp.	2,046
110	Sumitomo Mitsui Financial Group, Inc.	4,661
24	Toho Titanium Co., Ltd.	381

		37,010

	Mexico - 0.6%
52	America Movil S.A.B. de C.V. ADR	2,236

	Netherlands - 1.8%
408	Koninklijke (Royal) KPN N.V.	6,139

	Russia - 0.7%
141	Mechel ADR	1,507
23	Mobile Telesystems OJSC ADR	962

		2,469

	South Africa - 1.9%
35	Anglo American Platinum Co., Ltd.	2,508
159	Impala Platinum Holdings Ltd.	3,847

		6,355

	South Korea - 1.8%
6	Samsung Electronics Co., Ltd.	3,355
43	Samsung Securities Co., Ltd. •	2,661

		6,016

	Spain - 4.2%
429	Banco Santander Central Hispano S.A.	6,214
180	Enagas	3,563
97	Red Electrica Corporacion S.A.	4,563

		14,340

	Switzerland - 8.1%
47	Julius Baer Holding Ltd.	2,229
170	Nestle S.A.	7,000
37	Roche Holding AG	5,800
36	Synthes, Inc.	4,057

1

The Hartford International Opportunities Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 93.5% — (continued)
	Switzerland - 8.1% — (continued)
561	UBS AG		$8,214

			27,300

	Taiwan - 1.2%
153	High Technology Computer Corp.		2,088

584	Hon Hai Precision Industry Co., Ltd.		2,016

			4,104

	United Kingdom - 21.2%
91	AstraZeneca plc		4,246
350	BAE Systems plc		1,794
160	Barclays Bank plc		814
346	BG Group plc		5,771
401	BP plc		3,322
1,618	GKN plc		2,775
1,280	HSBC Holding plc		12,953
282	Imperial Tobacco Group plc		8,037
1,570	Lloyds TSB Group plc		2,232
198	Rio Tinto plc		8,263
134	SABMiller plc		3,089
161	Standard Chartered plc		3,811
63	Wolseley plc		1,418
676	WPP plc		5,216
613	Xstrata plc		8,282

			72,023

	United States - 0.5%
39	Frontline Ltd.		887
11	Netease.com, Inc. •		502

			1,389

	Total common stocks (cost $277,824)		$316,029

EXCHANGE TRADED FUNDS - 3.4%
	United States - 3.4%
102	iShares MSCI EAFE Index Fund		$5,147
36	iShares MSCI Emerging Markets Index Fund		1,272
75	iShares MSCI Japan		742
11	iShares MSCI Pac Ex		389
111	iShares S&P Eur 350		3,846

	Total exchange traded funds (cost $10,280)		$11,396

	Total long-term investments (cost $288,104)		$327,425

SHORT-TERM INVESTMENTS - 3.7%
	Repurchase Agreements - 3.7%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $332, collateralized by FNMA 4.00%, 2039, value of $339)
$332	0.20%, 7/31/2009		$332

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $6,426, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $6,555)

6,426	0.21%, 7/31/2009		6,426

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $3,653, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $3,726)

3,653	0.20%, 7/31/2009		3,653
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $2,113, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $2,155)
2,113	0.21%, 7/31/2009		2,113
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $10, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $11)
10	0.18%, 7/31/2009		10

			12,534

	Total short-term investments (cost $12,534)		$12,534

	Total investments (cost $300,638) ▲	100.6%	$339,959

	Other assets and liabilities	(0.6)%	(2,154)

	Total net assets	100.0%	$337,805

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 93.0% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $310,196 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$44,557
Unrealized Depreciation	(14,794)

Net Unrealized Appreciation	$29,763

•	Currently non-income producing.

2

The Hartford International Opportunities Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Forward Foreign Currency Contracts Outstanding at July 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Australian Dollar (Sell)	$85	$85	08/06/09	$—
British Pound (Sell)	3,491	3,448	08/04/09	(43)
British Pound (Buy)	1,289	1,288	08/05/09	1
Canadian Dollar (Sell)	984	977	08/05/09	(7)
Euro (Sell)	880	869	08/04/09	(11)
Hong Kong Dollar (Buy)	810	810	08/03/09	—
Japanese Yen (Buy)	1,152	1,147	08/03/09	5
Swiss Franc (Sell)	440	431	08/03/09	(9)

				$(64)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Diversification by Industry
as of July 31, 2009

Industry	Percentage of Net Assets
Automobiles & Components	4.4%
Banks	16.6
Capital Goods	4.0
Consumer Durables & Apparel	1.7
Consumer Services	1.2
Diversified Financials	5.9
Energy	8.8
Food, Beverage & Tobacco	7.5
Health Care Equipment & Services	1.2
Household & Personal Products	1.0
Insurance	1.1
Materials	10.3
Media	1.5
Other Investment Pools and Funds	3.3
Pharmaceuticals, Biotechnology & Life Sciences	5.9
Real Estate	3.1
Retailing	1.3
Semiconductors & Semiconductor Equipment	1.0
Software & Services	3.0
Technology Hardware & Equipment	3.5
Telecommunication Services	4.1
Transportation	4.1
Utilities	2.4
Short-Term Investments	3.7
Other Assets and Liabilities	(0.6)

Total	100.0%

Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$316,029	$56,000	$260,029	$—
Exchange Traded Funds	11,396	11,396	—	—
Short-Term Investments	12,534	—	12,534	—

Total	$339,959	$67,396	$272,563	$—

Other Financial Instruments *	$6	$—	$6	$—

Liabilities:
Other Financial Instruments *	$70	$—	$70	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

3

The Hartford International Small Company Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.9%
	Australia - 8.8%
332	AJ Lucas Group Ltd.	$1,001
260	Aquarius Platinum Ltd.	1,131
215	Ausenco Ltd.	742
165	Bendigo and Adelaide Bank Ltd.	1,127
150	Brambles Ltd.	748
68	Campbell Brothers	1,314
220	Centennial Coal Co., Ltd.	552
733	Incitec Pivot Ltd.	1,693
233	Karoon Gas Australia Ltd. •	2,198
55	Sims Metal Management Ltd.	1,278
140	Toll Holdings Ltd.	796
340	Whitehaven Coal Ltd.	889

		13,469

	Belgium - 1.1%
15	CFE	663
5	D’ieteren S.A.	1,094

		1,757

	Brazil - 2.4%
70	GVT Holding S.A. •	1,355
76	Hypermarcas S.A. •	1,090
96	Lojas Americanas S.A.	535
52	Natura Cosmeticos S.A.	734

		3,714

	Canada - 0.6%
14	First Quantum Minerals Ltd.	918

	Cayman Islands - 0.5%
222	Li Ning Co., Ltd.	733

	China - 0.7%
28	Perfect World Co., Ltd. ADR •	1,016

	Finland - 2.3%
35	Kone Oyj Class B	1,185
58	Nokian Rendaat Oyj	1,230
42	Outotec Oyj	997

		3,412

	France - 9.3%
20	April Group	771
11	BioMerieux S.A.	1,103
23	Bureau Veritas S.A.	1,084
19	Eurofins Scientific	1,057
19	Imerys S.A. •	1,022
47	Klepierre	1,343
1	Maurel ET Prom	17
24	Orpea •	1,128
32	Scor SE	779
15	Seche Environment	1,009
48	Sechilienne S.A.	1,860
8	Vallourec	1,095
15	Vilmorin & Cie	1,462
8	Virbac S.A.	755

		14,485

	Germany - 4.5%
77	ElringKlinger AG	1,481
15	Hochtief AG	901
98	Kontron AG	1,121
71	Praktiker Bau-Und Heimwerkermaerkte Holding AG	709
12	Salzgitter AG	1,237
6	Vossloh AG	673
6	Wacker Chemie AG	765

		6,887

	Guernsey Channel Isle - 0.6%
491	London & Stamford Property Ltd.	999

	Hong Kong - 3.7%
212	ASM Pacific Technology	1,434
577	Cathay Pacific Airways Ltd.	897
283	China High Speed Transmission	708
1,061	Noble Group Ltd.	1,540
2,304	Sa Sa International Holdings Ltd.	1,074

		5,653

	India - 0.6%
10	Educomp Solutions Ltd. •	825

	Indonesia - 1.5%
2,611	Bumi Resources TBK PT	735
190	Indo Tambangraya Megah PT	505
1,442	PT Bank Rakyat Indonesia	1,059

		2,299

	Israel - 0.6%
292	Bank Hapoalim B.M. •	961

	Italy - 3.0%
78	Bulgari S.p.A.	480
47	DiaSorin S.p.A.	1,309
73	Enia S.p.A.	549
52	Finmeccanica S.p.A.	793
507	Immobiliare Grande Distribuzione	872
300	Iride S.p.A.	554

		4,557

	Japan - 25.1%
49	Aeon Delight Co., Ltd.	681
138	Asics Corp.	1,299
194	Bank of Yokohama Ltd.	1,047
23	Benesse Corp.	977
38	Cosmos Pharmaceutical Corp.	811
1	Cyberagent, Inc.	799
–	EPS Co., Ltd.	1,506
32	FamilyMart Co., Ltd.	1,027
6	Gree, Inc.	476
131	Hitachi Metals Ltd.	1,276
9	Ibiden Co., Ltd.	301
40	Jafco Co., Ltd.	1,399
1	Jupiter Telecommunications Co., Ltd.	1,192
18	Kobayashi Pharmaceutical Co., Ltd.	693
49	Mandom Corp.	1,371
78	Modec, Inc.	1,348
41	Moshi Moshi Hotline, Inc.	786
107	Nabtesco Corp.	1,211
17	Nidec Corp.	1,229

The Hartford International Small Company Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.9% — (continued)
	Japan - 25.1% — (continued)
146	Nippon Carbon Co., Ltd.	$458
78	Nippon Denko Co., Ltd.	511
70	Nippon Electric Glass Co., Ltd.	806
5	OBIC Co., Ltd.	935
–	Osaka Securities Exchange Co., Ltd.	1,954
22	Point, Inc.	1,161
69	Securities Carbon Ltd.	549
–	Seven Bank Ltd.	714
153	Shinko Plantech Co., Ltd.	1,247
121	Shionogi & Co., Ltd.	2,488
107	Square Enix Holdings Co., Ltd.	2,366
41	Sugi Holdings Co., Ltd.	865
49	Sundrug Co., Ltd.	1,102
108	Taiyo Nippon Sanso Corp.	1,032
43	Tokyo Ohka Kogyo Co., Ltd.	923
216	Toyo Engineering Corp.	672
12	Toyo Tanso Co., Ltd.	632
69	Toyota Boshoku Corp.	1,341

		39,185

	Jersey - 0.6%
15	Rangold Resources Ltd.	947

	Luxembourg - 0.6%
64	Reinet Investments S.A. •	836

	Netherlands - 0.6%
12	Smit International N.V.	867

	Norway - 1.2%
153	Kongsberg Gruppen ASA	1,853

	Russia - 0.7%
16	Wimm-Bill-Dann Foods •	1,057

	Singapore - 0.9%
892	Goodpack Ltd.	632
411	Hyflux Ltd.	753

		1,385

	South Korea - 3.5%
18	GS Engineering & Construction Corp.	1,293
42	Korea Plant Service & Engineering Co., Ltd. •	1,068
6	Megastudy Co., Ltd.	1,243
16	Mirae Asset Securities Co., Ltd.	1,026
5	OCI Co., Ltd.	861

		5,491

	Sweden - 2.5%
85	Bjoern Borg Ab	668
116	Lundin Petroleum Ab •	1,031
114	Swedish Match Ab	2,174

		3,873

	Switzerland - 7.7%
10	Bachem Holding AG Class B	649
107	Dufry Group	4,157
48	Logitech International S.A. •	815
15	Panalpina Welttransport Holding AG	1,162
54	Paris RE Holdings Ltd.	1,160
111	Temenos Group AG •	2,235
6	Valiant Holding AG	1,082
–	Vetropack Holding	757

		12,017

	United Kingdom - 16.3%
69	AMEC plc	818
528	Arm Holdings plc	1,112
158	Babcock International Group plc	1,243
302	Brown (N) Group plc	1,167
137	Catlin Group Ltd.	706
39	Chemring Group plc	1,311
243	Chloride Group plc	578
262	Clapham House Group plc •	291
51	Close Brothers Group plc	585
111	Connaught plc	704
256	Domino’s Pizza UK & IRL plc	1,026
768	Hampson Industries plc	808
1,060	Hansteen Holdings plc	1,391
68	Hunting plc	473
169	ICAP plc	1,276
111	James Fisher & Sons plc	784
32	Johnson Matthey plc	765
141	Lancashire Holdings Ltd. •	1,069
250	Mears Group plc	1,025
28	Provident Financial plc	380
172	Resolution plc •	259
109	Rightmove	759
62	Rotork plc	921
131	SSL International plc	1,241
67	Ultra Electronics Holdings plc	1,283
34	Vedanta Resources plc	1,000
153	VT Group plc	1,201
77	Wellstream Holdings plc	703

		24,879

	Total common stocks (cost $134,766)	$154,075

	Total long-term investments (cost $134,766)	$154,075

SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $13, collateralized by FNMA 4.00%, 2039, value of $13)
$13	0.20%, 7/31/2009	$13

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $250, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $255)

250	0.21%, 7/31/2009	250

The Hartford International Small Company Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTM ENTS - 0.3% — (continued)
	Repurchase Agreements - 0.3% — (continued)

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $142, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $145)

$142	0.20%, 7/31/2009		$142
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $82, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $84)
82	0.21%, 7/31/2009		82
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $1)
1	0.18%, 7/31/2009		1

			488

	Total short-term investments (cost $488)		$488

	Total investments (cost $135,254) ▲	100.2%	$154,563
	Other assets and liabilities	(0.2)%	(250)

	Total net assets	100.0%	$154,313

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 99.9% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $151,301 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$26,560
Unrealized Depreciation	(23,298)
Net Unrealized Appreciation	$3,262

•	Currently non-income producing.

Forward Foreign Currency Contracts Outstanding at July 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$535	$524	08/04/09	$11
British Pound (Sell)	319	312	08/03/09	(7)
British Pound (Sell)	138	136	08/04/09	(2)
British Pound (Sell)	85	85	08/05/09	—
Euro (Sell)	535	526	08/03/09	(9)
Euro (Sell)	266	263	08/04/09	(3)
Euro (Buy)	154	154	08/05/09	—
Hong Kong Dollar (Sell)	220	220	08/03/09	—
Japanese Yen (Buy)	373	370	08/05/09	3
Swedish Krona (Sell)	152	152	08/05/09	—

				$(7)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Diversification by Industry
as of July 31, 2009

Industry	Percentage of Net Assets
Automobiles & Components	2.6%
Banks	3.9
Capital Goods	14.4
Commercial & Professional Services	6.2
Consumer Durables & Apparel	2.6
Consumer Services	2.8
Diversified Financials	4.4
Energy	7.4
Food & Staples Retailing	2.5
Food, Beverage & Tobacco	3.0
Health Care Equipment & Services	3.1
Household & Personal Products	2.5
Insurance	2.9
Materials	10.5
Media	1.8
Pharmaceuticals, Biotechnology & Life Sciences	4.2
Real Estate	2.9
Retailing	6.4
Semiconductors & Semiconductor Equipment	2.4
Software & Services	4.5
Technology Hardware & Equipment	2.6
Telecommunication Services	0.9
Transportation	2.9
Utilities	2.5
Short-Term Investments	0.3
Other Assets and Liabilities	(0.2)

Total	100.0%

The Hartford International Small Company Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$154,075	$6,167	$147,908	$—
Short-Term Investments	488	—	488	—

Total	$154,563	$6,167	$148,396	$—

Other Financial Instruments *	$14	$—	$14	$—

Liabilities:
Other Financial Instruments *	$21	$—	$21	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

The Hartford MidCap Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.9%
	Banks - 3.9%
7,372	Huntington Bancshares, Inc.	$30,152
347	M&T Bank Corp.	20,229
502	PNC Financial Services Group, Inc.	18,400
1,213	SunTrust Banks, Inc.	23,656

		92,437

	Capital Goods - 9.2%
758	AMETEK, Inc.	24,526
1,143	BE Aerospace, Inc. •	18,465
587	Carlisle Cos., Inc.	18,381
523	IDEX Corp.	14,268
139	Illinois Tool Works, Inc.	5,654
474	Kennametal, Inc.	10,099
1,072	Lennox International, Inc.	37,363
992	Masco Corp.	13,816
1,208	PACCAR, Inc.	41,844
427	Parker-Hannifin Corp.	18,916
231	Precision Castparts Corp.	18,468

		221,800

	Commercial & Professional Services - 2.1%
131	Dun & Bradstreet Corp.	9,409
426	Herman Miller, Inc.	7,081
272	HNI Corp.	6,051
995	Republic Services, Inc.	26,460

		49,001

	Consumer Durables & Apparel - 2.1%
1,829	Mattel, Inc.	32,150
33	NVR, Inc. •	19,537

		51,687

	Consumer Services - 5.0%
433	Apollo Group, Inc. Class A •	29,921
665	Corinthian Colleges, Inc. •	10,263
282	DeVry, Inc.	14,031
476	International Game Technology	9,409
272	ITT Educational Services, Inc. •	26,469
536	Scientific Games Corp. Class A •	9,655
97	Strayer Education, Inc.	20,686

		120,434

	Diversified Financials - 0.5%
60	BlackRock, Inc.	11,413

	Energy - 7.6%
434	Cameco Corp.	12,000
1,067	Denbury Resources, Inc. •	17,704
725	Forest Oil Corp. •	12,211
353	Helmerich & Payne, Inc.	12,115
771	Nabors Industries Ltd. •	13,124
466	Noble Energy, Inc.	28,476
545	Overseas Shipholding Group, Inc.	18,714
217	Peabody Energy Corp.	7,178
678	Smith International, Inc.	17,036
709	St. Mary Land & Exploration Co.	16,933
590	Ultra Petroleum Corp. •	26,027

		181,518

	Food & Staples Retailing - 0.3%
208	BJ’s Wholesale Club, Inc. •	6,927

	Food, Beverage & Tobacco - 2.2%
1,189	Coca-Cola Enterprises, Inc.	22,349
357	J.M. Smucker Co.	17,871
191	Ralcorp Holdings, Inc. •	12,130

		52,350

	Health Care Equipment & Services - 9.5%
726	Beckman Coulter, Inc.	45,731
231	Cerner Corp. •	15,007
992	Coventry Health Care, Inc. •	22,816
155	Edwards Lifesciences Corp. •	10,139
304	Humana, Inc. •	9,973
636	Omnicare, Inc.	15,169
1,586	Patterson Cos., Inc. •	40,229
946	St. Jude Medical, Inc. •	35,655
217	Universal Health Services, Inc. Class B	12,090
454	Zimmer Holdings, Inc. •	21,170

		227,979

	Household & Personal Products - 1.4%
310	Clorox Co.	18,919
373	Estee Lauder Co., Inc.	13,585

		32,504

	Insurance - 7.1%
417	Aflac, Inc.	15,788
507	AON Corp.	19,982
375	Everest Re Group Ltd.	30,050
912	Fidelity National Financial, Inc.	13,084
180	First American Financial Corp.	5,313
577	Marsh & McLennan Cos., Inc.	11,789
2,225	Unum Group	41,763
1,392	W.R. Berkley Corp.	32,325

		170,094

	Materials - 3.0%
387	Ball Corp.	18,701
326	Cliff’s Natural Resources, Inc.	8,915
307	FMC Corp.	14,913
360	Nucor Corp.	16,005
297	Scotts Miracle-Gro Co. Class A	11,578
36	Teck Cominco Ltd. Class B	947

		71,059

	Media - 2.7%
1,489	DreamWorks Animation SKG, Inc. •	46,932
585	Scripps Networks Interactive Class A	18,893

		65,825

	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
1,345	Amylin Pharmaceuticals, Inc. •	19,791
1,799	King Pharmaceuticals, Inc. •	16,319
694	Life Technologies Corp. •	31,584
429	Pharmaceutical Product Development, Inc.	8,906
612	Regeneron Pharmaceuticals, Inc. •	13,130
320	Vertex Pharmaceuticals, Inc. •	11,523
965	Watson Pharmaceuticals, Inc. •	33,528

		134,781

	Real Estate - 2.5%
277	CB Richard Ellis Group, Inc. Class A •	3,023
1,304	Host Hotels & Resorts, Inc.	11,836
393	Liberty Property Trust	10,903
244	Public Storage	17,673

1

The Hartford MidCap Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 95.9% — (continued)
	Real Estate - 2.5% — (continued)
311	Simon Property Group, Inc.		$17,333

			60,768

	Retailing - 7.9%
697	Advance Automotive Parts, Inc.		32,218
136	AutoZone, Inc. •		20,947
768	Best Buy Co., Inc.		28,707
201	Big Lots, Inc. •		4,633
462	CarMax, Inc. •		7,450
2,416	Office Depot, Inc. •		10,992
736	O’Reilly Automotive, Inc. •		29,930
172	Penske Automotive Group, Inc.		3,559
403	Sherwin-Williams Co.		23,256
1,329	Staples, Inc.		27,940

			189,632

	Semiconductors & Semiconductor Equipment - 2.6%
858	Altera Corp.		16,040
1,242	Lam Research Corp. •		37,329
403	Xilinx, Inc.		8,741

			62,110

	Software & Services - 7.6%
674	Autodesk, Inc. •		14,697
119	Equinix, Inc. •		9,750
255	Factset Research Systems, Inc.		14,470
472	Global Payments, Inc.		19,957
679	Micros Systems •		18,603
1,348	Red Hat, Inc. •		30,764
1,115	VeriSign, Inc. •		22,797
2,895	Western Union Co.		50,598

			181,636

	Technology Hardware & Equipment - 6.6%
648	Diebold, Inc.		17,954
81	Itron, Inc. •		4,231
447	Juniper Networks, Inc. •		11,685
103	National Instruments Corp.		2,605
1,570	NCR Corp. •		20,314
2,043	NetApp, Inc. •		45,886
385	Palm, Inc. •		6,055
241	Polycom, Inc. •		5,717
341	Tandberg ASA		7,248
1,454	Teradata Corp. •		35,730

			157,425

	Telecommunication Services - 1.0%
703	American Tower Corp. Class A •		23,963

	Transportation - 0.6%
401	J.B. Hunt Transport Services, Inc.		11,213
114	Landstar System, Inc.		4,163

			15,376

	Utilities - 4.8%
1,409	Northeast Utilities		32,412
1,494	UGI Corp.		39,512
508	Wisconsin Energy Corp.		21,829
1,051	Xcel Energy, Inc.		20,955

			114,708

	Total common stocks (cost $2,209,422)		$2,295,427

	Total long-term investments (cost $2,209,422)		$2,295,427

SHORT-TERM INVESTMENTS - 4.3%
	Repurchase Agreements - 4.3%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $2,715, collateralized by FNMA 4.00%, 2039, value of $2,769)
$2,715	0.20%, 7/31/2009		$2,715

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $52,561, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $53,611)

52,560	0.21%, 7/31/2009		52,560

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $29,878, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $30,475)

29,877	0.20%, 7/31/2009		29,877
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $17,278, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $17,623)
17,277	0.21%, 7/31/2009		17,277
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $84, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $86)
84	0.18%, 7/31/2009		84

			102,513

	Total short-term investments (cost $102,513)		$102,513

	Total investments (cost $2,311,935) ▲	100.2%	$2,397,940
	Other assets and liabilities	(0.2)%	(5,087)

	Total net assets	100.0%	$2,392,853

2

The Hartford MidCap Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.8% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $2,324,542 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$227,870
Unrealized Depreciation	(154,472)

Net Unrealized Appreciation	$73,398

•	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$2,295,427	$2,288,179	$7,248	$—
Short-Term Investments	102,513	—	102,513	—

Total	$2,397,940	$2,288,179	$109,761	$—

3

The Hartford MidCap Growth Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.1%
	Capital Goods - 9.8%
2	Alliant Techsystems, Inc. •	$176
3	AMETEK, Inc.	102
9	Armstrong World Industries, Inc. •	229
6	Donaldson Co., Inc.	241
1	Flowserve Corp.	94
6	Fluor Corp.	328
3	Graco, Inc.	83
3	Harsco Corp.	75
5	Jacobs Engineering Group, Inc. •	219
2	Joy Global, Inc.	76
23	Masco Corp.	321
6	McDermott International, Inc. •	113
8	Owens Corning, Inc. •	143
2	Precision Castparts Corp.	173
7	Shaw Group, Inc. •	197
5	Sunpower Corp. •	160
4	Thomas & Betts Corp. •	101
3	Toro Co.	87
3	TransDigm Group, Inc. •	126
4	URS Corp. •	215

		3,259

	Commercial & Professional Services - 2.6%
2	Copart, Inc. •	81
3	Dun & Bradstreet Corp.	203
3	Equifax, Inc. •	78
1	FTI Consulting, Inc. •	79
6	Iron Mountain, Inc. •	164
17	R.R. Donnelley & Sons Co.	239

		844

	Consumer Durables & Apparel - 3.2%
9	Coach, Inc.	274
4	Garmin Ltd.	119
5	MDC Holdings, Inc.	171
2	Polo Ralph Lauren Corp.	114
32	Pulte Homes, Inc.	361

		1,039

	Consumer Services - 5.6%
4	Apollo Group, Inc. Class A •	284
4	Brinker International, Inc.	73
4	Burger King Holdings, Inc.	70
5	Darden Restaurants, Inc.	154
2	DeVry, Inc.	95
9	H & R Block, Inc.	157
8	International Game Technology	166
2	ITT Educational Services, Inc. •	169
6	Marriott International, Inc. Class A	123
12	MGM Mirage, Inc. •	88
2	Panera Bread Co. Class A •	108
1	Strayer Education, Inc.	121
4	Tim Hortons, Inc.	98
4	WMS Industries, Inc. •	128

		1,834

	Diversified Financials - 6.7%
6	Ameriprise Financial, Inc.	173
8	Eaton Vance Corp.	216
4	Federated Investors, Inc.	93
2	IntercontinentalExchange, Inc. •	171
4	Jefferies Group, Inc.	98
3	Lazard Ltd.	117
13	Moody’s Corp.	304
9	MSCI, Inc. •	251
6	SEI Investments Co.	114
6	T. Rowe Price Group, Inc.	276
10	TD Ameritrade Holding Corp. •	187
7	Waddell and Reed Financial, Inc. Class A	194

		2,194

	Energy - 4.5%
8	Cameron International Corp. •	246
2	Diamond Offshore Drilling, Inc.	149
10	Exterran Holdings, Inc. •	165
9	Frontier Oil Corp.	128
5	Helmerich & Payne, Inc.	174
2	Oceaneering International, Inc. •	94
10	Patterson-UTI Energy, Inc.	144
3	Pride International, Inc. •	86
22	Tesoro Corp.	285

		1,471

	Food, Beverage & Tobacco - 5.2%
3	Brown-Forman Corp.	138
6	Campbell Soup Co.	182
7	Coca-Cola Enterprises, Inc.	124
12	Dean Foods Co. •	257
10	H.J. Heinz Co.	380
3	Hershey Co.	134
2	Hormel Foods Corp.	86
4	Lorillard, Inc.	321
2	McCormick & Co., Inc.	76

		1,698

	Health Care Equipment & Services - 7.8%
4	Amerisource Bergen Corp.	81
4	Bard (C.R.), Inc.	279
2	Cerner Corp. •	120
5	CIGNA Corp.	128
12	Coventry Health Care, Inc. •	283
4	Dentsply International, Inc.	130
2	Gen-Probe, Inc. •	61
4	Henry Schein, Inc. •	210
4	Hospira, Inc. •	148
7	Humana, Inc. •	228
–	Intuitive Surgical, Inc. •	105
5	Laboratory Corp. of America Holdings •	312
4	Lincare Holdings, Inc. •	110
4	Omnicare, Inc.	91
5	Quest Diagnostics, Inc.	253

		2,539

	Household & Personal Products - 1.3%
6	Avon Products, Inc.	201
2	Clorox Co.	132
3	Herbalife Ltd.	106

		439

	Insurance - 1.6%
4	Arthur J. Gallagher & Co.	89
6	Lincoln National Corp.	127
9	Principal Financial Group, Inc.	213
5	Progressive Corp.	80

		509

1

The Hartford MidCap Growth Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.1% — (continued)
	Materials - 5.6%
13	Ashland, Inc.	$434
2	CF Industries Holdings, Inc.	144
8	Cliff’s Natural Resources, Inc.	213
3	Lubrizol Corp.	154
8	Owens-Illinois, Inc. •	273
8	Pactiv Corp. •	209
3	Schnitzer Steel Industries, Inc.	145
4	Terra Industries, Inc.	114
3	Walter Energy, Inc.	133

		1,819

	Media - 2.0%
5	Discovery Communications, Inc. •	110
4	Marvel Entertainment, Inc. •	144
8	McGraw-Hill Cos., Inc.	255
4	Scripps Networks Interactive Class A	132

		641

	Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
2	Alexion Pharmaceuticals, Inc. •	79
2	Millipore Corp. •	110
6	OSI Pharmaceuticals, Inc. •	195
14	Sepracor, Inc. •	236
10	Valeant Pharmaceuticals International •	263
3	Waters Corp. •	150

		1,033

	Real Estate - 1.4%
7	Plum Creek Timber Co., Inc.	210
3	Public Storage	240

		450

	Retailing - 8.1%
2	Advance Automotive Parts, Inc.	101
13	Aeropostale, Inc. •	457
1	AutoZone, Inc. •	129
6	Bed Bath & Beyond, Inc. •	207
5	CarMax, Inc. •	79
17	Chico’s FAS, Inc. •	199
3	Dollar Tree, Inc. •	120
7	Expedia, Inc. •	137
6	Limited Brands, Inc.	75
6	LKQ Corp. •	109
4	Netflix, Inc. •	158
4	Nordstrom, Inc.	106
4	PetSmart, Inc.	96
2	Priceline.com, Inc. •	259
6	Ross Stores, Inc.	269
4	TJX Cos., Inc.	151

		2,652

	Semiconductors & Semiconductor Equipment - 9.8%
12	Altera Corp.	224
10	Analog Devices, Inc.	280
3	Cree, Inc. •	98
18	Cypress Semiconductor Corp. •	190
12	Integrated Device Technology, Inc. •	81
7	Intersil Corp.	101
13	Linear Technology Corp.	337
24	Marvell Technology Group Ltd. •	315
4	Microchip Technology, Inc.	113
23	National Semiconductor Corp.	347
14	Novellus Systems, Inc. •	268
30	NVIDIA Corp. •	384
7	Varian Semiconductor Equipment Associates, Inc. •	228
11	Xilinx, Inc.	229

		3,195

	Software & Services - 9.4%
13	Autodesk, Inc. •	275
3	BMC Software, Inc. •	94
11	Broadridge Financial Solutions, Inc.	193
10	CA, Inc.	203
4	Citrix Systems, Inc. •	142
15	Electronic Arts, Inc. •	313
3	Factset Research Systems, Inc.	154
2	Fiserv, Inc. •	104
5	Lender Processing Services	161
9	Metavante Technologies •	268
38	Novell, Inc. •	176
10	Paychex, Inc.	264
16	Red Hat, Inc. •	354
5	SAIC, Inc. •	85
3	Salesforce.com, Inc. •	118
8	VeriSign, Inc. •	171

		3,075

	Technology Hardware & Equipment - 5.3%
7	Diebold, Inc.	180
2	Dolby Laboratories, Inc. Class A •	81
4	F5 Networks, Inc. •	137
1	Itron, Inc. •	76
14	JDS Uniphase Corp. •	85
9	NCR Corp. •	122
12	NetApp, Inc. •	280
15	QLogic Corp. •	201
9	Teradata Corp. •	221
9	Western Digital Corp. •	261
3	Zebra Technologies Corp. Class A •	83

		1,727

	Telecommunication Services - 1.0%
13	SBA Communications Corp. •	342

	Transportation - 1.1%
4	C.H. Robinson Worldwide, Inc.	200
5	Expeditors International of Washington, Inc.	165

		365

	Utilities - 1.0%
13	AES Corp. •	167
7	Calpine Corp. •	87
2	PPL Corp.	79

		333

	Total common stocks (cost $27,514)	$31,458

2

The Hartford MidCap Growth Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
EXCHANGE TRADED FUNDS - 0.2%
	Other Investment Pools and Funds - 0.2%
2	iShares Russell Midcap Growth		$63
	Total exchange traded funds (cost $48)		$63

	Total long-term investments (cost $27,562)		$31,521

SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 1.4%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/03/2009 in the amount of $298, collateralized by U.S. Treasury Bond 6.25%, 2030, value of $310)
$298	0.18%, 7/31/2009		$298
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $85, collateralized by U.S. Treasury Note 4.25%, 2014, value of $86)
85	0.19%, 7/31/2009		85
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/03/2009 in the amount of $81, collateralized by U.S. Treasury Bill 3.25%, 2009, value of $83)
81	0.16%, 7/31/2009		81
			464
	U.S. Treasury Bills - 0.2%
70	0.17%, 10/15/2009Ꮊ○		70

	Total short-term investments (cost $534)		$534

	Total investments (cost $28,096) ▲	97.9%	$32,055
	Other assets and liabilities	2.1%	682

	Total net assets	100.0%	$32,737

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.3% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $29,977 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,438
Unrealized Depreciation	(2,360)
Net Unrealized Appreciation	$2,078

•	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

○	Security pledged as initial margin deposit for open futures contracts at July 31, 2009.
Futures Contracts Outstanding at July 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P Mid 400 Mini	11	Long	Sep 2009	$4

*	The number of contracts does not omit 000’s.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$31,458	$31,458	$—	$—
Exchange Traded Funds	63	63	—	—
Short-Term Investments	534	—	534	—

Total	$32,055	$31,521	$534	$—

Other Financial Instruments *	$4	$4	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

3

The Hartford MidCap Value Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.4%
	Automobiles & Components - 1.1%
120	TRW Automotive Holdings Corp. •	$2,011

	Banks - 3.3%
36	Beneficial Mutual Bancorp, Inc. •	318
56	Comerica, Inc.	1,333
224	Huntington Bancshares, Inc.	917
12	M&T Bank Corp.	688
242	Popular, Inc.	307
13	Signature Bank •	377
100	SunTrust Banks, Inc.	1,948

		5,888

	Capital Goods - 7.3%
11	Alliant Techsystems, Inc. •	850
53	AMETEK, Inc.	1,728
39	Dover Corp.	1,326
77	Kennametal, Inc.	1,642
104	Pentair, Inc.	2,828
49	Teledyne Technologies, Inc. •	1,601
33	Thomas & Betts Corp. •	887
42	URS Corp. •	2,135

		12,997

	Commercial & Professional Services - 0.7%
94	R.R. Donnelley & Sons Co.	1,303

	Consumer Durables & Apparel - 5.8%
105	Mattel, Inc.	1,842
120	MDC Holdings, Inc.	4,232
112	Toll Brothers, Inc. •	2,195
34	V.F. Corp.	2,167

		10,436

	Diversified Financials - 8.4%
30	Affiliated Managers Group, Inc. •	1,994
106	Ameriprise Financial, Inc.	2,941
117	Invesco Ltd.	2,309
281	PHH Corp. •	5,156
140	TD Ameritrade Holding Corp. •	2,594

		14,994

	Energy - 6.4%
79	Cie Gen Geophysique ADR •	1,604
26	Consol Energy, Inc.	927
92	Newfield Exploration Co. •	3,634
24	Noble Energy, Inc.	1,461
53	SBM Offshore N.V.	1,020
30	Smith International, Inc.	744
105	Weatherford International Ltd. •	1,975

		11,365

	Food, Beverage & Tobacco - 4.3%
8	BRF Brasil Foods S.A. ADR	340
21	Bunge Ltd. Finance Corp.	1,497
927	Chaoda Modern Agriculture	627
2,026	First Pacific Co., Ltd.	1,303
107	Marfig Frigorificos E Comer •	931
1,801	Marine Harvest •	1,134
83	Perdigao S.A. •	1,813

		7,645

	Health Care Equipment & Services - 4.9%
116	Amerisource Bergen Corp.	2,293
138	CIGNA Corp.	3,911
24	Laboratory Corp. of America Holdings •	1,619
25	West Pharmaceutical Services	905

		8,728

	Insurance - 10.5%
41	Everest Re Group Ltd.	3,297
65	Fidelity National Financial, Inc.	927
32	First American Financial Corp.	957
23	PartnerRe Ltd.	1,598
82	Platinum Underwriters Holdings Ltd.	2,781
77	Principal Financial Group, Inc.	1,830
96	Reinsurance Group of America, Inc.	3,982
181	Unum Group	3,401

		18,773

	Materials - 7.9%
40	Agrium U.S., Inc.	1,843
58	Cliff’s Natural Resources, Inc.	1,583
54	Cytec Industries, Inc.	1,345
53	FMC Corp.	2,573
43	Greif, Inc.	2,202
82	Owens-Illinois, Inc. •	2,766
72	Pactiv Corp. •	1,813

		14,125

	Media - 2.2%
371	Virgin Media, Inc.	3,875

	Pharmaceuticals, Biotechnology & Life Sciences - 3.8%
48	Endo Pharmaceuticals Holdings, Inc. •	1,002
413	Impax Laboratories, Inc. •	3,098
196	King Pharmaceuticals, Inc. •	1,781
65	Theravance, Inc. •	980

		6,861

	Real Estate - 3.6%
116	BR Malls Participacoes S.A.	1,201
1,155	Chimera Investment Corp.	4,134
45	Kimco Realty Corp.	440
85	MFA Mortgage Investments, Inc.	630

		6,405

	Retailing - 4.8%
159	American Eagle Outfitters, Inc.	2,286
2,375	Buck Holdings L.P. ⌂•†	3,193
9	Genuine Parts Co.	329
74	TJX Cos., Inc.	2,685

		8,493

	Semiconductors & Semiconductor Equipment - 4.4%
47	Linear Technology Corp.	1,260
220	Teradyne, Inc. •	1,735
153	Varian Semiconductor Equipment Associates, Inc. •	4,887

		7,882

	Software & Services - 2.2%
11	CACI International, Inc. Class A •	490
51	McAfee, Inc. •	2,265
69	Western Union Co.	1,206

		3,961

1

The Hartford MidCap Value Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.4% — (continued)
	Technology Hardware & Equipment - 7.4%
188	Arrow Electronics, Inc. •		$4,837
432	Flextronics International Ltd. •		2,300
176	JDS Uniphase Corp. •		1,033
3,836	Kingboard Laminates Holdings		1,978
69	NetApp, Inc. •		1,550
182	Solar Cayman Ltd. ⌂•†		1,514
			13,212
	Transportation - 2.4%
21	Con-way, Inc.		952
492	Delta Air Lines, Inc. •		3,406
			4,358
	Utilities - 8.0%
45	Allegheny Energy, Inc.		1,137
42	Edison International		1,351
303	N.V. Energy, Inc.		3,484
163	Northeast Utilities		3,758
85	UGI Corp.		2,240
57	Wisconsin Energy Corp.		2,449
			14,419
	Total common stocks (cost $179,414)		$177,731

	Total long-term investments (cost $179,414)		$177,731

SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $28, collateralized by FNMA 4.00%, 2039, value of $28)
$28	0.20%, 7/31/2009		$28

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $537, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $548)

537	0.21%, 7/31/2009		537

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $305, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $311)

305	0.20%, 7/31/2009		305
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $176, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $180)
176	0.21%, 7/31/2009		176
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $1)
1	0.18%, 7/31/2009		1
			1,047
	Total short-term investments (cost $1,047)		$1,047

	Total investments (cost $180,461) ▲	100.0%	$178,778
	Other assets and liabilities	—%	57

	Total net assets	100.0%	$178,835

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.8% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $182,909 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$19,364
Unrealized Depreciation	(23,495)
Net Unrealized Depreciation	$(4,131)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at July 31, 2009, was $4,707, which represents 2.63% of total net assets. This calculation excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

2

The Hartford MidCap Value Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis

06/2007	2,375	Buck Holdings L.P.	$2,378
03/2007	182	Solar Cayman Ltd. - 144A	2,543

The aggregate value of these securities at July 31, 2009 was $4,707 which represents 2.63% of total net assets.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$177,731	$166,962	$6,062	$4,707
Short-Term Investments	1,047	—	1,047	—

Total	$178,778	$166,962	$7,109	$4,707

Other Financial Instruments *	$—	$—	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of	Change in			Transfers In
	October 31,	Unrealized			and/or Out of	Balance as of
	2008	Appreciation		Net Sales	Level 3	July 31, 2009

Assets:
Common Stock	$8,199	$283	*	$(190)	$(3,585)	$4,707

Total	$8,199	$283		$(190)	$(3,585)	$4,707

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $283.

3

The Hartford Money Market Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT- 2.0%
	Finance - 2.0%
	BNP Paribas Finance
$6,000	0.26%, 08/18/2009	$6,000
3,750	0.31%, 10/13/2009	3,750
	Royal Bank of Canada NY
2,500	0.27%, 08/26/2009	2,500
	Toronto-Dominion Holdings
5,250	0.50%, 11/18/2009	5,253

		17,503

	Total certificates of deposit (cost $17,503)	$17,503

COMMERCIAL PAPER - 34.6%
	Basic Materials - 1.2%
	Praxair, Inc.
$7,000	0.18%, 09/02/2009	$6,999
4,400	0.20%, 08/17/2009	4,399

		11,398

	Consumer Staples - 3.0%
	Coca Cola Co.
2,000	0.20%, 08/19/2009	2,000
2,250	0.22%, 08/21/2009	2,250
5,000	0.50%, 10/05/2009	4,995
	Colgate-Palmolive Co.
3,750	0.17%, 08/28/2009	3,750
2,750	0.18%, 08/12/2009	2,750
	Proctor & Gamble
3,500	0.20%, 08/10/2009 ▪	3,500
4,750	0.23%, 10/23/2009 ▪	4,747
3,250	0.25%, 09/14/2009 ▪	3,249

		27,241

	Energy - 1.2%
	Conocophillips
4,500	0.25%, 09/08/2009 ▪	4,499
6,750	0.27%, 09/16/2009 ▪	6,748

		11,247

	Finance - 14.0%
	Citigroup Funding, Inc.
10,250	0.20%, 09/10/2009	10,248
9,000	0.25%, 08/10/2009	8,999
	European Investment Bank
6,500	0.20%, 10/06/2009	6,498
12,250	0.21%, 08/17/2009 - 10/20/2009	12,247
	General Electric Capital Corp.
10,250	0.23%, 08/20/2009 - 09/02/2009	10,248
	JP Morgan Chase Funding, Inc.
5,000	0.20%, 08/07/2009	5,000
4,500	0.23%, 09/14/2009	4,499
2,250	0.25%, 08/31/2009	2,249
	Kreditanstalt fuer Wiederaufbau
4,750	0.17%, 08/04/2009 ▪	4,750
4,500	0.23%, 10/22/2009 ▪	4,498
5,500	0.31%, 09/24/2009 ▪	5,497
5,000	0.32%, 10/08/2009 ▪	4,997
3,500	0.33%, 08/12/2009 ▪	3,500
	Queensland Treasury Corp.
4,500	0.22%, 08/14/2009	4,500
6,250	0.24%, 10/27/2009	6,246
4,500	0.30%, 10/30/2009	4,496
3,510	0.42%, 08/31/2009	3,509
4,250	0.50%, 10/06/2009	4,246
	Rabobank USA
4,500	0.25%, 09/03/2009	4,499
1,500	0.30%, 08/21/2009	1,500
	Royal Bank of Scotland plc
6,000	0.19%, 08/27/2009	5,999
	State Street Corp.
7,000	0.22%, 08/14/2009	7,000
	Toronto-Dominion Holdings
4,250	0.35%, 10/21/2009 ▪	4,246

		129,471

	Foreign Governments - 11.3%
	British Columbia (Province of)
4,500	0.18%, 08/26/2009	4,500
10,950	0.23%, 09/01/2009 - 10/07/2009	10,946
4,000	0.28%, 10/06/2009	3,998
4,000	0.29%, 08/20/2009	3,999
	Canada (Government of)
9,750	0.23%, 10/06/2009	9,746
8,250	0.25%, 09/11/2009	8,248
5,750	0.58%, 08/07/2009	5,750
	Ontario (Province of)
8,500	0.22%, 08/04/2009	8,500
4,750	0.23%, 08/13/2009	4,750
6,250	0.24%, 09/09/2009	6,248
4,500	0.27%, 10/09/2009	4,498
4,130	0.27%, 09/30/2009 ○	4,128
	Quebec (Province of)
6,000	0.23%, 08/24/2009	5,999
9,000	0.23%, 08/31/2009 - 10/09/2009 ▪	8,997
3,250	0.24%, 10/22/2009 ▪	3,248
9,750	0.28%, 08/04/2009	9,750

		103,305

	Health Care - 1.3%
	Abbott Laboratories
5,500	0.16%, 09/02/2009 ▪	5,499
6,000	0.21%, 08/31/2009 - 09/17/2009 ▪	5,999

		11,498

	Technology - 1.3%
	Microsoft Corp.
6,400	0.16%, 08/11/2009	6,400
5,750	0.20%, 08/21/2009	5,749

		12,149

	Utilities - 1.3%
	Florida Power and Light Co.
7,000	0.19%, 08/05/2009	7,000
	Florida Power And Light Co.
4,750	0.17%, 08/13/2009	4,750

		11,750

	Total commercial paper (cost $318,059)	$318,059

1

The Hartford Money Market Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE NOTES - 3.9%
	Finance - 3.9%
	American Honda Finance Corp.
$4,250	0.76%, 09/18/2009 ▪ Δ	$4,250
	Australia & New Zealand Banking Group Ltd.
3,750	1.04%, 10/02/2009 ▪ Δ Ω	3,750
	Bank of Nova Scotia
4,750	0.57%, 08/10/2009 ▪ Δ	4,750
	International Bank for Reconstruction & Development
4,500	0.18%, 08/17/2009 ○	4,500
	John Deere Capital Corp.
3,877	0.71%, 09/01/2009 Δ	3,877
	Royal Bank of Canada
3,750	0.71%, 10/15/2009 ▪ Δ	3,750
	Royal Bank of Scotland plc
4,250	1.03%, 10/09/2009 ▪ Δ Ω	4,250
	Wachovia Bank NA
6,000	1.00%, 08/04/2009 Δ Ω	6,000

		35,127

	Total corporate notes (cost $35,127)	$35,127

OTHER POOLS AND FUNDS - 4.4%
35,251	JP Morgan U.S. Government Money Market Fund	$35,251
—	State Street Bank U.S. Government Money Market Fund	—
4,178	Wells Fargo Advantage Government Money Market Fund	4,178

	Total time deposits (cost $39,429)	$39,429

REPURCHASE AGREEMENTS - 1.8%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/03/2009 in the amount of $10,793, collateralized by U.S. Treasury Bond 6.25%, 2030, value of $11,226)
$10,793	0.18% dated 07/31/2009	$10,792
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $3,070, collateralized by U.S. Treasury Note 4.25%, 2014, value of $3,131)
3,070	0.19% dated 07/31/2009	3,070
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/03/2009 in the amount of $2,935, collateralized by U.S. Treasury Bill 3.25%, 2009, value of $2,998)
2,935	0.16% dated 07/31/2009	2,935

	Total repurchase agreements (cost $16,797)	$16,797

U.S. GOVERNMENT AGENCIES - 26.7%
	Federal Home Loan Bank - 8.8%
$13,500	0.18%, 08/21/2009 ○	$13,498
2,700	0.19%, 08/05/2009 ○	2,700
18,250	0.20%, 08/14/2009 - 09/11/2009	18,248
4,500	0.21%, 10/16/2009 ○	4,498
8,224	0.21%, 08/07/2009 - 10/14/2009	8,222
7,000	0.22%, 09/23/2009 ○	6,998
7,807	0.22%, 09/04/2009	7,805
6,746	0.23%, 10/07/2009	6,743
7,250	0.34%, 10/21/2009 ○	7,245
4,500	4.97%, 09/18/2009	4,528

		80,485

	Federal Home Loan Mortgage Corp. - 9.0%
5,000	0.14%, 08/12/2009	5,000
8,150	0.19%, 09/01/2009 - 10/05/2009 ○	8,148
9,000	0.20%, 08/17/2009 ○	8,999
13,750	0.21%, 09/14/2009 - 10/19/2009	13,746
3,750	0.22%, 09/28/2009	3,749
11,790	0.26%, 09/21/2009 - 09/23/2009	11,785
4,500	0.27%, 11/02/2009	4,497
8,000	0.28%, 08/24/2009	7,999
3,500	0.34%, 10/26/2009 ○	3,497
6,750	0.34%, 10/13/2009	6,745
8,500	0.35%, 08/03/2009	8,500

		82,665

	Federal National Mortgage Association - 8.9%
14,000	0.17%, 08/04/2009 - 08/24/2009 ○	13,999
6,250	0.18%, 09/18/2009	6,248
8,250	0.19%, 08/26/2009 - 09/25/2009	8,248
10,070	0.20%, 10/14/2009	10,066
3,000	0.21%, 10/26/2009	2,999
18,312	0.22%, 09/02/2009 - 10/07/2009	18,306
5,000	0.24%, 11/04/2009	4,997
5,000	0.25%, 09/30/2009	4,998
8,250	0.34%, 10/21/2009	8,244
2,855	0.36%, 08/31/2009 ○	2,854

		80,959

	Total U.S. government agencies (cost $244,109)	$244,109

U.S. TREASURY BILLS - 19.5%
$20,000	0.16%, 08/20/2009 ○	$19,998
25,000	0.17%, 10/08/2009 ○	24,992
50,000	0.18%, 09/15/2009 - 09/24/2009 ○	49,988
25,000	0.20%, 08/06/2009 ○	24,999
28,000	0.23%, 12/29/2009 ○	27,974
30,000	0.26%, 10/15/2009 ○	29,984

	Total U.S. treasury bills (cost $177,935)	$177,935

U.S. TREASURY NOTES - 7.2%
$13,500	3.36%, 09/15/2009	$13,552

2

The Hartford Money Market Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. TREASURY NOTES - 7.2% — (continued)
$32,000	3.50%, 08/15/2009		$32,041
17,500	3.99%, 08/31/2009		17,555
2,250	5.99%, 08/15/2009		2,255

	Total U.S. treasury notes (cost $65,403)		$65,403

CAPITAL SUPPORT AGREEMENT - 0.0%
—	Hartford Life, Inc. Capital Support Agreement Ω		$—

	Total investments (cost $914,362) ▲	100.1%	$914,362
	Other assets and liabilities	(0.1)%	(1,233)

	Total net assets	100.0%	$913,129

Note:	Percentage of investments are shown in the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in foreign securities represents 20.2% of total net assets at July 31, 2009.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2009.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2009, was $94,724, which represents 10.37% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

Ω	The Fund has entered into a Capital Support Agreement with Hartford Life, Inc. which provides that Hartford Life, Inc. will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities and such realized loss causes the Fund’s net asset value as calculated using fair values to drop below $0.9950. These securities are valued at amortized cost, which approximates fair value. See “Money Market Fund Support Agreement” in the Notes to Financial Statements in the most recent shareholder report.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Certificates of Deposit	$17,503	$—	$17,503	$—
Commercial Paper	318,059	—	318,059	—
Corporate Notes	35,127	—	35,127	—
Other Pools and Funds	39,429	39,429	—	—
Repurchase Agreements	16,797	—	16,797	—
U.S. Government Agencies	244,109	—	244,109	—
U.S. Treasury Bills	177,935	—	177,935	—
U.S. Treasury Notes	65,403	—	65,403	—

Total	$914,362	$39,429	$874,933	$—

Other Financial Instruments *	$—	$—	$—	$—

*	Capital Support Agreement with Hartford Life, Inc.

3

The Hartford Select MidCap Value Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98 9%
	Automobiles & Components - 0.4%
7	Thor Industries, Inc.	$155

	Banks - 3.5%
3	BOK Financial Corp.	130
22	CapitalSource, Inc.	104
35	Fifth Third Bankcorp	334
2	First Citizens Bancshares Class A	226
12	First Horizon National Corp.	158
56	Regions Financial Corp.	247
11	Wilmington Trust Corp.	127
17	Zion Bancorp	227

		1,553

	Capital Goods - 7.6%
6	AGCO Corp. •	183
6	Cooper Industries Ltd.	201
5	Cummins, Inc.	198
8	Eaton Corp.	413
3	Hubbell, Inc. Class B	123
7	ITT Corp.	348
3	Joy Global, Inc.	126
5	L-3 Communications Holdings, Inc.	370
13	Oshkosh Corp.	351
7	Parker-Hannifin Corp.	292
5	Quanta Services, Inc. •	123
5	Rockwell Automation, Inc.	224
4	Shaw Group, Inc. •	103
8	Thomas & Betts Corp. •	221
2	URS Corp. •	109

		3,385

	Commercial & Professional Services - 1.3%
6	Manpower, Inc.	264
9	Pitney Bowes, Inc.	190
8	R.R. Donnelley & Sons Co.	104

		558

	Consumer Durables & Apparel - 3.1%
6	Fortune Brands, Inc.	222
9	Garmin Ltd.	260
6	Jarden Corp. •	140
4	Mohawk Industries, Inc. •	201
—	NVR, Inc. •	238
4	Phillips Van-Heusen Corp.	138
3	V.F. Corp.	175

		1,374

	Consumer Services - 1.6%
10	International Game Technology	200
9	Marriott International, Inc. Class A	191
5	Penn National Gaming, Inc. •	149
8	Starwood Hotels & Resorts	182

		722

	Diversified Financials - 2.7%
25	Discover Financial Services, Inc.	296
19	Interactive Brokers Group •	363
7	Invesco Ltd.	132
20	Raymond James Financial, Inc.	411

		1,202

	Energy - 7.2%
8	BJ Services Co.	115
4	Comstock Resources, Inc. •	154
7	ENSCO International, Inc.	258
7	Exterran Holdings, Inc. •	122
5	Frontline Ltd.	107
8	Massey Energy Co.	208
7	Murphy Oil Corp.	393
17	Nabors Industries Ltd. •	287
6	Oil States International, Inc. •	163
9	Plains Exploration & Production Co. •	243
4	Pride International, Inc. •	110
7	Smith International, Inc.	166
11	Southern Union Co.	215
11	Spectra Energy Corp.	193
14	Tesoro Corp.	189
2	Tidewater, Inc.	103
3	Whiting Petroleum Corp. •	138

		3,164

	Food, Beverage & Tobacco - 5.1%
7	Brown-Forman Corp.	319
5	Bunge Ltd. Finance Corp.	329
4	Campbell Soup Co.	133
18	Constellation Brands, Inc. Class A •	249
14	Del Monte Foods Co.	139
9	Dr Pepper Snapple Group •	224
5	H.J. Heinz Co.	187
6	Hormel Foods Corp.	230
3	Molson Coors Brewing Co.	129
2	Ralcorp Holdings, Inc. •	108
21	Sara Lee Corp.	221

		2,268

	Health Care Equipment & Services - 4.4%
14	CIGNA Corp.	389
15	Hill-Rom Holdings, Inc.	248
24	Hologic, Inc. •	353
3	Humana, Inc. •	110
10	IMS Health, Inc.	124
6	Kinetic Concepts, Inc. •	174
4	MEDNAX, Inc. •	195
8	Omnicare, Inc.	179
3	Universal Health Services, Inc. Class B	145

		1,917

	Household & Personal Products - 0.3%
2	Energizer Holdings, Inc. •	147

	Insurance - 9.9%
—	Alleghany Corp. •	118
5	Allied World Assurance Holdings Ltd.	222
7	American Financial Group, Inc.	176
6	AON Corp.	225
3	Arch Capital Group Ltd. •	211
6	Aspen Insurance Holdings Ltd.	157
4	Assurant, Inc.	112
6	Axis Capital Holdings Ltd.	156
7	Cincinnati Financial Corp.	169
17	CNA Financial Corp.	283
3	Erie Indemnity Co.	112
4	Everest Re Group Ltd.	354
3	Hanover Insurance Group, Inc.	122

1

The Hartford Select MidCap Value Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9% — (continued)
	Insurance - 9.9% — (continued)
4	PartnerRe Ltd.	$257
35	Progressive Corp.	550
6	Transatlantic Holdings, Inc.	288
10	W.R. Berkley Corp.	223
—	Wesco Financial Corp.	107
1	White Mountains Insurance Group Ltd.	155
28	XL Capital Ltd. Class A	394

		4,391

	Materials - 10.4%
22	AK Steel Holding Corp.	425
1	CF Industries Holdings, Inc.	114
27	Cliff’s Natural Resources, Inc.	734
6	Compass Minerals Group, Inc.	292
4	FMC Corp.	173
31	International Paper Co.	574
6	Intrepid Potash, Inc. •	157
1	Martin Marietta Materials, Inc.	109
6	Owens-Illinois, Inc. •	187
8	Pactiv Corp. •	191
6	PPG Industries, Inc.	349
8	Reliance Steel & Aluminum	273
3	Schnitzer Steel Industries, Inc.	183
5	Sonoco Products Co.	140
16	Steel Dynamics, Inc.	263
10	United States Steel Corp.	390

		4,554

	Media - 2.5%
29	CBS Corp. Class B	236
52	Gannett Co., Inc.	366
17	Liberty Global, Inc. •	348
—	Washington Post Co. Class B	146

		1,096

	Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
6	Endo Pharmaceuticals Holdings, Inc. •	126
15	Forest Laboratories, Inc. •	377
9	PerkinElmer, Inc.	153
3	Watson Pharmaceuticals, Inc. •	104

		760

	Real Estate - 9.4%
5	Alexandria Real Estate Equities, Inc.	200
48	Annaly Capital Management, Inc.	807
2	Avalonbay Communities, Inc.	110
5	Boston Properties, Inc.	252
8	Corporate Office Properties	261
26	Duke Realty, Inc.	249
2	Essex Property Trust, Inc.	118
9	Federal Realty Investment Trust	519
5	Health Care, Inc.	218
27	Host Hotels & Resorts, Inc.	241
15	Kimco Realty Corp.	146
7	Liberty Property Trust	189
14	Plum Creek Timber Co., Inc.	435
5	Realty Income Corp.	125
4	Ventas, Inc.	131
11	Weingarten Realty Investments	176

		4,177

	Retailing - 6.4%
12	Abercrombie & Fitch Co. Class A	335
10	AutoNation, Inc. •	203
23	Chico’s FAS, Inc. •	258
13	J.C. Penney Co., Inc.	392
20	Liberty Media — Interactive A •	136
20	Limited Brands, Inc.	264
31	Macy’s, Inc.	424
3	Sears Holdings Corp. •	196
4	Sherwin-Williams Co.	219
9	Tiffany & Co.	271
10	Williams-Sonoma, Inc.	134

		2,832

	Semiconductors & Semiconductor Equipment - 3.2%
66	Advanced Micro Devices, Inc. •	240
41	Atmel Corp. •	173
27	Integrated Device Technology, Inc. •	182
10	Intersil Corp.	136
43	LSI Corp. •	222
51	Micron Technology, Inc. •	323
16	PMC — Sierra, Inc. •	149

		1,425

	Software & Services - 2.6%
7	Amdocs Ltd. •	158
9	Autodesk, Inc. •	187
13	Broadridge Financial Solutions, Inc.	228
10	CA, Inc.	216
10	Nuance Communications, Inc. •	127
10	Synopsys, Inc. •	204

		1,120

	Technology Hardware & Equipment - 3.8%
21	Ciena Corp. •	231
54	JDS Uniphase Corp. •	319
15	Lexmark International, Inc. ADR •	211
10	SanDisk Corp. •	180
20	Sun Microsystems, Inc. •	185
3	Technology Data Corp. •	119
29	Tellabs, Inc. •	166
34	Xerox Corp.	277

		1,688

	Telecommunication Services - 2.5%
19	CenturyTel, Inc.	585
12	NII Holdings, Inc. Class B •	274
39	Qwest Communications International, Inc.	151
14	Windstream Corp.	124

		1,134

	Transportation - 0.4%
4	Con-way, Inc.	182

	Utilities - 8.9%
7	American Water Works Co., Inc.	146
23	Calpine Corp. •	301
13	CenterPoint Energy, Inc.	152
14	CMS Energy Corp.	184
4	Consolidated Edison, Inc.	140
7	DPL, Inc.	158
4	Edison International	126
15	Mirant Corp. •	273
17	N.V. Energy, Inc.	199

2

The Hartford Select MidCap Value Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.9% — (continued)
	Utilities - 8.9% — (continued)
7	NRG Energy, Inc. •		$177
5	OGE Energy Corp.		144
5	Oneok, Inc.		172
5	Pinnacle West Capital Corp.		154
7	Progress Energy, Inc.		260
7	Questar Corp.		225
7	SCANA Corp.		233
7	Sempra Energy		349
6	UGI Corp.		169
3	Wisconsin Energy Corp.		122
13	Xcel Energy, Inc.		261

			3,945

	Total common stocks (cost $42,846)		$43,749

	Total long-term investments (cost $42,846)		$43,749

SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.9%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/03/2009 in the amount of $263, collateralized by U.S. Treasury Bond 6.25%, 2030, value of $274)
$263	0.18%, 7/31/2009		$263
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $75, collateralized by U.S. Treasury Note 4.25%, 2014, value of $76)
75	0.19%, 7/31/2009		75
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/03/2009 in the amount of $72, collateralized by U.S. Treasury Bill 3.25%, 2009, value of $73)
72	0.16%, 7/31/2009		72

			410

	U.S. Treasury Bills - 0.2%
100	0.18%, 10/15/2009▞○		100

	Total short-term investments (cost $510)		$510

	Total investments (cost $43,356) ▲	100.0%	$44,259
	Other assets and liabilities	—%	(8)

	Total net assets	100.0%	$44,251

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $44,730 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,340
Unrealized Depreciation	(4,811)

Net Unrealized Depreciation	$(471)

•	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

▞	Security pledged as initial margin deposit for open futures contracts at July 31, 2009.
Futures Contracts Outstanding at July 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P Mid 400 Mini	6	Long	Sep 2009	$19

*	The number of contracts does not omit 000’s.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$43,749	$43,749	$—	$—
Short-Term Investments	510	—	510	—

Total	$44,259	$43,749	$510	$—

Other Financial Instruments *	$19	$19	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

3

The Hartford Select SmallCap Value Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.1%
	Automobiles & Components - 0.7%
6	Dana Holding Corp. •	$21
2	Lear Corp. •	1
6	Modine Manufacturing Co.	49
2	Spartan Motors, Inc.	17
1	Standard Motor Products	9
4	Stoneridge, Inc. •	19
1	Superior Industries International	14
1	Tenneco Automotive, Inc. •	11
16	Thor Industries, Inc.	371

		512

	Banks - 7.3%
—	Alliance Financial Corp.	11
—	Ames National Corp.	8
2	Arrow Financial Corp.	52
4	Banco Latinoamericano de Exportaciones S.A. ADR Class E	55
1	Bank of the Ozarks, Inc.	20
3	Bankfinancial Corp.	35
—	Bar HBR Bancshares	3
1	Berkshire Hills Bancorp, Inc.	26
—	Brooklyn Federal Bancorp, Inc.	5
1	Bryn Mawr Bank Corp.	22
1	Camden National Corp.	44
107	Cathay General Bancorp	980
2	Chemical Financial Corp.	48
2	Citizens & Northern Corp.	47
2	City Holding Co.	70
2	Clifton Savings Bancorp, Inc.	23
1	CNB Financial Corp.	9
1	Community Bank System, Inc.	11
1	Community Trust Bancorp, Inc.	14
74	CVB Financial Corp.	554
5	Dime Community Bancshares	56
4	East West Bancorp, Inc.	39
—	ESB Financial Corp.	6
2	Farmers Capital Bank Corp.	39
1	First Bancorp, Inc.	25
3	First Commonwealth Financial Corp.	20
1	First Defiance Financial Corp.	9
3	First Financial Bancorp	23
—	First Financial Bankshares, Inc.	11
1	First Financial Holdings	19
6	First Financial Northwest	47
—	First Long Island Corp.	8
7	FirstMerit Corp.	133
13	FNB Corp.	97
5	Fox Chase Bancorp, Inc. •	46
—	German American Bancorp, Inc.	7
4	Glacier Bancorp	58
1	Great Southern Bancorp, Inc.	19
1	Hancock Holding Co.	48
—	Home Bancorp, Inc. •	2
1	Home Bancshares, Inc.	26
—	Iberiabank Corp.	9
40	International Bancshares Corp.	525
4	Investors Bancorp, Inc. •	36
4	Kearny Financial Corp.	49
5	Lakeland Bancorp, Inc.	49
1	Lakeland Financial Corp.	25
2	MainSource Financial Group, Inc.	11
—	Merchants Bancshares	7
3	MGIC Investment Corp.	18
—	NASB Financial, Inc.	11
—	National Bankshares, Inc.	8
9	National Penn Bancshares, Inc.	47
4	NBT Bancorp	80
3	Newalliance Bancs	39
2	Northfield Bancorp, Inc.	26
4	Oceanfirst Financial Corp.	43
1	Ocwen Financial Corp. •	20
4	Old National Bankcorp	40
1	Oriental Financial Group, Inc.	17
—	Orrstown Financial Services, Inc.	9
4	PacWest Bancorp	69
—	Park National Corp.	25
1	Peapack-Gladstone Financial	25
2	Peoples Bancorp, Inc.	35
2	Prosperity Bancshares, Inc.	54
4	Provident Financial Services, Inc.	49
4	Renasant Corp.	52
2	Republic Bancorp, Inc.	53
—	Rockville Financial, Inc.	4
3	S&T Bancorp, Inc.	37
1	S.Y. Bancorp, Inc.	29
4	Santander Bancorp	21
1	SCBT Financial Corp.	26
1	Simmons First National Corp.	42
2	Southside Bancshares, Inc.	56
—	State Bancorp, Inc.	3
3	Sterling Bancorp NY	20
8	Sterling Bancshares, Inc.	62
1	Suffolk Bancorp	43
—	Sun Bancorp, Inc. •	1
6	Susquehanna Bancshares, Inc.	34
58	Synovus Financial Corp.	204
2	Towne Bank	33
2	Trustco Bank Corp.	11
6	Trustmark Corp.	115
3	UMB Financial Corp.	114
3	United Bankshares, Inc.	52
3	United Financial Bancorp, Inc.	40
2	Univest Corp.	41
1	Washington Trust Bancorp	9
1	West Bancorporation, Inc.	5
—	Westamerica Banco	5
45	Zion Bancorp	611

		5,824

	Capital Goods - 9.8%
—	AAR Corp. •	4
1	Actuant Corp. Class A	14
1	Aircastle Ltd.	9
1	Albany International Corp. Class A	14
2	American Rail Car Industries, Inc.	16
1	American Woodmark Corp.	19

1

The Hartford Select SmallCap Value Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.1% — (continued)
	Capital Goods - 9.8% — (continued)
—	Ameron International Corp.	$7
16	AMETEK, Inc.	502
6	Apogee Enterprises	80
1	Applied Industrial Technologies, Inc.	15
1	Arfon, Inc. •	21
2	Baldor Electric Co.	51
8	Barnes Group, Inc.	105
4	Beacon Roofing Supply, Inc. •	59
1	Belden, Inc.	16
2	Brady Corp. Class A	60
—	Cascade Bancorp	5
4	Ceradyne, Inc. •	77
1	CIRCOR International, Inc.	21
30	Clarcor, Inc.	1,007
2	Colfax Corp. •	23
3	Ducommun, Inc.	45
4	Dycom Industries, Inc. •	51
—	DynCorp International, Inc. •	6
4	EMCOR Group, Inc. •	104
4	Encore Wire Corp.	93
8	EnerSys •	156
4	Enpro Industries, Inc. •	69
7	Federal Signal Corp.	59
2	Flow International Corp. •	4
1	Freighter America, Inc.	20
1	Gibralter Industries, Inc.	9
22	Graco, Inc.	549
8	GrafTech International Ltd. •	110
2	Graham Corp.	30
2	Granite Construction, Inc.	80
4	Greenbrier Cos.	37
4	Griffon Corp. •	42
5	H & E Equipment Services, Inc. •	54
37	Hexcel Corp. •	372
35	Huttig Building Products, Inc. ⌂•	31
—	Insituform Technologies, Inc. •	7
1	Insteel Industries, Inc.	9
2	Interline Brands, Inc. •	29
4	John Bean Technologies Corp.	55
3	Kadant, Inc. •	39
1	L.B. Foster Co. Class A •	27
—	Layne Christensen Co. •	7
23	Lincoln Electric Holdings, Inc.	987
2	Mueller Industries, Inc.	57
15	Mueller Water Products, Inc.	57
—	Nacco Industries, Inc. Class A	4
1	Nordson Corp.	36
48	Pike Electric Corp. •	502
1	Regal-Beloit Corp.	67
4	Robbins & Myers, Inc.	82
20	Roper Industries, Inc.	937
5	SauerDanfoss, Inc.	27
2	Standex International	21
2	Sterling Construction Co., Inc. •	38
1	TAL International Group, Inc.	13
6	Tredegar Corp.	93
2	Trimas Corp. •	7
2	Triumph Group, Inc.	60
1	Tutor Perini Corp. •	24
2	Twin Disc, Inc.	13
3	United Rentals, Inc. •	22
12	Wabtec Corp.	404
8	Watts Water Technologies, Inc.	210

		7,880

	Commercial & Professional Services - 7.5%
66	ABM Industries, Inc.	1,391
20	ATC Technology Corp. •	429
1	CDI Corp.	18
9	Comfort Systems USA, Inc.	106
16	Copart, Inc. •	565
1	Cornell Companies, Inc. •	22
2	Courier Corp.	40
—	CRA International, Inc. •	5
1	Deluxe Corp.	17
1	EnergySolutions, Inc.	6
—	First Advantage Corp. •	5
2	G & K Services, Inc. Class A	46
1	GP Strategies Corp. •	7
2	Heidrick & Struggles International, Inc.	46
1	HNI Corp.	22
4	Kelly Services, Inc.	48
1	Korn/Ferry International •	19
55	McGrath RentCorp	1,061
2	MPS Group, Inc. •	20
5	On Assignment, Inc. •	23
23	Resources Connection, Inc. •	340
26	School Specialty, Inc. •	582
42	Schwak, Inc.	304
6	Spherion Corp. •	34
4	Standard Register Co.	14
1	TrueBlue, Inc. •	13
15	United Stationers, Inc. •	696
1	Viad Corp.	22
8	Waste Services, Inc. •	40
1	Watson Wyatt Worldwide, Inc.	43

		5,984

	Consumer Durables & Apparel - 3.6%
1	American Greetings Corp. Class A	13
1	Blyth, Inc.	59
9	Brunswick Corp.	62
3	Callaway Golf Co.	20
3	Carter’s, Inc. •	84
30	Cherokee, Inc.	611
7	Crocs, Inc. •	25
—	CSS Industries, Inc.	7
27	Eastman Kodak Co.	80
2	Hooker Furniture Corp.	33
1	Iconix Brand Group, Inc. •	18
2	Jones Apparel Group, Inc.	23
9	Liz Claiborne, Inc.	29
1	Meritage Homes Corp. •	23
2	Oxford Industries, Inc.	20
2	Perry Ellis International •	16

2

The Hartford Select SmallCap Value Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.1% — (continued)
	Consumer Durables & Apparel - 3.6% — (continued)
15	Quiksilver, Inc. •	$32
33	RC2 Corp. •	504
2	Ryland Group, Inc.	49
1	Sturm Ruger & Co., Inc.	14
54	Tempur-Pedic International, Inc.	799
6	Timberland Co. Class A •	79
1	Unifirst Corp.	37
1	Universal Electronics, Inc. •	11
23	Volcom, Inc. •	279

		2,927

	Consumer Services - 3.1%
4	Bob Evans Farms, Inc.	121
30	Burger King Holdings, Inc.	502
1	Churchill Downs, Inc.	26
1	Domino’s Pizza, Inc. •	7
—	Frischs Restaurants, Inc.	3
3	Gaylord Entertainment Co. •	40
1	Great Wolf Resorts, Inc. •	3
1	Interval Leisure Group, Inc. •	10
3	Marcus Corp.	38
31	Matthews International Corp. Class A	956
3	Multimedia Games, Inc. •	15
5	O’ Charley’s, Inc.	51
16	Papa John’s International, Inc. •	417
4	Pinnacle Entertainment, Inc. •	35
1	Red Robin Gourmet Burgers, Inc. •	26
3	Regis Corp.	47
3	Ruth’s Hospitality Group, Inc. •	10
2	Speedway Motorsports, Inc.	26
3	Steiner Leisure Ltd. •	83
1	Vail Resorts, Inc. •	31

		2,447

	Consumer Staples - 0.0%
—	Seaboard Corp.	12

	Diversified Financials - 5.2%
7	Advance America Cash Advance Centers, Inc.	36
3	Allied Capital Corp.	12
5	American Capital Ltd.	17
1	Ampal-American Israel Corp. A Shares •	2
11	Apollo Investment Corp.	75
148	Ares Capital Corp.	1,338
2	Blackrock Kelso Capital Corp.	15
1	Calamos Asset Management, Inc.	18
2	Cash America International, Inc.	66
5	Compass Diversified Holdings	49
—	Credit Acceptance Corp. •	8
1	Encore Capital Group, Inc. •	12
42	Federated Investors, Inc.	1,089
4	Fifth Street Finance Corp.	41
29	Financial Federal Corp.	584
1	Gladstone Capital Corp.	6
7	Hercules Technology Growth	69
5	Knight Capital Group, Inc. •	100
8	LaBranche & Co., Inc. •	31
3	MCG Capital Corp.	11
4	MF Global Ltd. •	25
2	Nelnet, Inc. •	27
2	Newstar Financial, Inc. •	5
2	Oppenheimer Holdings — Class A	42
3	PennantPark Investment Corp.	26
2	Penson Worldwide, Inc. •	24
5	PHH Corp. •	88
1	Pico Holdings, Inc. •	36
—	Piper Jaffray Cos. •	5
3	Prospect Capital Corp.	27
10	Raymond James Financial, Inc.	208
1	TradeStation Group, Inc. •	10
2	Virtus Investment Partners, Inc. •	26

		4,128

	Energy - 6.3%
1	Approach Resources, Inc. •	5
5	ATP Oil & Gas Corp. •	40
4	Basic Energy Services, Inc. •	30
1	Berry Petroleum Co.	33
4	Bill Barrett Corp. •	115
1	Bristow Group, Inc. •	43
13	Cal Dive International, Inc. •	119
31	Carbo Ceramics, Inc.	1,297
6	Complete Production Services, Inc. •	52
1	Contango Oil & Gas Co. •	23
6	CVR Energy, Inc. •	51
4	Delek U.S. Holdings, Inc.	34
11	DHT Maritime, Inc.	57
1	Goodrich Petroleum Corp. •	34
13	Gran Tierra Energy Corp. •	48
13	Hercules Offshore, Inc. •	59
2	Hornbeck Offshore Services, Inc. •	37
7	International Coal Group, Inc. •	22
5	ION Geophysical Corp. •	13
13	Key Energy Services, Inc. •	89
—	Lufkin Industries, Inc.	15
4	Newpark Resources, Inc. •	9
8	Oceaneering International, Inc. •	407
1	Parker Drilling Co. •	7
3	Penn Virginia Corp.	50
4	Petroleum Development Corp. •	66
6	Pioneer Drilling Co. •	25
22	Quicksilver Resources, Inc. •	252
1	Superior Well Services, Inc. •	8
45	TETRA Technologies, Inc. •	345
2	TGC Industries, Inc. •	10
4	Union Drilling, Inc. •	30
5	Vaalco Energy, Inc. •	23
1	W&T Offshore, Inc.	12
13	Western Refining, Inc.	85
1	Westmoreland Coal Co. •	9
35	World Fuel Services Corp.	1,548

		5,102

	Food & Staples Retailing - 0.3%
3	Casey’s General Stores, Inc.	92
5	Great Atlantic & Pacific Tea Co., Inc. •	28
3	Pantry, Inc. •	46

3

The Hartford Select SmallCap Value Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.1% — (continued)
	Food & Staples Retailing - 0.3% — (continued)
1	Susser Holdings •	$14
2	Winn-Dixie Stores, Inc. •	28

		208

	Food, Beverage & Tobacco - 2.1%
1	American Italian Pasta Co. •	19
5	B&G Foods, Inc. Class A	43
3	Chiquita Brands International, Inc. •	32
21	Flowers Foods, Inc.	485
1	Fresh Del Monte Produce, Inc. •	19
9	J&J Snack Foods Corp.	369
—	Omega Protein Corp. •	1
9	Ralcorp Holdings, Inc. •	540
—	Seneca Foods Corp. •	10
2	TreeHouse Foods, Inc. •	71
3	Universal Corp.	99

		1,688

	Health Care Equipment & Services - 7.6%
1	Alliance Healthcare Services, Inc. •	6
3	Allied Healthcare International •	7
9	Amedisys, Inc. •	403
52	AMN Healthcare Services, Inc. •	379
2	AmSurg Corp. •	46
2	Cantel Medical Corp. •	30
2	Cardiac Science Corp. •	6
4	Centene Corp. •	86
10	Chemed Corp.	441
11	Cooper Co., Inc.	288
7	Emergency Medical Services •	262
3	Gentiva Health Services, Inc. •	55
2	Greatbatch, Inc. •	53
6	Healthspring, Inc. •	78
8	ICU Medical, Inc. •	321
6	Invacare Corp.	131
4	inVentiv Health, Inc. •	60
5	Kindred Healthcare, Inc. •	69
18	Landauer, Inc.	1,211
1	Magellan Health Services, Inc. •	39
2	MedCath Corp. •	24
3	Molina Healthcare, Inc. •	67
7	NightHawk Radiology Holdings, Inc. •	35
30	Owens & Minor, Inc.	1,334
1	Rehabcare Group, Inc. •	24
2	Res-Care, Inc. •	23
1	Skilled Healthcare Group •	11
1	Sun Healthcare Group, Inc. •	8
2	Symmetry Medical, Inc. •	15
3	Tomotherapy, Inc. •	10
1	Triple-S Management Corp., Class B •	19
2	Universal American Financial Corp. •	16
1	Wellcare Health Plans, Inc. •	29
21	Young Innovations, Inc.	534

		6,120

	Household & Personal Products - 2.7%
5	Central Garden & Pet Co. Class A •	54
16	Chattem, Inc. •	1,015
1	Inter Parfums, Inc.	15
8	Prestige Brands Holdings, Inc. •	54
—	Schiff Nutrition International •	2
33	WD40 Co.	1,006

		2,146

	Insurance - 3.1%
8	American Equity Investment Life Holding Co.	59
—	American Physicians Capital, Inc.	1
1	Amerisafe, Inc. •	23
5	Amtrust Financial Services	62
2	Argo Group International Holdings Ltd. •	76
3	CNA Surety Corp. •	40
24	Conseco, Inc. •	76
3	Delphi Financial Group Class A	77
5	Employers Holdings, Inc.	71
3	FBL Financial Group Class A	26
3	First Mercury Financial Corp.	45
5	Flagstone Reinsurance Holdings	50
3	Greenlight Capital Re Ltd. Class A •	51
2	Hallmark Financial Services, Inc. •	14
2	Harleysville Group, Inc.	52
41	Horace Mann Educators Corp.	466
2	Infinity Property & Casualty Corp.	63
4	IPC Holdings Ltd.	127
9	Maiden Holdings Ltd.	67
5	Max Capital Group Ltd.	95
8	Montpelier Re Holdings Ltd.	131
4	National Financial Partners Corp.	29
—	Navigators Group, Inc. •	10
15	Phoenix Cos.	32
4	Platinum Underwriters Holdings Ltd.	145
3	PMA Capital Corp. Class A •	17
3	ProAssurance Corp. •	138
2	Safety Insurance Group, Inc.	64
2	Seabright Insurance Holdings •	20
24	Selective Insurance Group	351
—	Zenith National Insurance Corp.	2

		2,480

	Materials - 3.2%
7	A. Schulman, Inc.	145
17	Balchem Corp.	472
1	Brush Engineered Materials, Inc. •	17
5	Buckeye Technologies, Inc. •	33
3	BWAY Holding Co. •	53
1	Century Aluminum Co. •	9
3	Domtar Corp. •	51
50	Glatfelter	522
1	H.B. Fuller Co.	14
1	Hawkins, Inc.	21
4	Headwaters, Inc. •	13
13	Hecla Mining Co. •	39
4	Horsehead Holding Corp. •	45
1	Innophos Holdings, Inc.	26
2	Innospec, Inc.	19
4	Louisiana-Pacific Corp.	15
1	Minerals Technologies, Inc.	60
2	Myers Industries	21

4

The Hartford Select SmallCap Value Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.1% — (continued)
	Materials - 3.2% — (continued)
21	Neenah Paper, Inc.	$201
9	Olin Corp.	121
4	OM Group, Inc. •	120
5	PolyOne Corp. •	19
3	Rock Tenn Co. Class A	125
1	RTI International Metals, Inc. •	19
3	Schweitzer-Mauduit International, Inc.	82
6	Sensient Technologies Corp.	142
3	Solutia, Inc. •	28
8	Spartech Corp.	101
5	Stillwater Mining Co. •	32
1	Universal Stainless & Alloy Products •	23
7	Worthington Industries, Inc.	90

		2,678

	Media - 0.3%
3	Belo Corp. Class A	9
3	Crown Media Holdings, Inc. •	6
1	Global Sources Ltd. •	4
6	Harte-Hanks, Inc.	65
5	Journal Communications, Inc.	13
2	Knology, Inc. •	15
2	Lin TV Corp. •	3
6	LodgeNet Interactive Corp. •	27
14	Mediacom Communications Corp. •	69
1	National Cinemedia, Inc.	9
4	Valassis Communications, Inc. •	43

		263

	Pharmaceuticals, Biotechnology & Life Sciences - 1.6%
3	Affymetrix, Inc. •	27
3	Albany Molecular Research, Inc. •	30
5	Bio-Rad Laboratories, Inc. Class A •	395
3	Celera Corp. •	16
13	Covance, Inc. •	703
1	Facet Biotech Corp. •	13
7	KV Pharmaceutical Co. •	15
—	Martek Biosciences Corp.	2
4	Maxygen, Inc. •	32
2	SuperGen, Inc. •	5
5	ViroPharma, Inc. •	40

		1,278

	Real Estate - 4.6%
1	American Campus Communities, Inc.	25
9	Anthracite Capital, Inc.	5
12	Anworth Mortgage Asset Corp.	92
20	Ashford Hospitality	60
5	Associated Estates Realty	29
2	Biomed Realty Trust, Inc.	20
11	CapLease, Inc.	33
6	Capstead Mortgage Corp.	80
9	CBL & Associates Properties	52
5	Cedar Shopping Court	27
5	Colonial Properties Trust	38
1	Cousins Properties, Inc.	11
10	DCT Industrial Trust, Inc.	45
6	Developers Diversified Realty Corp.	34
12	Diamondrock Hospitality	84
7	Education Realty Trust, Inc.	34
55	Entertainment Properties Trust	1,513
4	Extra Space Storage, Inc.	33
16	Felcor Lodging Trust, Inc.	37
5	First Industrial Realty Trust, Inc.	20
5	First Potomac Realty Trust	48
1	Franklin Street Properties Corp.	13
3	Getty Realty Corp.	64
—	Gladstone Commercial Corp.	5
1	Hatteras Financial Corp.	26
1	Healthcare Realty Trust, Inc.	20
5	Hersha Hospitality Trust	12
5	Highwoods Properties, Inc.	134
2	Home Properties of New York, Inc.	58
5	Inland Real Estate Corp.	35
25	iStar Financial, Inc.	61
1	Kilroy Realty Corp.	21
7	Kite Realty Group Trust	21
1	LaSalle Hotel Properties	8
14	Lexington Realty Trust	58
8	Medical Properties Trust, Inc.	54
20	MFA Mortgage Investments, Inc.	146
2	Mid-America Apartment Communities, Inc.	69
3	National Health Investors, Inc.	93
4	National Retail Properties, Inc.	83
2	Omega Healthcare Investors	30
1	Parkway Properties, Inc.	18
6	Penn Real Estate Investment Trust	30
1	PS Business Parks, Inc.	77
4	Redwood Trust, Inc.	70
2	Resource Capital Corp.	7
1	Sun Communities, Inc.	8
12	Sunstone Hotel Investors, Inc.	65
4	U-Store-It	20
1	Walter Investment Management •	7
1	Washington Real Estate Investment Trust	26

		3,659

	Retailing - 3.1%
3	Asbury Automotive Group	48
1	Books-A-Million, Inc.	10
132	Borders Group, Inc. •	523
2	Brown Shoe Co., Inc.	18
3	Build-A-Bear Workshop, Inc. •	16
3	Charming Shoppes, Inc. •	15
5	Collective Brands, Inc. •	84
1	Core-Mark Holding Co., Inc. •	35
6	Dillard’s, Inc.	64
2	Dress Barn, Inc. •	26
2	DSW, Inc. •	23
1	Genesco, Inc. •	25
20	Group 1 Automotive, Inc.	589
10	Gymboree Corp. •	410
12	Hot Topic, Inc. •	90
3	Lithia Motors, Inc.	31
3	Men’s Wearhouse, Inc.	72
12	New York & Co., Inc. •	41
7	OfficeMax, Inc.	65

5

The Hartford Select SmallCap Value Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.1% — (continued)
	Retailing - 3.1% — (continued)
2	Orbitz Worldwide, Inc. •	$6
11	Pacific Sunwear of California, Inc. •	36
9	Rent-A-Center, Inc. •	192
9	Retail Ventures, Inc. •	30
1	Sally Beauty Co., Inc. •	10
1	Shoe Carnival, Inc. •	17
2	Sonic Automotive, Inc.	25

		2,501

	Semiconductors & Semiconductor Equipment - 2.7%
4	Anadigics, Inc. •	15
3	Brooks Automation, Inc. •	19
1	Cymer, Inc. •	22
7	DSP Group, Inc. •	62
340	Entegris, Inc. •	1,267
2	Exar Corp. •	15
2	Microtune, Inc. •	5
1	Pericom Semiconductor Corp. •	12
11	Photronics, Inc. •	58
6	RF Micro Devices, Inc. •	32
19	Silicon Storage Technology, Inc. •	35
6	Trident Microsystems, Inc. •	11
10	TriQuint Semiconductor, Inc. •	73
17	Varian Semiconductor Equipment Associates, Inc. •	545
1	Veeco Instruments, Inc. •	9
1	Zoran Corp. •	7

		2,187

	Software & Services - 8.8%
10	Acxiom Corp.	94
2	CACI International, Inc. Class A •	77
14	Cass Information Systems, Inc.	492
2	CIBER, Inc. •	6
23	Computer Services, Inc.	795
3	CSG Systems International, Inc. •	43
37	DealerTrack Holdings, Inc. •	724
1	Deltek, Inc. •	6
3	DivX, Inc. •	15
14	Earthlink, Inc. •	122
—	Euronet Worldwide, Inc. •	8
5	Fair Isaac, Inc.	92
6	Global Cash Access, Inc. •	58
3	Internap Network Services Corp. •	10
3	JDA Software Group, Inc. •	57
10	Lawson Software, Inc. •	57
—	MAXIMUS, Inc.	9
2	Ness Technologies, Inc. •	11
3	Perficient, Inc. •	20
8	Perot Systems Corp. Class A •	134
1	Pervasive Software, Inc. •	5
8	Quest Software, Inc. •	110
19	Solera Holdings, Inc. •	512
5	SonicWALL, Inc. •	35
52	Syntel, Inc.	2,046
20	Tibco Software, Inc. •	178
153	Unisys Corp. •	274
10	United Online, Inc.	89
102	VeriFone Holdings, Inc. •	919
8	Web.com Group, Inc. •	46

		7,044

	Technology Hardware & Equipment - 4.7%
30	3Com Corp. •	111
10	ADC Telecommunications, Inc. •	74
4	ADTRAN, Inc.	85
10	Arris Group, Inc. •	119
46	Avid Technology, Inc. •	566
5	Avocent Corp. •	78
10	Benchmark Electronics, Inc. •	163
1	Black Box Corp.	17
7	Cogo Group, Inc. •	46
2	Coherent, Inc. •	36
7	Cray, Inc. •	55
2	CTS Corp.	17
1	Digi International, Inc. •	13
56	Electronics for Imaging, Inc. •	633
3	Harmonic, Inc. •	23
13	Harris Stratex Networks Class A •	91
3	Insight Enterprises, Inc. •	33
45	Jabil Circuit, Inc.	408
6	Methode Electronics, Inc.	49
2	Netgear, Inc. •	31
1	PC Connection, Inc. •	6
1	PC Mall, Inc. •	11
5	PC-Tel, Inc. •	37
14	Plantronics, Inc.	340
11	Plexus Corp. •	291
—	Polycom, Inc. •	6
1	Scansource, Inc. •	40
1	SeaChange International, Inc. •	7
1	Spectrum Control, Inc. •	6
5	Symmetricom, Inc. •	30
3	SYNNEX Corp. •	85
6	Technitrol, Inc.	42
3	Tekelec •	60
9	TTM Technologies, Inc. •	88
8	UTStarcom, Inc. •	14

		3,711

	Telecommunication Services - 0.8%
21	Cincinnati Bell, Inc. •	64
2	D & E Communications, Inc.	20
12	FairPoint Communications, Inc.	7
54	General Communication, Inc. Class A •	370
3	Global Crossing Ltd. •	35
3	Syniverse Holdings, Inc. •	47
6	USA Mobility, Inc.	80

		623

	Transportation - 3.7%
2	Air Transport Services Group, Inc. •	7
3	Alaska Air Group, Inc. •	71
—	Amerco •	4
—	Arkansas Best Corp.	7
5	Atlas Air Worldwide Holdings, Inc. •	135
2	Avis Budget Group, Inc. •	20

6

The Hartford Select SmallCap Value Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 95.1% — (continued)
	Transportation - 3.7% — (continued)
4	Celadon Group, Inc. •		$37
3	Dollar Thrifty Automotive Group, Inc. •		56
23	Forward Air Corp.		520
4	Heartland Express, Inc.		67
3	JetBlue Airways Corp. •		14
3	Knight Transportation, Inc.		51
44	Landstar System, Inc.		1,599
8	Pacer International, Inc.		21
4	Republic Airways Holdings, Inc. •		18
3	Saia, Inc. •		47
9	SkyWest, Inc.		119
3	Ultrapetrol Bahamas Ltd. •		14
—	USA Truck, Inc. •		4
5	Werner Enterprises, Inc.		93

			2,904

	Utilities - 2.3%
4	Avista Corp.		75
4	Black Hills Corp.		91
1	California Water Service Group		22
1	Central Vermont Public Service Corp.		13
1	CH Energy Group		49
1	Chesapeake Utilities Corp.		28
25	El Paso Electric Co. •		379
1	Empire District Electric Co.		11
2	IDACORP, Inc.		50
1	MGE Energy, Inc.		43
5	New Jersey Resources Corp.		177
—	Nicor, Inc.		11
6	NorthWestern Corp.		157
2	Piedmont Natural Gas		37
5	PNM Resources, Inc.		57
7	Portland General Electric Co.		142
4	South Jersey Industries, Inc.		163
6	Southwest Gas Corp.		138
5	UniSource Energy Corp.		148
2	WGL Holdings, Inc.		64

			1,855

	Total common stocks (cost $83,487)		$76,161

PREFERRED STOCKS - 0.4%
	Banks - 0.4%
—	East West Bancorp, Inc., 8.00% ۞⌂		$378

	Total preferred stocks (cost $482)		$378

	Total long-term investments (cost $83,969)		$76,539

	Investment Pools and Funds - 3.7%
726	Federated Investors Prime Obligations Fund		$726
2,219	State Street Bank Money Market Fund		2,219

			2,945

	Total short-term investments (cost $2,945)		$2,945

	Total investments (cost $86,914) ▲	99.2%	$79,484
	Other assets and liabilities	0.8%	622

	Total net assets	100.0%	$80,106

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.2% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $87,681 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,567
Unrealized Depreciation	(15,764)

Net Unrealized Depreciation	$(8,197)

•	Currently non-income producing.

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
04/2008	—	East West Bancorp, Inc., 8.00%	$482
08/2006 - 05/2007	35	Huttig Building Products, Inc.	200

The aggregate value of these securities at July 31, 2009 was $409 which represents 0.51% of total net assets.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

7

The Hartford Select SmallCap Value Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
Futures Contracts Outstanding at July 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell 2000 Mini	11	Long	Sep 2009	$65

*	The number of contracts does not omit 000’s.
Cash of $44 was pledged as initial margin deposit for open futures contracts at July 31, 2009.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$76,161	$76,161	$—	$—
Preferred Stocks	378	—	378	—
Short-Term Investments	2,945	2,945	—	—

Total	$79,484	$79,106	$378	$—

Other Financial Instruments *	$65	$65	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

8

The Hartford Short Duration Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 21.9%
	Finance - 21.9%
	American Express Credit Account Master Trust
$1,000	0.68%, 01/15/2013 ▪Δ	$961
	AmeriCredit Automobile Receivables Trust
643	4.47%, 01/12/2012	647
595	5.04%, 05/06/2011	588
92	5.21%, 10/06/2011	92
468	5.42%, 08/08/2011	477
	Bayview Commercial Asset Trust
353	1.28%, 01/25/2035 ▪Δ	136
5,931	7.00%, 07/25/2037 ⌂►	445
10,731	7.18%, 01/25/2037 ⌂►†	894
10,008	7.50%, 09/25/2037 ⌂►	808
	Bayview Financial Acquisition Trust
949	4.91%, 02/25/2033 ⌂	908
2,000	5.64%, 11/28/2036	1,280
	Bear Stearns Asset Backed Securities, Inc.
591	5.16%, 09/25/2033 ⌂	308
	Bear Stearns Commercial Mortgage Securities, Inc.
18,959	4.12%, 11/11/2041 ⌂►	311
48,676	4.65%, 02/11/2041 ⌂►	328
105,307	6.25%, 12/11/2040 ⌂►	274
	Capital Automotive Receivables Asset Trust
800	5.55%, 01/18/2011	804
200	5.77%, 05/20/2010 ▪	200
225	6.15%, 04/20/2011 ▪	224
1,000	6.35%, 03/17/2014 ▪	760
	Capital One Multi-Asset Execution Trust
1,000	1.59%, 03/15/2013 Δ	1,003
	Capital One Prime Automotive Receivables Trust
1,000	5.68%, 06/15/2014	851
	Carmax Automotive Owner Trust
1,000	6.12%, 07/15/2013	878
	CBA Commercial Small Balance Commercial Mortgage
9,692	3.00%, 01/25/2039 ⌂►	775
17,667	4.79%, 12/25/2036 ⌂†Δ	687
17,943	7.00%, 07/25/2035 - 06/25/2038 ⌂►†	1,130
	Chase Commercial Mortgage Securities Corp.
2,079	7.63%, 07/15/2032 Δ	2,143
	Chase Issuance Trust
1,500	1.09%, 06/15/2012 Δ	1,500
	Citibank Credit Card Issuance Trust
2,000	0.52%, 01/09/2012 Δ	1,966
	Citicorp Residential Mortgage Securities
100	6.27%, 06/25/2037 Δ	83
	CNH Equipment Trust
750	4.93%, 12/17/2012	680
	Commercial Mortgage Pass-Through Certificates
1,500	0.74%, 12/15/2020 ⌂Δ	243
2,352	3.59%, 03/10/2039 ⌂►	28
	Countrywide Asset-Backed Certificates
989	5.71%, 11/25/2035 †	152
	CS First Boston Mortgage Securities Corp.
9,826	4.17%, 07/15/2036 ⌂►	112
	DaimlerChrysler Automotive Trust
800	4.48%, 08/08/2014	684
800	5.14%, 09/08/2012	772
	Equity One ABS, Inc.
20	2.78%, 07/25/2034 Δ	1
	Ford Credit Automotive Owner Trust
426	5.07%, 12/15/2010	431
2,924	5.29%, 04/15/2011	3,006
750	5.48%, 09/15/2011	772
500	5.68%, 06/15/2012	490
1,000	5.69%, 11/15/2012	960
	GE Capital Commercial Mortgage Corp.
6,573	3.76%, 03/10/2040 ▪►	60
	GMAC Mortgage Corp. Loan Trust
874	4.59%, 04/25/2033 ⌂	624
179	5.12%, 04/25/2033 ⌂	67
584	5.75%, 10/25/2036 ⌂	373
	Goldman Sachs Mortgage Securities Corp. II
1,737	4.32%, 10/10/2028	1,742
14,833	4.38%, 08/10/2038 ⌂►	80
	Green Tree Financial Corp.
2	7.30%, 01/15/2026	2
	Hasco NIM Trust
36	6.25%, 12/26/2035 ⌂•	—
	Hyundai Automotive Receivables Trust
5	4.45%, 02/15/2012	4
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,181	1.04%, 02/15/2020 ⌂Δ	337
2,000	3.84%, 01/12/2039	1,971
11,463	4.65%, 10/15/2037 ▪►	79
32,691	4.82%, 08/12/2037 ►	66
864	5.34%, 05/12/2045	873
	LaSalle Commercial Mortgage Securities
15,808	6.20%, 09/20/2043 ⌂►	440
	LB-UBS Commercial Mortgage Trust
1,419	1.45%, 12/15/2036 ▪Δ	11
	Lehman Brothers Small Balance Commercial
1,014	6.77%, 09/27/2036 ⌂†	228
	Long Beach Asset Holdings Corp.
180	5.78%, 04/25/2046 ▪•	—
	Marlin Leasing Receivables LLC
160	5.09%, 08/15/2012 ▪	161
1,219	5.33%, 09/16/2013 ▪	1,216
235	5.63%, 09/16/2013 ▪	219
	MBNA Credit Card Master Note Trust
550	6.80%, 07/15/2014	530
	Merrill Lynch Mortgage Trust
13,344	3.81%, 08/12/2039 ⌂►	188
13,559	3.96%, 10/12/2041 ⌂►	240
22,718	4.67%, 09/12/2042 ⌂►	138
1,273	5.53%, 05/12/2039 Δ	1,286
	Morgan Stanley Dean Witter Capital I
41	5.38%, 01/15/2039	42

1

The Hartford Short Duration Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 21.9% — (continued)
	Finance - 21.9% — (continued)
	Nationstar Home Equity Loan Trust
$13	9.97%, 03/25/2037 ⌂•Δ	$—
	North Street Referenced Linked Notes
1,000	1.19%, 04/28/2011 ⌂Δ	120
500	1.54%, 04/28/2011 ⌂†Δ	54
	Ocwen Advance Receivables Backed Notes
1,500	5.34%, 11/24/2015 ▪	1,380
	Renaissance Home Equity Loan Trust
675	7.00%, 09/25/2037	70
405	7.50%, 04/25/2037	7
108	9.79%, 04/25/2037 ⌂•	1
	Structured Asset Investment Loan Trust
240	2.91%, 11/25/2033 ⌂Δ	77
	Structured Asset Securities Corp.
450	2.78%, 02/25/2037 Δ	5
400	2.78%, 01/25/2037 ▪†Δ	4
	Swift Master Automotive Receivables Trust
1,000	1.74%, 10/15/2012 Δ	820
	USAA Automotive Owner Trust
1,560	4.16%, 04/16/2012	1,587
860	5.07%, 06/15/2013	896
1,000	5.66%, 03/15/2013	812
	Voyager Countrywide Delaware Trust
1,500	5.57%, 11/26/2035 ▪	315
	Wachovia Automotive Loan Owner Trust
1,700	5.42%, 04/21/2014 ⌂	999
1,000	5.54%, 12/20/2012 ⌂	755
	Washington Mutual Master Note Trust
1,500	0.67%, 10/15/2013 ▪Δ	1,480
	Washington Mutual, Inc.
17,056	7.00%, 11/23/2043 ⌂►	497
	Wells Fargo Home Equity Trust
1,775	0.59%, 04/25/2034 Δ	1,149
	WFS Financial Owner Trust
1,091	4.76%, 05/17/2013 ⌂	1,073

		52,870

	Total asset & commercial mortgage backed securities (cost $64,184)	$52,870

CERTIFICATES OF DEPOSIT - 0.6%
	Finance - 0.6%
	Comerica Bank,
$1,350	0.35%, 8/7/2009 Δ	$1,349

	Total certificates of deposit (cost $1,350)	$1,349

CORPORATE BONDS: INVESTMENT GRADE - 66.9%
	Basic Materials - 2.5%
	Alcan, Inc.
$750	6.45%, 03/15/2011	$780
	ArcelorMittal
1,000	9.00%, 02/15/2015	1,113
	BHP Billiton Finance USA Ltd.
500	5.50%, 04/01/2014	543
	Dow Chemical Co.
1,000	7.60%, 05/15/2014	1,087
	Xstrata Finance Dubai Ltd.
2,500	1.27%, 11/13/2009 ▪Δ	2,476

		5,999

	Capital Goods - 3.2%
	Boeing Co.
600	3.50%, 02/15/2015	599
	Deere & Co.
534	7.85%, 05/15/2010	561
	Honeywell International, Inc.
1,092	4.25%, 03/01/2013	1,137
	Northrop Grumman Corp.
2,000	7.13%, 02/15/2011	2,145
	Tyco International Group S.A.
1,000	6.38%, 10/15/2011	1,070
	United Technologies Corp.
987	6.10%, 05/15/2012	1,085
	Xerox Corp.
1,000	7.13%, 06/15/2010	1,030
86	8.25%, 05/15/2014	94

		7,721

	Consumer Cyclical - 3.3%
	CRH America, Inc.
1,000	5.30%, 10/15/2013	979
	Daimler Finance NA LLC
500	5.75%, 09/08/2011	515
	DaimlerChrysler NA Holdings Corp.
600	5.88%, 03/15/2011	619
	Kroger Co.
1,035	6.75%, 04/15/2012	1,130
750	8.05%, 02/01/2010	773
	Safeway, Inc.
700	4.95%, 08/16/2010	718
625	6.50%, 03/01/2011	663
500	7.50%, 09/15/2009	503
	Staples, Inc.
1,000	7.75%, 04/01/2011	1,065
	Wal-Mart Stores, Inc.
1,000	3.20%, 05/15/2014	1,008

		7,973

	Consumer Staples - 3.9%
	Altria Group, Inc.
500	7.75%, 02/06/2014	564
	Anheuser-Busch InBev N.V.
1,000	5.38%, 11/15/2014 ▪	1,045
	Clorox Co.
1,000	6.13%, 02/01/2011	1,041
	Coca-Cola Co.
1,000	3.63%, 03/15/2014	1,031
	Diageo Capital plc
1,460	7.25%, 11/01/2009	1,482
	General Mills, Inc.
1,000	5.65%, 09/10/2012	1,087

2

The Hartford Short Duration Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 66.9% — (continued)
	Consumer Staples - 3.9% — (continued)
	Husky Energy, Inc.
$239	5.90%, 06/15/2014	$257
	Kraft Foods, Inc.
1,000	5.63%, 11/01/2011	1,071
	PepsiCo, Inc.
1,000	3.75%, 03/01/2014	1,031
	Unilever Capital Corp.
1,000	7.13%, 11/01/2010	1,065

		9,674

	Energy - 4.9%
	Anadarko Finance Co.
750	6.75%, 05/01/2011	795
	Anadarko Petroleum Corp.
194	5.75%, 06/15/2014	204
	Chevron Corp.
1,000	3.45%, 03/03/2012	1,036
	ConocoPhillips
1,000	4.60%, 01/15/2015	1,059
	Devon Energy Corp.
1,100	6.88%, 09/30/2011	1,202
	EnCana Corp.
1,000	6.30%, 11/01/2011	1,083
	Hess Corp.
500	7.00%, 02/15/2014	553
	Shell International Finance B.V.
1,000	4.00%, 03/21/2014	1,051
500	5.63%, 06/27/2011	539
	Statoilhydro ASA
391	3.88%, 04/15/2014	402
	Valero Energy Corp.
1,520	6.88%, 04/15/2012	1,635
	Weatherford International Ltd.
1,000	5.95%, 06/15/2012	1,049
	XTO Energy, Inc.
1,000	7.50%, 04/15/2012	1,110

		11,718

	Finance - 25.3%
	Aetna, Inc.
1,500	7.88%, 03/01/2011	1,603
	American Express Credit Corp.
1,700	0.36%, 11/09/2009 Δ	1,696
	BAE Systems Holdings, Inc.
2,000	6.40%, 12/15/2011 ▪	2,141
	Bank of New York Mellon Corp.
363	4.30%, 05/15/2014	377
	Barclays Bank plc
1,500	5.45%, 09/12/2012	1,592
	BB&T Corp.
500	3.10%, 07/28/2011	501
750	3.85%, 07/27/2012	756
500	5.70%, 04/30/2014	515
	Berkshire Hathaway Finance Corp.
1,500	4.00%, 04/15/2012 ▪	1,552
	BP Capital Markets plc
1,000	3.13%, 03/10/2012	1,028
	Capital One Financial Corp.
1,000	0.93%, 09/10/2009 Δ	998
	Caterpillar Financial Services Corp.
900	0.88%, 08/20/2010 Δ	899
1,000	4.15%, 01/15/2010	1,011
	Citigroup, Inc.
1,000	5.25%, 02/27/2012	991
	Countrywide Financial Corp.
2,000	1.43%, 05/07/2012 Δ	1,823
79	4.50%, 06/15/2010	80
162	5.80%, 06/07/2012	166
	Countrywide Home Loans, Inc.
98	4.00%, 03/22/2011	98
	COX Communications, Inc.
1,500	7.13%, 10/01/2012	1,667
	Credit Suisse First Boston USA, Inc.
2,000	4.13%, 01/15/2010	2,026
	Credit Suisse New York
1,800	3.45%, 07/02/2012	1,825
	First Union National Bank Commercial Mortgage
1,500	7.80%, 08/18/2010	1,581
	FleetBoston Financial Corp.
1,500	7.38%, 12/01/2009	1,513
	General Electric Capital Corp.
1,000	0.95%, 08/15/2011 Δ	959
1,500	6.13%, 02/22/2011	1,578
	Goldman Sachs Group, Inc.
1,000	5.30%, 02/14/2012	1,057
243	6.00%, 05/01/2014	263
1,000	6.88%, 01/15/2011	1,065
	HSBC Bank USA
2,000	3.88%, 09/15/2009	2,006
1,000	4.63%, 04/01/2014	1,006
	John Deere Capital Corp.
600	0.80%, 10/16/2009 Δ	600
	JP Morgan Chase & Co.
1,500	4.65%, 06/01/2014	1,562
1,810	6.75%, 02/01/2011	1,935
	Key Bank NA
250	1.17%, 11/03/2009 Δ	248
	Massachusetts Mutual Global Funding
1,000	3.63%, 07/16/2012 ▪	1,002
	Merrill Lynch & Co., Inc.
2,000	0.71%, 03/23/2010 Δ	1,982
720	0.73%, 12/04/2009 Δ	719
	Met Life Global Funding I
1,000	5.13%, 04/10/2013 ▪	1,020
	Metropolitan Life Global Funding I
500	5.13%, 06/10/2014 ▪	502
	Morgan Stanley
1,200	0.41%, 05/07/2010 Δ	1,187
375	1.09%, 05/07/2010 Δ	371
1,000	5.75%, 08/31/2012	1,053
	National City Bank of Ohio
1,000	0.61%, 01/21/2010 Δ	998
500	4.50%, 03/15/2010	507

3

The Hartford Short Duration Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 66.9% — (continued)
	Finance - 25.3% — (continued)
	National Westminster Bank
$1,130	7.38%, 10/01/2009	$1,130
	Prudential Financial, Inc.
1,000	5.10%, 12/14/2011	994
	Sovereign Bancorp, Inc.
2,000	0.84%, 03/23/2010 Δ	1,991
	State Street Bank & Trust Co.
500	1.85%, 03/15/2011	507
	SunTrust Banks, Inc.
500	0.86%, 05/21/2012 Δ	446
750	0.95%, 08/24/2015 Δ	576
500	7.75%, 05/01/2010	509
	Svenska Handelsbanken Ab
1,000	4.88%, 06/10/2014 ▪	1,033
	UnitedHealth Group, Inc.
1,000	0.79%, 06/21/2010 Δ	992
	US Bank NA
500	6.38%, 08/01/2011	535
	Wellpoint, Inc.
500	4.25%, 12/15/2009	505
525	5.00%, 01/15/2011	538
	Wells Fargo & Co.
500	2.13%, 06/15/2012	503
2,673	7.55%, 06/21/2010	2,819

		61,137

	Foreign Governments - 0.9%
	Ontario (Province of)
1,000	1.17%, 05/22/2012 Δ	996
	Quebec (Province of)
1,000	6.13%, 01/22/2011	1,071

		2,067

	Health Care - 5.7%
	AstraZeneca plc
1,750	5.40%, 09/15/2012	1,917
	Cardinal Health, Inc.
2,000	0.87%, 10/02/2009 Δ	1,995
	CareFusion Corp.
500	4.13%, 08/01/2012 ▪	508
	CVS Caremark Corp.
2,685	0.97%, 06/01/2010 Δ	2,676
	Eli Lilly & Co.
1,164	3.55%, 03/06/2012	1,209
	Express Scripts, Inc.
1,200	5.25%, 06/15/2012	1,267
	Merck & Co., Inc.
705	1.88%, 06/30/2011	710
	Pfizer, Inc.
1,000	4.45%, 03/15/2012	1,059
	Roche Holdings, Inc.
1,000	4.50%, 03/01/2012 ▪	1,049
	St. Jude Medical, Inc.
300	3.75%, 07/15/2014	302
	Wyeth
1,000	6.95%, 03/15/2011	1,081

		13,773

	Services - 2.1%
	Allied Waste North America, Inc.
1,000	5.75%, 02/15/2011	1,036
500	6.50%, 11/15/2010	518
	Time Warner, Inc.
1,520	1.15%, 11/13/2009 Δ	1,516
1,000	5.50%, 11/15/2011	1,059
	United Parcel Service, Inc.
1,000	3.88%, 04/01/2014	1,037

		5,166

	Technology - 11.3%
	AT&T, Inc.
684	4.13%, 09/15/2009	686
1,000	5.88%, 02/01/2012	1,076
	Cingular Wireless Services, Inc.
500	7.88%, 03/01/2011	542
	Cisco Systems, Inc.
1,000	5.25%, 02/22/2011	1,059
	Comcast Cable Communications, Inc.
1,000	6.75%, 01/30/2011	1,065
	Dell, Inc.
500	3.38%, 06/15/2012	511
	Deutsche Telekom International Finance B.V.
1,000	8.50%, 06/15/2010 Δ	1,053
	Embarq Corp.
1,000	6.74%, 06/01/2013	1,051
	France Telecom S.A.
435	4.38%, 07/08/2014	454
1,500	7.75%, 03/01/2011 Δ	1,631
	Hewlett-Packard Co.
500	1.71%, 05/27/2011 Δ	508
300	2.25%, 05/27/2011	304
385	2.95%, 08/15/2012	395
	IBM Corp.
1,000	4.95%, 03/22/2011	1,056
	Lockheed Martin Corp.
1,500	8.20%, 12/01/2009	1,532
	Microsoft Corp.
465	2.95%, 06/01/2014	465
	Oracle Corp.
974	3.75%, 07/08/2014	1,005
1,000	5.00%, 01/15/2011	1,046
	Raytheon Co.
1,000	4.85%, 01/15/2011	1,040
	Royal KPN N.V.
1,000	8.00%, 10/01/2010	1,056
	Telecom Italia Capital
1,000	1.12%, 07/18/2011 Δ	967
750	4.00%, 01/15/2010	755
	Telefonica Europe B.V.
1,500	7.75%, 09/15/2010	1,590
	Telus Corp.
1,500	8.00%, 06/01/2011	1,621
	Verizon Wireless
1,500	5.25%, 02/01/2012 ▪	1,601
	Verizon Wireless Capital
1,000	3.75%, 05/20/2011 ▪	1,030

4

The Hartford Short Duration Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 66.9% — (continued)
	Technology - 11.3% — (continued)
	Vodafone Group plc
$1,000	5.35%, 02/27/2012		$1,065
1,000	7.75%, 02/15/2010		1,031

			27,195

	Transportation - 1.0%
	Norfolk Southern Corp.
365	8.63%, 05/15/2010		386
	Union Pacific Corp.
1,000	6.13%, 01/15/2012		1,077
500	6.65%, 01/15/2011		524
540	7.38%, 09/15/2009		543

			2,530

	Utilities - 2.8%
	Enterprise Products Operating L.P.
1,275	7.50%, 02/01/2011		1,350
	Kinder Morgan Energy Partners L.P.
150	5.63%, 02/15/2015		158
1,000	6.75%, 03/15/2011		1,054
	Ohio Power Co.
1,500	0.76%, 04/05/2010 Δ		1,499
	Pacific Gas & Electric Co.
1,500	1.60%, 06/10/2010 Δ		1,507
	Virginia Electric & Power Co.
1,000	4.50%, 12/15/2010		1,031

			6,599

	Total corporate bonds: investment grade (cost $158,510)		$161,552

U.S. GOVERNMENT AGENCIES - 2.3%
	Federal Home Loan Mortgage Corporation - 0.8%
$1,803	6.00%, 09/15/2032		$1,841

	Federal National Mortgage Association - 0.8%
1,946	5.50%, 05/25/2014		2,015

	Government National Mortgage Association - 0.7%
1,496	6.50%, 05/16/2031		1,614

	Total U.S. government agencies (cost $5,325)		$5,470

U.S. GOVERNMENT SECURITIES - 0.9%
	U.S. Treasury Securities - 0.9%
	U.S. Treasury Notes - 0.9%
$2,000	2.00%, 09/30/2010		$2,033
254	2.63%, 06/30/2014		255

			2,288

	Total U.S. government securities (cost $2,261)		$2,288

	Total long-term investments (cost $231,630)		$223,529

SHORT-TERM INVESTMENTS - 6.1%
	Commercial Paper - 6.1%
	Consumer Cyclical - 1.2%
	Safeway, Inc.
$2,852	0.45%, 8/7/2009▪		$2,852

	Energy - 1.6%
	Devon Energy Corp.
3,900	0.28%, 8/3/2009▪		3,900

	Finance - 2.1%
	Burlington Northern
4,999	0.28%, 8/3/2009		4,999

	Technology - 1.2%
	Vodaphone
3,000	0.20%, 8/3/2009		3,000

			14,751

	Repurchase Agreements - 0.0%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/03/2009 in the amount of $1, collateralized by U.S. Treasury Bond 6.25%, 2030, value of $1)
1	0.18%, 7/31/2009		1
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $-, collateralized by U.S. Treasury Note 4.25%, 2014, value of $-)
—	0.19%, 7/31/2009		—
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/03/2009 in the amount of $-, collateralized by U.S. Treasury Bill 3.25%, 2009, value of $-)
—	0.16%, 7/31/2009		—

			1

	Total short-term investments (cost $14,752)		$14,752

	Total investments (cost $246,382) ▲	98.7%	$238,281
	Other assets and liabilities	1.3%	3,235

	Total net assets	100.0%	$241,516

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.4% of total net assets at July 31, 2009.

5

The Hartford Short Duration Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $246,394 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,633
Unrealized Depreciation	(13,746)

Net Unrealized Depreciation	$(8,113)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at July 31, 2009, was $3,149, which represents 1.30% of total net assets.

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2009.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2009, was $28,917, which represents 11.97% of total net assets.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2009.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2007 - 02/2009	$5,931	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 - 144A	$825
12/2006 - 03/2009	$10,731	Bayview Commercial Asset Trust, 7.18%, 01/25/2037 - 144A	1,019
08/2007	$10,008	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	1,383
11/2006	$949	Bayview Financial Acquisition Trust, 4.91%, 02/25/2033 - 144A	933
08/2006	$591	Bear Stearns Asset Backed Securities, Inc., 5.16%, 09/25/2033	580
12/2004	$18,959	Bear Stearns Commercial Mortgage Securities, Inc., 4.12%, 11/11/2041	323
03/2005 - 08/2007	$48,676	Bear Stearns Commercial Mortgage Securities, Inc., 4.65%, 02/11/2041	358
12/2005	$105,307	Bear Stearns Commercial Mortgage Securities, Inc., 6.25%, 12/11/2040 - 144A	374
11/2006 - 08/2007	$9,692	CBA Commercial Small Balance Commercial Mortgage, 3.00%, 01/25/2039 - 144A	844
10/2007 - 11/2007	$17,667	CBA Commercial Small Balance Commercial Mortgage, 4.79%, 12/25/2036 - 144A	—
04/2006 - 08/2007	$17,943	CBA Commercial Small Balance Commercial Mortgage, 7.00%, 07/25/2035 - 06/25/2038 - 144A	187
10/2006	$1,500	Commercial Mortgage Pass-Through Certificates, 0.74%, 12/15/2020 - 144A	1,500
03/2004 - 08/2006	$2,352	Commercial Mortgage Pass-Through Certificates, 3.59%, 03/10/2039 - 144A	33
08/2004 - 08/2006	$9,826	CS First Boston Mortgage Securities Corp., 4.17%, 07/15/2036 - 144A	125
10/2006	$874	GMAC Mortgage Corp. Loan Trust, 4.59%, 04/25/2033	865
03/2007	$179	GMAC Mortgage Corp. Loan Trust, 5.12%, 04/25/2033	177
09/2007	$584	GMAC Mortgage Corp. Loan Trust, 5.75%, 10/25/2036	557
07/2004	$14,833	Goldman Sachs Mortgage Securities Corp. II, 4.38%, 08/10/2038 - 144A	89
03/2006 - 04/2009	$36	Hasco NIM Trust, 6.25%, 12/26/2035 - 144A	36
03/2006	$1,181	JP Morgan Chase Commercial Mortgage Securities Corp., 1.04%, 02/15/2020 - 144A	1,180
12/2006 - 08/2007	$15,808	LaSalle Commercial Mortgage Securities, 6.20%, 09/20/2043 - 144A	422
09/2006 - 07/2007	$1,014	Lehman Brothers Small Balance Commercial, 6.77%, 09/27/2036 - 144A	1,013
09/2004	$13,344	Merrill Lynch Mortgage Trust, 3.81%, 08/12/2039 - 144A	204
11/2004 - 08/2006	$13,559	Merrill Lynch Mortgage Trust, 3.96%, 10/12/2041 - 144A	278
03/2005	$22,718	Merrill Lynch Mortgage Trust, 4.67%, 09/12/2042	124
04/2007	$13	Nationstar Home Equity Loan Trust, 9.97%, 03/25/2037 - 144A	13
10/2006 - 11/2006	$1,000	North Street Referenced Linked Notes, 1.19%, 04/28/2011 - 144A	982
11/2006	$500	North Street Referenced Linked Notes, 1.54%, 04/28/2011 - 144A	478
03/2007	$108	Renaissance Home Equity Loan Trust, 9.79%, 04/25/2037 - 144A	108
06/2005	$240	Structured Asset Investment Loan Trust, 2.91%, 11/25/2033	244
09/2006	$1,700	Wachovia Automotive Loan Owner Trust, 5.42%, 04/21/2014 - 144A	1,700
10/2006	$1,000	Wachovia Automotive Loan Owner Trust, 5.54%, 12/20/2012 - 144A	1,000
11/2006	$17,056	Washington Mutual, Inc., 7.00%, 11/23/2043 - 144A	688
07/2005 - 09/2007	$1,091	WFS Financial Owner Trust, 4.76%, 05/17/2013	1,090

6

The Hartford Short Duration Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
The aggregate value of these securities at July 31, 2009 was $13,542 which represents 5.61% of total net assets.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$52,870	$—	$40,296	$12,574
Certificates of Deposit	1,349	—	1,349	—
Corporate Bonds: Investment Grade	161,552	—	161,552	—
U.S. Government Agencies	5,470	—	5,470	—
U.S. Government Securities	2,288	—	2,288	—
Short-Term Investments	14,752	—	14,752	—

Total	$238,281	$—	$225,707	$12,574

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of		Change in		Transfers In
	October 31,	Realized Gain	Unrealized		and/or Out of	Balance as of
	2008	(Loss)	Depreciation	Net Sales	Level 3	July 31, 2009

Assets:
Asset & Commercial Mortgage Backed Securities	$19,239	$(1,982)	$(2,672)*	$(332)	$(1,679)	$12,574

Total	$19,239	$(1,982)	$(2,672)	$(332)	$(1,679)	$12,574

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $(2,418).

7

The Hartford Small Company Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5%
	Automobiles & Components - 0.0%
3	Standard Motor Products	$31

	Banks - 1.2%
5	First Citizens Bancshares Class A	738
148	International Bancshares Corp.	1,955
169	Signature Bank •	4,995

		7,688

	Capital Goods - 9.0%
214	Advanced Battery Technologies, Inc. •	919
33	American Superconductor Corp. •	1,055
37	Applied Signal Technology	936
26	AZZ, Inc. •	996
292	BE Aerospace, Inc. •	4,721
99	Beacon Roofing Supply, Inc. •	1,661
145	Briggs & Stratton Corp.	2,497
55	Chart Industries, Inc. •	1,068
31	China Fire & Security Group •	487
40	Cubic Corp.	1,556
58	EMCOR Group, Inc. •	1,395
71	Energy Recovery, Inc. •	500
21	ESCO Technologies, Inc. •	848
267	Force Protection, Inc. •	1,383
22	Granite Construction, Inc.	732
144	GT Solar International, Inc. •	891
26	Heico Corp.	954
73	Kennametal, Inc.	1,554
96	Lennox International, Inc.	3,361
77	MasTec, Inc. •	801
17	Michael Baker Corp. •	729
81	Orbital Sciences Corp. •	1,103
54	Orion Marine Group, Inc. •	1,210
94	Pall Corp.	2,838
123	Pentair, Inc.	3,368
24	Powell Industries, Inc. •	852
127	Regal-Beloit Corp.	5,908
29	SMA Solar Technology AG	2,287
119	Sunpower Corp. Class B •	3,248
139	Taser International, Inc. •	728
166	Teledyne Technologies, Inc. •	5,436
7	Trex Co., Inc. •	121
27	Watsco, Inc.	1,420

		57,563

	Commercial & Professional Services - 2.5%
34	ABM Industries, Inc.	708
74	American Reprographics Co. LLC •	637
139	APAC TeleServices, Inc. •	691
243	Corrections Corp. of America •	4,187
3	GP Strategies Corp. •	22
54	Healthcare Services Group, Inc.	1,006
84	Herman Miller, Inc.	1,393
161	Knoll, Inc.	1,572
157	Sykes Enterprises, Inc. •	3,129
51	Tetra Tech, Inc. •	1,527
41	Watson Wyatt Worldwide, Inc.	1,528

		16,400

	Consumer Durables & Apparel - 7.0%
162	Carter’s, Inc. •	4,594
14	Deckers Outdoor Corp. •	956
35	Fossil, Inc. •	934
444	Hanesbrands, Inc. •	8,838
337	Jarden Corp. •	8,306
135	Pool Corp.	3,181
500	Rossi Residencial S.A.	2,906
244	Smith & Wesson Holding Corp. •	1,479
37	Steven Madden Ltd. •	1,177
66	Sturm Ruger & Co., Inc.	819
82	Tempur-Pedic International, Inc.	1,218
68	Timberland Co. Class A •	922
52	Tupperware Brands Corp.	1,765
34	Under Armour, Inc. Class A •	823
167	Warnaco Group, Inc. •	6,082
41	Wolverine World Wide, Inc.	997

		44,997

	Consumer Services - 7.9%
24	American Public Education, Inc. •	833
62	Ameristar Casinos, Inc.	1,159
148	Bally Technologies, Inc. •	5,358
50	BJ’s Restaurants, Inc. •	803
147	Brinks Home Security Holding •	4,386
94	Buffalo Wild Wings, Inc. •	3,787
59	California Pizza Kitchen, Inc. •	974
13	Capella Education Co. •	865
27	CEC Entertainment, Inc. •	792
225	Cheesecake Factory, Inc. •	4,366
100	Coinstar, Inc. •	3,317
503	Corinthian Colleges, Inc. •	7,765
28	Cracker Barrel Old Country Store, Inc.	807
84	Domino’s Pizza, Inc. •	689
55	Jack in the Box, Inc. •	1,160
81	K12, Inc. •	1,519
174	Life Time Fitness, Inc. •	4,427
65	Lincoln Educational Services Corp. •	1,331
36	P. F. Chang’s China Bistro, Inc. •	1,237
30	Papa John’s International, Inc. •	773
73	Pinnacle Entertainment, Inc. •	734
99	Texas Roadhouse, Inc. •	1,101
3	Universal Travel Group •	42
78	WMS Industries, Inc. •	2,818

		51,043

	Diversified Financials - 1.6%
86	Advance America Cash Advance Centers, Inc.	477
89	Ezcorp, Inc. •	1,124
52	First Cash Financial Services, Inc. •	979
323	GFI Group, Inc.	2,082
95	Knight Capital Group, Inc. •	1,756
56	Life Partners Holdings, Inc.	1,200
77	optionsXpress Holdings, Inc.	1,389
17	Stifel Financial •	870

		9,877

	Energy - 3.2%
63	Alon USA Energy, Inc.	636
45	Arena Resources, Inc. •	1,478
37	Carbo Ceramics, Inc.	1,550
391	Complete Production Services, Inc. •	3,232
26	Dril-Quip, Inc. •	1,102
—	Isramco, Inc. •	52

1

The Hartford Small Company Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% — (continued)
	Energy - 3.2% — (continued)
179	Karoon Gas Australia Ltd. •	$1,681
27	Lufkin Industries, Inc.	1,232
69	Matrix Service Co. •	698
40	Nordic American Tanker Shipping	1,218
52	Overseas Shipholding Group, Inc.	1,796
89	St. Mary Land & Exploration Co.	2,130
37	Uranium Energy Corp. •	101
175	Vaalco Energy, Inc. •	777
94	Willbros Group, Inc. •	1,295
35	World Fuel Services Corp.	1,553

		20,531

	Food & Staples Retailing - 1.2%
127	BJ’s Wholesale Club, Inc. •	4,228
49	Casey’s General Stores, Inc.	1,354
48	Pantry, Inc. •	840
45	United Natural Foods, Inc. •	1,217

		7,639

	Food, Beverage & Tobacco - 1.6%
19	American Dairy, Inc. •	512
41	American Italian Pasta Co. •	1,284
94	Cental Euro Distribution Corp. •	2,690
28	Green Mountain Coffee Roasters •	1,951
18	J&J Snack Foods Corp.	781
34	Lancaster Colony Corp.	1,567
25	Lance, Inc.	638
29	Sanderson Farms, Inc.	1,185

		10,608

	Health Care Equipment & Services - 10.6%
106	Align Technology, Inc. •	1,158
267	Allscripts Misys Healthcare Solution	4,599
77	Almost Family, Inc. •	2,437
27	Amedisys, Inc. •	1,193
104	American Medical Systems Holdings •	1,589
60	Amerigroup Corp. •	1,485
28	Angiodynamics, Inc. •	347
36	Athenahealth, Inc. •	1,320
29	Catalyst Health Solutions •	756
49	Centene Corp. •	941
72	Eclipsys Corp. •	1,310
26	Emergency Medical Services •	1,033
5	Enteromedics, Inc. •	17
29	Genoptix, Inc. •	918
22	Haemonetics Corp. •	1,301
227	Health Net, Inc. •	3,072
403	HealthSouth Corp. •	5,796
40	HMS Holdings Corp. •	1,539
30	ICU Medical, Inc. •	1,182
95	Inverness Medical Innovation, Inc. •	3,197
26	IPC The Hospitalist Co. •	733
12	Landauer, Inc.	804
38	LHC Group, Inc. •	1,122
161	Masimo Corp. •	3,932
77	MedAssets, Inc. •	1,439
37	NuVasive, Inc. •	1,517
67	Owens & Minor, Inc.	2,985
55	Palomar Medical Technologies, Inc. •	825
43	PharMerica Corp. •	902
63	Phase Forward, Inc. •	895
34	Providence Service Corp. •	356
109	Psychiatric Solutions, Inc. •	2,940
31	Quality Systems	1,722
35	Rehabcare Group, Inc. •	841
40	Sirona Dental Systems, Inc. •	1,047
52	STERIS Corp.	1,465
69	Thoratec Corp. •	1,726
23	Triple-S Management Corp., Class B •	400
1	Utah Medical Products, Inc.	30
301	Volcano Corp. •	4,578
1	Young Innovations, Inc.	32
124	Zoll Medical Corp. •	2,280

		67,761

	Household & Personal Products - 1.4%
232	American Oriental Bioengineering, Inc. •	1,411
18	Chattem, Inc. •	1,113
163	Herbalife Ltd.	5,613
51	Nu Skin Enterprises, Inc. Class A	919

		9,056

	Insurance - 1.7%
63	Allied World Assurance Holdings Ltd.	2,757
135	Assured Guaranty Ltd.	1,893
372	Lancashire Holdings Ltd. •	2,813
76	Platinum Underwriters Holdings Ltd.	2,555
37	Tower Group, Inc.	923

		10,941

	Materials - 2.9%
23	BWAY Holding Co. •	368
3	China Green Agriculture, Inc. •	31
106	Cytec Industries, Inc.	2,670
66	Eagle Materials, Inc.	1,792
32	Koppers Holdings, Inc.	905
45	LSB Industries, Inc. •	795
15	Newmarket Corp.	1,117
14	Omnova Solutions, Inc. •	81
17	Paramount Gold & Silver Corp. •	22
30	Rock Tenn Co. Class A	1,328
128	Scotts Miracle-Gro Co. Class A	5,010
16	Silgan Holdings, Inc.	824
46	Walter Energy, Inc.	2,264
53	Worthington Industries, Inc.	706

		17,913

	Media - 1.3%
3	Carmike Cinemas, Inc.	28
74	Dolan Media Co. •	1,009
121	DreamWorks Animation SKG, Inc. •	3,826
89	Marvel Entertainment, Inc. •	3,536
7	Rentrak Corp. •	127

		8,526

	Pharmaceuticals, Biotechnology & Life Sciences - 8.2%
341	Alkermes, Inc. •	3,520
106	Arena Pharmaceuticals, Inc. •	541
7	Aryx Therapeutics, Inc. •	23
83	Auxilium Pharmaceuticals, Inc. •	2,552
30	Avanir Pharmaceuticals •	65
54	AVI BioPharma, Inc. •	125
94	Celera Corp. •	564
46	Cephalon, Inc. •	2,684

2

The Hartford Small Company Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% — (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 8.2% — (continued)
194	Cubist Pharmaceuticals, Inc. •	$3,861
12	Dionex Corp. •	822
94	Enzon, Inc. •	762
8	Harvard Bioscience, Inc. •	32
229	Icon plc ADR •	5,371
70	Impax Laboratories, Inc. •	523
77	Isis Pharmaceuticals, Inc. •	1,405
3	Lannet, Inc. •	29
58	Martek Biosciences Corp.	1,347
184	Medicines Co. •	1,492
36	Myriad Genetics, Inc. •	999
148	Nektar Therapeutics •	1,045
106	Onyx Pharmaceuticals, Inc. •	3,801
93	OSI Pharmaceuticals, Inc. •	3,150
256	PAREXEL International Corp. •	3,960
149	PDL Biopharma, Inc.	1,226
160	Questcor Pharmaceuticals •	937
174	Regeneron Pharmaceuticals, Inc. •	3,736
119	Seattle Genetics, Inc. •	1,430
113	Spectrum Pharmaceuticals, Inc. •	759
31	United Therapeutics Corp. •	2,848
58	Vertex Pharmaceuticals, Inc. •	2,093
119	VIVUS, Inc. •	885

		52,587

	Real Estate - 0.9%
145	BR Malls Participacoes S.A.	1,512
348	Diamondrock Hospitality	2,352
16	PS Business Parks, Inc.	834
30	Tanger Factory Outlet Center	1,072

		5,770

	Retailing - 5.1%
61	99 Cents Only Stores •	890
101	Advance Automotive Parts, Inc.	4,651
72	Aeropostale, Inc. •	2,608
68	Big Lots, Inc. •	1,567
17	Blue Nile, Inc. •	771
44	Cato Corp.	866
44	Children’s Place Retail Stores, Inc. •	1,437
32	Citi Trends, Inc. •	949
16	Core-Mark Holding Co., Inc. •	422
2	Destination Maternity Corp. •	35
55	Fred’s, Inc.	743
118	Gymboree Corp. •	4,681
41	Hibbett Sports, Inc. •	748
102	Hot Topic, Inc. •	790
52	J. Crew Group, Inc. •	1,453
61	Jo-Ann Stores, Inc. •	1,430
29	Joseph A. Bank Clothiers, Inc. •	1,064
92	Lumber Liquidators, Inc. •	1,514
354	OfficeMax, Inc.	3,299
55	PetMed Express, Inc. •	1,024
29	Tractor Supply Co. •	1,408

		32,350

	Semiconductors & Semiconductor Equipment - 4.1%
156	Amkor Technology, Inc. •	974
145	Atheros Communications, Inc. •	3,628
32	Hittite Microwave Corp. •	1,110
70	Microsemi Corp. •	953
30	Netlogic Microsystems, Inc. •	1,173
19	NVE Corp. •	1,014
674	ON Semiconductor Corp. •	4,920
1,478	RF Micro Devices, Inc. •	7,683
59	Semtech Corp. •	1,089
206	Skyworks Solutions, Inc. •	2,484
49	Tessera Technologies, Inc. •	1,368

		26,396

	Software & Services - 14.1%
115	Acxiom Corp.	1,105
35	Advent Software, Inc. •	1,264
225	ArcSight, Inc. •	4,267
77	Ariba, Inc. •	812
207	Art Technology Group, Inc. •	784
46	AsiaInfo Holdings, Inc. •	888
49	Blackbaud, Inc.	921
29	Blackboard, Inc. •	998
42	Concur Technologies, Inc. •	1,436
211	Constant Contact, Inc. •	4,771
53	CyberSource Corp. •	913
53	DealerTrack Holdings, Inc. •	1,042
29	Digital River, Inc. •	1,042
74	Equinix, Inc. •	6,076
74	Gartner, Inc. Class A •	1,268
90	Global Cash Access, Inc. •	812
90	Informatica Corp. •	1,658
68	j2 Global Communications, Inc. •	1,640
96	Jack Henry & Associates, Inc.	2,067
45	Manhattan Associates, Inc. •	826
20	MAXIMUS, Inc.	850
47	Mercadolibre, Inc. •	1,368
13	MicroStrategy, Inc. •	790
23	MoneyGram International, Inc. •	52
52	Net 1 UEPS Technologies, Inc. •	880
179	Neustar, Inc. •	4,068
121	Nice Systems Ltd. •	3,302
118	Parametric Technology Corp. •	1,529
47	Pegasystems, Inc.	1,333
82	Rackspace Hosting, Inc. •	1,146
195	Red Hat, Inc. •	4,458
77	S1 Corp. •	548
75	Smith Micro Software, Inc. •	859
48	Solarwinds, Inc. •	958
267	Solera Holdings, Inc. •	7,177
23	SPSS, Inc. •	1,136
31	Syntel, Inc.	1,233
129	Take-Two Interactive Software, Inc.	1,230
47	Taleo Corp. Class A •	819
159	Tibco Software, Inc. •	1,385
415	TiVo, Inc. •	4,256
86	Valueclick, Inc. •	993
171	VistaPrint Ltd. •	7,036
211	Vocus, Inc. •	3,551
87	Websense, Inc. •	1,287
144	Wright Express Corp. •	4,086

		90,920

3

The Hartford Small Company Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% — (continued)
	Technology - 0.0%
11	Polypore International, Inc. •	$133

	Technology Hardware & Equipment - 7.6%
447	3Com Corp. •	1,685
31	Acme Packet, Inc. •	308
36	ADTRAN, Inc.	874
23	Anaren Microwave, Inc. •	414
98	Arris Group, Inc. •	1,200
127	Aruba Networks, Inc. •	1,131
116	Brightpoint, Inc. •	690
90	Cogent, Inc. •	1,027
28	Comtech Telecommunications Corp. •	887
165	Harmonic, Inc. •	1,145
459	Jabil Circuit, Inc.	4,201
28	Osi Systems, Inc. •	551
149	Palm, Inc. •	2,345
44	Plantronics, Inc.	1,050
186	Plexus Corp. •	4,777
217	Polycom, Inc. •	5,152
269	Riverbed Technology, Inc. •	5,384
558	Seagate Technology	6,717
227	Starent Networks Corp. •	5,448
35	STEC, Inc. •	1,192
38	Synaptics, Inc. •	914
62	Tekelec •	1,133

		48,225

	Telecommunication Services - 1.5%
11	AboveNet, Inc. •	878
184	Centennial Cellular Corp. Class A •	1,407
9	Incontact, Inc. •	34
69	Iowa Telecommunications Services, Inc.	850
61	Neutral Tandem, Inc. •	1,892
52	NTELOS Holdings Corp.	806
84	Premiere Global Services, Inc. •	807
24	Shenandoah Telecommunications Co.	483
73	Syniverse Holdings, Inc. •	1,284
45	USA Mobility, Inc.	604
118	Virgin Mobile USA, Inc. •	581

		9,626

	Transportation - 2.6%
106	Con-way, Inc.	4,828
78	Copa Holdings S.A. Class A	3,166
86	Hub Group, Inc. •	1,848
71	J.B. Hunt Transport Services, Inc.	1,998
285	Localiza Rent a Car S.A.	2,289
190	Tam S.A. •	2,336

		16,465

	Utilities - 0.3%
36	New Jersey Resources Corp.	1,409
20	South Jersey Industries, Inc.	743

		2,152

	Total common stocks (cost $554,116)	$625,198

EXCHANGE TRADED FUNDS - 0.7%
	Other Investment Pools and Funds - 0.7%
79	iShares Russell 2000 Growth Index Fund	$4,846

	Total exchange traded funds (cost $4,323)	$4,846

	Total long-term investments (cost $558,439)	$630,044

SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 1.7%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $138, collateralized by FNMA 4.00%, 2039, value of $141)
$138	0.20%, 7/31/2009	$138
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/03/2009 in the amount of $3,622, collateralized by U.S. Treasury Bond 6.25%, 2030, value of $3,767)
3,622	0.18%, 7/31/2009	3,622

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $2,673, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $2,726)

2,673	0.21%, 7/31/2009	2,673

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1,519, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $1,550)

1,519	0.20%, 7/31/2009	1,519
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $879, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $896)
879	0.21%, 7/31/2009	879
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1,030, collateralized by U.S. Treasury Note 4.25%, 2014, value of $1,051)
1,030	0.19%, 7/31/2009	1,030
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $4, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $4)
4	0.18%, 7/31/2009	4

4

The Hartford Small Company Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT TERM INVESTMENTS - 1.8% — (continued)
	Repurchase Agreements - 1.7% — (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/03/2009 in the amount of $985, collateralized by U.S. Treasury Bill 3.25%, 2009, value of $1,006)
$985	0.16%, 7/31/2009		$985

			10,850

	U.S. Treasury Bills - 0.1%
460	0.17%, 10/15/2009Ꮊ○		460

	Total short-term investments (cost $11,310)		$11,310

	Total investments (cost $569,749) ▲	100.0%	$641,354

	Other assets and liabilities	—%	(236)

	Total net assets	100.0%	$641,118

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.8% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $578,804 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$87,685
Unrealized Depreciation	(25,135)

Net Unrealized Appreciation	$62,550

•	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

Ꮊ	Security pledged as initial margin deposit for open futures contracts at July 31, 2009.
Futures Contracts Outstanding at July 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell 2000 Mini	95	Long	Sep 2009	$561

*	The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at July 31, 2009

				Unrealized
Description	Market Value ╪	Contract Amount	Delivery Date	Appreciation/ (Depreciation)
Euro (Buy)	$295	$291	08/03/09	$4
Euro (Buy)	1,567	1,568	08/04/09	(1)

				$3

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$625,198	$618,417	$6,781	$—
Exchange Traded Funds	4,846	4,846	—	—
Short-Term Investments	11,310	—	11,310	—

Total	$641,354	$623,263	$18,091	$—

Other Financial Instruments *	$565	$561	$4	$—

Liabilities:
Other Financial Instruments *	$1	$—	$1	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

5

The Hartford Stock Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5%
	Automobiles & Components - 0.6%
330	Ford Motor Co. •	$2,642

	Banks - 3.5%
49	PNC Financial Services Group, Inc.	1,811
75	Standard Chartered plc	1,779
766	Washington Mutual, Inc. Private Placement ⌂†	65
456	Wells Fargo & Co.	11,161

		14,816

	Capital Goods - 7.4%
46	Boeing Co.	1,974
78	Cummins, Inc.	3,364
30	Danaher Corp.	1,843
30	Deere & Co.	1,312
357	General Electric Co.	4,777
120	Honeywell International, Inc.	4,150
107	Illinois Tool Works, Inc.	4,319
93	Ingersoll-Rand plc	2,671
53	Lockheed Martin Corp.	3,925
38	Siemens AG ADR	3,004

		31,339

	Diversified Financials - 12.8%
168	Ameriprise Financial, Inc.	4,656
857	Bank of America Corp.	12,679
448	Discover Financial Services, Inc.	5,326
24	Franklin Resources, Inc.	2,093
50	Goldman Sachs Group, Inc.	8,083
137	Invesco Ltd.	2,705
275	JP Morgan Chase & Co.	10,633
141	UBS AG	2,059
371	UBS AG ADR	5,466

		53,700

	Energy - 13.9%
39	BP plc ADR	1,926
60	Cameco Corp.	1,654
20	Chevron Corp.	1,355
39	Devon Energy Corp.	2,236
64	EOG Resources, Inc.	4,701
260	Exxon Mobil Corp.	18,315
86	Hess Corp.	4,758
68	Marathon Oil Corp.	2,190
137	OAO Gazprom Class S ADR	2,831
55	Occidental Petroleum Corp.	3,938
57	Petro-Canada	2,342
97	Petroleo Brasileiro S.A. ADR	3,980
102	Schlumberger Ltd.	5,478
90	Suncor Energy, Inc.	2,926

		58,630

	Food & Staples Retailing - 2.6%
112	Kroger Co.	2,403
140	Safeway, Inc.	2,650
75	Walgreen Co.	2,326
68	Wal-Mart Stores, Inc.	3,402

		10,781

	Food, Beverage & Tobacco - 5.3%
108	General Mills, Inc.	6,380
200	PepsiCo, Inc.	11,339
165	Unilever N.V. NY Shares ADR	4,474

		22,193

	Health Care Equipment & Services - 3.1%
63	Cardinal Health, Inc.	2,101
13	Intuitive Surgical, Inc. •	2,932
138	Medtronic, Inc.	4,892
88	Varian Medical Systems, Inc. •	3,114

		13,039

	Household & Personal Products - 1.0%
72	Procter & Gamble Co.	4,019

	Insurance - 1.1%
54	ACE Ltd.	2,627
90	Marsh & McLennan Cos., Inc.	1,844

		4,471

	Materials - 0.6%
99	Cliff’s Natural Resources, Inc.	2,703

	Media - 3.0%
588	Comcast Corp. Class A	8,736
176	Viacom, Inc. Class B •	4,087

		12,823

	Pharmaceuticals, Biotechnology & Life Sciences - 10.2%
112	Abbott Laboratories	5,052
166	Daiichi Sankyo Co., Ltd.	2,989
442	Elan Corp. plc ADR •	3,480
79	Eli Lilly & Co.	2,767
33	Johnson & Johnson	2,028
182	Merck & Co., Inc.	5,459
417	Pfizer, Inc.	6,639
151	Schering-Plough Corp.	3,990
220	Shionogi & Co., Ltd.	4,512
63	UCB S.A.	2,097
103	Vertex Pharmaceuticals, Inc. •	3,702

		42,715

	Retailing - 6.6%
89	Best Buy Co., Inc.	3,322
2,495	Buck Holdings L.P. ⌂•†	3,353
98	Kohl’s Corp. •	4,758
227	Lowe’s Co., Inc.	5,101
88	Nordstrom, Inc.	2,327
238	Staples, Inc.	4,994
90	Target Corp.	3,904

		27,759

	Semiconductors & Semiconductor Equipment - 3.0%
83	Lam Research Corp. •	2,480
288	Maxim Integrated Products, Inc.	5,103
202	Texas Instruments, Inc.	4,849

		12,432

	Software & Services - 7.2%
112	Accenture Ltd. Class A	3,917
14	Google, Inc. •	6,247
551	Microsoft Corp.	12,962
88	Oracle Corp.	1,945
298	Western Union Co.	5,216

		30,287

1

The Hartford Stock Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.5% — (continued)
	Technology Hardware & Equipment - 10.3%
53	Apple, Inc. •		$8,693
532	Cisco Systems, Inc. •		11,707
281	Flextronics International Ltd. •		1,493
230	Hewlett-Packard Co.		9,950
112	NetApp, Inc. •		2,524
200	Qualcomm, Inc.		9,228

			43,595

	Telecommunication Services - 1.5%
80	China Mobile Ltd. ADR		4,172
165	MetroPCS Communications, Inc. •		1,955

			6,127

	Transportation - 3.3%
616	Delta Air Lines, Inc. •		4,267
67	FedEx Corp.		4,566
97	United Parcel Service, Inc. Class B		5,185

			14,018

	Utilities - 1.5%
122	Exelon Corp.		6,190

	Total common stocks (cost $428,952)		$414,279

WARRANTS - 0.0%
	Banks - 0.0%
96	Washington Mutual, Inc. Private Placement ⌂•†		$—

	Total warrants (cost $—)		$—

	Total long-term investments (cost $428,952)		$414,279

SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $22, collateralized by FNMA 4.00%, 2039, value of $23)
$22	0.20%, 7/31/2009		$22

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $432, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $441)

432	0.21%, 7/31/2009		432

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $246, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $251)

246	0.20%, 7/31/2009		246
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $142, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $145)
142	0.21%, 7/31/2009		142
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $1)
1	0.18%, 7/31/2009		1

			843

	Total short-term investments (cost $843)		$843

	Total investments (cost $429,795) ▲	98.7%	$415,122
	Other assets and liabilities	1.3%	5,285

	Total net assets	100.0%	$420,407

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.9% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $450,645 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$39,385
Unrealized Depreciation	(74,908)

Net Unrealized Depreciation	$(35,523)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at July 31, 2009, was $3,418, which represents 0.81% of total net assets. This calculation excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

2

The Hartford Stock Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis

06/2007	2,495	Buck Holdings L.P.	$2,497
04/2008	766	Washington Mutual, Inc. Private Placement	6,700
04/2008	96	Washington Mutual, Inc. Private Placement Warrants	—

The aggregate value of these securities at July 31, 2009 was $3,418 which represents 0.81% of total net assets.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$414,279	$397,425	$13,436	$3,418
Warrants	—	—	—	—
Short-Term Investments	843	—	843	—

Total	$415,122	$397,425	$14,279	$3,418

Other Financial Instruments *	$—	$—	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of	Change in
	October 31,	Unrealized	Balance as of
	2008	Appreciation	July 31, 2009

Assets:
Common Stock	$2,423	$995 *	$3,418

Total	$2,423	$995	$3,418

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $995.

3

The Hartford Strategic Income Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 6.7%
	Finance - 6.7%
	Bank of America Credit Card Trust
$500	5.17%, 06/15/2019	$493
	Bayview Commercial Asset Trust
1,216	7.50%, 09/25/2037 ⌂►	98
	Bayview Financial Acquisition Trust
250	8.05%, 08/28/2047 ⌂	60
	Bear Stearns Commercial Mortgage Securities, Inc.
475	4.68%, 08/13/2039	465
940	5.12%, 02/11/2041 Δ	906
570	5.41%, 12/11/2040	564
3,600	5.72%, 09/11/2038 Δ	3,420
	CBA Commercial Small Balance Commercial Mortgage
4,477	7.25%, 07/25/2039 ⌂►	380
	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,440	5.89%, 11/15/2044	1,337
	Commercial Mortgage Pass-Through Certificates
290	4.72%, 03/10/2039	272
730	5.45%, 07/10/2037 Δ	692
	Credit-Based Asset Servicing and Securitization
84	0.56%, 05/25/2036 ▪Δ	37
	CS First Boston Mortgage Securities Corp.
270	5.23%, 12/15/2040	262
	GE Capital Commercial Mortgage Corp.
580	5.05%, 07/10/2045 Δ	569
	GMAC Mortgage Corp. Loan Trust
555	6.05%, 12/25/2037 ⌂Δ	234
	Greenwich Capital Commercial Funding Corp.
299	1.50%, 11/05/2021 ⌂•Δ	1
323	1.70%, 11/05/2021 ⌂•Δ	2
470	4.80%, 08/10/2042	452
3,500	5.74%, 12/10/2049 Δ	3,032
360	5.92%, 07/10/2038 Δ	311
	Honda Automotive Receivables Owner Trust
413	5.28%, 01/23/2012	421
	IMPAC Commercial Mortgage Backed Trust
281	1.78%, 02/25/2036 ⌂Δ	112
	JP Morgan Chase Commercial Mortgage Securities Corp.
140	5.04%, 03/15/2046 Δ	132
510	5.34%, 05/15/2047	414
280	5.40%, 05/15/2045	235
	LB-UBS Commercial Mortgage Trust
285	4.48%, 10/15/2029	280
300	6.08%, 06/15/2038 Δ	268
	Lehman Brothers Small Balance Commercial
586	5.91%, 06/25/2037 ▪†	429
	MBNA Credit Card Master Note Trust
300	6.80%, 07/15/2014	289
	Morgan Stanley Capital I
960	4.70%, 07/15/2056	889
930	5.01%, 01/14/2042	922
	Renaissance Home Equity Loan Trust
759	5.58%, 11/25/2036 Δ	658
	Renaissance Home Equity Loan Trust, Class M5
100	7.00%, 09/25/2037	12
	Renaissance Home Equity Loan Trust, Class M8
125	7.00%, 09/25/2037	7
	Residential Funding Mortgage Securities, Inc.
1,737	6.00%, 07/25/2037	1,234
	USAA Automotive Owner Trust
232	4.63%, 05/15/2012	234
	Wachovia Bank Commercial Mortgage Trust
585	5.31%, 11/15/2048	473
290	5.43%, 07/15/2041 Δ	273
	Wells Fargo Alternative Loan Trust
587	6.25%, 11/25/2037 ⌂	375

		21,244

	Total asset & commercial mortgage backed securities (cost $21,447)	$21,244

CORPORATE BONDS: INVESTMENT GRADE - 33.6%
	Basic Materials - 2.9%
	Alcan, Inc.
$255	6.13%, 12/15/2033	$226
	Anglo American Capital plc
1,112	9.38%, 04/08/2014 - 04/08/2019 ▪	1,248
	ArcelorMittal
1,415	9.00%, 02/15/2015	1,574
	Barrick Gold Corp.
570	6.95%, 04/01/2019	662
	Consol Energy, Inc.
430	7.88%, 03/01/2012	437
	Dow Chemical Co.
1,935	8.55%, 05/15/2019	2,123
	Rio Tinto Finance USA Ltd.
1,150	5.88%, 07/15/2013	1,218
320	9.00%, 05/01/2019	376
	Yara International ASA
970	7.88%, 06/11/2019 ▪	1,033

		8,897

	Capital Goods - 0.8%
	Meccanica Holdings USA, Inc.
1,032	6.25%, 07/15/2019 ▪	1,098
	Tyco International Ltd.
837	8.50%, 01/15/2019	970
	Xerox Corp.
414	8.25%, 05/15/2014	451

		2,519

	Consumer Cyclical - 0.6%
	Ahold Lease USA, Inc.
763	8.62%, 01/02/2025	725

1

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 33.6% — (continued)
	Consumer Cyclical - 0.6% — (continued)
	CRH America, Inc.
$1,340	8.13%, 07/15/2018 ‡	$1,348

		2,073

	Consumer Staples - 1.4%
	Altria Group, Inc.
931	10.20%, 02/06/2039	1,212
	Anheuser-Busch InBev
1,210	7.75%, 01/15/2019 ▪	1,413
570	8.20%, 01/15/2039 ▪	717
	General Mills, Inc.
454	5.65%, 02/15/2019	489
	Unilever Capital Corp.
500	4.80%, 02/15/2019	518

		4,349

	Energy - 3.5%
	Anadarko Petroleum Corp.
1,450	6.45%, 09/15/2036	1,455
419	6.95%, 06/15/2019	460
	ConocoPhillips
946	6.50%, 02/01/2039	1,077
	Consumers Energy Co.
820	6.70%, 09/15/2019	928
	EnCana Corp.
136	6.50%, 05/15/2019	153
	Gazprom International S.A.
421	7.20%, 02/01/2020 §	414
	Husky Energy, Inc.
396	7.25%, 12/15/2019	454
	Nabors Industries, Inc.
634	9.25%, 01/15/2019	741
	Sempra Energy
700	6.50%, 06/01/2016	768
523	9.80%, 02/15/2019	666
	Shell International Finance B.V.
520	6.38%, 12/15/2038	615
	Statoilhydro ASA
1,208	5.25%, 04/15/2019	1,288
	TNK-BP Finance S.A.
300	7.50%, 07/18/2016 ▪	277
	Valero Energy Corp.
1,320	6.63%, 06/15/2037	1,173
441	9.38%, 03/15/2019	512

		10,981

	Finance - 9.5%
	American Real Estate Partners L.P.
445	7.13%, 02/15/2013	413
	BAE Systems Holdings, Inc.
641	6.38%, 06/01/2019 ▪	691
	Bank of America Corp.
565	5.65%, 05/01/2018	539
915	6.50%, 08/01/2016	931
450	7.38%, 05/15/2014	490
	Barclays Bank plc
1,039	6.75%, 05/22/2019	1,128
	Capital One Bank
1,715	8.80%, 07/15/2019	1,860
	Citigroup, Inc.
650	8.13%, 07/15/2039	655
647	8.30%, 12/21/2057 Δ	537
1,061	8.50%, 05/22/2019	1,130
	Corpoacion Andina De Fomento
265	8.13%, 06/04/2019	292
	COX Communications, Inc.
371	6.25%, 06/01/2018 ▪‡	393
325	8.38%, 03/01/2039 ▪	406
	ERAC USA Finance Co.
1,176	5.60%, 05/01/2015 ▪	1,086
	Goldman Sachs Capital Trust II
2,077	5.79%, 06/01/2012 ♠Δ	1,454
	Goldman Sachs Group, Inc.
476	6.00%, 05/01/2014	516
	ILFC E-Capital Trust II
1,040	6.25%, 12/21/2065 ▪Δ	322
	International Lease Finance Corp.
1,095	5.75%, 06/15/2011	866
1,500	6.63%, 11/15/2013	1,038
	JP Morgan Chase & Co.
775	6.30%, 04/23/2019	842
605	7.90%, 04/30/2018 ♠	575
	JP Morgan Chase Capital II
230	1.53%, 02/01/2027 Δ	128
	Massachusetts Mutual Life Insurance Co.
415	8.88%, 06/01/2039 ▪	445
	MBNA America Bank N.A.
495	7.13%, 11/15/2012 ▪	508
	Morgan Stanley
1,450	7.30%, 05/13/2019	1,633
	National City Bank of Ohio
600	4.50%, 03/15/2010	609
	National City Corp.
884	12.00%, 12/10/2012 ♠	933
	PNC Preferred Funding Trust II
2,300	6.11%, 03/15/2012 ▪♠Δ	1,269
	Pricoa Global Funding I
500	0.59%, 01/30/2012 ▪Δ	470
	Progressive Corp.
241	6.70%, 06/15/2037 Δ	182
	Prudential Financial, Inc.
282	7.38%, 06/15/2019	299
214	8.88%, 06/15/2038 Δ	188
	Rabobank Netherlands
274	11.00%, 06/30/2019 ▪♠	319
	State Street Capital Trust III
1,235	8.25%, 03/15/2042 Δ	1,155
	Transcapitalinvest Ltd.
1,200	5.67%, 03/05/2014 §	1,117
	UBS Preferred Funding Trust I
1,250	8.62%, 10/01/2010 ‡♠	938
	UnitedHealth Group, Inc.
1,500	6.88%, 02/15/2038	1,559
	USB Capital IX
1,830	6.19%, 04/15/2011 ‡♠Δ	1,308

2

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 33.6% — (continued)
	Finance - 9.5% — (continued)
	Wells Fargo Bank NA
$600	1.06%, 05/16/2016 Δ	$454
	Wells Fargo Capital XIII
303	7.70%, 03/26/2013 ‡♠Δ	264

		29,942

	Foreign Governments - 1.8%
	Banco Nacional De Desenvolvimento
235	6.50%, 06/10/2019 ▪	238
	Brazil (Republic of)
1,015	8.00%, 01/15/2018	1,147
	Colombia (Republic of)
725	7.38%, 03/18/2019	787
	El Salvador (Republic of)
991	7.65%, 06/15/2035 §	872
	Hungary (Republic of)
150	4.75%, 02/03/2015	139
	Peru (Republic of)
800	6.55%, 03/14/2037	788
	South Africa (Republic of)
300	5.88%, 05/30/2022	299
200	6.88%, 05/27/2019	218
	United Mexican States
1,256	5.95%, 03/19/2019	1,279

		5,767

	Health Care - 3.2%
	Abbott Laboratories
557	5.13%, 04/01/2019	588
	Amgen, Inc.
252	6.40%, 02/01/2039	286
	Becton Dickinson & Co.
750	5.00%, 05/15/2019	776
	Covidien International
1,500	6.55%, 10/15/2037	1,718
	CVS Caremark Corp.
1,125	6.30%, 06/01/2037 Δ	866
	CVS Corp.
1,340	8.35%, 07/10/2031 ▪	1,384
	Eli Lilly & Co.
236	5.95%, 11/15/2037	258
	Express Scripts, Inc.
560	7.25%, 06/15/2019	645
	Merck & Co., Inc.
1,030	5.85%, 06/30/2039	1,111
	Pfizer, Inc.
590	6.20%, 03/15/2019	668
615	7.20%, 03/15/2039	772
	Roche Holdings, Inc.
169	6.00%, 03/01/2019 ▪	188
279	7.00%, 03/01/2039 ▪	341
	St. Jude Medical, Inc.
310	4.88%, 07/15/2019	315

		9,916

	Services - 1.9%
	Allied Waste North America, Inc.
500	7.13%, 05/15/2016	516
900	7.25%, 03/15/2015	932
	Comcast Corp.
620	6.30%, 11/15/2017	683
	DirecTV Holdings LLC
1,340	7.63%, 05/15/2016	1,357
475	8.38%, 03/15/2013	485
	President & Fellows of Harvard
336	6.00%, 01/15/2019 ▪	376
	Waste Management, Inc.
1,460	7.38%, 03/11/2019	1,658

		6,007

	Technology - 5.2%
	AT&T, Inc.
1,150	6.55%, 02/15/2039	1,277
	Cingular Wireless Services, Inc.
590	8.75%, 03/01/2031	770
	Cisco Systems, Inc.
815	5.90%, 02/15/2039	866
	Embarq Corp.
2,700	8.00%, 06/01/2036 ‡	2,551
	Hanaro Telecom, Inc.
460	7.00%, 02/01/2012 ▪	466
	Nokia Corp.
242	5.38%, 05/15/2019	253
222	6.63%, 05/15/2039	249
	Qwest Corp.
1,440	7.25%, 10/15/2035	1,102
	Rogers Cable, Inc.
390	8.75%, 05/01/2032	477
	Rogers Communications, Inc.
1,273	7.50%, 03/15/2015	1,474
	Telecom Italia Capital
696	7.18%, 06/18/2019	775
1,104	7.72%, 06/04/2038 ‡	1,244
	Time Warner Cable, Inc.
900	8.25%, 04/01/2019	1,093
	Verizon Wireless
1,312	8.50%, 11/15/2018 ▪	1,666
	Vodafone Group plc
335	5.45%, 06/10/2019	350
1,750	6.15%, 02/27/2037	1,867

		16,480

	Transportation - 0.3%
	Canadian Pacific Railway Co.
675	5.95%, 05/15/2037	569
253	7.25%, 05/15/2019	284

		853

	Utilities - 2.5%
	Alabama Power Co.
384	6.00%, 03/01/2039	420
	Commonwealth Edison Co.
1,700	5.80%, 03/15/2018	1,831
	Duke Energy Corp.
355	6.35%, 08/15/2038	403
222	7.00%, 11/15/2018	262
	Electricite de France
605	6.95%, 01/26/2039 ▪	736

3

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 33.6% — (continued)
	Utilities - 2.5% — (continued)
	Kinder Morgan Energy Partners L.P.
$550	5.63%, 02/15/2015	$581
730	6.95%, 01/15/2038	790
	Pacific Gas & Electric Energy Recovery Funding LLC
629	8.25%, 10/15/2018	791
	Public Service Co. of Colorado
860	6.50%, 08/01/2038	1,009
	TransCanada Pipelines Ltd.
814	7.25%, 08/15/2038	990

		7,813

	Total corporate bonds: investment grade (cost $97,413)	$105,597

CORPORATE BONDS: NON-INVESTMENT GRADE - 35.4%
	Basic Materials - 2.5%
	Ashland, Inc.
$690	9.13%, 06/01/2017 ▪	$728
	Cenveo, Inc.
300	10.50%, 08/15/2016 ▪	249
	Georgia-Pacific LLC
2,150	8.25%, 05/01/2016 ▪	2,225
420	9.50%, 12/01/2011	441
	Goodyear Tire & Rubber Co.
750	5.01%, 12/01/2009 Δ	747
	Graham Packaging Co., Inc.
500	8.50%, 10/15/2012	497
	Peabody Energy Corp.
450	6.88%, 03/15/2013	454
1,000	7.38%, 11/01/2016	1,005
	Teck Resources Ltd.
1,360	10.75%, 05/15/2019 ▪	1,583

		7,929

	Capital Goods - 0.2%
	Bausch & Lomb, Inc.
460	9.88%, 11/01/2015	459
	L-3 Communications Corp.
410	5.88%, 01/15/2015	389

		848

	Consumer Cyclical - 4.3%
	Aramark Corp.
940	5.00%, 06/01/2012	879
	D.R. Horton, Inc.
945	4.88%, 01/15/2010	943
	Desarrolladora Homes S.A.
521	7.50%, 09/28/2015	490
	Dollarama Group L.P.
700	8.88%, 08/15/2012	690
	ESCO Corp.
1,600	8.63%, 12/15/2013 ▪	1,472
	Federated Retail Holdings, Inc.
2,770	5.90%, 12/01/2016	2,511
	KB Home & Broad Home Corp.
450	6.38%, 08/15/2011	450
	Parkson Retail Group Ltd.
1,050	7.88%, 11/14/2011	1,050
	Pulte Homes, Inc.
1,180	7.88%, 08/01/2011	1,212
	SGS International, Inc.
450	12.00%, 12/15/2013	315
	Supervalu, Inc.
900	7.50%, 11/15/2014	871
1,280	8.00%, 05/01/2016	1,270
	Tenneco Automotive, Inc.
455	10.25%, 07/15/2013	457
	United Components, Inc.
1,275	9.38%, 06/15/2013	873

		13,483

	Consumer Staples - 1.3%
	Appleton Papers, Inc.
400	8.13%, 06/15/2011	283
	Constellation Brands, Inc.
995	8.38%, 12/15/2014	1,030
	SPX Corp.
1,150	7.63%, 12/15/2014	1,144
	Tyson Foods, Inc.
1,660	10.50%, 03/01/2014 ▪	1,843

		4,300

	Energy - 3.4%
	Chesapeake Energy Corp.
780	7.00%, 08/15/2014	755
775	7.63%, 07/15/2013	777
	Ferrellgas Partners L.P.
400	6.75%, 05/01/2014	364
870	6.75%, 05/01/2014 ▪	792
450	8.75%, 06/15/2012	439
	Inergy L.P.
1,000	8.25%, 03/01/2016	993
	Newfield Exploration Co.
1,250	7.13%, 05/15/2018	1,216
	Petrohawk Energy Corp.
1,500	9.13%, 07/15/2013	1,556
	Plains Exploration & Production Co.
450	7.63%, 06/01/2018	435
1,100	7.75%, 06/15/2015	1,092
300	10.00%, 03/01/2016	324
	Tesoro Corp.
1,000	9.75%, 06/01/2019	1,007
	Western Refining, Inc.
1,000	10.75%, 06/15/2014 ▪Δ	920

		10,670

	Finance - 2.1%
	Drummond Co., Inc.
1,410	7.38%, 02/15/2016 ▪	1,142
	Ford Motor Credit Co.
750	5.70%, 01/15/2010	739
1,535	7.50%, 08/01/2012	1,417
540	12.00%, 05/15/2015	550
	GMAC LLC
925	7.00%, 02/01/2012 ▪	837

4

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 35.4% — (continued)
	Finance - 2.1% — (continued)
	LPL Holdings, Inc.
$1,255	10.75%, 12/15/2015 ▪	$1,173
	Yankee Acquisition Corp.
725	8.50%, 02/15/2015	649

		6,507

	Foreign Governments - 2.7%
	Argentina (Republic of)
2,370	7.00%, 10/03/2015	1,221
	Indonesia (Republic of)
380	6.88%, 01/17/2018 §	386
1,400	7.25%, 04/20/2015 §	1,459
	Panama (Republic of)
800	7.13%, 01/29/2026	832
	Philippines (Republic of)
1,200	8.38%, 06/17/2019	1,386
	Turkey (Republic of)
1,656	7.25%, 03/15/2015	1,769
	Venezuela (Republic of)
2,244	5.75%, 02/26/2016	1,324

		8,377

	Health Care - 3.1%
	Biomet, Inc.
1,420	10.38%, 10/15/2017	1,520
	HCA, Inc.
640	7.88%, 02/01/2011	640
305	8.50%, 04/15/2019 ▪	313
1,610	9.25%, 11/15/2016	1,678
	IASIS Healthcare Capital Corp.
900	8.75%, 06/15/2014	895
	Invacare Corp.
65	9.75%, 02/15/2015	66
	Inverness Medical Innovation, Inc.
680	9.00%, 05/15/2016	680
	Multiplan Corp.
375	10.38%, 04/15/2016 ▪	360
	Psychiatric Solutions, Inc.
1,550	7.75%, 07/15/2015	1,469
	Reable Therapeutics Finance LLC
550	11.75%, 11/15/2014	459
	Skilled Healthcare Group, Inc.
600	11.00%, 01/15/2014	618
	Warner Chilcott Corp.
1,000	8.75%, 02/01/2015	1,000

		9,698

	Services - 5.0%
	Affinion Group, Inc.
510	10.13%, 10/15/2013 ▪	505
1,855	11.50%, 10/15/2015	1,716
	AMC Entertainment, Inc.
725	11.00%, 02/01/2016	732
	Ameristar Casinos, Inc.
220	9.25%, 06/01/2014 ▪	227
	Echostar DBS Corp.
2,260	7.75%, 05/31/2015	2,266
	FireKeepers Development Authority
1,000	13.88%, 05/01/2015 ▪	1,000
	Harland Clarke Holdings
455	9.50%, 05/15/2015	365
	Iron Mountain, Inc.
685	8.00%, 06/15/2020	668
	Marquee Holdings, Inc.
575	9.51%, 08/15/2014	472
	MGM Mirage, Inc.
135	10.38%, 05/15/2014 ▪	145
2,135	11.13%, 11/15/2017 ▪	2,348
	Pinnacle Entertainment, Inc.
205	8.63%, 08/01/2017 ▪☼	205
380	8.75%, 10/01/2013	391
	SunGard Data Systems, Inc.
900	10.25%, 08/15/2015	922
	TL Acquisitions, Inc.
995	10.50%, 01/15/2015 ▪	856
	Videotron Ltee
625	6.88%, 01/15/2014	612
1,070	9.13%, 04/15/2018	1,110
	Virgin Media, Inc.
390	6.50%, 11/15/2016 ۞▪	339
	West Corp.
1,130	9.50%, 10/15/2014	1,073

		15,952

	Technology - 6.1%
	Canwest MediaWorks L.P.
535	9.25%, 08/01/2015 ▪	70
	Charter Communications Operating LLC
925	10.88%, 09/15/2014 ▪Ψ	999
	Cricket Communications, Inc.
155	7.75%, 05/15/2016 ▪	154
520	9.38%, 11/01/2014	528
	CSC Holdings, Inc.
1,660	7.63%, 04/01/2011	1,681
820	8.50%, 04/15/2014 ▪	845
	DaVita, Inc.
1,175	6.63%, 03/15/2013	1,154
	Frontier Communications Corp.
2,360	8.25%, 05/01/2014	2,389
	Intelsat Corp.
400	9.25%, 06/15/2016	404
	Intelsat Jackson Holdings Ltd.
370	11.50%, 06/15/2016	380
	Level 3 Financing, Inc.
1,550	12.25%, 03/15/2013	1,554
	Mediacom LLC
1,570	7.88%, 02/15/2011	1,558
	MetroPCS Wireless, Inc.
1,300	9.25%, 11/01/2014	1,346
	Qwest Communications International, Inc.
1,500	7.50%, 02/15/2014	1,466
	Seagate Technology International
605	10.00%, 05/01/2014 ▪	663

5

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 35.4% — (continued)
	Technology - 6.1% — (continued)
	Sprint Capital Corp.
$1,400	7.63%, 01/30/2011	$1,410
1,010	8.75%, 03/15/2032	870
	Windstream Corp.
1,520	8.63%, 08/01/2016	1,543

		19,014

	Transportation - 0.4%
	Bristow Group, Inc.
70	7.50%, 09/15/2017	65
	Continental Airlines, Inc.
387	7.03%, 06/15/2011	306
	Grupo Senda Autotransporte
1,195	10.50%, 10/03/2015 ⌂	502
	United Air Lines, Inc.
330	7.19%, 04/01/2011	322

		1,195

	Utilities - 4.3%
	AES Corp.
2,365	8.00%, 10/15/2017	2,318
	AES El Salvador Trust
700	6.75%, 02/01/2016 §	539
	Copano Energy LLC
600	8.13%, 03/01/2016	585
	El Paso Corp.
1,800	7.00%, 06/15/2017	1,730
500	7.75%, 01/15/2032	448
	Energy Future Holdings
2,490	10.88%, 11/01/2017	2,160
	Kinder Morgan, Inc.
550	5.15%, 03/01/2015	496
540	6.50%, 09/01/2012	545
	Mirant Mid-Atlantic LLC
626	9.13%, 06/30/2017	632
	Mirant North America LLC
680	7.38%, 12/31/2013	672
	NRG Energy, Inc.
1,365	7.25%, 02/01/2014	1,341
520	7.38%, 01/15/2017	502
300	8.50%, 06/15/2019	295
	RRI Energy, Inc.
947	6.75%, 12/15/2014	935
	Texas Competitive Electric Co.
315	10.25%, 11/01/2015	247

		13,445

	Total corporate bonds: non-investment grade (cost $107,525)	$111,418

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 9.4%
	Basic Materials - 1.4%
	Arizona Chemical Co.
$250	6.00%, 02/27/2014 ±	$187
	Ashland, Inc.
463	7.65%, 05/13/2014 ±	470
	Calumet Lubricants Co., L.P.
115	0.43%, 12/29/2014 ±	100
858	4.85%, 01/03/2015 ±	744
	Coffeyville Resources
132	3.15%, 12/21/2010 ±	127
1,058	5.50%, 12/21/2013 ±	1,014
	Goodyear Engineered Products
898	2.55%, 07/31/2014 ◊☼	597
	John Maneely Co.
444	3.63%, 12/08/2013 ±	347
	Newpage Corp.
975	4.06%, 12/21/2014 ±	850

		4,436

	Capital Goods - 0.5%
	MacAndrews Amg Holdings LLC
369	6.04%, 04/17/2012 ±⌂	284
	WESCO Aircraft Hardware Corp.
500	6.04%, 03/28/2014 ±	353
	Yankee Candle Co.
947	2.00%, 02/06/2014 ±	876

		1,513

	Consumer Cyclical - 0.9%
	Brand Energy & Infrastructure Services
491	3.67%, 02/07/2014 ±	451
	Custom Building Products
955	7.96%, 10/20/2011 ±	905
	Lear Corp.
994	4.75%, 04/25/2012 ±Ω	745
400	10.00%, 07/15/2010 ±☼Ω	413
	Tensar Corp.
492	3.99%, 10/28/2012 ±	355

		2,869

	Consumer Staples - 0.5%
	Dole Food Co., Inc.
98	0.51%, 04/12/2013 ±	99
813	8.00%, 04/12/2013 ±	817
	WM Wrigley Jr. Co.
589	6.50%, 10/06/2014 ±	597

		1,513

	Energy - 1.1%
	Lyondell Chemical Co.
334	5.81%, 12/15/2009 ±Ψ	281
1,741	9.17%, 12/15/2009 ±☼Ψ	1,801
	Lyondell Chemical Co., Dutch RC
15	3.79%, 12/20/2013 ±Ψ	6
	Lyondell Chemical Co., Dutch Tranche A
35	3.79%, 12/20/2013 ±Ψ	15
	Lyondell Chemical Co., German B-1
43	4.04%, 12/20/2014 ±Ψ	19
	Lyondell Chemical Co., German B-2
43	4.04%, 12/20/2014 ±Ψ	19
	Lyondell Chemical Co., German B-3
43	4.04%, 12/20/2014 ±Ψ	19
	Lyondell Chemical Co., Primary RC
56	3.79%, 12/20/2013 ±Ψ	24

6

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 9.4% — (continued)
	Energy - 1.1% — (continued)
	Lyondell Chemical Co., Term Loan A
$107	3.79%, 12/20/2013 ±Ψ	$46
	Lyondell Chemical Co., U.S. B-1
187	7.00%, 12/20/2014 ±Ψ	81
	Lyondell Chemical Co., U.S. B-2
187	7.00%, 12/20/2014 ±Ψ	81
	Lyondell Chemical Co., U.S. B-3
187	7.00%, 12/20/2014 ±Ψ	81
	Turbo Beta Ltd.
1,023	14.50%, 03/12/2018 ±⌂†	614
	Western Refining, Inc.
272	8.25%, 05/30/2014 ±	261

		3,348

	Finance - 0.5%
	BNY Convergex Group LLC & EZE Castle Software
1,500	3.29%, 08/30/2013 ±	1,451
	Realogy Corp.
104	0.22%, 10/05/2013 ±	80
386	3.31%, 10/05/2014 ±	298

		1,829

	Health Care - 0.9%
	Generics International, Inc.
985	4.10%, 11/19/2014 ±⌂	857
	Inverness Medical Innovation, Inc.
438	4.54%, 06/26/2015 ±	405
	Rite Aid Corp.
1,500	9.50%, 06/10/2015 ±	1,532

		2,794

	Services - 1.8%
	Centaur LLC
277	9.25%, 10/30/2012 ±	222
	Dex Media West LLC, Inc.
991	7.00%, 10/24/2014 ±☼Ψ	804
	Emdeon Business Services LLC
500	5.47%, 05/16/2014 ±	462
	Golden Nugget, Inc.
250	3.54%, 12/31/2014 ±⌂	104
	Greenwood Racing, Inc.
1,451	2.54%, 11/14/2011 ±	1,353
	New World Gaming Partners Ltd.
275	5.50%, 03/31/2015 ±⌂	43
	Philosophy, Inc.
239	2.29%, 03/17/2014 ±	141
	Pittsburgh Casino
1,000	11.25%, 01/24/2013 ◊☼	900
	Telesat Canada
493	3.29%, 09/01/2014 ±	474
	West Corp.
1,000	7.25%, 10/24/2013 ◊☼	1,004
	WideOpenWest Finance LLC
280	7.30%, 06/29/2015 ±	168

		5,675

	Technology - 1.0%
	Charter Communications Operating LLC
2,000	9.25%, 03/06/2014 ±☼Ψ	1,993
	Infor Global Solutions, Delayed Draw Term Loan
257	3.75%, 07/28/2012 ±	216
	Infor Global Solutions, U.S. Term Loan
492	4.04%, 07/28/2012 ±	415
	One Communications Corp.
458	4.59%, 06/30/2012 ±	401

		3,025

	Utilities - 0.8%
	Astoria Generating Co. Acquisitions LLC
500	4.10%, 08/23/2013 ±	444
	Atlas Pipeline Partners L.P.
959	6.75%, 07/27/2014 ±	918
	Texas Competitive Electric Holdings Co. LLC
491	3.80%, 10/12/2014 ±	378
	Texas Competitive Electric Holdings Co., LLC
491	3.80%, 10/10/2014 ±	380
	TPF Generation Holdings LLC
375	4.54%, 12/21/2014 ±	315

		2,435

	Total senior floating rate interests: non-investment grade (cost $31,999)	$29,437

U.S. GOVERNMENT AGENCIES - 10.4%
	Federal Home Loan Mortgage Corporation - 2.3%
$5,498	6.50%, 10/01/2037 - 01/01/2038	$5,871
1,282	7.00%, 10/01/2037	1,386

		7,257

	Federal National Mortgage Association - 6.2%
13,342	6.50%, 04/01/2037 - 02/01/2038 ▢	14,289
4,872	7.00%, 11/01/2037 - 05/01/2038	5,309

		19,598

	Other Government Agencies - 1.9%
	Small Business Administration Participation Certificates:
$2,829	5.16%, 02/01/2028	2,959
2,674	5.31%, 05/01/2027 ‡	2,841

		5,800

	Total U.S. government agencies (cost $31,393)	$32,655

U.S. GOVERNMENT SECURITIES - 1.4%
	U.S. Treasury Securities - 1.4%
	U.S. Treasury Notes - 1.4%
$4,375	2.63%, 06/30/2014	$4,398

	Total U.S. government securities (cost $4,411)	$4,398

	Total long-term investments (cost $294,188)	$304,749

7

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.8%
	Investment Pools and Funds - 0.5%
$1,702	JP Morgan U.S. Government Money Market Fund		$1,702
—	State Street Bank U.S. Government Money Market Fund		—
—	Wells Fargo Advantage Government Money Market Fund		—

			1,702

	Repurchase Agreements - 2.3%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/03/2009 in the amount of $4,581, collateralized by U.S. Treasury Bond 6.25%, 2030, value of $4,765)
$4,581	0.18%, 7/31/2009		4,581
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1,303, collateralized by U.S. Treasury Note 4.25%, 2014, value of $1,329)
1,303	0.19%, 7/31/2009		1,303
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/03/2009 in the amount of $1,246, collateralized by U.S. Treasury Bill 3.25%, 2009, value of $1,272)
1,245	0.16%, 7/31/2009		1,245

			7,129

	Total short-term investments (cost $8,831)		$8,831

	Total investments (cost $303,019) ▲	99.7%	$313,580
	Other assets and liabilities	0.3%	927

	Total net assets	100.0%	$314,507

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.9% of total net assets at July 31, 2009.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $303,059 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$18,910
Unrealized Depreciation	(8,389)

Net Unrealized Appreciation	$10,521

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at July 31, 2009, was $1,043, which represents 0.33% of total net assets.

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2009.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2009, was $39,549, which represents 1 2.57% of total net assets.

§	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2009, the market value of these securities amounted to $4,787 or 1.52% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2009.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2009 was $6,515.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2009.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2009.

Ω	Debt security in default due to bankruptcy.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

♦	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2009.

8

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

▢	Security pledged as initial margin deposit for open futures contracts at July 31, 2009.
Futures Contracts Outstanding at July 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	89	Long	Sep 2009	$142
5 Year U.S. Treasury Note	196	Long	Sep 2009	$163
10 Year U.S. Treasury Note	169	Short	Sep 2009	$(338)
U.S. Long Bond	1	Short	Sep 2009	$(1)

				$(34)

*	The number of contracts does not omit 000’s.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis

08/2007	$1,216	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 — 144A	$169
07/2007	$250	Bayview Financial Acquisition Trust, 8.05%, 08/28/2047	250
05/2007	$4,477	CBA Commercial Small Balance Commercial Mortgage, 7.25%, 07/25/2039 — 144A	365
11/2007	$985	Generics International, Inc., 4.10%, 11/19/2014	975
09/2007	$555	GMAC Mortgage Corp. Loan Trust, 6.05%, 12/25/2037	541
06/2007	$250	Golden Nugget, Inc., 3.54%, 12/31/2014	250
05/2007	$299	Greenwich Capital Commercial Funding Corp., 1.50%, 11/05/2021 - 144A	290
05/2007	$323	Greenwich Capital Commercial Funding Corp., 1.70%, 11/05/2021 - 144A	314
10/2007 - 11/2008	$1,195	Grupo Senda Autotransporte, 1 0.50%, 10/03/2015 — 144A	1,093
05/2007	$281	IMPAC Commercial Mortgage Backed Trust, 1.78%, 02/25/2036	270
09/2007	$369	MacAndrews Amg Holdings LLC, 6.04%, 04/17/2012	362
07/2007	$275	New World Gaming Partners Ltd., 5.50%, 03/31/2015	275
06/2008 - 05/2009	$1,023	Turbo Beta Ltd., 1 4.50%, 03/12/2018	1,022
03/2008	$587	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	473

The aggregate value of these securities at July 31, 2009 was $3,666 which represents 1.17% of total net assets.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

9

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$21,244	$—	$20,106	$1,138
Corporate Bonds: Investment Grade	105,597	—	104,872	725
Corporate Bonds: Non-Investment Grade	111,418	—	108,937	2,481
Senior Floating Rate Interests: Non-Investment Grade	29,437	—	28,435	1,002
U.S. Government Agencies	32,655	—	32,655	—
U.S. Government Securities	4,398	—	4,398	—
Short-Term Investments	8,831	1,702	7,129	—

Total	$313,580	$1,702	$306,532	$5,346

Other Financial Instruments *	$305	$305	$—	$—

Liabilities:
Other Financial Instruments *	$339	$339	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Change in
	Balance as of		Unrealized		Transfers In
	October 31,	Realized Gain	Appreciation	Net Purchases	and/or Out of	Balance as of
	2008	(Loss)	(Depreciation)	(Sales)	Level 3	July 31, 2009

Assets:
Asset & Commercial Mortgage Backed Securities	2,105	(40)	(347)*	(121)	(459)	1,138
Corporate Bonds and Senior Floating Rate Interests	2,287	(1,486)	1,092 †	841	1,474	4,208

Total	$4,392	$(1,526)	$745	$720	$1,015	$5,346

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $(349).

†	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $623.

10

The Hartford Target Retirement 2010 Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 97.6%
EQUITY FUNDS - 56.5%
49	The Hartford Capital Appreciation Fund, Class Y		$1,440
45	The Hartford Capital Appreciation II Fund, Class Y•		471
44	The Hartford Disciplined Equity Fund, Class Y		457
50	The Hartford Dividend and Growth Fund, Class Y		778
45	The Hartford Equity Income Fund, Class Y		458
16	The Hartford Fundamental Growth Fund, Class Y•		140
26	The Hartford Global Growth Fund, Class Y•		325
29	The Hartford Growth Fund, Class Y•		393
17	The Hartford Growth Opportunities Fund, Class Y•		356
88	The Hartford International Opportunities Fund, Class Y		1,095
54	The Hartford International Small Company Fund, Class Y		532
26	The Hartford MidCap Fund, Class Y•		450
17	The Hartford MidCap Growth Fund, Class Y•		125
78	The Hartford MidCap Value Fund, Class Y		658
12	The Hartford Select SmallCap Value Fund, Class Y		93
31	The Hartford Small Company Fund, Class Y•		469
326	The Hartford Value Fund, Class Y		2,981

	Total equity funds (cost $11,539)		$11,221

FIXED INCOME FUNDS - 41.1%
105	The Hartford Floating Rate Fund, Class Y		$835
116	The Hartford High Yield Fund, Class Y		727
145	The Hartford Income Fund, Class Y		1,330
134	The Hartford Inflation Plus Fund, Class Y		1,468
47	The Hartford Short Duration Fund, Class Y		446
76	The Hartford Strategic Income Fund, Class Y		637
272	The Hartford Total Return Bond Fund, Class Y		2,748

	Total fixed income funds (cost $8,072)		$8,191

	Total investments in affiliated investment companies (cost $19,611)		$19,412

EXCHANGE TRADED FUNDS - 2.0%
4	Powershares Emerging Markets Sovereign Debt Portfolio ETF		$109
4	SPDR DJ Wilshire International Real Estate ETF		140
4	SPDR DJ Wilshire REIT ETF		153

	Total exchange traded funds (cost $549)		$402

	Total long-term investments (cost $20,160)		$19,814

SHORT-TERM INVESTMENTS - 0.0%
1	State Street Bank Money Market Fund		$1

	Total short-term investments (cost $1)		$1

	Total investments (cost $20,161) ▲	99.6%	$19,815
	Other assets and liabilities	0.4%	70

	Total net assets	100.0%	$19,885

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $20,360 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$755
Unrealized Depreciation	(1,300)

Net Unrealized Depreciation	$(545)

•	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$19,412	$19,412	$—	$—
Exchange Traded Funds	402	402	—	—
Short-Term Investments	1	1	—	—

Total	$19,815	$19,815	$—	$—

1

The Hartford Target Retirement 2015 Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 96.3%
EQUITY FUNDS - 62.9%
14	The Hartford Capital Appreciation Fund, Class Y		$397
21	The Hartford Capital Appreciation II Fund, Class Y•		217
15	The Hartford Disciplined Equity Fund, Class Y		155
10	The Hartford Dividend and Growth Fund, Class Y		150
16	The Hartford Fundamental Growth Fund, Class Y•		145
6	The Hartford Global Growth Fund, Class Y•		74
4	The Hartford Growth Fund, Class Y•		55
17	The Hartford International Opportunities Fund, Class Y		206
14	The Hartford International Small Company Fund, Class Y		136
5	The Hartford MidCap Fund, Class Y•		80
—	The Hartford Select SmallCap Value Fund, Class Y		1
6	The Hartford Small Company Fund, Class Y•		86
62	The Hartford Value Fund, Class Y		566

	Total equity funds (cost $1,954)		$2,268

FIXED INCOME FUNDS - 33.4%
15	The Hartford Floating Rate Fund, Class Y		$118
5	The Hartford High Yield Fund, Class Y		29
2	The Hartford Income Fund, Class Y		20
20	The Hartford Inflation Plus Fund, Class Y		221
18	The Hartford Short Duration Fund, Class Y		172
30	The Hartford Strategic Income Fund, Class Y		251
38	The Hartford Total Return Bond Fund, Class Y		383

	Total fixed income funds (cost $1,092)		$1,194

	Total investments in affiliated investment companies (cost $3,046)		$3,462

EXCHANGE TRADED FUNDS - 3.0%
—	Powershares Emerging Markets Sovereign Debt Portfolio ETF		$1
2	SPDR DJ Wilshire International Real Estate ETF		58
1	SPDR DJ Wilshire REIT ETF		47

	Total exchange traded funds (cost $103)		$106

	Total long-term investments (cost $3,149)		$3,568

SHORT-TERM INVESTMENTS - %
—	State Street Bank Money Market Fund		$—

	Total short-term investments (cost $-)		$—

	Total investments (cost $3,149) ▲	99.3%	$3,568
	Other assets and liabilities	0.7%	26

	Total net assets	100.0%	$3,594

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $3,149 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$422
Unrealized Depreciation	(3)

Net Unrealized Appreciation	$419

•	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$3,462	$3,462	$—	$—
Exchange Traded Funds	106	106	—	—

Total	$3,568	$3,568	$—	$—

1

The Hartford Target Retirement 2020 Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 98.1%
EQUITY FUNDS - 68.1%
198	The Hartford Capital Appreciation Fund, Class Y		$5,795
88	The Hartford Capital Appreciation II Fund, Class Y•		923
102	The Hartford Disciplined Equity Fund, Class Y		1,057
72	The Hartford Dividend and Growth Fund, Class Y		1,106
104	The Hartford Equity Income Fund, Class Y		1,068
43	The Hartford Fundamental Growth Fund, Class Y•		388
38	The Hartford Global Equity Fund, Class Y		291
72	The Hartford Global Growth Fund, Class Y•		911
129	The Hartford Growth Fund, Class Y•		1,750
43	The Hartford Growth Opportunities Fund, Class Y•		903
147	The Hartford International Opportunities Fund, Class Y		1,831
196	The Hartford International Small Company Fund, Class Y		1,940
19	The Hartford MidCap Fund, Class Y•		319
13	The Hartford MidCap Value Fund, Class Y		111
61	The Hartford Select MidCap Value Fund, Class Y		443
260	The Hartford Select SmallCap Value Fund, Class Y		1,988
47	The Hartford Small Company Fund, Class Y•		696
758	The Hartford Value Fund, Class Y		6,918

	Total equity funds (cost $32,155)		$28,438

FIXED INCOME FUNDS - 30.0%
101	The Hartford Floating Rate Fund, Class Y		$804
212	The Hartford High Yield Fund, Class Y		1,331
40	The Hartford Income Fund, Class Y		371
225	The Hartford Inflation Plus Fund, Class Y		2,473
107	The Hartford Short Duration Fund, Class Y		1,004
324	The Hartford Strategic Income Fund, Class Y		2,705
382	The Hartford Total Return Bond Fund, Class Y		3,857

	Total fixed income funds (cost $12,391)		$12,545

	Total investments in affiliated investment companies (cost $44,546)		$40,983

EXCHANGE TRADED FUNDS - 1.7%
2	Powershares Emerging Markets Sovereign Debt Portfolio ETF		$51
9	SPDR DJ Wilshire International Real Estate ETF		277
9	SPDR DJ Wilshire REIT ETF		356

	Total exchange traded funds (cost $686)		$684

	Total long-term investments (cost $45,232)		$41,667

SHORT-TERM INVESTMENTS - %
—	State Street Bank Money Market Fund		$—

	Total short-term investments (cost $—)		$—

	Total investments (cost $45,232) ▲	99.8%	$41,667
	Other assets and liabilities	0.2%	102

	Total net assets	100.0%	$41,769

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $45,458 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$969
Unrealized Depreciation	(4,760)

Net Unrealized Depreciation	$(3,791)

•	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$40,983	$40,983	$—	$—
Exchange Traded Funds	684	684	—	—

Total	$41,667	$41,667	$—	$—

1

The Hartford Target Retirement 2025 Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 96.2%
EQUITY FUNDS - 73.1%
23	The Hartford Capital Appreciation Fund, Class Y		$660
11	The Hartford Capital Appreciation II Fund, Class Y•		120
12	The Hartford Dividend and Growth Fund, Class Y		184
14	The Hartford Fundamental Growth Fund, Class Y•		125
8	The Hartford Global Growth Fund, Class Y•		106
9	The Hartford Growth Fund, Class Y•		128
4	The Hartford Growth Opportunities Fund, Class Y•		82
18	The Hartford International Opportunities Fund, Class Y		229
14	The Hartford International Small Company Fund, Class Y		139
—	The Hartford MidCap Fund, Class Y•		—
—	The Hartford MidCap Value Fund, Class Y		—
—	The Hartford Select SmallCap Value Fund, Class Y		—
10	The Hartford Small Company Fund, Class Y•		150
3	The Hartford SmallCap Growth Fund, Class Y•		72
69	The Hartford Value Fund, Class Y		634

	Total equity funds (cost $2,306)		$2,629

FIXED INCOME FUNDS - 23.1%
15	The Hartford Inflation Plus Fund, Class Y		$165
18	The Hartford Short Duration Fund, Class Y		167
50	The Hartford Total Return Bond Fund, Class Y		502

	Total fixed income funds (cost $783)		$834

	Total investments in affiliated investment companies (cost $3,089)		$3,463

EXCHANGE TRADED FUNDS - 3.1%
2	SPDR DJ Wilshire International Real Estate ETF		$65
1	SPDR DJ Wilshire REIT ETF		48

	Total exchange traded funds (cost $113)		$113

	Total long-term investments (cost $3,202)		$3,576

	Total investments (cost $3,202) ▲	99.3%	$3,576
	Other assets and liabilities	0.7%	23

	Total net assets	100.0%	$3,599

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $3,202 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$380
Unrealized Depreciation	(6)

Net Unrealized Appreciation	$374

•	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$3,463	$3,463	$—	$—
Exchange Traded Funds	113	113	—	—

Total	$3,576	$3,576	$—	$—

1

The Hartford Target Retirement 2030 Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 97.8%
EQUITY FUNDS - 78.9%
196	The Hartford Capital Appreciation Fund, Class Y		$5,744
124	The Hartford Capital Appreciation II Fund, Class Y•		1,306
182	The Hartford Disciplined Equity Fund, Class Y		1,879
105	The Hartford Dividend and Growth Fund, Class Y		1,626
105	The Hartford Equity Income Fund, Class Y		1,078
33	The Hartford Fundamental Growth Fund, Class Y•		293
44	The Hartford Global Equity Fund, Class Y		336
92	The Hartford Global Growth Fund, Class Y•		1,169
125	The Hartford Growth Fund, Class Y•		1,690
56	The Hartford Growth Opportunities Fund, Class Y•		1,155
199	The Hartford International Opportunities Fund, Class Y		2,487
185	The Hartford International Small Company Fund, Class Y		1,825
36	The Hartford MidCap Fund, Class Y•		608
46	The Hartford MidCap Growth Fund, Class Y•		339
43	The Hartford MidCap Value Fund, Class Y		358
63	The Hartford Select MidCap Value Fund, Class Y		453
238	The Hartford Select SmallCap Value Fund, Class Y		1,822
72	The Hartford Small Company Fund, Class Y•		1,067
827	The Hartford Value Fund, Class Y		7,554

	Total equity funds (cost $36,769)		$32,789

FIXED INCOME FUNDS - 18.9%
150	The Hartford Inflation Plus Fund, Class Y		$1,646
53	The Hartford Short Duration Fund, Class Y		500
571	The Hartford Total Return Bond Fund, Class Y		5,764

	Total fixed income funds (cost $7,796)		$7,910

	Total investments in affiliated investment companies (cost $44,565)		$40,699

EXCHANGE TRADED FUNDS - 2.0%
14	SPDR DJ Wilshire International Real Estate ETF		$426
11	SPDR DJ Wilshire REIT ETF		414

	Total exchange traded funds (cost $949)		$840

	Total long-term investments (cost $45,514)		$41,539

	Total investments (cost $45,514) ▲	99.8%	$41,539
	Other assets and liabilities	0.2%	73

	Total net assets	100.0%	$41,612

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $45,677 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$734
Unrealized Depreciation	(4,872)

Net Unrealized Depreciation	$(4,138)

•	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$40,699	$40,699	$—	$—
Exchange Traded Funds	840	840	—	—

Total	$41,539	$41,539	$—	$—

1

The Hartford Target Retirement 2035 Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 95.9%
EQUITY FUNDS - 83.3%
21	The Hartford Capital Appreciation Fund, Class Y		$628
18	The Hartford Capital Appreciation II Fund, Class Y•		191
9	The Hartford Disciplined Equity Fund, Class Y		97
3	The Hartford Dividend and Growth Fund, Class Y		51
10	The Hartford Equity Income Fund, Class Y		103
15	The Hartford Fundamental Growth Fund, Class Y•		136
8	The Hartford Global Growth Fund, Class Y•		104
9	The Hartford Growth Fund, Class Y•		124
4	The Hartford Growth Opportunities Fund, Class Y•		75
20	The Hartford International Opportunities Fund, Class Y		252
17	The Hartford International Small Company Fund, Class Y		167
1	The Hartford MidCap Fund, Class Y•		12
1	The Hartford MidCap Growth Fund, Class Y•		4
13	The Hartford MidCap Value Fund, Class Y		110
—	The Hartford Select MidCap Value Fund, Class Y		3
14	The Hartford Select SmallCap Value Fund, Class Y		106
12	The Hartford Small Company Fund, Class Y•		185
68	The Hartford Value Fund, Class Y		621

	Total equity funds (cost $2,609)		$2,969

FIXED INCOME FUNDS - 12.6%
18	The Hartford Inflation Plus Fund, Class Y		$195
25	The Hartford Total Return Bond Fund, Class Y		254

	Total fixed income funds (cost $416)		$449

	Total investments in affiliated investment companies (cost $3,025)		$3,418

EXCHANGE TRADED FUNDS - 3.5%
2	SPDR DJ Wilshire International Real Estate ETF		$72
1	SPDR DJ Wilshire REIT ETF		52

	Total exchange traded funds (cost $124)		$124

	Total long-term investments (cost $3,149)		$3,542

	Total investments (cost $3,149) ▲	99.4%	$3,542
	Other assets and liabilities	0.6%	22

	Total net assets	100.0%	$3,564

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $3,149 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$399
Unrealized Depreciation	(6)

Net Unrealized Appreciation	$393

•	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$3,418	$3,418	$—	$—
Exchange Traded Funds	124	124	—	—

Total	$3,542	$3,542	$—	$—

1

The Hartford Target Retirement 2040 Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 95.7%
EQUITY FUNDS - 86.5%
21	The Hartford Capital Appreciation Fund, Class Y		$610
18	The Hartford Capital Appreciation II Fund, Class Y•		187
3	The Hartford Dividend and Growth Fund, Class Y		50
10	The Hartford Equity Income Fund, Class Y		101
15	The Hartford Fundamental Growth Fund, Class Y•		131
—	The Hartford Global Equity Fund, Class Y		—
—	The Hartford Global Growth Fund, Class Y•		6
16	The Hartford Growth Fund, Class Y•		217
4	The Hartford Growth Opportunities Fund, Class Y•		83
22	The Hartford International Opportunities Fund, Class Y		276
17	The Hartford International Small Company Fund, Class Y		170
2	The Hartford MidCap Fund, Class Y•		26
6	The Hartford MidCap Growth Fund, Class Y•		45
7	The Hartford MidCap Value Fund, Class Y		59
3	The Hartford Select MidCap Value Fund, Class Y		24
16	The Hartford Select SmallCap Value Fund, Class Y		121
14	The Hartford Small Company Fund, Class Y•		211
79	The Hartford Value Fund, Class Y		720

	Total equity funds (cost $2,679)		$3,037

FIXED INCOME FUNDS - 9.2%
13	The Hartford Inflation Plus Fund, Class Y		$141
18	The Hartford Total Return Bond Fund, Class Y		181

	Total fixed income funds (cost $300)		$322

	Total investments in affiliated investment companies (cost $2,979)		$3,359

EXCHANGE TRADED FUNDS - 3.6%
2	SPDR DJ Wilshire International Real Estate ETF		$76
1	SPDR DJ Wilshire REIT ETF		52

	Total exchange traded funds (cost $128)		$128

	Total long-term investments (cost $3,107)		$3,487

	Total investments (cost $3,107) ▲	99.3%	$3,487
	Other assets and liabilities	0.7%	23

	Total net assets	100.0%	$3,510

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $3,107 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$387
Unrealized Depreciation	(7)

Net Unrealized Appreciation	$380

•	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$3,359	$3,359	$—	$—
Exchange Traded Funds	128	128	—	—

Total	$3,487	$3,487	$—	$—

1

The Hartford Target Retirement 2045 Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 95.5%
EQUITY FUNDS - 90.4%
24	The Hartford Capital Appreciation Fund, Class Y		$706
11	The Hartford Capital Appreciation II Fund, Class Y•		116
—	The Hartford Dividend and Growth Fund, Class Y		—
—	The Hartford Equity Income Fund, Class Y		—
21	The Hartford Fundamental Growth Fund, Class Y•		187
9	The Hartford Global Growth Fund, Class Y•		110
22	The Hartford Growth Fund, Class Y•		295
5	The Hartford Growth Opportunities Fund, Class Y•		104
22	The Hartford International Opportunities Fund, Class Y		270
19	The Hartford International Small Company Fund, Class Y		191
—	The Hartford MidCap Value Fund, Class Y		2
2	The Hartford Select MidCap Value Fund, Class Y		12
15	The Hartford Select SmallCap Value Fund, Class Y		117
18	The Hartford Small Company Fund, Class Y•		267
75	The Hartford Value Fund, Class Y		689
—	The Hartford Value Opportunities Fund, Class Y		3

	Total equity funds (cost $2,746)		$3,069

FIXED INCOME FUNDS - 5.1%
11	The Hartford Inflation Plus Fund, Class Y		$123
5	The Hartford Total Return Bond Fund, Class Y		51

	Total fixed income funds (cost $160)		$174

	Total investments in affiliated investment companies (cost $2,906)		$3,243

EXCHANGE TRADED FUNDS - 3.8%
3	SPDR DJ Wilshire International Real Estate ETF		$83
1	SPDR DJ Wilshire REIT ETF		46

	Total exchange traded funds (cost $131)		$129

	Total long-term investments (cost $3,037)		$3,372

	Total investments (cost $3,037) ▲	99.3%	$3,372
	Other assets and liabilities	0.7%	23

	Total net assets	100.0%	$3,395

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $3,037 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$344
Unrealized Depreciation	(9)

Net Unrealized Appreciation	$335

•	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$3,243	$3,243	$—	$—
Exchange Traded Funds	129	129	—	—

Total	$3,372	$3,372	$—	$—

1

The Hartford Target Retirement 2050 Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 95.6%
EQUITY FUNDS - 90.7%
24	The Hartford Capital Appreciation Fund, Class Y		$706
11	The Hartford Capital Appreciation II Fund, Class Y•		116
—	The Hartford Dividend and Growth Fund, Class Y		—
1	The Hartford Equity Income Fund, Class Y		12
21	The Hartford Fundamental Growth Fund, Class Y•		187
9	The Hartford Global Growth Fund, Class Y•		110
22	The Hartford Growth Fund, Class Y•		295
5	The Hartford Growth Opportunities Fund, Class Y•		104
22	The Hartford International Opportunities Fund, Class Y		270
19	The Hartford International Small Company Fund, Class Y		191
—	The Hartford MidCap Value Fund, Class Y		1
—	The Hartford Select MidCap Value Fund, Class Y		2
15	The Hartford Select SmallCap Value Fund, Class Y		117
18	The Hartford Small Company Fund, Class Y•		267
75	The Hartford Value Fund, Class Y		689
1	The Hartford Value Opportunities Fund, Class Y		12

	Total equity funds (cost $2,755)		$3,079

FIXED INCOME FUNDS - 4.9%
11	The Hartford Inflation Plus Fund, Class Y		$123
4	The Hartford Total Return Bond Fund, Class Y		45

	Total fixed income funds (cost $153)		$168

	Total investments in affiliated investment companies (cost $2,908)		$3,247

EXCHANGE TRADED FUNDS - 3.8%
3	SPDR DJ Wilshire International Real Estate ETF		$83
1	SPDR DJ Wilshire REIT ETF		46

	Total exchange traded funds (cost $131)		$129

	Total long-term investments (cost $3,039)		$3,376

	Total investments (cost $3,039) ▲	99.4%	$3,376
	Other assets and liabilities	0.6%	22

	Total net assets	100.0%	$3,398

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $3,039 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$346
Unrealized Depreciation	(9)

Net Unrealized Appreciation	$337

•	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$3,247	$3,247	$—	$—
Exchange Traded Funds	129	129	—	—

Total	$3,376	$3,376	$—	$—

1

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 7.7%
	Finance - 7.7%
	Banc of America Commercial Mortgage, Inc.
$13,599	4.52%, 09/11/2036 ⌂►	$117
	Bayview Commercial Asset Trust
18,894	7.50%, 09/25/2037 ⌂►	1,525
	Bayview Financial Acquisition Trust
1,000	1.94%, 05/28/2037 ⌂Δ	17
	Bear Stearns Commercial Mortgage Securities, Inc.
9,811	4.07%, 07/11/2042 ⌂►	190
8,397	4.12%, 11/11/2041 ⌂►	138
5,570	4.68%, 08/13/2039	5,448
4,200	4.83%, 11/11/2041	4,012
4,060	5.12%, 02/11/2041 Δ	3,915
3,660	5.41%, 12/11/2040	3,622
4,310	5.72%, 09/11/2038 Δ	4,094
	CBA Commercial Small Balance Commercial Mortgage
24,324	7.00%, 07/25/2035 - 06/25/2038 ⌂►†	1,545
	Chase Issuance Trust
2,660	5.12%, 10/15/2014	2,814
	Citigroup Commercial Mortgage Trust
7,735	5.41%, 10/15/2049	7,448
	Citigroup Mortgage Loan Trust, Inc.
—	0.00%, 01/25/2037 ⌂†	—
8,225	5.91%, 07/25/2037 ⌂Δ	5,510
318	12.00%, 01/25/2037 ⌂†	8
	Commercial Mortgage Pass-Through Certificates
3,840	4.72%, 03/10/2039	3,600
4,230	5.45%, 07/10/2037 Δ	4,010
	Countrywide Asset-Backed Certificates
264	5.46%, 07/25/2035	106
	Countrywide Home Loans, Inc.
8,818	6.00%, 10/25/2037 ⌂	6,508
	Credit-Based Asset Servicing and Securitization
735	0.56%, 05/25/2036 ▪Δ	322
1,125	5.86%, 04/25/2037	466
	CS First Boston Mortgage Securities Corp.
418	4.51%, 07/15/2037	421
1,790	5.23%, 12/15/2040	1,736
	Daimler Chrysler Automotive Trust
900	4.71%, 09/10/2012 Δ	923
	First Horizon Mortgage Pass-Through Trust
8,024	5.83%, 05/25/2037 ⌂Δ	5,196
	GE Business Loan Trust
1,711	1.29%, 05/15/2034 ▪Δ	257
26,865	6.14%, 05/15/2034 ⌂►	85
	GE Capital Commercial Mortgage Corp.
2,480	5.05%, 07/10/2045 Δ	2,432
	Goldman Sachs Mortgage Securities Corp. II
20,713	4.38%, 08/10/2038 ⌂►	112
	Green Tree Financial Corp.
189	7.24%, 06/15/2028	170
	Greenwich Capital Commercial Funding Corp.
3,170	4.80%, 08/10/2042	3,050
2,380	5.92%, 07/10/2038 Δ	2,053
	JP Morgan Automotive Receivable Trust
385	12.85%, 03/15/2012 ⌂†	93
	JP Morgan Chase Commercial Mortgage Securities Corp.
83,509	4.82%, 08/12/2037 ►	169
1,855	5.04%, 03/15/2046 Δ	1,746
3,390	5.34%, 05/15/2047	2,754
3,935	5.34%, 12/15/2044 Δ	3,833
1,740	5.40%, 05/15/2045	1,458
83,759	5.42%, 05/12/2045 ►	1,265
4,650	5.47%, 04/15/2043 Δ	4,334
	LB-UBS Commercial Mortgage Trust
2,852	4.48%, 10/15/2029	2,801
23,464	5.26%, 09/15/2039 ⌂►	450
3,850	6.08%, 06/15/2038 Δ	3,437
	Lehman Brothers Small Balance Commercial
848	5.52%, 09/25/2030 ▪†	564
1,100	5.62%, 09/25/2036 ▪	898
	Marlin Leasing Receivables LLC
2,187	5.33%, 09/16/2013 ▪	2,182
	Merrill Lynch/Countrywide Commercial Mortgage Trust
20,462	5.27%, 07/12/2046 ⌂►	473
	Morgan Stanley Capital I
4,160	4.70%, 07/15/2056	3,852
4,050	5.01%, 01/14/2042	4,016
5,560	5.23%, 09/15/2042	5,351
	Morgan Stanley Dean Witter Capital I
2,995	8.05%, 08/25/2032 ⌂►†	—
	Nationstar Home Equity Loan Trust
48	9.97%, 03/25/2037 ⌂•Δ	—
	North Street Referenced Linked Notes
850	1.54%, 04/28/2011 ⌂†Δ	92
	Option One Mortgage Loan Trust — Class M6
875	6.99%, 03/25/2037	30
	Option One Mortgage Loan Trust — Class M7
600	6.99%, 03/25/2037	15
	Option One Mortgage Loan Trust — Class M8
600	6.99%, 03/25/2037	11
	Popular ABS Mortgage Pass-Through Trust
630	4.75%, 12/25/2034	564
437	5.42%, 04/25/2035 ⌂	196
	Renaissance Home Equity Loan Trust
611	5.36%, 05/25/2035	220

The Hartford Total Return Bond Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 7.7% — (continued)
	Finance - 7.7% — (continued)
$3,819	5.58%, 11/25/2036 Δ	$3,312
1,242	5.75%, 05/25/2036 Δ	762
	Renaissance Home Equity Loan Trust — Class M5
1,550	7.00%, 09/25/2037	182
	Renaissance Home Equity Loan Trust — Class M8
1,950	7.00%, 09/25/2037	118
	Residential Funding Mortgage Securities, Inc.
5,327	6.00%, 07/25/2037	3,783
	Soundview NIM Trust
85	6.41%, 12/25/2036 ⌂•	—
	Swift Master Automotive Receivables Trust
4,225	0.94%, 10/15/2012 Δ	3,971
	Wachovia Bank Commercial Mortgage Trust
3,690	5.31%, 11/15/2048	2,986
2,650	5.42%, 01/15/2045	2,679
3,850	5.43%, 07/15/2041 Δ	3,628
	Wamu Commercial Mortgage Securities Trust
4,760	6.14%, 03/23/2045 ⌂Δ	1,238
	Wells Fargo Alternative Loan Trust
3,632	6.25%, 11/25/2037 ⌂	2,322

		137,635

	Total asset & commercial mortgage backed securities (cost $151,179)	$137,635

CORPORATE BONDS: INVESTMENT GRADE - 34.7%
	Basic Materials - 1.8%
	Alcan, Inc.
$672	6.13%, 12/15/2033	$595
665	7.25%, 03/15/2031	655
	Anglo American Capital plc
6,879	9.38%, 04/08/2014 - 04/08/2019 ▪	7,719
	ArcelorMittal
4,330	9.00%, 02/15/2015 ‡	4,817
	Barrick Gold Corp.
3,065	6.95%, 04/01/2019	3,559
	Dow Chemical Co.
5,515	8.55%, 05/15/2019 ‡	6,051
	Rio Tinto Finance USA Ltd.
4,450	5.88%, 07/15/2013	4,713
1,935	9.00%, 05/01/2019	2,276
	Yara International ASA
2,775	7.88%, 06/11/2019 ▪	2,955

		33,340

	Capital Goods - 0.7%
	Boeing Co.
3,005	4.88%, 02/15/2020	3,036
	Meccanica Holdings USA, Inc.
3,070	6.25%, 07/15/2019 ▪	3,268
	Tyco International Ltd.
3,426	8.50%, 01/15/2019	3,969
	Xerox Corp.
1,245	8.25%, 05/15/2014	1,356

		11,629

	Consumer Cyclical - 0.7%
	CRH America, Inc.
2,800	5.30%, 10/15/2013	2,742
1,520	8.13%, 07/15/2018	1,529
	Safeway, Inc.
3,128	5.80%, 08/15/2012	3,379
861	6.25%, 03/15/2014	943
	Tesco plc
4,865	5.50%, 11/15/2017 ▪	4,961

		13,554

	Consumer Staples - 1.5%
	Altria Group, Inc.
3,536	10.20%, 02/06/2039	4,601
	Anheuser-Busch Cos., Inc.
2,000	8.20%, 01/15/2039 ▪	2,516
	Anheuser-Busch InBev N.V.
8,255	7.75%, 01/15/2019 ▪	9,642
	Diageo Capital plc
3,170	5.50%, 09/30/2016	3,328
	General Mills, Inc.
1,364	5.65%, 02/15/2019	1,470
1,850	5.70%, 02/15/2017	1,998
	Unilever Capital Corp.
3,400	4.80%, 02/15/2019	3,520

		27,075

	Energy - 3.1%
	Anadarko Petroleum Corp.
1,253	6.95%, 06/15/2019	1,375
	Canadian Natural Resources Ltd.
391	6.25%, 03/15/2038	426
4,175	6.50%, 02/15/2037	4,606
	Chevron Corp.
3,800	4.95%, 03/03/2019	4,038
	ConocoPhillips
3,346	6.50%, 02/01/2039	3,810
	Consumers Energy Co.
1,460	5.15%, 02/15/2017	1,469
1,595	5.38%, 04/15/2013	1,655
2,240	6.70%, 09/15/2019 ‡	2,535
	EnCana Corp.
815	6.50%, 05/15/2019	919
	Husky Energy, Inc.
1,173	7.25%, 12/15/2019	1,344
	Nabors Industries, Inc.
2,712	9.25%, 01/15/2019	3,169
	Occidental Petroleum Corp.
3,679	4.13%, 06/01/2016	3,641

The Hartford Total Return Bond Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 34.7% — (continued)
	Energy - 3.1% — (continued)
	Petro-Canada
$4,295	5.95%, 05/15/2035	$3,821
	Ras Laffan Liquefied Natural Gas Co., Ltd.
82	3.44%, 09/15/2009 ▪	82
	Sempra Energy
2,096	6.50%, 06/01/2016	2,301
3,413	9.80%, 02/15/2019	4,344
	Shell International Finance B.V.
3,460	6.38%, 12/15/2038	4,093
	Statoilhydro ASA
7,292	5.25%, 04/15/2019	7,776
	TNK-BP Finance S.A.
1,100	6.63%, 03/20/2017 §	946
	Valero Energy Corp.
2,786	9.38%, 03/15/2019	3,233

		55,583

	Finance - 10.0%
	ABX Financing Co.
1,200	6.35%, 10/15/2036 ▪	1,203
	American Express Centurion Bank
4,000	5.95%, 06/12/2017	3,815
	American Express Co.
2,547	5.50%, 04/16/2013	2,583
3,463	5.55%, 10/17/2012	3,537
	Amvescap plc
1,001	5.38%, 02/27/2013	953
	Army Hawaii Family Housing Trust Certificates
915	5.52%, 06/15/2050 ▪	625
	BAE Systems Holdings, Inc.
4,894	5.20%, 08/15/2015 ▪	5,039
1,892	6.38%, 06/01/2019 ▪	2,038
	Bank of America Corp.
5,905	5.65%, 05/01/2018	5,632
5,270	6.50%, 08/01/2016	5,361
2,630	7.38%, 05/15/2014 ‡	2,865
	Barclays Bank plc
7,924	6.75%, 05/22/2019 ‡	8,603
	Capital One Bank
3,400	8.80%, 07/15/2019	3,688
	Citigroup, Inc.
3,885	2.13%, 04/30/2012 ‡	3,903
3,740	8.13%, 07/15/2039	3,767
4,248	8.30%, 12/21/2057 Δ	3,526
5,853	8.50%, 05/22/2019 ‡	6,232
	Comerica Capital Trust II
1,462	6.58%, 02/20/2037 Δ	921
	Corpoacion Andina De Fomento
215	8.13%, 06/04/2019	237
	COX Communications, Inc.
1,718	6.25%, 06/01/2018 ▪	1,819
2,105	8.38%, 03/01/2039 ▪	2,630
	Credit Agricole S.A.
5,009	6.64%, 05/31/2017 ▪♠Δ	3,156
	ERAC USA Finance Co.
3,999	5.60%, 05/01/2015 ▪	3,694
	General Electric Capital Corp.
1,935	5.63%, 05/01/2018	1,953
4,085	6.37%, 11/15/2067 Δ	2,899
	Goldman Sachs Capital Trust II
5,092	5.79%, 06/01/2012 ♠Δ	3,564
	Goldman Sachs Group, Inc.
3,114	6.00%, 05/01/2014	3,374
	International Lease Finance Corp.
1,573	6.38%, 03/25/2013	1,095
	JP Morgan Chase & Co.
6,610	6.30%, 04/23/2019	7,181
4,032	7.90%, 04/30/2018 ♠	3,832
	JP Morgan Chase Capital II
1,485	1.53%, 02/01/2027 Δ	828
	Lincoln National Corp.
2,195	6.05%, 04/20/2067	1,339
	Massachusetts Mutual Life Insurance Co.
2,438	8.88%, 06/01/2039 ▪	2,614
	Mellon Capital IV
5,444	6.24%, 06/20/2012 ♠Δ	3,865
	Metlife, Inc.
220	5.38%, 12/15/2012	227
	Metropolitan Life Global Funding I
4,290	0.88%, 03/15/2012 ▪Δ	4,072
1,400	5.13%, 06/10/2014 ▪	1,406
	Morgan Stanley
4,040	6.00%, 05/13/2014	4,312
5,045	7.30%, 05/13/2019	5,683
	National City Bank of Ohio
800	4.50%, 03/15/2010	812
	National City Corp.
2,854	12.00%, 12/10/2012 ♠	3,012
	Northgroup Preferred Capital Corp.
2,685	6.38%, 10/15/2017 ▪♠Δ	2,121
	PNC Preferred Funding Trust II
9,700	6.11%, 03/15/2012 ▪♠Δ	5,353
	Pricoa Global Funding I
1,855	0.59%, 01/30/2012 ▪Δ	1,744
	Progressive Corp.
1,615	6.70%, 06/15/2037 Δ	1,222
	Prudential Financial, Inc.
3,215	5.15%, 01/15/2013	3,178
2,240	7.38%, 06/15/2019	2,374
924	8.88%, 06/15/2038 Δ	813
	Rabobank Netherlands
1,609	11.00%, 06/30/2019 ▪♠	1,874
	State Street Capital Trust III
2,348	8.25%, 03/15/2042 Δ	2,196
	SunTrust Banks, Inc.
1,265	0.86%, 05/21/2012 Δ	1,127
2,935	0.95%, 08/24/2015 Δ	2,254
	Svenska Handelsbanken Ab
4,675	4.88%, 06/10/2014 ▪	4,831

The Hartford Total Return Bond Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS: INV ESTMENT GRADE - 34.7% — (continued)
		Finance - 10.0% — (continued)
		Unicredito Luxembourg Finance S.A.
	$4,230	6.00%, 10/31/2017 ▪	$3,714
		UnitedHealth Group, Inc.
	1,688	4.88%, 02/15/2013	1,722
	4,805	6.88%, 02/15/2038	4,993
		US Bank Realty Corp.
	4,700	6.09%, 01/15/2012 ▪♠Δ	2,820
		USB Capital IX
	1,384	6.19%, 04/15/2011 ♠Δ	990
		Wells Fargo Bank NA
	3,925	1.06%, 05/16/2016 Δ	2,973
		Wells Fargo Capital XIII
	1,968	7.70%, 03/26/2013 ♠Δ	1,712
		ZFS Finance USA Trust I
	3,725	6.50%, 05/09/2037 ▪Δ	3,092

			178,998

		Foreign Governments - 4.5%
		Banco Nacional De Desenvolvimento
	860	6.50%, 06/10/2019 ▪	871
		Brazil (Republic of)
	1,213	8.00%, 01/15/2018	1,370
		Colombia (Republic of)
	1,450	7.38%, 03/18/2019	1,573
		Deutschland Bundesrepublic
EUR	23,210	3.50%, 07/04/2019	33,645
		El Salvador (Republic of)
	960	7.65%, 06/15/2035 §	845
		Germany (Republic of)
EUR	12,335	2.25%, 04/11/2014	17,469
		Hungary (Republic of)
	320	4.75%, 02/03/2015	296
		Japanese Government
JPY	1,583,500	0.40%, 03/15/2011	16,773
		Japanese Government CPI Linked Bond
JPY	174,903	1.20%, 06/10/2017	1,692
		Peru (Republic of)
	1,115	6.55%, 03/14/2037	1,098
		Russian Federation Government
	1,727	7.50%, 03/31/2030 §	1,746
		South Africa (Republic of)
	600	5.88%, 05/30/2022	599
		United Mexican States
	1,680	5.95%, 03/19/2019	1,710

			79,687

		Health Care - 3.1%
		Abbott Laboratories
	3,529	5.13%, 04/01/2019	3,728
		Amgen, Inc.
	1,659	6.40%, 02/01/2039	1,884
		Becton Dickinson & Co.
	2,190	5.00%, 05/15/2019	2,267
		CVS Caremark Corp.
	4,346	6.30%, 06/01/2037 Δ	3,346
		CVS Corp.
	3,935	8.35%, 07/10/2031 ▪	4,065
		Eli Lilly & Co.
	3,168	4.20%, 03/06/2014	3,327
	1,486	5.95%, 11/15/2037	1,621
		Express Scripts, Inc.
	1,490	6.25%, 06/15/2014	1,626
	1,175	7.25%, 06/15/2019	1,354
		Glaxosmithkline Capital, Inc.
	3,630	4.85%, 05/15/2013	3,852
		Merck & Co., Inc.
	3,240	5.85%, 06/30/2039	3,496
		Novartis Securities Investment Ltd.
	5,499	5.13%, 02/10/2019	5,793
		Pfizer, Inc.
	3,720	6.20%, 03/15/2019	4,209
	3,870	7.20%, 03/15/2039	4,859
		Roche Holdings, Inc.
	3,730	5.00%, 03/01/2014 ▪	3,968
	1,093	6.00%, 03/01/2019 ▪	1,212
	1,796	7.00%, 03/01/2039 ▪	2,196
		St. Jude Medical, Inc.
	1,030	3.75%, 07/15/2014	1,038
	885	4.88%, 07/15/2019	899

			54,740

		Services - 1.4%
		Allied Waste North America, Inc.
	8,263	7.25%, 03/15/2015 ‡	8,552
		Comcast Corp.
	2,421	6.30%, 11/15/2017	2,666
		DirecTV Holdings LLC
	2,705	7.63%, 05/15/2016 ‡	2,739
		President & Fellows of Harvard
	2,220	6.00%, 01/15/2019 ▪	2,486
		Time Warner Entertainment Co., L.P.
	4,215	8.38%, 07/15/2033	5,128
		Waste Management, Inc.
	3,605	6.10%, 03/15/2018	3,714

			25,285

		Technology - 4.1%
		AT&T, Inc.
	2,697	5.50%, 02/01/2018	2,856
	3,795	6.55%, 02/15/2039	4,214
		Cingular Wireless Services, Inc.
	4,780	8.75%, 03/01/2031 ‡	6,241
		Cisco Systems, Inc.
	5,315	5.90%, 02/15/2039 ‡	5,648
		Nokia Corp.
	1,444	5.38%, 05/15/2019	1,508
	1,322	6.63%, 05/15/2039	1,482
		Oracle Corp.
	1,452	6.50%, 04/15/2038	1,679
		Qwest Corp.
	3,330	7.25%, 10/15/2035	2,548
		Rogers Cable, Inc.
	855	8.75%, 05/01/2032	1,044

The Hartford Total Return Bond Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 34.7% — (continued)
	Technology - 4.1% — (continued)
	Rogers Wireless, Inc.
$2,872	6.38%, 03/01/2014	$3,191
	TCI Communications, Inc.
685	8.75%, 08/01/2015	821
	Telecom Italia Capital
4,104	7.18%, 06/18/2019	4,572
4,515	7.72%, 06/04/2038	5,088
	Telefonica Emisiones SAU
3,888	4.95%, 01/15/2015	4,133
	Time Warner Cable, Inc.
2,406	8.25%, 04/01/2019	2,922
	Verizon Communications, Inc.
3,364	6.90%, 04/15/2038	3,869
	Verizon Virginia, Inc.
4,370	4.63%, 03/15/2013	4,467
	Verizon Wireless
6,858	5.55%, 02/01/2014 ▪	7,458
3,108	8.50%, 11/15/2018 ▪	3,947
	Vodafone Group plc
2,375	5.45%, 06/10/2019	2,485
3,510	6.15%, 02/27/2037	3,744

		73,917

	Transportation - 0.3%
	Canadian Pacific Railway Co.
2,520	5.95%, 05/15/2037 ‡	2,126
1,499	7.25%, 05/15/2019	1,683
	Continental Airlines, Inc.
846	6.70%, 06/15/2021	677
707	8.05%, 11/01/2020	594

		5,080

	Utilities - 3.5%
	Alabama Power Co.
2,485	6.00%, 03/01/2039	2,716
	CenterPoint Energy Resources Corp.
2,325	6.13%, 11/01/2017 ‡	2,270
690	6.63%, 11/01/2037	597
	CenterPoint Energy, Inc.
2,775	6.85%, 06/01/2015	2,722
	Commonwealth Edison Co.
3,516	5.80%, 03/15/2018 ‡	3,787
	Detroit Edison Co.
565	6.13%, 10/01/2010	586
	Duke Energy Corp.
1,280	5.25%, 01/15/2018	1,342
1,339	6.35%, 08/15/2038	1,520
3,002	7.00%, 11/15/2018 ‡	3,541
	Electricite de France
3,960	6.95%, 01/26/2039 ▪	4,814
	Enbridge Energy Partners
2,106	6.50%, 04/15/2018	2,182
	Enterprise Products Operations LLC
4,122	6.50%, 01/31/2019 ‡	4,535
	Florida Power Corp.
1,152	5.80%, 09/15/2017	1,257
	Kinder Morgan Energy Partners L.P.
3,240	5.63%, 02/15/2015	3,423
2,175	6.50%, 02/01/2037	2,212
450	6.95%, 01/15/2038	487
	Northeast Utilities
1,450	5.65%, 06/01/2013	1,469
	Northern States Power Co.
1,170	6.25%, 06/01/2036	1,325
	Pacific Gas & Electric Co.
1,655	5.63%, 11/30/2017	1,765
	Pacific Gas & Electric Energy Recovery Funding LLC
2,453	8.25%, 10/15/2018	3,086
	PSEG Power
1,287	5.00%, 04/01/2014	1,335
	Public Service Co. of Colorado
3,112	6.50%, 08/01/2038	3,653
	Southern California Edison Co.
6,441	5.75%, 03/15/2014	7,094
	TransCanada Pipelines Ltd.
2,649	7.25%, 08/15/2038	3,221
	Virginia Electric & Power Co.
1,627	5.10%, 11/30/2012	1,750

		62,689

	Total corporate bonds: investment grade (cost $595,220)	$621,577

CORPORATE BONDS: NON-INVESTMENT GRADE - 5.8%
	Basic Materials - 0.4%
	Georgia-Pacific LLC
$3,020	8.25%, 05/01/2016 ▪	$3,126
	Peabody Energy Corp.
840	7.38%, 11/01/2016	844
	Potlatch Corp.
1,900	12.50%, 12/01/2009 ⌂Δ	1,909
	Teck Resources Ltd.
1,045	10.75%, 05/15/2019 ▪	1,216

		7,095

	Capital Goods - 0.1%
	L-3 Communications Corp.
2,465	5.88%, 01/15/2015	2,335

	Consumer Cyclical - 0.3%
	Desarrolladora Homes S.A.
455	7.50%, 09/28/2015	428
	Federated Retail Holdings, Inc.
3,860	5.90%, 12/01/2016	3,499
	Parkson Retail Group Ltd.
1,400	7.88%, 11/14/2011	1,400
	Supervalu, Inc.
1,020	8.00%, 05/01/2016	1,012

		6,339

	Consumer Staples - 0.2%
	Constellation Brands, Inc.
1,190	8.38%, 12/15/2014	1,232

The Hartford Total Return Bond Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 5.8% — (continued)
	Consumer Staples - 0.2% — (continued)
	Tyson Foods, Inc.
$1,580	10.50%, 03/01/2014 ▪	$1,754

		2,986

	Energy - 0.3%
	Chesapeake Energy Corp.
2,595	7.00%, 08/15/2014	2,511
	Newfield Exploration Co.
910	7.13%, 05/15/2018	885
	Petrohawk Energy Corp.
810	9.13%, 07/15/2013	840
	Plains Exploration & Production Co.
830	7.75%, 06/15/2015	824

		5,060

	Finance - 0.4%
	Drummond Co., Inc.
970	7.38%, 02/15/2016 ▪	786
	Ford Motor Credit Co.
3,520	7.50%, 08/01/2012	3,249
	LPL Holdings, Inc.
3,790	10.75%, 12/15/2015 ▪	3,543

		7,578

	Foreign Governments - 0.3%
	Argentina (Republic of)
2,584	7.00%, 10/03/2015	1,332
	Indonesia (Republic of)
1,417	6.88%, 01/17/2018 §	1,438
	Philippines (Republic of)
1,139	8.38%, 06/17/2019	1,316
	Venezuela (Republic of)
1,428	5.75%, 02/26/2016	842

		4,928

	Health Care - 0.5%
	Biomet, Inc.
860	10.38%, 10/15/2017	920
	HCA, Inc.
3,475	9.25%, 11/15/2016	3,623
	IASIS Healthcare Capital Corp.
1,075	8.75%, 06/15/2014	1,069
	Inverness Medical Innovation, Inc.
2,190	9.00%, 05/15/2016	2,190
	Psychiatric Solutions, Inc.
1,610	7.75%, 07/15/2015	1,526

		9,328

	Services - 0.8%
	Affinion Group, Inc.
4,605	11.50%, 10/15/2015 ‡	4,260
	Echostar DBS Corp.
1,690	7.75%, 05/31/2015	1,694
	Mashantucket Western Pequot Revenue Bond
813	5.91%, 09/01/2021 ⌂	390
	MGM Mirage, Inc.
1,795	11.13%, 11/15/2017 ▪	1,974
	Pinnacle Entertainment, Inc.
1,175	8.63%, 08/01/2017 ▪☼	1,175
	TL Acquisitions, Inc.
1,530	10.50%, 01/15/2015 ▪	1,316
	Videotron Ltee
1,800	9.13%, 04/15/2018	1,868

		12,677

	Technology - 1.7%
	Charter Communications Operating LLC
1,725	10.00%, 04/30/2012 ▪Ψ	1,721
	Cricket Communications, Inc.
1,475	9.38%, 11/01/2014	1,497
	CSC Holdings, Inc.
1,550	8.50%, 04/15/2014 ▪	1,596
	DaVita, Inc.
2,255	6.63%, 03/15/2013	2,215
	Frontier Communications Corp.
1,615	8.25%, 05/01/2014	1,635
	Intelsat Bermuda Ltd.
3,500	9.25%, 06/15/2016 ⌂	3,465
	Intelsat Corp.
2,500	9.25%, 06/15/2016	2,525
	Level 3 Financing, Inc.
1,965	12.25%, 03/15/2013	1,970
	Mediacom LLC
1,845	7.88%, 02/15/2011	1,831
	MetroPCS Wireless, Inc.
2,230	9.25%, 11/01/2014	2,308
	Seagate Technology International
2,470	10.00%, 05/01/2014 ▪	2,705
	Sprint Capital Corp.
4,260	8.75%, 03/15/2032	3,669
	Windstream Corp.
3,070	8.63%, 08/01/2016	3,116

		30,253

	Transportation - 0.0%
	Grupo Senda Autotransporte
740	10.50%, 10/03/2015 ⌂	311

	Utilities - 0.8%
	AES Corp.
2,650	8.00%, 10/15/2017 ‡	2,597
	AES El Salvador Trust
800	6.75%, 02/01/2016 §	616
	El Paso Corp.
2,455	7.00%, 06/15/2017	2,359
	Energy Future Holdings
2,460	10.88%, 11/01/2017	2,134
	Mirant North America LLC
2,285	7.38%, 12/31/2013	2,256
	NRG Energy, Inc.
2,015	7.25%, 02/01/2014	1,980
770	7.38%, 01/15/2017	743
440	8.50%, 06/15/2019	433

The Hartford Total Return Bond Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 5.8% — (continued)
	Utilities - 0.8% — (continued)
	RRI Energy, Inc.
$1,712	6.75%, 12/15/2014	$1,691

		14,809

	Total corporate bonds: non-investment grade (cost $99,857)	$103,699

MUNICIPAL BONDS - 0.0%
	General Obligations - 0.0%
	Oregon School Boards Association, Taxable Pension
$1,250	4.76%, 06/30/2028	$1,088

	Total municipal bonds (cost $1,250)	$1,088

SENIOR FLOATING RATE INTERESTS: INVESTMENT GRADE♦ - 0.1%
	Health Care - 0.1%
	Life Technologies Corp.
$1,302	5.25%, 11/23/2015 ±	$1,311

	Total senior floating rate interests: investment grade (cost $1,270)	$1,311

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 3.2%
	Basic Materials - 0.6%
	Ashland, Inc.
$1,850	7.65%, 05/13/2014 ±	$1,879
	Cenveo, Inc., Delayed Draw Term Loan
27	5.11%, 06/21/2013 ±	26
	Cenveo, Inc., Term Loan C
1,308	5.11%, 06/21/2013 ±	1,249
	Georgia-Pacific Corp.
2,265	2.32%, 12/20/2012 ±	2,187
	Graham Packaging Co., Inc.
153	2.56%, 12/31/2011 ±	148
1,535	6.75%, 04/15/2014 ±	1,525
	Hexion Specialty Chemicals
425	3.31%, 05/05/2013 ±	319
	Huntsman International LLC
1,342	2.04%, 04/19/2014 ±	1,244
	Jarden Corp.
1,153	3.10%, 01/24/2012 ±	1,133
	John Maneely Co.
1,146	3.63%, 12/08/2013 ±	896

		10,606

	Capital Goods - 0.0%
	Yankee Candle Co.
423	2.00%, 02/06/2014 ±	391

	Consumer Cyclical - 0.3%
	AM General LLC
812	3.30%, 09/30/2013 ±	784
	American General Finance Corp.
37	0.29%, 09/30/2012 ±	36
	Aramark Corp.
64	2.03%, 01/26/2014 ±	60
1,023	2.47%, 01/26/2014 ±	970
	Dollarama Group L.P.
651	2.24%, 11/18/2011 ±	632
	Lear Corp.
625	4.75%, 04/25/2012 ±Ω	468
126	10.00%, 07/15/2010 ±☼Ω	131
	Roundy’s Supermarkets, Inc.
937	3.05%, 11/03/2011 ±	907
	William Carter Co.
1,242	1.81%, 07/14/2012 ±	1,204

		5,192

	Consumer Staples - 0.2%
	Dole Food Co., Inc.
52	0.51%, 04/12/2013 ±	52
	Dole Food Co., Inc. Tranche B Term Loan
90	8.00%, 04/12/2013 ±	91
	Dole Food Co., Inc. Tranche C Term Loan
337	8.00%, 04/12/2013 ±	338
	WM Wrigley Jr. Co.
2,683	6.50%, 10/06/2014 ±	2,718

		3,199

	Energy - 0.1%
	Lyondell Chemical Co.
660	5.81%, 12/15/2009 ±☼Ψ	556
375	9.17%, 12/15/2009 ±☼Ψ	388
	Lyondell Chemical Co., Dutch RC
17	3.79%, 12/20/2013 ±Ψ	7
	Lyondell Chemical Co., Dutch Tranche A
39	3.79%, 12/20/2013 ±Ψ	17
	Lyondell Chemical Co., German B-1
48	4.04%, 12/20/2014 ±Ψ	21
	Lyondell Chemical Co., German B-2
48	4.04%, 12/20/2014 ±Ψ	21
	Lyondell Chemical Co., German B-3
48	4.04%, 12/20/2014 ±Ψ	21
	Lyondell Chemical Co., Primary RC
63	3.79%, 12/20/2013 ±Ψ	27
	Lyondell Chemical Co., Term Loan A
121	3.79%, 12/20/2013 ±Ψ	52
	Lyondell Chemical Co., U.S. B-1
210	7.00%, 12/20/2014 ±Ψ	91
	Lyondell Chemical Co., U.S. B-2
210	7.00%, 12/20/2014 ±Ψ	91

The Hartford Total Return Bond Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 3.2% — (continued)
	Energy - 0.1% — (continued)
	Lyondell Chemical Co., U.S. B-3
$210	7.00%, 12/20/2014 ±Ψ	$91

		1,383

	Finance - 0.2%
	Brickman Group Holdings, Inc.
1,167	2.34%, 01/23/2014 ±	1,096
	Community Health Systems, Inc.
118	2.54%, 07/25/2014 ±	111
2,320	2.90%, 07/25/2014 ±	2,177
	Golden Gate National
1,011	3.04%, 03/14/2011 ±	925

		4,309

	Health Care - 0.3%
	HCA, Inc.
915	2.85%, 11/17/2013 ±	858
	HealthSouth Corp.
621	2.54%, 03/10/2013 ±	595
	IASIS Healthcare Capital Corp.
66	0.18%, 03/17/2014 ±	62
	IASIS Healthcare Capital Corp., Delayed Draw Term Loan
246	2.29%, 03/17/2014 ±	230
	IASIS Healthcare Capital Corp., Term Loan B
712	2.29%, 03/17/2014 ±	663
	Skilled Healthcare Group, Inc.
1,683	2.37%, 06/15/2012 ±	1,503
	Vanguard Health Holdings Co. II LLC
764	2.54%, 09/23/2011 ±	736

		4,647

	Services - 0.6%
	Affinion Group, Inc.
1,658	2.79%, 10/17/2012 ±	1,576
	Cedar Fair L.P.
1,208	2.29%, 08/30/2012 ±	1,175
	Cengage
629	2.79%, 07/05/2014 ±	537
	Greenwood Racing, Inc.
484	2.54%, 11/14/2011 ±	451
	Metavante Corp.
947	2.78%, 11/01/2014 ±	926
	R.H. Donnelley, Inc.
1,168	6.75%, 10/24/2014 ±Ψ	899
	Regal Cinemas, Inc.
1,484	4.35%, 10/27/2013 ±	1,467
	UPC Financing Partnership
517	2.06%, 12/31/2014 ±	485
280	3.81%, 12/31/2016 ±	272
	Venetian Macau Ltd.
228	2.25%, 05/25/2013 ±	210
131	2.85%, 05/25/2012 ±	121
	West Corp.
931	2.59%, 10/24/2013 ±	883
	WideOpenWest Finance LLC
2,913	7.30%, 06/29/2015 ±	1,747

		10,749

	Technology - 0.5%
	Charter Communications Operating LLC Incremental Term Loan
865	6.25%, 03/06/2014 ◊☼Ψ	862
	Charter Communications Operating LLC Term Loan
798	6.25%, 03/06/2014 ±Ψ	730
	DaVita, Inc.
860	1.79%, 10/05/2011 ±	836
	Intelsat Bermuda Ltd., Term Loan B 2A
928	2.80%, 01/03/2014 ±	881
	Intelsat Bermuda Ltd., Term Loan B 2B
927	2.80%, 01/03/2014 ±	881
	Intelsat Bermuda Ltd., Term Loan B 2C
927	2.80%, 01/03/2014 ±	881
	Mediacom Broadband LLC, Term Loan D1
1,519	2.02%, 01/31/2015 ±	1,429
	Mediacom Broadband LLC, Term Loan D2
388	2.02%, 01/31/2015 ±	365
	MetroPCS Wireless, Inc.
1,325	3.04%, 11/04/2013 ±	1,266
	Time Warner Telecom Holdings, Inc.
1,607	2.29%, 01/07/2013 ±	1,545

		9,676

	Transportation - 0.0%
	Northwest Airlines Corp.
508	2.29%, 12/31/2010 ±	482

	Utilities - 0.4%
	Astoria Generating Co. Acquisitions LLC
390	4.10%, 08/23/2013 ±	347
	Calpine Corp.
2,561	3.48%, 03/29/2014 ±	2,352
	NRG Energy, Inc.
920	0.50%, 02/01/2013 ±	877
1,718	2.01%, 02/01/2013 ±	1,637
	Texas Competitive Electric Holdings Co. LLC Term Loan B2
1,803	3.80%, 10/10/2014 ±	1,394
	Texas Competitive Electric Holdings Co. LLC Term Loan B3
786	3.80%, 10/12/2014 ±	605

		7,212

	Total senior floating rate interests: non-investment grade (cost $59,841)	$57,846

U.S. GOVERNMENT AGENCIES - 24.5%
	Federal Home Loan Mortgage Corporation - 7.2%
$13,762	5.00%, 06/01/2038	$14,090
1,886	5.04%, 06/01/2035 Δ	1,962

The Hartford Total Return Bond Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. GOVERNMENT AGENCIES - 24.5% — (continued)
	Federal Home Loan Mortgage Corporation - 7.2% — (continued)
$4,074	5.35%, 02/01/2037 Δ	$4,271
5,960	5.38%, 08/01/2037 Δ	6,256
1,852	5.43%, 07/01/2036 Δ	1,947
6,802	5.45%, 01/01/2037 Δ	7,150
521	5.47%, 05/01/2036 Δ	547
10,876	5.50%, 02/01/2037 - 05/01/2037	11,282
985	5.82%, 10/01/2036 Δ	1,033
57,047	6.00%, 01/01/2023 - 06/01/2038	59,946
21,751	6.50%, 10/01/2037 - 03/01/2038 Ꮊ	23,229

		131,713

	Federal National Mortgage Association - 12.5%
437	4.67%, 06/01/2034 Δ	454
1,417	4.68%, 09/01/2035 Δ	1,467
525	4.69%, 03/01/2035 Δ	544
1,032	4.74%, 04/01/2035 Δ	1,072
774	4.85%, 05/01/2035 - 07/01/2035 Δ	797
696	4.86%, 04/01/2035 Δ	720
1,207	4.98%, 07/01/2035 Δ	1,258
71,156	5.00%, 04/01/2018 - 11/01/2038	73,345
1,063	5.08%, 11/01/2035 Δ	1,110
4,067	5.23%, 02/01/2038 Δ	4,268
4,998	5.25%, 01/01/2038 Δ	5,247
18,084	5.27%, 04/01/2038	18,956
46,478	5.50%, 01/01/2017 - 05/01/2038 ☼	48,421
4,406	6.00%, 03/01/2013 - 03/01/2033	4,666
51,347	6.50%, 11/01/2037 - 05/01/2038	54,983
1,700	7.00%, 10/01/2037	1,852
209	7.50%, 12/01/2029 - 09/01/2031	232

		219,392

	Government National Mortgage Association - 4.8%
58,330	4.50%, 08/15/2039 ☼	58,622
8,888	5.50%, 05/15/2033 - 04/15/2038	9,275
16,826	6.00%, 10/15/2032 - 11/20/2037	17,707
2,145	6.50%, 09/15/2028 - 07/15/2032	2,318

		87,922

	Total U.S. government agencies (cost $424,980)	$439,027

U.S. GOVERNMENT SECURITIES - 19.1%
	U.S. Treasury Securities - 19.1%
	U.S. Treasury Bonds - 0.9%
$6,818	3.50%, 02/15/2039	$5,892
10,800	4.25%, 05/15/2039	10,689

		16,581

	U.S. Treasury Notes - 18.2%
134,250	0.88%, 05/31/2011	133,904
72,330	1.13%, 06/30/2011	72,392
41,624	2.25%, 05/31/2014	41,165
67,342	2.63%, 06/30/2014	67,700
10,456	3.13%, 05/15/2019	10,132

		325,293

		341,874

	Total U.S. government securities (cost $341,545)	$341,874

PREFERRED STOCKS - 0.0%
	Banks - 0.0%
85	Federal Home Loan Mortgage Corp., 8.38%	$112

	Total preferred stocks (cost $2,139)	$112

	Total long-term investments (cost $1,677,281)	$1,704,169

SHORT-TERM INVESTMENTS - 4.2%
	Investment Pools and Funds - 2.3%
20,700	JP Morgan U.S. Government Money Market Fund	$20,700
—	State Street Bank U.S. Government Money Market Fund	—
20,533	Wells Fargo Advantage Government Money Market Fund	20,533

		41,233

	Repurchase Agreements - 1.9%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/03/2009 in the amount of $21,704, collateralized by U.S. Treasury Bond 6.25%, 2030, value of $22,575)
$21,704	0.18%, 7/31/2009	21,704
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $6,173, collateralized by U.S. Treasury Note 4.25%, 2014, value of $6,297)
6,173	0.19%, 7/31/2009	6,173
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/03/2009 in the amount of $5,902, collateralized by U.S. Treasury Bill 3.25%, 2009, value of $6,029)
5,902	0.16%, 7/31/2009	5,902

		33,779

The Hartford Total Return Bond Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SHORT-TERM INVESTMENTS - 4.2% — (continued)

Total short-term investments (cost $75,012)		$75,012

Total investments (cost $1,752,293) ▲	99.3%	$1,779,181
Other assets and liabilities	0.7%	13,049

Total net assets	100.0%	$1,792,230

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.6% of total net assets at July 31, 2009.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $1,753,378 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$74,948
Unrealized Depreciation	(49,145)

Net Unrealized Appreciation	$25,803

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at July 31, 2009, was $2,302, which represents 0.13% of total net assets.

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2009.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2009, was $141,140, which represents 7.88% of total net assets.

§	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2009, the market value of these securities amounted to $5,591 or 0.31% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2009.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2009 was $74,886.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2009.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2009.

Ω	Debt security in default due to bankruptcy.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.
EUR — EURO

JPY — Japanese Yen

♦	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2009.

Ꮊ	Security pledged as initial margin deposit for open futures contracts at July 31, 2009.
Futures Contracts Outstanding at July 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	84	Long	Sep 2009	$(17)
5 Year U.S. Treasury Note	252	Long	Sep 2009	$95
10 Year U.S. Treasury Note	665	Short	Sep 2009	$(1,406)
U.S. Long Bond	183	Long	Sep 2009	$17

				$(1,311)

*	The number of contracts does not omit 000’s.

The Hartford Total Return Bond Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
03/2005	$13,599	Banc of America Commercial Mortgage, Inc., 4.52%, 09/11/2036 - 144A	$108
08/2007	$18,894	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	2,616
04/2007	$1,000	Bayview Financial Acquisition Trust, 1.94%, 05/28/2037	1,000
10/2004	$9,811	Bear Stearns Commercial Mortgage Securities, Inc., 4.07%, 07/11/2042	177
12/2004	$8,397	Bear Stearns Commercial Mortgage Securities, Inc., 4.12%, 11/11/2041	136
04/2006 - 08/2007	$24,324	CBA Commercial Small Balance Commercial Mortgage, 7.00%, 07/25/2035 - 06/25/2038 - 144A	296
02/2007	$—	Citigroup Mortgage Loan Trust, Inc., 0.00%, 01/25/2037 - 144A	—
08/2007	$8,225	Citigroup Mortgage Loan Trust, Inc., 5.91%, 07/25/2037	8,209
02/2007 - 07/2009	$318	Citigroup Mortgage Loan Trust, Inc., 12.00%, 01/25/2037 - 144A	551
08/2007	$8,818	Countrywide Home Loans, Inc., 6.00%, 10/25/2037	8,658
05/2007	$8,024	First Horizon Mortgage Pass-Through Trust, 5.83%, 05/25/2037	8,042
06/2006	$26,865	GE Business Loan Trust, 6.14%, 05/15/2034 - 144A	77
07/2004	$20,713	Goldman Sachs Mortgage Securities Corp. II, 4.38%, 08/10/2038 - 144A	109
05/2008	$740	Grupo Senda Autotransporte, 10.50%, 10/03/2015 - 144A	739
06/2006 - 06/2007	$3,500	Intelsat Bermuda Ltd., 9.25%, 06/15/2016	3,648
03/2007	$385	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	385
09/2006	$23,464	LB-UBS Commercial Mortgage Trust, 5.26%, 09/15/2039	493
07/2005	$813	Mashantucket Western Pequot Revenue Bond, 5.91%, 09/01/2021 - 144A	813
09/2006	$20,462	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.27%, 07/12/2046	517
04/2005 - 08/2006	$2,995	Morgan Stanley Dean Witter Capital I, 8.05%, 08/25/2032 - Reg D	84
04/2007	$48	Nationstar Home Equity Loan Trust, 9.97%, 03/25/2037 - 144A	48
11/2006	$850	North Street Referenced Linked Notes, 1.54%, 04/28/2011 - 144A	812
03/2005	$437	Popular ABS Mortgage Pass-Through Trust, 5.42%, 04/25/2035	437
10/2001 - 11/2001	$1,900	Potlatch Corp., 12.50%, 12/01/2009	1,909
02/2007	$85	Soundview NIM Trust, 6.41%, 12/25/2036 - 144A	85
06/2007	$4,760	Wamu Commercial Mortgage Securities Trust, 6.14%, 03/23/2045 - 144A	4,742
03/2008	$3,632	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	2,932
     The aggregate value of these securities at July 31, 2009 was $31,890 which represents 1.78% of total net assets.
Forward Foreign Currency Contracts Outstanding at July 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Euro (Buy)	$17,231	$17,198	08/10/09	$33
Euro (Sell)	68,582	67,456	08/10/09	(1,126)
Japanese Yen (Buy)	8,025	7,885	08/07/09	140
Japanese Yen (Sell)	32,711	33,158	08/07/09	447
Japanese Yen (Buy)	40,677	41,080	08/07/09	(403)
Japanese Yen (Sell)	34,463	33,964	08/07/09	(499)

				$(1,408)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Total Return Bond Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)
Credit Default Swap Agreements Outstanding at July 31, 2009

						Unrealized
		Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
JP Morgan Chase Bank	CDX North American High Yield Index	Buy	5.00%	06/20/14	$18,323	$(1,411)

						$(1,411)

Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$137,635	$—	$129,219	$8,416
Corporate Bonds: Investment Grade	621,577	—	620,306	1,271
Corporate Bonds: Non-Investment Grade	103,699	—	102,367	1,332
Municipal Bonds	1,088	—	1,088	—
Preferred Stocks	112	112	—	—
Senior Floating Rate Interests: Investment Grade	1,311	—	1,311	—
Senior Floating Rate Interests: Non-Investment Grade	57,846	—	57,846	—
U.S. Government Agencies	439,027	—	439,027	—
U.S. Government Securities	341,874	20,821	321,053	—
Short-Term Investments	75,012	41,233	33,779	—

Total	$1,779,181	$62,166	$1,705,996	$11,019

Other Financial Instruments *	$732	$112	$620	$—

Liabilities:
Other Financial Instruments *	$4,862	$1,423	$3,439	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Change in
	Balance as of		Unrealized		Transfers In
	October 31,	Realized Gain	Appreciation		and/or Out of	Balance as of
	2008	(Loss)	(Depreciation)	Net Sales	Level 3	July 31, 2009

Assets:
Asset & Commercial Mortgage Backed Securities	14,452	(1,100)	(3,480)*	(176)	(1,280)	8,416
Corporate Bonds	3,929	(1,744)	1,229 †	(1,086)	275	2,603

Total	$18,381	$(2,844)	$(2,251)	$(1,262)	$(1,005)	$11,019

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $(4,016).

†	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2009 was $1,069.

The Hartford Value Fund
Schedule of Investments
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5%
	Automobiles & Components - 0.5%
235	Ford Motor Co. •	$1,882

	Banks - 4.3%
115	PNC Financial Services Group, Inc.	4,230
478	Wells Fargo & Co.	11,692

		15,922

	Capital Goods - 7.7%
138	Cummins, Inc.	5,927
449	General Electric Co.	6,018
74	Illinois Tool Works, Inc.	3,013
214	Ingersoll-Rand plc	6,180
84	PACCAR, Inc.	2,904
57	Precision Castparts Corp.	4,533

		28,575

	Commercial & Professional Services - 1.0%
127	Waste Management, Inc.	3,562

	Consumer Durables & Apparel - 3.0%
83	Coach, Inc.	2,444
212	Mattel, Inc.	3,729
121	Stanley Works	4,850

		11,023

	Diversified Financials - 10.2%
67	Ameriprise Financial, Inc.	1,852
443	Bank of America Corp.	6,555
165	Bank of New York Mellon Corp.	4,501
67	Goldman Sachs Group, Inc.	10,876
351	JP Morgan Chase & Co.	13,570

		37,354

	Energy - 17.7%
56	Apache Corp.	4,735
96	Baker Hughes, Inc.	3,892
71	BP plc ADR	3,553
145	Chevron Corp.	10,052
23	EOG Resources, Inc.	1,718
225	Exxon Mobil Corp.	15,859
137	Marathon Oil Corp.	4,402
76	Newfield Exploration Co. •	2,973
111	Occidental Petroleum Corp.	7,940
101	Total S.A. ADR	5,621
97	XTO Energy, Inc.	3,915

		64,660

	Food & Staples Retailing - 3.4%
135	CVS/Caremark Corp.	4,516
122	Kroger Co.	2,600
130	Safeway, Inc.	2,465
124	Sysco Corp.	2,937

		12,518

	Food, Beverage & Tobacco - 4.3%
31	General Mills, Inc.	1,838
109	Nestle S.A. ADR	4,492
94	PepsiCo, Inc.	5,340
89	Philip Morris International, Inc.	4,157

		15,827

	Health Care Equipment & Services - 5.3%
87	Baxter International, Inc.	4,887
112	Cardinal Health, Inc.	3,736
96	Covidien plc	3,611
167	UnitedHealth Group, Inc.	4,678
51	Zimmer Holdings, Inc. •	2,395

		19,307

	Household & Personal Products - 0.8%
53	Kimberly-Clark Corp.	3,115

	Insurance - 6.2%
176	ACE Ltd.	8,644
95	AON Corp.	3,748
108	Chubb Corp.	4,974
67	Principal Financial Group, Inc.	1,595
197	Unum Group	3,696

		22,657

	Materials - 3.9%
70	Agrium U.S., Inc.	3,215
132	Cliff’s Natural Resources, Inc.	3,618
116	E.I. DuPont de Nemours & Co.	3,582
71	Mosaic Co.	3,702

		14,117

	Media - 1.5%
363	Comcast Corp. Class A	5,390

	Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
82	Abbott Laboratories	3,689
59	Johnson & Johnson	3,586
154	Merck & Co., Inc.	4,613
485	Pfizer, Inc.	7,718
71	Teva Pharmaceutical Industries Ltd. ADR	3,793

		23,399

	Retailing - 4.1%
86	Gap, Inc.	1,404
103	Home Depot, Inc.	2,677
73	Kohl’s Corp. •	3,564
172	Staples, Inc.	3,607
85	Target Corp.	3,690

		14,942

	Semiconductors & Semiconductor Equipment - 2.8%
323	Intel Corp.	6,220
176	Texas Instruments, Inc.	4,225

		10,445

	Software & Services - 1.6%
248	Microsoft Corp.	5,833

	Technology Hardware & Equipment - 3.9%
266	Cisco Systems, Inc. •	5,863
116	Hewlett-Packard Co.	5,014
202	Ingram Micro, Inc. •	3,391

		14,268

	Telecommunication Services - 3.4%
342	AT&T, Inc.	8,969
114	Verizon Communications, Inc.	3,669

		12,638

1

The Hartford Value Fund
Schedule of Investments — (continued)
July 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% — (continued)
	Transportation - 0.8%
51	United Parcel Service, Inc. Class B	$2,756

	Utilities - 4.7%
108	Edison International	3,494
55	Entergy Corp.	4,378
59	Exelon Corp.	2,975
74	FPL Group, Inc.	4,205
63	SCANA Corp.	2,224

		17,276

	Total common stocks (cost $367,341)	$357,466

	Total long-term investments (cost $367,341)	$357,466

SHORT-TERM INVESTMENTS - 3.0%
	Repurchase Agreements - 3.0%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $289, collateralized by FNMA 4.00%, 2039, value of $295)
$289	0.20%, 7/31/2009	$289

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $5,590, collateralized by FHLMC 4.00% - 6.50%, 2011 - 2039, FNMA 4.50% - 7.50%, 2029 - 2048, value of $5,701)

5,590	0.21%, 7/31/2009	5,590

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $3,177, collateralized by FHLMC 4.00% - 8.00%, 2017 - 2039, GNMA 4.00% - 7.00%, 2026 - 2044, value of $3,241)

3,177	0.20%, 7/31/2009	3,177
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $1,837, collateralized by FHLMC 4.00% - 8.00%, 2011 - 2048, value of $1,874)
1,837	0.21%, 7/31/2009	1,837
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/03/2009 in the amount of $9, collateralized by U.S. Treasury Bill 6.00%, 2009, value of $9)
9	0.18%, 7/31/2009	9

		10,902

	Total short-term investments (cost $10,902)	$10,902

Total investments (cost $378,243) ▲	100.5%	$368,368
Other assets and liabilities	(0.5)%	(1,752)

Total net assets	100.0%	$366,616

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.6% of total net assets at July 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2009, the cost of securities for federal income tax purposes was $381,670 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$24,372
Unrealized Depreciation	(37,674)

Net Unrealized Depreciation	$(13,302)

•	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
July 31, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$357,466	$357,466	$—	$—
Short-Term Investments	10,902	—	10,902	—

Total	$368,368	$357,466	$10,902	$—

2

Item 2. Controls and Procedures.
(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant’s management, including the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.
Date: September 25, 2009	By:	/s/ Robert M. Arena
Robert M. Arena
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 25, 2009	By:	/s/ Robert M. Arena
Robert M. Arena
Its: President

Date: September 25, 2009	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer